             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the ExecAnnuity Plus '93 variable annuity policy issued by Allmerica Financial Life Insurance and Annuity Company (Form A3021-93) and the ExecAnnuity Plus '91 variable annuity policy issued by Allmerica Financial Life Insurance and Annuity Company (Form A3018-91) and First Allmerica Financial Life Insurance Company (Form A3018-94). Neither of these policies is currently being sold. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2002 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881 or returning the attached request card. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Separate Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of one of the following funds:

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)      DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)
AIT Core Equity Fund                             Delaware VIP Growth Opportunities Series
AIT Equity Index Fund
AIT Government Bond Fund                         DELAWARE GROUP PREMIUM FUND
AIT Money Market Fund                            Delaware VIP International Value Equity Series
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund             EATON VANCE VARIABLE TRUST
AIT Select Emerging Markets Fund                 Eaton Vance VT Floating-Rate Income Fund
AIT Select Growth Fund
AIT Select Growth and Income Fund                FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Select International Equity Fund             Fidelity VIP Equity-Income Portfolio
AIT Select Investment Grade Income Fund          Fidelity VIP Growth Portfolio
AIT Select Strategic Growth Fund                 Fidelity VIP High Income Portfolio
AIT Select Strategic Income Fund                 Fidelity VIP Overseas Portfolio
AIT Select Value Opportunity Fund                FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIM VARIABLE INSURANCE FUNDS                     Fidelity VIP II Asset Manager Portfolio
(SERIES I SHARES)
AIM V.I. Aggressive Growth Fund                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIM V.I. Blue Chip Fund                          (SERVICE CLASS 2)
AIM V.I. Premier Equity Fund                     Fidelity VIP II Contrafund-Registered Trademark-
AIM VARIABLE INSURANCE FUNDS                     Portfolio
(SERIES II SHARES)                               FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIM V.I. Basic Value Fund                        (SERVICE CLASS 2)
AIM V.I. Capital Development Fund                Fidelity VIP III Growth Opportunities Portfolio
                                                 Fidelity VIP III Mid Cap Portfolio
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.     Fidelity VIP III Value Strategies Portfolio
(CLASS B)
AllianceBernstein Small Cap Value Portfolio      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AllianceBernstein Value Portfolio                (CLASS 2)
Alliance Growth and Income Portfolio             FT VIP Franklin Growth and Income Securities Fund
Alliance Premier Growth Portfolio                FT VIP Franklin Large Cap Growth Securities Fund
                                                 FT VIP Franklin Small Cap Fund
                                                 FT VIP Mutual Shares Securities Fund
                                                 FT VIP Templeton Foreign Securities Fund

                                               (CONTINUING TO THE NEXT PAGE)

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               DATED MAY 1, 2002

(CONT.)

INVESCO VARIABLE INVESTMENT FUNDS, INC.          PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
INVESCO VIF Health Sciences Fund                 Pioneer Emerging Markets VCT Portfolio
JANUS ASPEN SERIES (SERVICE SHARES)              Pioneer Real Estate Shares VCT Portfolio
Janus Aspen Growth Portfolio                     SCUDDER VARIABLE SERIES II
Janus Aspen Growth and Income Portfolio          Scudder Technology Growth Portfolio
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE     SVS Dreman Financial Services Portfolio
TRUST-SM- (SERVICE CLASS)                        T. ROWE PRICE INTERNATIONAL SERIES, INC.
MFS-Registered Trademark- Mid Cap Growth Series  T. Rowe Price International Stock Portfolio
MFS-Registered Trademark- New Discovery Series
MFS-Registered Trademark- Total Return Series
MFS-Registered Trademark- Utilities Series
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
SHARES)
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA

Information specific to ExecAnnuity Plus '91 (A3018-91 and A3018-94) is set forth in Appendix B. Owners of these policies should review this Appendix first.

The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received.

The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. They may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You may also contact the Company directly to find out more about these annuity contracts.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         5
SUMMARY OF FEES AND EXPENSES................................         7
SUMMARY OF THE POLICY FEATURES..............................        19
PERFORMANCE INFORMATION.....................................        22
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        32
INVESTMENT OBJECTIVES AND POLICIES..........................        35
WHAT IS AN ANNUITY?.........................................        39
CHARGES AND DEDUCTIONS......................................        39
  SURRENDER CHARGE..........................................        39
        Charge for Surrender and Partial Redemptions........        40
        Free Withdrawal Amounts.............................        40
        Life Expectancy Distributions.......................        41
        Charge at the Time Annuity Benefit Payments Begin...        42
        Sales Expense.......................................        42
  PREMIUM TAXES.............................................        42
  POLICY FEE................................................        43
  CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT
    (M-GAP) RIDER...........................................        43
  ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS............        43
        Mortality and Expense Risk Charge...................        43
        Administrative Expense Charge.......................        43
        Transfer Charge.....................................        44
        Other Charges.......................................        44
THE VARIABLE ANNUITY POLICIES...............................        44
  PURCHASE PAYMENTS.........................................        44
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............        45
  RIGHT TO CANCEL ALL OTHER POLICIES........................        45
  TELEPHONE TRANSACTION PRIVILEGE...........................        46
  TRANSFER PRIVILEGE........................................        46
  SURRENDER.................................................        47
  PARTIAL REDEMPTION........................................        48
  DEATH BENEFIT.............................................        48
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        49
  ASSIGNMENT................................................        50
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.........        50
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............        51
  NORRIS DECISION...........................................        52
  COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT
    PAYMENTS................................................        52
FEDERAL TAX CONSIDERATIONS..................................        54
  GENERAL...................................................        54
        The Company.........................................        54
        Diversification Requirements........................        54
        Investor Control....................................        55
  QUALIFIED AND NON-QUALIFIED POLICIES......................        55
  TAXATION OF THE POLICIES IN GENERAL.......................        55
        Withdrawals Prior to Annuitization..................        55
        Annuity Payouts After Annuitization.................        55
        Penalty on Distribution.............................        56
        Assignments or Transfers............................        56
        Nonnatural Owners...................................        56

        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        56
  TAX WITHHOLDING...........................................        57
  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.........        57
        Self-Employed Pension and Profit Sharing Plans......        57
        Individual Retirement Annuities.....................        57
        Tax-Sheltered Annuities.............................        58
        Texas Optional Retirement Program...................        58
LOANS (QUALIFIED POLICIES ONLY).............................        58
STATEMENTS AND REPORTS......................................        59
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        59
VOTING RIGHTS...............................................        60
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        60
LEGAL MATTERS...............................................        61
FURTHER INFORMATION.........................................        61
APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT....       A-1
APPENDIX B -- POLICY NO. A3018-91 (AND STATE VARIATIONS
 THEREOF) ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY
 COMPANY POLICY NO. A3018-94 FIRST ALLMERICA FINANCIAL LIFE
 INSURANCE COMPANY..........................................       B-1
APPENDIX C -- CONDENSED FINANCIAL INFORMATION (ALLMERICA
 FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)..............       C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION (FIRST
 ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)................       D-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE POLICY, THE SEPARATE ACCOUNT AND THE
 COMPANY....................................................         4
SERVICES....................................................         4
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
EXCHANGE OFFER..............................................         7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
 (M-GAP) RIDER..............................................        11
PERFORMANCE INFORMATION.....................................        13
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the General Account credited to the Policy on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE: the date on which annuity payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity payments under the Policy.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance Company and Annuity Company for all ExecAnnuity Plus '93 policies (Form A3021-93) and for ExecAnnuity Plus '91 policies (Form A3018-91) except for ExecAnnuity Plus '91 policies issued in New York on Form A3018-94 on and after April 1, 1994. With regard to these New York policies, any reference to "Company" refers exclusively to First Allmerica Financial Life Insurance Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ANNUITY PAYOUT: an annuity payout option providing for payments which remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a Separate Account.

SEPARATE ACCOUNT: Separate Account VA-K of the Company. Separate Account VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

SUB-ACCOUNT: a subdivision of the Separate Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Policy on full surrender after deducting any applicable Policy fee, rider charge and surrender charge.

UNDERLYING FUND (FUNDS): an investment portfolio of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AIM"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding series of Delaware Group Premium Fund ("Delaware VIP"), a corresponding fund of Eaton Vance Variable Trust ("EVVT"), a corresponding portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding series of MFS Variable Insurance Trust (the "MFS Trust"), a corresponding fund of Oppenheimer Variable Account Funds ("Oppenheimer"), a corresponding portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), a corresponding portfolio of

Scudder Variable Series II ("SVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the AIT Core Equity Fund, AIT Money Market Fund, AIT Equity Index Fund or AIT Select Growth and Income Fund.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the ExecAnnuity Plus Policy. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Policies, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds. In addition to the charges and expenses described below, premium taxes may be applicable in some states and are deducted as described under "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

                                                              POLICY YEAR MEASURED
                                                                  FROM DATE OF
                                                                PURCHASE PAYMENT      CHARGE
(1) POLICY CHARGES:                                           --------------------    ------
                                                                      0-2               8%
                                                                       3                7%
                                                                       4                6%
                                                                       5                5%
                                                                       6                4%
                                                                       7                3%
                                                                       8                2%
                                                                       9                1%
                                                                  More than 9           0%
SURRENDER CHARGE:*
  During the accumulation phase, this charge may be
  assessed upon surrender, withdrawal or annuitization
  under any period certain option. The charge is a
  percentage of payments withdrawn (in excess of any
  amount that is free of surrender charge) within the
  indicated time period.

*From time to time the Company may allow a reduction of the surrender charge or the period during which the charge applies, or both, when Policies are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the
Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS.

TRANSFER CHARGE:                                                                       None
  The Company currently makes no charge for processing
  transfers and Guarantees that the first 12 transfers in
  a Policy year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  Right to assess a charge, guaranteed never to exceed
  $25, to reimburse the Company for the costs of
  processing the transfer.

ANNUAL POLICY FEE:                                                                     $30
  During the accumulation phase, a Policy fee equal to the
  lesser of $30 or 3% is deducted annually and upon
  surrender when Accumulated Value is $50,000 or less. The
  fee is waived for Policies issued to and maintained by
  the trustee of a 401(k) plan.

OPTIONAL RIDER CHARGES:
  If you elected one of the following riders prior to
  their discontinuance on 1/31/02, the charge is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP)                                0.25%
      Rider with a ten-year waiting period:
    Optional Minimum Guaranteed Annuity Payout (M-GAP)                                0.15%
      Rider with a fifteen-year waiting period:

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

(2) ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
  (on an annual basis as percentage of average daily net
  assets)
  MORTALITY AND EXPENSE RISK CHARGE:                            1.25%
  ADMINISTRATIVE EXPENSE CHARGE:                                0.20%
                                                                ------
  TOTAL ANNUAL EXPENSES:                                        1.45%

(3) ANNUAL UNDERLYING FUND EXPENSES:

Total expenses of the Underlying Funds are not fixed or specified under the terms of the Policy and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2001, as adjusted for any material changes. THE UNDERLYING FUND INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.

                                                                                                         TOTAL FUND
                                          MANAGEMENT FEE                       OTHER EXPENSES             EXPENSES
                                            (AFTER ANY        FEES UNDER     (AFTER ANY WAIVERS/    (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)   12B-1 PLANS*      REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                         ------------------   ------------   ---------------------   --------------------
AIT Core Equity Fund (Service
 Shares)..............................        0.55%              0.15%              0.06%            0.76%(1)(2)
AIT Equity Index Fund (Service
 Shares)..............................        0.28%              0.15%              0.06%            0.49%(1)(2)
AIT Government Bond Fund (Service
 Shares)..............................        0.50%              0.15%              0.08%            0.73%(1)
AIT Money Market Fund (Service
 Shares)..............................        0.31%              0.15%              0.05%            0.51%(1)
AIT Select Aggressive Growth Fund
 (Service Shares).....................        0.83%              0.15%              0.07%            1.05%(1)(2)
AIT Select Capital Appreciation Fund
 (Service Shares).....................        0.88%              0.15%              0.06%            1.09%(1)(2)
AIT Select Emerging Markets Fund
 (Service Shares).....................        1.35%              0.15%              0.34%            1.84%(1)(2)
AIT Select Growth Fund (Service
 Shares)..............................        0.79%              0.15%              0.06%            1.00%(1)(2)
AIT Select Growth and Income Fund
 (Service Shares).....................        0.68%              0.15%              0.05%            0.88%(1)(2)
AIT Select International Equity Fund
 (Service Shares).....................        0.89%              0.15%              0.12%            1.16%(1)(2)
AIT Select Investment Grade Income
 Fund (Service Shares)................        0.41%              0.15%              0.06%            0.62%(1)
AIT Select Strategic Growth Fund
 (Service Shares).....................        0.85%              0.15%              0.29%            1.29%(1)
AIT Select Strategic Income Fund
 (Service Shares).....................        0.58%              0.15%              0.39%            1.12%(1)
AIT Select Value Opportunity Fund
 (Service Shares).....................        0.87%              0.15%              0.05%            1.07%(1)(2)
AIM V.I. Aggressive Growth Fund
 (Series I Shares)....................        0.80%              0.00%              0.41%            1.21%(3)
AIM V.I. Blue Chip Fund (Series I
 Shares)..............................        0.75%              0.00%              0.51%            1.26%(3)
AIM V.I. Premier Equity Fund (Series I
 Shares)..............................        0.60%              0.00%              0.25%            0.85%(3)
AIM V.I. Basic Value Fund (Series II
 Shares)..............................        0.73%              0.15%              0.57%            1.45%(3)(4)
AIM V.I. Capital Development Fund
 (Series II Shares)...................        0.75%              0.25%              0.41%            1.41%(3)
AllianceBernstein Small Cap Value
 Portfolio (Class B)..................        0.25%              0.25%              0.95%            1.45%(5)
AllianceBernstein Value Portfolio
 (Class B)............................        0.25%              0.25%              0.95%            1.45%(5)
Alliance Growth and Income Portfolio
 (Class B)............................        0.63%              0.25%              0.04%            0.92%
Alliance Premier Growth Portfolio
 (Class B)............................        1.00%              0.25%              0.04%            1.29%
Delaware VIP Growth Opportunities
 Series (Service Class)...............        0.75%              0.15%              0.12%            1.02%(6)
Delaware VIP International Value
 Equity Series........................        0.84%              0.00%              0.16%            1.00%(7)
Eaton Vance VT Floating-Rate Income
 Fund.................................        0.58%              0.25%              0.50%            1.33%(8)
Fidelity VIP Equity-Income
 Portfolio............................        0.48%              0.00%              0.10%            0.58%(9)

                                                                                                         TOTAL FUND
                                          MANAGEMENT FEE                       OTHER EXPENSES             EXPENSES
                                            (AFTER ANY        FEES UNDER     (AFTER ANY WAIVERS/    (AFTER ANY WAIVERS/
UNDERLYING FUND                         VOLUNTARY WAIVERS)   12B-1 PLANS*      REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                         ------------------   ------------   ---------------------   --------------------
Fidelity VIP Growth Portfolio.........        0.58%              0.00%              0.10%            0.68%(9)
Fidelity VIP High Income Portfolio....        0.58%              0.00%              0.13%            0.71%(9)
Fidelity VIP Overseas Portfolio.......        0.73%              0.00%              0.19%            0.92%(9)
Fidelity VIP II Asset Manager
 Portfolio............................        0.53%              0.00%              0.11%            0.64%(9)
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio (Service
 Class 2).............................        0.58%              0.25%              0.11%            0.94%(10)
Fidelity VIP III Growth Opportunities
 Portfolio (Service Class 2)..........        0.58%              0.25%              0.12%            0.95%(10)
Fidelity VIP III Mid Cap Portfolio
 (Service Class 2)....................        0.58%              0.25%              0.11%            0.94%(10)
Fidelity VIP III Value Strategies
 Portfolio (Service Class 2)..........        0.58%              0.25%              0.26%            1.09%(11)
FT VIP Franklin Growth and Income
 Securities Fund......................        0.48%              0.25%              0.03%            0.76%(12)(13)
FT VIP Franklin Large Cap Growth
 Securities Fund (Class 2)............        0.75%              0.25%              0.03%            1.03%(12)(13)
FT VIP Franklin Small Cap Fund
 (Class 2)............................        0.53%              0.25%              0.31%            1.09%(12)(14)
FT VIP Mutual Shares Securities Fund
 (Class 2)............................        0.60%              0.25%              0.19%            1.04%(12)
FT VIP Templeton Foreign Securities
 Fund (Class 2).......................        0.69%              0.25%              0.22%            1.16%(12)(14)
INVESCO VIF Health Sciences Fund......        0.75%              0.00%              0.31%            1.06%(15)
Janus Aspen Growth Portfolio (Service
 Shares)..............................        0.65%              0.25%              0.01%            0.91%(16)
Janus Aspen Growth and Income
 Portfolio (Service Shares)...........        0.65%              0.25%              0.05%            0.95%(16)
MFS-Registered Trademark- Mid Cap
 Growth Series (Service Class)........        0.75%              0.25%              0.15%            1.15%(17)(18)
MFS-Registered Trademark- New
 Discovery Series (Service Class).....        0.90%              0.25%              0.16%            1.31%(17)(18)
MFS-Registered Trademark- Total Return
 Series (Service Class)...............        0.75%              0.25%              0.14%            1.14%(17)
MFS-Registered Trademark- Utilities
 Series (Service Class)...............        0.75%              0.25%              0.18%            1.18%(17)
Oppenheimer Capital Appreciation
 Fund/VA (Service Shares).............        0.64%              0.25%              0.02%            0.91%(19)
Oppenheimer Global Securities Fund/VA
 (Service Shares).....................        0.64%              0.25%              0.06%            0.95%(19)
Oppenheimer High Income Fund/VA
 (Service Shares).....................        0.74%              0.25%              0.07%            1.06%(19)
Oppenheimer Main Street Growth &
 Income Fund/VA (Service Shares)......        0.68%              0.25%              0.05%            0.98%(19)
Oppenheimer Multiple Strategies
 Fund/VA (Service Shares).............        0.72%              0.25%              0.04%            1.01%(19)(20)
Pioneer Emerging Markets VCT Portfolio
 (Class II)...........................        0.09%              0.25%              1.56%            1.90%(21)
Pioneer Real Estate Shares VCT
 Portfolio (Class II).................        0.80%              0.25%              0.47%            1.52%
Scudder Technology Growth Portfolio...        0.74%              0.00%              0.07%            0.81%(22)
SVS Dreman Financial Services
 Portfolio............................        0.75%              0.00%              0.11%            0.86%(22)
T. Rowe Price International Stock
 Portfolio............................        1.05%              0.00%              0.00%            1.05%(23)

*These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive service fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Policy owners. Currently the Company receives services fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.

(1)Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act ("12b-1 Plan") that permits the Funds to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of a Fund's average daily net assets. The 12b-1 Plan has been implemented at an initial rate of 0.15 percent of average daily net assets.

Through December 31, 2002, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund,1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001.

In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at anytime.

(2)These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. These amounts have not been treated as reductions of expenses. Including these reductions, Total Annual Fund Operating Expenses were 0.73% for AIT Core Equity Fund, 0.47% for AIT Equity Index Fund, 1.02% for AIT Select Aggressive Growth Fund, 1.08% for AIT Select Capital Appreciation Fund, 1.74% for AIT Select Emerging Markets Fund, 0.93% for AIT Select Growth Fund, 0.87% for AIT Select Growth and Income Fund, 1.14% for AIT Select International Equity Fund, and 1.02% for AIT Select Value Opportunity Fund.

(3)Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4)The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Annual Fund Operating Expenses to 1.45%.

Total Annual Fund Operating Expenses before waivers and reimbursements for AIM V.I. Basic Value Fund Series II was 1.55%.

(5)As of May 1, 2002, the investment advisor of AllianceBernstein Small Cap Value Portfolio and AllianceBernstein Value Portfolio agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit Total Operating Expenses on an annual basis to 1.45% of the average daily net assets. Absent any waiver or reimbursement the Total Operating Expenses would have been 3.17% for AllianceBernstein Small Cap Value Portfolio and 2.47% for AllianceBernstein Value Portfolio.

(6)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware Management Company ("DMC"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.90%.

(7)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware International Advisers Ltd., ("DIAL") has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.00%. Without such arrangement, the total operating expenses for the fiscal year 2001were 1.01% for Delaware VIP International Value Equity Series.

(8)As adjusted for material changes.

(9)Actual annual Class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were: 0.57% for Fidelity VIP Equity-Income Portfolio, 0.65% for Fidelity VIP Growth Portfolio, 0.87% for Fidelity VIP Overseas Portfolio, 0.63% for Fidelity VIP II Asset Manager Portfolio, and 0.70% for Fidelity VIP High Income Portfolio.

(10)Actual annual service Class 2 operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were:
0.90% for Fidelity VIP II Contrafund Portfolio, 0.88% for Fidelity VIP III Mid Cap Portfolio, and 0.93% Fidelity VIP III Growth Opportunities Portfolio.

(11)The portfolio commenced operations on February 20, 2002. Management Fee and Other Expenses are estimated.

Effective February 20, 2002, Fidelity Management & Research Company ("FMR") has voluntarily agreed to reimburse the Service Class 2 to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

(12)The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(13)The Fund administration fee is paid indirectly through the management fee.

(14)For FT VIP Franklin Small Cap Fund and FT VIP Templeton Foreign Securities Fund, the managers had agreed in advance to make estimated reductions of 0.08% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the Total Annual Fund Operating Expenses are estimated to be 1.01% and 1.15%, respectively.

(15)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(16)Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(17)Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service Class shares (These fees are referred to as distribution fees).

MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series, and MFS-Registered Trademark- Utilities Series have an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expense of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower for these series and would equal: 1.15% for MFS-Registered Trademark- Mid Cap Growth Series, 1.30% for MFS-Registered Trademark- New Discovery Series, 1.13% for MFS-Registered Trademark- Total Return Series, and 1.17% for MFS-Registered Trademark- Utilities Series.

(18)MFS has contractually agreed, subject to reimbursement, to bear the MFS-Registered Trademark- Mid Cap Growth Series and MFS-Registered Trademark-New Discovery Series expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Absent this reimbursement "Total Expenses" would have been higher and would equal: 1.34% for MFS-Registered Trademark- New Discovery Series and 1.20% for MFS-Registered Trademark- Mid Cap Growth Series.

(19)Effective May 1, 2002, 12b-1 fees are 0.25%.

(20)The Fund is expected to launch on or about May 1, 2002. Expenses are estimated.

(21)Fees and expenses reflect waivers/reimbursements currently applicable to the portfolio. Pioneer Investment Management, Inc. ("Pioneer") has agreed voluntarily through December 31, 2002 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio to 1.75% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. For the fiscal year ended December 31, 2001, assuming no voluntary limitations, "Total Expenses" attributable to Class II shares as a percentage of average daily net assets were 4.12% for the Pioneer Emerging Markets VCT Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to the portfolio. This limitation/waiver may be terminated with notice.

(22)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dreman Financial Services (0.99%) and Scudder Technology Growth(0.95%).

(23)Management Fees include ordinary, recurring operating expenses.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses, which an Owner of ExecAnnuity '93 (A3021-93) would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples further assume the Underlying Fund expenses, including any waivers/ reimbursements, listed above remain the same in each of the 1, 3, 5 and 10-year intervals. As required by rules of the Securities and Exchange Commission (the "SEC"), the Policy fee is reflected in the examples by a method designed to show the "average" impact of the Policy fee on an investment in the Separate Account. The total Policy fees collected under the Policies by the Company are divided by the total average net assets attributable to the Policies. The resulting percentage is 0.05%, and the amount of the Policy fee is assumed to be $0.50 in the examples. The Policy fee is only deducted when the Accumulated Value is less than $50,000. Lower costs apply to Policies issued and maintained as part of a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts. Owners of ExecAnnuity '91 (A3018-91 and A3018-94) should review the expenses examples in Appendix B.)

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Policy or annuitize* under any period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 97       $139       $171       $260
AIT Equity Index Fund......................................    $ 94       $131       $157       $232
AIT Government Bond Fund...................................    $ 97       $138       $169       $256
AIT Money Market Fund......................................    $ 95       $132       $158       $234
AIT Select Aggressive Growth Fund..........................    $100       $147       $186       $289
AIT Select Capital Appreciation Fund.......................    $100       $148       $188       $292
AIT Select Emerging Markets Fund...........................    $107       $169       $223       $363
AIT Select Growth Fund.....................................    $ 99       $146       $183       $284
AIT Select Growth and Income Fund..........................    $ 98       $142       $177       $272
AIT Select International Equity Fund.......................    $101       $150       $191       $299
AIT Select Investment Grade Income Fund....................    $ 96       $135       $164       $245
AIT Select Strategic Growth Fund...........................    $102       $154       $197       $312
AIT Select Strategic Income Fund...........................    $100       $149       $189       $295
AIT Select Value Opportunity Fund..........................    $100       $148       $187       $290
AIM V.I. Aggressive Growth Fund............................    $101       $152       $193       $304
AIM V.I. Blue Chip Fund....................................    $102       $153       $196       $309
AIM V.I. Premier Equity Fund...............................    $ 98       $141       $176       $269
AIM V.I. Basic Value Fund..................................    $103       $158       $205       $327
AIM V.I. Capital Development Fund..........................    $103       $157       $203       $323
AllianceBernstein Small Cap Value Portfolio................    $103       $158       $205       $327
AllianceBernstein Value Portfolio..........................    $103       $158       $205       $327
Alliance Growth and Income Portfolio.......................    $ 98       $143       $179       $276
Alliance Premier Growth Portfolio..........................    $102       $154       $197       $312
Delaware VIP Growth Opportunities Series...................    $ 99       $146       $184       $286
Delaware VIP International Value Equity Series.............    $ 99       $146       $183       $284
Eaton Vance VT Floating-Rate Income Fund...................    $102       $155       $199       $316
Fidelity VIP Equity-Income Portfolio.......................    $ 95       $134       $162       $241
Fidelity VIP Growth Portfolio..............................    $ 96       $137       $167       $251
Fidelity VIP High Income Portfolio.........................    $ 96       $138       $168       $254
Fidelity VIP Overseas Portfolio............................    $ 98       $143       $179       $276

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Fidelity VIP II Asset Manager Portfolio....................    $ 96       $136       $165       $247
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $ 99       $144       $180       $278
Fidelity VIP III Growth Opportunities Portfolio............    $ 99       $144       $181       $279
Fidelity VIP III Mid Cap Portfolio.........................    $ 99       $144       $180       $278
Fidelity VIP III Value Strategies Portfolio................    $100       $148       $188       $292
FT VIP Franklin Growth and Income Securities Fund..........    $ 97       $139       $171       $260
FT VIP Franklin Large Cap Growth Securities Fund...........    $ 99       $147       $185       $287
FT VIP Franklin Small Cap Fund.............................    $100       $148       $188       $292
FT VIP Mutual Shares Securities Fund.......................    $ 99       $147       $185       $288
FT VIP Templeton Foreign Securities Fund...................    $101       $150       $191       $299
INVESCO VIF Health Sciences Fund...........................    $100       $147       $186       $290
Janus Aspen Growth Portfolio...............................    $ 98       $143       $179       $275
Janus Aspen Growth and Income Portfolio....................    $ 99       $144       $181       $279
MFS-Registered Trademark- Mid Cap Growth Series............    $101       $150       $191       $298
MFS-Registered Trademark- New Discovery Series.............    $102       $154       $198       $314
MFS-Registered Trademark- Total Return Series..............    $100       $150       $190       $297
MFS-Registered Trademark- Utilities Series.................    $101       $151       $192       $301
Oppenheimer Capital Appreciation Fund/VA...................    $ 98       $143       $179       $275
Oppenheimer Global Securities Fund/VA......................    $ 99       $144       $181       $279
Oppenheimer High Income Fund/VA............................    $100       $147       $186       $290
Oppenheimer Main Street Growth & Income Fund/VA............    $ 99       $145       $182       $282
Oppenheimer Multiple Strategies Fund/VA....................    $ 99       $146       $184       $285
Pioneer Emerging Markets VCT Portfolio.....................    $107       $171       $226       $368
Pioneer Real Estate Shares VCT Portfolio...................    $104       $160       $208       $334
Scudder Technology Growth Portfolio........................    $ 97       $140       $174       $265
SVS Dreman Financial Services Portfolio....................    $ 98       $142       $176       $270
T. Rowe Price International Stock Portfolio................    $100       $147       $186       $289

If you purchased your Contract prior to January 31, 2002 and elected a M-GAP Rider, the following examples may apply to you:

(1)(b) If, at the end of the applicable time period, you surrender your Policy or annuitize* under any period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period (charge of 0.25% annually):

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 99       $146       $184       $285
AIT Equity Index Fund......................................    $ 97       $138       $170       $257
AIT Government Bond Fund...................................    $ 99       $145       $182       $282
AIT Money Market Fund......................................    $ 97       $139       $171       $260
AIT Select Aggressive Growth Fund..........................    $102       $154       $198       $313
AIT Select Capital Appreciation Fund.......................    $102       $155       $200       $317
AIT Select Emerging Markets Fund...........................    $109       $176       $234       $385
AIT Select Growth Fund.....................................    $101       $153       $195       $308
AIT Select Growth and Income Fund..........................    $100       $149       $190       $296
AIT Select International Equity Fund.......................    $103       $157       $203       $323
AIT Select Investment Grade Income Fund....................    $ 98       $142       $177       $271
AIT Select Strategic Growth Fund...........................    $104       $161       $209       $336
AIT Select Strategic Income Fund...........................    $103       $156       $201       $319
AIT Select Value Opportunity Fund..........................    $102       $155       $199       $315
AIM V.I. Aggressive Growth Fund............................    $103       $158       $206       $328

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIM V.I. Blue Chip Fund....................................    $104       $160       $208       $333
AIM V.I. Premier Equity Fund...............................    $100       $148       $188       $293
AIM V.I. Basic Value Fund..................................    $106       $165       $217       $350
AIM V.I. Capital Development Fund..........................    $105       $164       $215       $347
AllianceBernstein Small Value Portfolio....................    $106       $165       $217       $350
AllianceBernstein Value Portfolio..........................    $106       $165       $217       $350
Alliance Growth and Income Portfolio.......................    $101       $150       $191       $300
Alliance Premier Growth Portfolio..........................    $104       $161       $209       $336
Delaware VIP Growth Opportunities Series...................    $102       $153       $196       $310
Delaware VIP International Value Equity Series.............    $101       $153       $195       $308
Eaton Vance VT Floating-Rate Income Fund...................    $104       $162       $211       $339
Fidelity VIP Equity-Income Portfolio.......................    $ 98       $141       $175       $267
Fidelity VIP Growth Portfolio..............................    $ 98       $144       $180       $277
Fidelity VIP High Income Portfolio.........................    $ 99       $145       $181       $280
Fidelity VIP Overseas Portfolio............................    $101       $150       $191       $300
Fidelity VIP II Asset Manager Portfolio....................    $ 98       $143       $178       $273
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $101       $151       $192       $302
Fidelity VIP III Growth Opportunities Portfolio............    $101       $151       $193       $303
Fidelity VIP III Mid Cap Portfolio.........................    $101       $151       $192       $302
Fidelity VIP III Value Strategies Portfolio................    $102       $155       $200       $317
FT VIP Franklin Growth and Income Securities Fund..........    $ 99       $146       $184       $285
FT VIP Franklin Large Cap Growth Securities Fund...........    $102       $154       $197       $311
FT VIP Franklin Small Cap Fund.............................    $102       $155       $200       $317
FT VIP Mutual Shares Securities Fund.......................    $102       $154       $197       $312
FT VIP Templeton Foreign Securities Fund...................    $103       $157       $203       $323
INVESCO VIF Health Sciences Fund...........................    $102       $154       $198       $314
Janus Aspen Growth Portfolio...............................    $101       $150       $191       $299
Janus Aspen Growth and Income Portfolio....................    $101       $151       $193       $303
MFS-Registered Trademark- Mid Cap Growth Series............    $103       $157       $203       $322
MFS-Registered Trademark- New Discovery Series.............    $104       $161       $210       $337
MFS-Registered Trademark- Total Return Series..............    $103       $157       $202       $321
MFS-Registered Trademark- Utilities Series.................    $103       $158       $204       $325
Oppenheimer Capital Appreciation Fund/VA...................    $101       $150       $191       $299
Oppenheimer Global Securities Fund/VA......................    $101       $151       $193       $303
Oppenheimer High Income Fund/VA............................    $102       $154       $198       $314
Oppenheimer Main Street Growth & Income Fund/VA............    $101       $152       $194       $306
Oppenheimer Multiple Strategies Fund/VA....................    $102       $153       $196       $309
Pioneer Emerging Markets VCT Portfolio.....................    $110       $177       $237       $391
Pioneer Real Estate Shares VCT Portfolio...................    $106       $167       $220       $357
Scudder Technology Growth Portfolio........................    $100       $147       $186       $290
SVS Dreman Financial Services Portfolio....................    $100       $149       $189       $294
T. Rowe Price International Stock Portfolio................    $102       $154       $198       $313

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or if you do NOT surrender or annuitize the Policy, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $23        $ 71       $121       $260
AIT Equity Index Fund......................................    $20        $ 62       $107       $232
AIT Government Bond Fund...................................    $23        $ 70       $119       $256
AIT Money Market Fund......................................    $20        $ 63       $108       $234

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Select Aggressive Growth Fund..........................    $26        $ 79       $136       $289
AIT Select Capital Appreciation Fund.......................    $26        $ 81       $138       $292
AIT Select Emerging Markets Fund...........................    $34        $103       $174       $363
AIT Select Growth Fund.....................................    $25        $ 78       $133       $284
AIT Select Growth and Income Fund..........................    $24        $ 74       $127       $272
AIT Select International Equity Fund.......................    $27        $ 83       $141       $299
AIT Select Investment Grade Income Fund....................    $22        $ 66       $114       $245
AIT Select Strategic Growth Fund...........................    $28        $ 87       $147       $312
AIT Select Strategic Income Fund...........................    $27        $ 81       $139       $295
AIT Select Value Opportunity Fund..........................    $26        $ 80       $137       $290
AIM V.I. Aggressive Growth Fund............................    $27        $ 84       $143       $304
AIM V.I. Blue Chip Fund....................................    $28        $ 86       $146       $309
AIM V.I. Premier Equity Fund...............................    $24        $ 73       $126       $269
AIM V.I. Basic Value Fund..................................    $30        $ 91       $155       $327
AIM V.I. Capital Development Fund..........................    $29        $ 90       $153       $323
AllianceBernstein Small Cap Value Portfolio................    $30        $ 91       $155       $327
AllianceBernstein Value Portfolio..........................    $30        $ 91       $155       $327
Alliance Growth and Income Portfolio.......................    $25        $ 75       $129       $276
Alliance Premier Growth Portfolio..........................    $28        $ 87       $147       $312
Delaware VIP Growth Opportunities Series...................    $26        $ 78       $134       $286
Delaware VIP International Value Equity Series.............    $25        $ 78       $133       $284
Eaton Vance VT Floating-Rate Income Fund...................    $29        $ 88       $149       $316
Fidelity VIP Equity-Income Portfolio.......................    $21        $ 65       $112       $241
Fidelity VIP Growth Portfolio..............................    $22        $ 68       $117       $251
Fidelity VIP High Income Portfolio.........................    $22        $ 69       $118       $254
Fidelity VIP Overseas Portfolio............................    $25        $ 75       $129       $276
Fidelity VIP II Asset Manager Portfolio....................    $22        $ 67       $115       $247
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $25        $ 76       $130       $278
Fidelity VIP III Growth Opportunities Portfolio............    $25        $ 76       $131       $279
Fidelity VIP III Mid Cap Portfolio.........................    $25        $ 76       $130       $278
Fidelity VIP III Value Strategies Portfolio................    $26        $ 81       $138       $292
FT VIP Franklin Growth and Income Securities Fund..........    $23        $ 71       $121       $260
FT VIP Franklin Large Cap Growth Securities Fund...........    $26        $ 79       $135       $287
FT VIP Franklin Small Cap Fund.............................    $26        $ 81       $138       $292
FT VIP Mutual Shares Securities Fund.......................    $26        $ 79       $135       $288
FT VIP Templeton Foreign Securities Fund...................    $27        $ 83       $141       $299
INVESCO VIF Health Sciences Fund...........................    $26        $ 80       $136       $290
Janus Aspen Growth Portfolio...............................    $24        $ 75       $129       $275
Janus Aspen Growth and Income Portfolio....................    $25        $ 76       $131       $279
MFS-Registered Trademark- Mid Cap Growth Series............    $27        $ 82       $141       $298
MFS-Registered Trademark- New Discovery Series.............    $28        $ 87       $148       $314
MFS-Registered Trademark- Total Return Series..............    $27        $ 82       $140       $297
MFS-Registered Trademark- Utilities Series.................    $27        $ 83       $142       $301
Oppenheimer Capital Appreciation Fund/VA...................    $24        $ 75       $129       $275
Oppenheimer Global Securities Fund/VA......................    $25        $ 76       $131       $279
Oppenheimer High Income Fund/VA............................    $26        $ 80       $136       $290
Oppenheimer Main Street Growth & Income Fund/VA............    $25        $ 77       $132       $282
Oppenheimer Multiple Strategies Fund/VA....................    $25        $ 78       $134       $285
Pioneer Emerging Markets VCT Portfolio.....................    $34        $104       $177       $368
Pioneer Real Estate Shares VCT Portfolio...................    $30        $ 93       $159       $334
Scudder Technology Growth Portfolio........................    $23        $ 72       $124       $265
SVS Dreman Financial Services Portfolio....................    $24        $ 74       $126       $270
T. Rowe Price International Stock Portfolio................    $26        $ 79       $136       $289

If you purchased your Contract prior to January 31, 2002 and elected a M-GAP Rider, the following examples may apply to you:

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or if you do NOT surrender or annuitize the Policy, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period (charge of 0.25% annually):

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $25        $ 78       $134       $285
AIT Equity Index Fund......................................    $23        $ 70       $120       $257
AIT Government Bond Fund...................................    $25        $ 77       $132       $282
AIT Money Market Fund......................................    $23        $ 71       $121       $260
AIT Select Aggressive Growth Fund..........................    $28        $ 87       $148       $313
AIT Select Capital Appreciation Fund.......................    $29        $ 88       $150       $317
AIT Select Emerging Markets Fund...........................    $36        $110       $186       $385
AIT Select Growth Fund.....................................    $28        $ 85       $145       $308
AIT Select Growth and Income Fund..........................    $27        $ 82       $140       $296
AIT Select International Equity Fund.......................    $29        $ 90       $153       $323
AIT Select Investment Grade Income Fund....................    $24        $ 74       $127       $271
AIT Select Strategic Growth Fund...........................    $31        $ 94       $160       $336
AIT Select Strategic Income Fund...........................    $29        $ 89       $151       $319
AIT Select Value Opportunity Fund..........................    $29        $ 87       $149       $315
AIM V.I. Aggressive Growth Fund............................    $30        $ 92       $156       $328
AIM V.I. Blue Chip Fund....................................    $30        $ 93       $158       $333
AIM V.I. Premier Equity Fund...............................    $26        $ 81       $138       $293
AIM V.I. Basic Value Fund..................................    $32        $ 99       $167       $350
AIM V.I. Capital Development Fund..........................    $32        $ 97       $165       $347
AllianceBernstein Small Value Portfolio....................    $32        $ 99       $167       $350
AllianceBernstein Value Portfolio..........................    $32        $ 99       $167       $350
Alliance Growth and Income Portfolio.......................    $27        $ 83       $141       $300
Alliance Premier Growth Portfolio..........................    $31        $ 94       $160       $336
Delaware VIP Growth Opportunities Series...................    $28        $ 86       $146       $310
Delaware VIP International Value Equity Series.............    $28        $ 85       $145       $308
Eaton Vance VT Floating-Rate Income Fund...................    $31        $ 95       $162       $339
Fidelity VIP Equity-Income Portfolio.......................    $24        $ 73       $125       $267
Fidelity VIP Growth Portfolio..............................    $25        $ 76       $130       $277
Fidelity VIP High Income Portfolio.........................    $25        $ 77       $131       $280
Fidelity VIP Overseas Portfolio............................    $27        $ 83       $141       $300
Fidelity VIP II Asset Manager Portfolio....................    $24        $ 75       $128       $273
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $27        $ 84       $142       $302
Fidelity VIP III Growth Opportunities Portfolio............    $27        $ 84       $143       $303
Fidelity VIP III Mid Cap Portfolio.........................    $27        $ 84       $142       $302
Fidelity VIP III Value Strategies Portfolio................    $29        $ 88       $150       $317
FT VIP Franklin Growth and Income Securities Fund..........    $25        $ 78       $134       $285
FT VIP Franklin Large Cap Growth Securities Fund...........    $28        $ 86       $147       $311
FT VIP Franklin Small Cap Fund.............................    $29        $ 88       $150       $317
FT VIP Mutual Shares Securities Fund.......................    $28        $ 87       $147       $312
FT VIP Templeton Foreign Securities Fund...................    $29        $ 90       $153       $323
INVESCO VIF Health Sciences Fund...........................    $28        $ 87       $148       $314
Janus Aspen Growth Portfolio...............................    $27        $ 83       $141       $299
Janus Aspen Growth and Income Portfolio....................    $27        $ 84       $143       $303
MFS-Registered Trademark- Mid Cap Growth Series............    $29        $ 90       $153       $322

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
MFS-Registered Trademark- New Discovery Series.............    $31        $ 95       $161       $337
MFS-Registered Trademark- Total Return Series..............    $29        $ 89       $152       $321
MFS-Registered Trademark- Utilities Series.................    $30        $ 91       $154       $325
Oppenheimer Capital Appreciation Fund/VA...................    $27        $ 83       $141       $299
Oppenheimer Global Securities Fund/VA......................    $27        $ 84       $143       $303
Oppenheimer High Income Fund/VA............................    $28        $ 87       $148       $314
Oppenheimer Main Street Growth & Income Fund/VA............    $28        $ 85       $144       $306
Oppenheimer Multiple Strategies Fund/VA....................    $28        $ 86       $146       $309
Pioneer Emerging Markets VCT Portfolio.....................    $37        $112       $189       $391
Pioneer Real Estate Shares VCT Portfolio...................    $33        $101       $171       $357
Scudder Technology Growth Portfolio........................    $26        $ 80       $136       $290
SVS Dreman Financial Services Portfolio....................    $26        $ 81       $139       $294
T. Rowe Price International Stock Portfolio................    $28        $ 87       $148       $313

* The Policy fee is not deducted after annuitization. No surrender charge is assessed at the time of annuitization under any life contingency option.

                         SUMMARY OF THE POLICY FEATURES

INVESTMENT OPTIONS

Purchase payments may be allocated among the variable Sub-Accounts available under the Policies (up to seventeen Sub-Accounts, in addition to the AIT Money Market Fund, may be utilized at any one time) and a fixed account ("General Account") of the Company (together "investment options"). The Sub-Accounts are subdivisions of Separate Account VA-K (the "Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision or management of investment practices or policies by the Securities and Exchange Commission ("SEC"). For more information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING INVESTMENT COMPANIES. For more information about the General Account see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

INVESTMENT IN THE SUB-ACCOUNT

Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment series. You may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund.

SEPARATE ACCOUNT: You have a choice of investing in the following fifty-seven Underlying Funds:

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)      ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS
AIT Core Equity Fund                             B)
AIT Equity Index Fund                            AllianceBernstein Small Cap Value Portfolio
AIT Government Bond Fund                         AllianceBernstein Value Portfolio
AIT Money Market Fund                            Alliance Growth and Income Portfolio
AIT Select Aggressive Growth Fund                Alliance Premier Growth Portfolio
AIT Select Capital Appreciation Fund
AIT Select Emerging Markets Fund                 DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)
AIT Select Growth Fund                           Delaware VIP Growth Opportunities Series
AIT Select Growth and Income Fund
AIT Select International Equity Fund             DELAWARE GROUP PREMIUM FUND
AIT Select Investment Grade Income Fund          Delaware VIP International Value Equity Series
AIT Select Strategic Growth Fund
AIT Select Strategic Income Fund                 EATON VANCE VARIABLE TRUST
AIT Select Value Opportunity Fund                Eaton Vance VT Floating-Rate Income Fund
AIM VARIABLE INSURANCE FUNDS                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND
(SERIES I SHARES)                                Fidelity VIP Equity-Income Portfolio
AIM V.I. Aggressive Growth Fund                  Fidelity VIP Growth Portfolio
AIM V.I. Blue Chip Fund                          Fidelity VIP High Income Portfolio
AIM V.I. Premier Equity Fund                     Fidelity VIP Overseas Portfolio
AIM VARIABLE INSURANCE FUNDS                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
(SERIES II SHARES)                               Fidelity VIP II Asset Manager Portfolio
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund                FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
                                                 (SERVICE CLASS 2)
                                                 Fidelity VIP II Contrafund-Registered Trademark-
                                                 Portfolio

                                                   (CONTINUING TO THE NEXT PAGE)

(CONT.)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III    MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE
(SERVICE CLASS 2)                                TRUST-SM- (SERVICE CLASS)
Fidelity VIP III Growth Opportunities Portfolio  MFS Mid Cap Growth Series
Fidelity VIP III Mid Cap Portfolio               MFS-Registered Trademark- New Discovery Series
Fidelity VIP III Value Strategies Portfolio      MFS-Registered Trademark- Total Return Series
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS   MFS-Registered Trademark- Utilities Series
TRUST (CLASS 2)                                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
FT VIP Franklin Growth and Income Securities     (SERVICE SHARES)
Fund                                             Oppenheimer Capital Appreciation Fund/VA
FT VIP Franklin Large Cap Growth Securities      Oppenheimer Global Securities Fund/VA
Fund                                             Oppenheimer High Income Fund/VA
FT VIP Franklin Small Cap Fund                   Oppenheimer Main Street Growth & Income Fund/VA
FT VIP Mutual Shares Securities Fund             Oppenheimer Multiple Strategies Fund/VA
FT VIP Templeton Foreign Securities Fund         PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
INVESCO VARIABLE INVESTMENT FUNDS, INC.          Pioneer Emerging Markets VCT Portfolio
INVESCO VIF Health Sciences Fund                 Pioneer Real Estate Shares VCT Portfolio
JANUS ASPEN SERIES (SERVICE SHARES)              SCUDDER VARIABLE SERIES II
Janus Aspen Growth Portfolio                     Scudder Technology Growth Portfolio
Janus Aspen Growth and Income Portfolio          SVS Dreman Financial Services Portfolio
                                                 T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                 T. Rowe Price International Stock Portfolio

Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING INVESTMENT COMPANIES. The accompanying prospectuses of the Underlying Investment Companies describe the investment objectives and risks of each of the Underlying Funds.

The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds. Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account.

TRANSFERS BETWEEN INVESTMENT OPTIONS

Prior to the Annuity Date, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account subject to certain limitations described under "TRANSFER PRIVILEGE" under THE VARIABLE ANNUITY POLICIES. Automatic Transfers (Dollar Cost Averaging) which gradually moves money to one or more of the Underlying Funds and Automatic Account Rebalancing which ensures that assets remain allocated according to the Policy Owner's designated percentage allocation mix are also available at no additional charge.

ANNUITY PAYMENTS

The owner of a Policy ("Owner") may select variable annuity benefit payments based on one or more of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.

CANCELLATION RIGHTS

The Owner may cancel the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. For more information about cancellation rights, see "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER POLICIES" under THE VARIABLE ANNUITY POLICIES.

PAYMENT MINIMUMS AND MAXIMUMS

Under the Policies, purchase payments are not limited as to frequency, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.

CHARGES AND DEDUCTIONS

For a complete discussion of charges, see CHARGES AND DEDUCTIONS.

SURRENDER CHARGE. No sales charge is deducted from purchase payments at the time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for nine full years.

ANNUAL POLICY FEE. During the accumulation phase, a Policy Fee equal to the lesser of $30 or 3% of Accumulated Value will be deducted on a Policy Anniversary or upon full surrender when the Accumulated Value on that date is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

PREMIUM TAXES. A deduction for state and local premium taxes, if any, may be made as described under "Premium Taxes" under CHARGES AND DEDUCTIONS.

SEPARATE ACCOUNT ASSET CHARGES. The Company will deduct a daily charge, equivalent to 1.25% annually, of the average daily net assets of each Sub-Account at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Sub-Accounts.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Policy Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

CHARGES OF THE UNDERLYING FUND. In addition to the charges described above, each Underlying Fund incurs certain management fees and expenses which are more fully described in "Other Charges" under "ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS" under CHARGES AND DEDUCTIONS and in the prospectuses of the Underlying Funds. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the

Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES.

SURRENDER OR PARTIAL REDEMPTION

At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its Surrender Value less any applicable tax withholding or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES and "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS, and FEDERAL TAX CONSIDERATIONS.

DEATH BENEFIT

If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of (a) the Accumulated Value on the Valuation Date that the Company receives due proof of death; (b) the sum of the gross payment(s) made under the Policy reduced proportionately to reflect the amount of all partial redemptions, or (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionately to reflect withdrawals after that date. Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "DEATH BENEFIT" under THE VARIABLE ANNUITY POLICIES.

SALES OF POLICIES

The Policies were originally sold by agents of the Company who are registered representatives of Allmerica Investments, Inc., a broker-dealer affiliate of the Company. The Policies were also sold by certain other broker-dealers which are members of the National Association of Securities Dealers, Inc., and whose representatives are authorized by applicable law to sell variable a annuity policies. See "Sales Expense." These policies are no longer being issued.

                            PERFORMANCE INFORMATION

Allmerica Financial Life Insurance and Annuity Company first offered ExecAnnuity Plus '91 to the public in 1991 and ExecAnnuity Plus '93 in 1993. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (Tables 1A and 1B) and (2) the periods that the Underlying Funds have been in existence (Tables 2A and 2B). Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Policy, the Sub-Accounts and the Underlying Funds and also assume that the Policy is surrendered at the end of the applicable period. Performance in Tables 1B and 2B do not include the Policy fee and assume that the Policy is not surrendered at the end of the applicable period. Calculations are not adjusted to reflect the deduction of any rider charge. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. (Performance numbers for the ExecAnnuity '91 policies issued by First Allmerica Financial Life Insurance Company (A3018-94) are shown in APPENDIX B).

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the AIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Policy fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Policy fee and assume that the Policy is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Policy.

For more detailed information about these performance calculations, including actual formulas, see the SAI.

Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during the time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and risk characteristics of the Underlying Fund in which the Sub-Account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                          EXECANNUITY PLUS '91 AND '93
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                           10 YEARS OR
                                                                        FOR YEAR                         SINCE INCEPTION
                                                     SUB-ACCOUNT          ENDED                          OF SUB-ACCOUNT
SUB-ACCOUNT INVESTING IN UNDERLYING FUND            INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
----------------------------------------            --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund..............................       9/4/91              -24.21%             5.20%             8.51%
AIT Equity Index Fund.............................       9/4/91              -19.73%             7.93%            10.76%
AIT Government Bond Fund..........................       9/8/91               -1.60%             4.07%             4.45%
AIT Money Market Fund.............................       9/9/91               -4.66%             2.94%             3.33%
AIT Select Aggressive Growth Fund.................      9/16/92              -28.55%            -1.11%             7.42%
AIT Select Capital Appreciation Fund..............      4/30/95               -9.70%             9.08%            13.53%
AIT Select Emerging Markets Fund..................       8/1/00              -16.90%              N/A            -28.83%
AIT Select Growth Fund............................      9/16/92              -31.33%             5.37%             7.94%
AIT Select Growth and Income Fund.................      9/16/92              -19.44%             3.35%             7.78%
AIT Select International Equity Fund..............       5/3/94              -28.40%             0.21%             4.59%
AIT Select Investment Grade Income Fund...........       9/5/91               -1.36%             4.40%             5.44%
AIT Select Strategic Growth Fund..................       8/1/00              -35.33%              N/A            -43.25%
AIT Select Strategic Income Fund..................       5/1/01                 N/A               N/A             -3.95%
AIT Select Value Opportunity Fund.................       1/3/00                2.93%            10.47%            11.96%
AIM V.I. Aggressive Growth Fund...................       8/1/00              -32.41%              N/A            -29.08%
AIM V.I. Blue Chip Fund...........................       5/1/01                 N/A               N/A            -20.31%
AIM V.I. Premier Equity Fund......................       8/1/00              -20.06%              N/A            -21.79%
AIM V.I. Basic Value Fund.........................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund.................         N/A*                 N/A               N/A               N/A
AllianceBernstein Small Cap Value Portfolio.......         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio.................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio..............       8/1/00               -8.44%              N/A             -2.58%
Alliance Premier Growth Portfolio.................       8/1/00              -24.48%              N/A            -29.51%
Delaware VIP Growth Opportunities Series..........       8/1/00              -23.14%              N/A            -25.23%
Delaware VIP International Value Equity Series....       5/6/93              -20.36%             1.07%             6.06%
Eaton Vance VT Floating-Rate Income Fund..........       5/1/01                 N/A               N/A             -6.91%
Fidelity VIP Equity-Income Portfolio..............       9/5/91              -13.31%             6.82%            11.79%
Fidelity VIP Growth Portfolio.....................       9/5/91              -24.96%             9.14%            11.58%
Fidelity VIP High Income Portfolio................      9/24/91              -19.37%            -5.98%             3.68%
Fidelity VIP Overseas Portfolio...................       9/5/91              -28.02%             0.21%             4.26%
Fidelity VIP II Asset Manager Portfolio...........       5/4/94              -12.34%             4.87%             6.81%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio........................................       5/1/01                 N/A               N/A            -12.23%
Fidelity VIP III Growth Opportunities Portfolio...       8/1/00              -21.94%              N/A            -23.02%
Fidelity VIP III Mid Cap Portfolio................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Value Strategies Portfolio.......         N/A*                 N/A               N/A               N/A
FT VIP Franklin Growth and Income Securities
 Fund.............................................       8/1/00              -26.28%              N/A             -8.71%
FT VIP Franklin Large Cap Growth Securities
 Fund.............................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund....................       8/1/00              -22.52%              N/A            -25.33%
FT VIP Mutual Shares Securities Fund..............         N/A*                 N/A               N/A               N/A
FT VIP Templeton Foreign Securities Fund..........         N/A*                 N/A               N/A               N/A
INVESCO Health Sciences Fund......................       8/1/00              -20.08%              N/A             -7.92%
Janus Aspen Growth Portfolio......................       8/1/00              -31.35%              N/A            -31.38%
Janus Aspen Growth and Income Portfolio...........       8/1/00              -20.99%              N/A            -21.41%
MFS-Registered Trademark- Mid Cap Growth Series...         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- New Discovery Series....         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Total Return Series.....         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Utilities Series........         N/A*                 N/A               N/A               N/A

                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                          EXECANNUITY PLUS '91 AND '93
                              TABLE 1A (CONTINUED)
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                           10 YEARS OR
                                                                        FOR YEAR                         SINCE INCEPTION
                                                     SUB-ACCOUNT          ENDED                          OF SUB-ACCOUNT
SUB-ACCOUNT INVESTING IN UNDERLYING FUND            INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
----------------------------------------            --------------   ---------------   ---------------   ---------------
Oppenheimer Capital Appreciation Fund/VA..........         N/A*                 N/A               N/A               N/A
Oppenheimer Global Securities Fund/VA.............         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA...................         N/A*                 N/A               N/A               N/A
Oppenheimer Main Street Growth & Income Fund/VA...         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA...........         N/A*                 N/A               N/A               N/A
Pioneer Emerging Markets VCT Portfolio............       8/1/00              -15.29%              N/A            -26.83%
Pioneer Real Estate Shares VCT Portfolio..........       8/1/00               -1.67%              N/A             -0.69%
Scudder Technology Growth Portfolio...............       8/1/00              -38.20%              N/A            -43.24%
SVS Dreman Financial Services Portfolio...........       8/1/00              -13.00%              N/A              4.22%
T. Rowe Price International Stock Portfolio.......       5/1/95              -28.96%            -2.08%             1.48%

*This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)

                                                                                                           10 YEARS OR
                                                                        FOR YEAR                         SINCE INCEPTION
                                                     SUB-ACCOUNT          ENDED                          OF SUB-ACCOUNT
                                                    INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                                    --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund..............................       9/4/91              -18.08%             6.20%             8.70%
AIT Equity Index Fund.............................       9/4/91              -13.29%             8.78%            10.86%
AIT Government Bond Fund..........................       9/8/91                6.07%             4.94%             4.49%
AIT Money Market Fund.............................       9/9/91                2.77%             3.85%             3.37%
AIT Select Aggressive Growth Fund.................      9/16/92              -22.77%             0.02%             7.58%
AIT Select Capital Appreciation Fund..............      4/30/95               -2.56%             9.89%            13.84%
AIT Select Emerging Markets Fund..................       8/1/00              -10.45%              N/A            -24.97%
AIT Select Growth Fund............................      9/16/92              -25.80%             6.29%             8.06%
AIT Select Growth and Income Fund.................      9/16/92              -13.03%             4.34%             7.89%
AIT Select International Equity Fund..............       5/3/94              -22.66%             1.30%             4.93%
AIT Select Investment Grade Income Fund...........       9/5/91                6.38%             5.32%             5.53%
AIT Select Strategic Growth Fund..................       8/1/00              -30.31%              N/A            -40.17%
AIT Select Strategic Income Fund..................       5/1/01                 N/A               N/A              3.54%
AIT Select Value Opportunity Fund.................       1/3/00               11.05%            11.26%            12.12%
AIM V.I. Aggressive Growth Fund...................       8/1/00              -27.13%              N/A            -25.18%
AIM V.I. Blue Chip Fund...........................       5/1/01                 N/A               N/A            -14.13%
AIM V.I. Premier Equity Fund......................       8/1/00              -13.83%              N/A            -17.52%
AIM V.I. Basic Value Fund.........................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund.................         N/A*                 N/A               N/A               N/A
AllianceBernstein Small Cap Value Portfolio.......         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio.................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio..............       8/1/00               -1.30%              N/A              2.75%
Alliance Premier Growth Portfolio.................       8/1/00              -18.60%              N/A            -25.66%
Delaware VIP Growth Opportunities Series..........       8/1/00              -17.16%              N/A            -21.16%
Delaware VIP International Value Equity Series....       5/6/93              -14.10%             2.10%             6.21%
Eaton Vance VT Floating-Rate Income Fund..........       5/1/01                 N/A               N/A              0.32%
Fidelity VIP Equity-Income Portfolio..............       9/5/91               -6.33%             7.82%            11.98%
Fidelity VIP Growth Portfolio.....................       9/5/91              -18.85%            10.05%            11.78%
Fidelity VIP High Income Portfolio................      9/24/91              -13.01%            -4.97%             3.78%
Fidelity VIP Overseas Portfolio...................       9/5/91              -22.31%             1.25%             4.37%
Fidelity VIP II Asset Manager Portfolio...........       5/4/94               -5.48%             5.73%             7.02%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio........................................       5/1/01                 N/A               N/A             -5.42%
Fidelity VIP III Growth Opportunities Portfolio...       8/1/00              -15.88%              N/A            -18.84%
Fidelity VIP III Mid Cap Portfolio................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Value Strategies Portfolio.......         N/A*                 N/A               N/A               N/A
FT VIP Franklin Growth and Income Securities
 Fund.............................................       8/1/00              -20.56%              N/A             -3.76%
FT VIP Franklin Large Cap Growth Securities
 Fund.............................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund....................       8/1/00              -16.48%              N/A            -21.24%
FT VIP Mutual Shares Securities Fund..............         N/A*                 N/A               N/A               N/A
FT VIP Templeton Foreign Securities Fund..........         N/A*                 N/A               N/A               N/A
INVESCO Health Sciences Fund......................       8/1/00              -13.86%              N/A             -2.91%
Janus Aspen Growth Portfolio......................       8/1/00              -25.99%              N/A            -27.60%
Janus Aspen Growth and Income Portfolio...........       8/1/00              -14.83%              N/A            -17.10%
MFS-Registered Trademark- Mid Cap Growth Series...         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- New Discovery Series....         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Total Return Series.....         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Utilities Series........         N/A*                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA..........         N/A*                 N/A               N/A               N/A
Oppenheimer Global Securities Fund/VA.............         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA...................         N/A*                 N/A               N/A               N/A

                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)

                                                                                                           10 YEARS OR
                                                                        FOR YEAR                         SINCE INCEPTION
                                                     SUB-ACCOUNT          ENDED                          OF SUB-ACCOUNT
                                                    INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                                    --------------   ---------------   ---------------   ---------------
Oppenheimer Main Street Growth & Income Fund/VA...         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA...........         N/A*                 N/A               N/A               N/A
Pioneer Emerging Markets VCT Portfolio............       8/1/00               -8.71%              N/A            -22.86%
Pioneer Real Estate Shares VCT Portfolio..........       8/1/00                5.96%              N/A              4.69%
Scudder Technology Growth Portfolio...............       8/1/00              -33.37%              N/A            -40.12%
SVS Dreman Financial Services Portfolio...........       8/1/00               -6.24%              N/A              9.73%
T. Rowe Price International Stock Portfolio.......       5/1/95              -23.34%            -1.09%             1.96%

*This is a new Sub-Account so no historical figures are available.

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                       10 YEARS OR SINCE
                                                                      FOR YEAR                           INCEPTION OF
                                                 UNDERLYING FUND        ENDED                           UNDERLYING FUND
                                                 INCEPTION DATE       12/31/01           5 YEARS           (IF LESS)
                                                 ---------------   ---------------   ---------------   -----------------
AIT Core Equity Fund*..........................      4/29/85               -24.21%             5.20%              8.51%
AIT Equity Index Fund*.........................      9/28/90               -19.73%             7.93%             10.76%
AIT Government Bond Fund*......................      8/26/91                -1.60%             4.07%              4.45%
AIT Money Market Fund*.........................      4/29/85                -4.66%             2.94%              3.33%
AIT Select Aggressive Growth Fund*.............      8/21/92               -28.55%            -1.11%              7.89%
AIT Select Capital Appreciation Fund*..........      4/28/95                -9.70%             9.08%             13.53%
AIT Select Emerging Markets Fund*..............      2/20/98               -16.90%              N/A             -10.06%
AIT Select Growth Fund*........................      8/21/92               -31.33%             5.37%              8.36%
AIT Select Growth and Income Fund*.............      8/21/92               -19.44%             3.35%              7.80%
AIT Select International Equity Fund*..........       5/2/94               -28.40%             0.21%              4.59%
AIT Select Investment Grade Income Fund*.......      4/29/85                -1.36%             4.40%              5.44%
AIT Select Strategic Growth Fund*..............      2/20/98               -35.33%              N/A             -18.65%
AIT Select Strategic Income Fund*..............       7/3/00                -2.22%              N/A               1.77%
AIT Select Value Opportunity Fund*.............      4/30/93                 2.93%            10.47%             11.95%
AIM V.I. Aggressive Growth Fund*...............       5/1/98               -32.41%              N/A              -0.70%
AIM V.I. Blue Chip Fund........................       5/1/98               -15.94%              N/A               1.36%
AIM V.I. Premier Equity Fund...................       5/5/93               -20.06%             7.37%             11.73%
AIM V.I. Basic Value Fund*.....................      9/10/01                  N/A               N/A              -6.15%
AIM V.I. Capital Development Fund*.............     12/29/99               -29.16%              N/A             -19.50%
AllianceBernstein Small Cap Value Portfolio*...       5/1/01                  N/A               N/A               1.98%
AllianceBernstein Value Portfolio*.............       5/1/01                  N/A               N/A              -8.13%
Alliance Growth and Income Portfolio*..........      1/14/91                -8.44%            12.12%             12.98%
Alliance Premier Growth Portfolio*.............      6/26/92               -24.48%            10.04%             13.75%
Delaware VIP Growth Opportunities Series*......      7/12/91               -23.14%             8.90%              9.05%
Delaware VIP International Value Equity
 Series........................................     10/29/92               -20.36%             1.07%              5.89%
Eaton Vance VT Floating-Rate Income Fund.......       5/1/01                  N/A               N/A              -6.91%
Fidelity VIP Equity-Income Portfolio...........      10/9/86               -13.31%             6.82%             11.79%
Fidelity VIP Growth Portfolio..................      10/9/86               -24.96%             9.14%             11.58%
Fidelity VIP High Income Portfolio.............      9/19/85               -19.37%            -5.98%              3.68%
Fidelity VIP Overseas Portfolio................      1/28/87               -28.02%             0.21%              4.26%
Fidelity VIP II Asset Manager Portfolio........       9/6/89               -12.34%             4.87%              7.64%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio*.........................       1/3/95               -19.92%             7.86%             13.63%
Fidelity VIP III Growth Opportunities
 Portfolio.....................................       1/3/95               -21.94%             1.12%              7.48%
Fidelity VIP III Mid Cap Portfolio*............     12/28/98               -11.71%              N/A              21.26%
Fidelity VIP III Value Strategies Portfolio*...          N/A                  N/A               N/A                N/A
FT VIP Franklin Growth and Income Securities
 Fund*.........................................      1/24/89               -26.28%            -5.01%              1.24%
FT VIP Franklin Large Cap Growth Securities
 Fund*.........................................       5/1/96               -19.05%             9.35%             10.39%
FT VIP Franklin Small Cap Fund*................      11/1/95               -22.52%             8.01%             11.33%
FT VIP Mutual Shares Securities Fund*..........      11/8/96                -2.36%             7.55%              7.70%
FT VIP Templeton Foreign Securities Fund*......       5/1/92               -23.37%             1.94%              7.70%
INVESCO Health Sciences Fund...................      5/22/97               -20.08%              N/A              12.40%
Janus Aspen Growth Portfolio*..................      9/13/93               -31.35%             5.58%              9.32%
Janus Aspen Growth and Income Portfolio*.......       5/1/98               -20.99%              N/A               9.55%
MFS-Registered Trademark- Mid Cap Growth
 Series*.......................................       5/1/00               -24.60%              N/A             -17.62%
MFS-Registered Trademark- New Discovery
 Series*.......................................       5/1/98               -13.16%              N/A              11.38%
MFS-Registered Trademark- Total Return
 Series*.......................................       1/3/95                -8.31%             7.99%             11.24%
MFS-Registered Trademark- Utilities Series*....       1/3/95               -30.68%             8.22%             12.82%
Oppenheimer Capital Appreciation Fund/VA*......       4/3/85               -20.05%            11.90%             13.54%
Oppenheimer Global Securities Fund/VA*.........     11/12/90               -19.56%            13.12%             12.25%
Oppenheimer High Income Fund/VA*...............      4/30/86                -6.75%             0.46%              7.14%

                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                       10 YEARS OR SINCE
                                                                      FOR YEAR                           INCEPTION OF
                                                 UNDERLYING FUND        ENDED                           UNDERLYING FUND
                                                 INCEPTION DATE       12/31/01           5 YEARS           (IF LESS)
                                                 ---------------   ---------------   ---------------   -----------------
Oppenheimer Main Street Growth & Income
 Fund/VA*......................................       7/5/95               -17.83%             4.33%             10.94%
Oppenheimer Multiple Strategies Fund/VA*.......       2/9/87                -6.52%             6.41%              8.60%
Pioneer Emerging Markets VCT Portfolio*........     10/30/98               -15.29%              N/A               0.82%
Pioneer Real Estate Shares VCT Portfolio*......       3/1/95                -1.67%             3.02%              9.27%
Scudder Technology Growth Portfolio............       5/3/99               -38.20%              N/A              -5.96%
SVS Dreman Financial Services Portfolio........       5/4/98               -13.00%              N/A               0.18%
T. Rowe Price International Stock Portfolio....      3/31/94               -28.96%            -2.08%              1.86%

(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)

                                                                                                       10 YEARS OR SINCE
                                                                      FOR YEAR                           INCEPTION OF
                                                 UNDERLYING FUND        ENDED                           UNDERLYING FUND
                                                 INCEPTION DATE       12/31/01           5 YEARS           (IF LESS)
                                                 ---------------   ---------------   ---------------   -----------------
AIT Core Equity Fund*..........................      4/29/85               -18.08%             6.20%              8.70%
AIT Equity Index Fund*.........................      9/28/90               -13.29%             8.78%             10.86%
AIT Government Bond Fund*......................      8/26/91                 6.07%             4.94%              4.49%
AIT Money Market Fund*.........................      4/29/85                 2.77%             3.85%              3.37%
AIT Select Aggressive Growth Fund*.............      8/21/92               -22.77%             0.02%              8.05%
AIT Select Capital Appreciation Fund*..........      4/28/95                -2.56%             9.89%             13.84%
AIT Select Emerging Markets Fund*..............      2/20/98               -10.45%              N/A              -8.75%
AIT Select Growth Fund*........................      8/21/92               -25.80%             6.29%              8.48%
AIT Select Growth and Income Fund*.............      8/21/92               -13.03%             4.34%              7.91%
AIT Select International Equity Fund*..........       5/2/94               -22.66%             1.30%              4.92%
AIT Select Investment Grade Income Fund*.......      4/29/85                 6.38%             5.32%              5.53%
AIT Select Strategic Growth Fund*..............      2/20/98               -30.31%              N/A             -17.47%
AIT Select Strategic Income Fund*..............       7/3/00                 5.41%              N/A               7.01%
AIT Select Value Opportunity Fund*.............      4/30/93                11.05%            11.26%             12.11%
AIM V.I. Aggressive Growth Fund*...............       5/1/98               -27.13%              N/A               0.83%
AIM V.I. Blue Chip Fund........................     12/29/99               -23.66%              N/A             -16.84%
AIM V.I. Premier Equity Fund...................       5/5/93               -13.83%             8.11%             11.78%
AIM V.I. Basic Value Fund*.....................      9/10/01                  N/A               N/A               1.14%
AIM V.I. Capital Development Fund*.............       5/1/98                -9.41%              N/A               3.41%
AllianceBernstein Small Cap Value Portfolio*...       5/1/01                  N/A               N/A               9.90%
AllianceBernstein Value Portfolio*.............       5/1/01                  N/A               N/A              -1.00%
Alliance Growth and Income Portfolio*..........      1/14/91                -1.30%            12.75%             12.98%
Alliance Premier Growth Portfolio*.............      6/26/92               -18.60%            10.71%             13.75%
Delaware VIP Growth Opportunities Series*......      7/12/91               -17.16%             9.61%              9.05%
Delaware VIP International Value Equity
 Series........................................     10/29/92               -14.10%             2.10%              5.98%
Eaton Vance VT Floating-Rate Income Fund.......       5/1/01                  N/A               N/A               0.32%
Fidelity VIP Equity-Income Portfolio...........      10/9/86                -6.33%             7.82%             11.98%
Fidelity VIP Growth Portfolio..................      10/9/86               -18.85%            10.05%             11.78%
Fidelity VIP High Income Portfolio.............      9/19/85               -13.01%            -4.97%              3.78%
Fidelity VIP Overseas Portfolio................      1/28/87               -22.31%             1.25%              4.37%
Fidelity VIP II Asset Manager Portfolio........       9/6/89                -5.48%             5.73%              7.68%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio*.........................       1/3/95               -13.71%             8.59%             13.83%
Fidelity VIP III Growth Opportunities
 Portfolio.....................................       1/3/95               -15.88%             2.06%              7.76%
Fidelity VIP III Mid Cap Portfolio*............     12/28/98                -4.85%              N/A              22.82%
Fidelity VIP III Value Strategies Portfolio*...          N/A                  N/A               N/A                N/A
FT VIP Franklin Growth and Income Securities
 Fund*.........................................      1/24/89               -20.56%            -4.13%              1.24%
FT VIP Franklin Large Cap Growth Securities
 Fund*.........................................       5/1/96               -12.77%            10.05%             10.94%
FT VIP Franklin Small Cap Fund*................      11/1/95               -16.48%             8.74%             11.61%
FT VIP Mutual Shares Securities Fund*..........      11/8/96                 5.22%             8.29%              8.41%
FT VIP Templeton Foreign Securities Fund*......       5/1/92               -17.42%             2.85%              7.71%
INVESCO Health Sciences Fund...................      5/22/97               -13.86%              N/A              13.11%
Janus Aspen Growth Portfolio*..................      9/13/93               -25.99%             6.38%              9.39%
Janus Aspen Growth and Income Portfolio*.......       5/1/98               -14.83%              N/A              10.82%
MFS-Registered Trademark- Mid Cap Growth
 Series*.......................................       5/1/00               -18.75%              N/A             -13.84%
MFS-Registered Trademark- New Discovery
 Series*.......................................       5/1/98                -6.41%              N/A              12.79%
MFS-Registered Trademark- Total Return
 Series*.......................................       1/3/95                -1.19%             8.72%             11.54%
MFS-Registered Trademark- Utilities Series*....       1/3/95               -25.30%             8.94%             13.10%
Oppenheimer Capital Appreciation Fund/VA*......       4/3/85               -13.84%            12.53%             13.54%
Oppenheimer Global Securities Fund/VA*.........     11/12/90               -13.32%            13.73%             12.26%
Oppenheimer High Income Fund/VA*...............      4/30/86                 0.49%             1.39%              7.14%

                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)

                                                                                                       10 YEARS OR SINCE
                                                                      FOR YEAR                           INCEPTION OF
                                                 UNDERLYING FUND        ENDED                           UNDERLYING FUND
                                                 INCEPTION DATE       12/31/01           5 YEARS           (IF LESS)
                                                 ---------------   ---------------   ---------------   -----------------
Oppenheimer Main Street Growth & Income
 Fund/VA*......................................       7/5/95               -11.45%             5.16%             11.29%
Oppenheimer Multiple Strategies Fund/VA*.......       2/9/87                 0.73%             7.18%              8.60%
Pioneer Emerging Markets VCT Portfolio*........     10/30/98                -8.71%              N/A               2.61%
Pioneer Real Estate Shares VCT Portfolio*......       3/1/95                 5.96%             3.89%              9.53%
Scudder Technology Growth Portfolio............       5/3/99               -33.37%              N/A              -3.62%
SVS Dreman Financial Services Portfolio........       5/4/98                -6.24%              N/A               1.72%
T. Rowe Price International Stock Portfolio....      3/31/94               -23.34%            -1.09%              2.16%

(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT
                    AND THE UNDERLYING INVESTMENT COMPANIES

THE COMPANY. Allmerica Financial Life Insurance and Annuity Company (the "Company") is a life insurance company organized under the laws of Delaware in July, 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, the Company had over $17.9 billion in assets and over $26.9 billion of life insurance in force. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE SEPARATE ACCOUNT. The Separate Account is a separate investment account of the Company referred to as Separate Account VA-K. The assets used to fund the variable portions of the Policy are set aside in the Sub-Accounts of the Separate Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Under Delaware law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company.

The Board of Directors of the Company authorized the Separate Account on November 1, 1990. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or the Company by the SEC.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts.

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("the Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Fourteen investment portfolios ("Funds") of AIT are currently available under the Contract.

Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"). Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AIM"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Development Fund, and the AIM V.I. Premier Equity Fund is A I M Advisors, Inc. ("AIM

Advisors"). AIM Advisors was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Four of its separate investment portfolios are currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

DELAWARE VIP TRUST. Delaware VIP Trust ("Delaware VIP"), previously a Maryland Corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the Delaware VIP Growth Opportunities Series. The investment advisor for the Delaware VIP International Value Equity Series is Delaware International Advisers Ltd. ("DIAL").

EATON VANCE VARIABLE TRUST. Eaton Vance Variable Trust is an open-end management investment company organized as a Massachusetts business trust on August 14, 2000 and registered with the SEC under the 1940 Act. Eaton Vance Management ("Eaton Vance"), 255 State Street, Boston, Massachusetts, manages the Eaton Vance VT Floating-Rate Income Fund.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the
Contract: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, and Fidelity VIP Overseas Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. Two of its investment portfolios is available under the
Contract: the Fidelity VIP II Asset Manager Portfolio and Fidelity VIP II Contrafund-Registered Trademark- Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the
Contract: the Fidelity VIP III Growth Opportunities Portfolio, Fidelity VIP III Mid Cap Portfolio, and Fidelity VIP III Value Strategies Portfolio.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Large Cap Growth Securities Fund, FT VIP Franklin Growth and Income Securities Fund and FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund. Templeton Investment Counsel, LLC is the investment adviser to the FT VIP Templeton Foreign Securities Fund.

INVESCO VARIABLE INVESTMENT FUNDS, INC. INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Two of its investment portfolios are available under the
Contract: Janus Aspen Growth Portfolio and Janus Aspen Growth and Income Portfolio.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM).
MFS-Registered Trademark- Variable Insurance Trust (the "MFS Trust") is a Massachusetts business trust organized on February 1, 1994. The investment adviser for the MFS-Registered Trademark- Mid Cap Growth Series,
MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series, and MFS-Registered Trademark- Utilities Series is Massachusetts Financial Services Company ("MFS"), America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. Oppenheimer Variable Account Funds ("Oppenheimer") was organized as a Massachusetts business trust in 1984. The investment adviser for the Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA is OppenheimerFunds, Inc. ("OppenheimerFunds"). OppenheimerFunds has operated as an investment adviser since 1959. OppenheimerFunds is located at 498 Seventh Ave, 10th Floor, New York, NY 10018.

PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS") is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Contract. Deutsche Investment Management Americas Inc. serves as the investment adviser of SVS.

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, was founded in 1979. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $24.4 billion (as of December 31, 2001) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy.

AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.

AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.

AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation.

AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.

AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. This Fund formerly was known as the AIM V.I. Value Fund.

AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.

AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCE GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in common stocks of medium size companies and the manager typically looks for companies that have established themselves within their industry, but still have growth potential.

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. Under normal circumstances the Series will invest at least 80% of its net assets in equity securities. The Series invests primarily in issuers located outside the United States. This Fund formerly was known as DGPF International Equity Series.

EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income while also considering growth of capital.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO -- seeks to provide capital growth by primarily investing in common stocks of domestic and foreign issuers. The Portfolio may also invest in other types of securities including bonds.

FIDELITY VIP III MID CAP PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. Normally investing primarily in common stocks, in companies that it believes are under-valued in the market place in relation to factors such as assets, earnings, sales, or growth companies (stocks of these companies are often called "value" stocks).

FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation. The secondary goal is to provide current income. Under normal market conditions, the Fund invests primarily in equity securities of companies that the Fund's manager considers to be financially strong, but undervalued by the market. This Fund formerly was known as FT VIP Franklin Natural Resources Securities Fund.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. Under normal market conditions, the Fund invests primarily in investments of large capitalization companies with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund invests primarily in emerging markets equity securities.

INVESCO VIF HEALTH SCIENCES FUND -- seeks capital growth.

JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation.

OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies.

OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income through investment primarily in lower-grade, high-yield debt securities.

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA -- seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities.

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA -- seeks a total investment return, which includes current income and capital appreciation in the value of its shares. The Fund allocates its investments among common stocks, debt securities, and "money market" instruments.

PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests in securities of emerging market issuers for long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective. This portfolio formerly was known as the Pioneer Real Estate Growth VCT Portfolio.

SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                              WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide retirement income in the form of periodic annuity payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Policy Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Policy Owner. In the case of a "fixed" payout annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed payout annuities see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT. With a variable annuity payout, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity benefit payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                             CHARGES AND DEDUCTIONS

Deductions under the Policy and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and Statements of Additional Information of the Underlying Funds.

SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Policy's Accumulated Value is divided into three categories: (1) New Payments -- purchase payments received by the Company during the nine years preceding the date of the surrender; (2) Old Payments - purchase payments invested in the Policy for more than nine years; and (3) the amount available under the Free Withdrawal Provision. See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992, where the Policy Owner and Annuitant as of the date of application are both within the following class of individuals: All employees of the Company located at the Company's home office (or at off-site locations if such employees are on the Company's home office payroll); all directors of the Company; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who reside in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the First Allmerica's Companies Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Incentive and Profit Sharing Plan or any successor plan.

Any elimination of or reduction in the amount of duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

CHARGE FOR SURRENDER AND PARTIAL REDEMPTION. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

YEARS FROM DATE OF         CHARGE AS PERCENTAGE OF
PAYMENT TO DATE OF              NEW PAYMENTS
    WITHDRAWAL                    WITHDRAWN
------------------         -----------------------
       0-2                            8%
        3                             7%
        4                             6%
        5                             5%
        6                             4%
        7                             3%
        8                             2%
        9                             1%
   more than 9                        0%

The amount redeemed equals the amount requested by the Policy Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

FREE WITHDRAWAL AMOUNTS. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):

        Where (1) is:  100% of Cumulative Earnings (calculated as the
                       Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed);

        Where (2) is:  10% of the Accumulated Value as of the Valuation Date
                       coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

        Where (3) is:  The amount calculated under the Company's life expectancy distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 10% of Accumulated Value ($1,500); or

    (3) LED of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Policy will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under policies issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Policy, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE POLICIES IN GENERAL." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value less any applicable tax withholding. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old

Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses a period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

SALES EXPENSE. The Company pays sales commissions, not to exceed 6% of purchase payments, to entities which sell the Policies. To the extent permitted by NASD rules, expense reimbursement allowances and additional payments for other services not directly related to the sale of the Policies, including the recruitment and training of personnel, production of promotional literature, and similar services may also be made.

The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of the Policy's Accumulated Value.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    (1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge may be deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

    (2) the premium tax charge is deducted in total when annuity benefit payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy's Accumulated Value at the time such determination is made.

POLICY FEE

A $30 Policy fee currently is deducted on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee is waived for Policies issued to and maintained by a trustee of a 401(k) plan.

Where amounts have been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the value in that investment option bears to the total Accumulated Value under the Policy. The deduction of the Policy fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:

  Minimum Guaranteed Annuity Payout (M-GAP) Rider with a        0.25%
    ten-year waiting period.................................
  Minimum Guaranteed Annuity Payout (M-GAP) Rider with a        0.15%
    fifteen-year waiting period.............................

For a description of this Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a daily charge against the assets of each Sub-Account to compensate for certain mortality and expense risks which it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative

Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy Year will be free of a transfer charge. For each subsequent transfer, it reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the costs of processing transfers. If the Policy Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.

                         THE VARIABLE ANNUITY POLICIES

The Policies are designed for use in connection with several types of retirement plans as well as for sale to individuals. Participants under such plans, as well as Policy Owners, Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such Policies may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policies.

Policy Owners may direct any inquiries to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 1-800-533-7881.

PURCHASE PAYMENTS

Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application which accompanies the payment is received by the Company at its Principal Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Principal Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Policy at any time prior to the Annuity Date. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more investment option, a net amount of at least $10 of each payment must be allocated to each option. Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund.

This Policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Policy.

In order to prevent "market timing" activities that may harm or disadvantage other Policy Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Policy intended to qualify as an IRA may cancel the Policy at any time within ten days after receipt of the Policy and receive a refund. In order to cancel the Policy, the Owner must mail or deliver the Policy to the agent through whom the Policy was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Policy for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payments received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) the difference between the payment received and any amount allocated to the Separate Account plus the Accumulated Value of the Sub-Accounts plus any amounts deducted under the Policy or by the Underlying Funds for taxes, charges or fees. The "Right to Examine" provision on the cover of the Policy will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (1) or (2) as set forth above.

The liability of the Separate Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER POLICIES

An Owner may cancel the Policy at any time within ten days after receipt of the Policy (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Separate Account, and (2) the Accumulated Value of amounts allocated to the Separate Account as of the date the request is received. If the Policy was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Policy is issued, the

"Right to Examine" provision on the cover of the Policy will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

TELEPHONE TRANSACTION PRIVILEGE

The Policy Owner, or anyone authorized by the Policy Owner, may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

The Company cannot guarantee that it can always be reached to complete a telephone transaction. Under these circumstances, the Policy Owner should submit the request in writing or other form acceptable to the Company.

TRANSFER PRIVILEGE

At any time prior to the Annuity Date, subject to the Company's then current rules including the market timing restrictions described above in "PAYMENTS," an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Account to the General Account, where available. Currently, tranfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer order.

Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Policy year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Policy year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

Except for transfers made under the automatic transfer option (Dollar Cost Averaging) and for transfers made under policies issued to residents of Texas, no transfers from the General Account are permitted except during the 30-day period beginning on each policy anniversary. During this 30-day "window" period, any amount (up to 100%) of the policy's Accumulated Value may be transferred. In Texas, transfers from the Fixed Account are also permitted if there has been at least a ninety day period since the last transfer from the General Account and the amount of the transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a pre-determined dollar amount (Dollar Cost Averaging), not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the AIT Money Market Fund or the AIT Government Bond Fund ("source account") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or, if applicable, the Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

The General Account may be used as the source account from which automatic transfers can be made provided that (1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer; (2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer and (3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Policy and receive its Surrender Value. The Owner must return the Policy and a signed, written request for surrender, satisfactory to the Company to the Principal Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last nine full Policy years. See CHARGES AND DEDUCTIONS. The Policy fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies annuitized under a commutable period certain option (as specified in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.


The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-sheltered Annuities" and "Texas Optional Retirement Program" under "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL REDEMPTION

At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The Owner must file a signed, written request for redemption, satisfactory to the Company, at the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.

Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Principal Office.

Each partial redemption must be a minimum of $100. No partial redemption will be permitted if the Accumulated Value remaining under the Policy would be reduced to less than $1,000. Partial redemptions will be paid in accordance with the time limitations described above under "SURRENDER."


For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program" under "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS."


For important tax consequences which may result from partial redemptions, see FEDERAL TAX CONSIDERATIONS.

DEATH BENEFIT

If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (1) the Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork at the Principal Office, (2) the total amount of gross payments made under the Policy reduced proportionately to reflect the amount of all prior partial withdrawals, or (3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

A partial withdrawal will reduce the gross payments available as a death benefit under (2) above in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy

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anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment. Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Principal Office.

Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death received at the Principal Office. The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

    (1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

    (2) The death benefit may be paid in installments. Payments must begin within one year from the date of death and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

    (3) All or a portion of the death benefit may be used to provide a life annuity for the beneficiary. Benefits must begin within one year from the date of death and are payable over a period not extended beyond the life expectancy of the beneficiary. Any annuity benefits will be provided in accordance with the annuity options of the Policy.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Principal Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.

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ASSIGNMENT

The Policy may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the investment options selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90. The Code and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.

                                       50
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If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the AIT Select Growth and Income Fund, the AIT Equity Index Fund, the AIT Core Equity Fund, and the AIT Money Market Fund.

The Company also provides fixed annuity payout options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity payout options or the fixed-payout options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I -- VARIABLE LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II -- VARIABLE LIFE ANNUITY. A variable annuity payable only during the lifetime of the Annuitant. It would be possible under this option for the payee to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

OPTION III -- UNIT REFUND VARIABLE LIFE ANNUITY. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then monthly variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

        Where:  (1)  is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

                (2) is the number of monthly payments paid prior to the death of the Annuitant.

OPTION IV-A -- JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

OPTION IV-B -- JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V -- PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). A monthly variable annuity payable for a stipulated number of years ranging from one to 30 years. If the

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Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncom-mutable. A variable period certain option is automatically commutable.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting Option V.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the Norris decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on
(1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.

COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS

THE ACCUMULATION UNIT. Each net purchase payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the net purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the General Account, if any.

ADJUSTED GROSS INVESTMENT RATE. At each Valuation Date an adjusted gross investment rate for each Sub-Account for the Valuation Period then ended is determined from the investment performance of that

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Sub-Account. Such rate is (1) the investment income of that Sub-Account for the
Valuation Period, plus capital gains and minus capital losses of that Sub-Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Sub-Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR. The net investment rate for a Sub-Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Sub-Account for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.45% per annum. This charge cannot be increased.

The net investment factor is 1.000000 plus the applicable net investment rate. The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options the dollar amount is determined by multiplying
      (1) the Accumulated Value applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For all period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

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DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS.  The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an annuity unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the owner, annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with this Policy.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY POLICIES IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Policy, the Separate Account or the Sub-Accounts may have upon its tax. The Separate Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Separate Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Separate Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS. The IRS has issued regulations under Section817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Policy will not be treated as an annuity contract and therefore, the income on the Policy, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Policy modifications in order to

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remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity policy to qualify for tax deferral, the Company, and not the variable policy owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity policy. In certain circumstances, however, variable annuity policy owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity policy owner may be considered the owner of segregated account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policy owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Policy as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity policies.

QUALIFIED AND NON-QUALIFIED POLICIES

From a federal tax viewpoint there are two types of variable annuity policies:
"qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified policy or a non-qualified policy. For more information on the tax provisions applicable to qualified policies, see "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS" below.

TAXATION OF THE POLICIES IN GENERAL

The Company believes that the Policy described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered an annuity policy under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Policy may not be considered an annuity for tax purposes and therefore, the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisers for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Policy's Accumulated Value is not taxable to the Owner until it is withdrawn from the Policy. Under the current provisions of the Code, amounts received under an annuity policy prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the policy over the taxpayer's "investment in the policy." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the Policy" is the total of all payments to the Policy which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity policies issued by the same insurance company to the same owner during a single calendar year be treated as one policy in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Policy, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the cost basis of the Policy bears to the expected return

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under the Policy. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all cost basis in the Policy is recovered, the entire payment is taxable. If the annuitant dies before the cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity policy were determined by amortizing the accumulated value of the policy over the taxpayer's remaining life expectancy (such as under the Policy's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Policy to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Policy to the Annuitant on the Annuity Date, as required under the Policy, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity policies owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity policies for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity policies purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity policy under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT
  ORGANIZATIONS.

Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity policies. Contributions and investment earnings are not taxable to employees until distributed. With respect to payments made after February 28, 1986, however, a policy owned by a state or local government or a tax-exempt organization will not be treated as an annuity under Section 72. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified policies and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified policies. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Policies offered by this Prospectus will vary according to whether or not the amount withdrawn or surrendered is allocable to an investment in the Policy made before or after certain dates.

PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity policy solely to obtain its tax deferral feature. However, other features offered under this Policy and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Policy a suitable investment for a qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity policy used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Policy. Before purchasing any annuity policy for use in funding a qualified plan, more specific information should be obtained.

A qualified Policy may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to an Owner of a non-qualified Policy. Individuals purchasing a qualified Policy should review carefully any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Policies in connection with such plans should seek competent advice as to the suitability of the Policy to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Policy will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Policy as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under THE VARIABLE ANNUITY POLICIES.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or Simple IRA plans for their employees using the employees IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

STATUS OF DEATH BENEFITS IN IRAS. Federal tax law with respect to Individual Retirement Accounts prohibits investment in life insurance contracts by such accounts. The tax regulations expressly permit an Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of total payments made (net of prior withdrawals) or the contract's cash value.

Federal tax law with respect to Individual Retirement Annuities does not specifically limit the death benefit that may be provided under such annuities. The Company believes that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. However, it might be inferred from the regulations applicable to Individual Retirement Accounts that an Individual Retirement Annuity cannot provide a death benefit that is more than the greater of total payments (without interest) or the contract's cash value.

The Contract provides a standard death benefit that, under certain circumstances, may exceed both total payments (net of prior withdrawals) and the cash value (or Accumulated Value) of the Contract. Although the Internal Revenue Service issued a favorable opinion letter with regard to this Contract, it has recently stopped issuing such letters with respect to Individual Retirement Annuities that provide death benefits that can exceed the greater of the total payments made (net of prior withdrawals) or the contract's cash value. Although the Company believes that the use of enhanced death benefits should not result in adverse tax treatment, we can give no assurance that the IRS will refrain from taking future actions with respect to such benefits.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Policies purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA policies should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the policies.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA policy after December 31, 1988, may not begin before the employee attains age 59, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA policy issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                        LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. Loans are made from the Policy's value on a pro-rata basis from all investment options. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Series. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Policy's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresees any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Separate Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other separate accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.

During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policy to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets of that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity policy and the General Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the General Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years

                                   APPENDIX B
               POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              POLICY NO. A3018-94
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

If your Policy is issued on Form No. A3018-91 or Form No. A3018-94, your Policy is substantially similar to the Policy described in this Prospectus (A3018-93), except as follows:

1. (For Owners of A3018-94 only, the following is added:) The issuer of the policy is First Allmerica rather than Allmerica Financial. First Allmerica, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries had over $24.3 billion in combined assets and over $38.1 billion of life insurance in force. First Allmerica is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.

    First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

    First Allmerica is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

2. The Owner, if a natural person, and the Annuitant must be the same under Form A3018-94 and joint Owners are not permitted. Under A3018-91 and A3018-93 the Owner and the Annuitant may be different and joint Owners are permitted if one of the two joint Owners is also the Annuitant.

3. The minimum interest rate credited to amounts allocated to the General Account respecting A3018-93 and A3018-94 is 3% compounded annually. For A3018-91 the minimum interest rate guarantees are 5% compounded annually for the first five Policy years, 4% for the next five Policy years and 3.5% thereafter.

4. The stepped-up death benefit under A3018-91 and A3018-94 applies to the most recent fifth year Policy anniversary and gross payments are simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the total gross payments. The stepped-up death benefit under A3018-93 applies to the most recent fifth year Policy anniversary and the guaranteed death benefit is reduced proportionately to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals).

5. Under A3018-91 and A3018-94, the Free Withdrawal Amount is equal to the greater of (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or (2) the life expectancy distribution, if applicable. The Free Withdrawal Amount is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting (LIFO or last-in-first-out method in New Jersey).

6. The transfer provisions of A3018-91 are identical to those of A3018-93. Under A3018-94, the General Account restrictions described in the third paragraph of "Transfer Privilege" under THE VARIABLE ANNUITY POLICIES are deleted and replaced with the following:

    Except for General Account transfers made under the automatic transfer option (Dollar Cost Averaging), transfers from the General Account will only be permitted if there has been a least a ninety (90) day period since the last transfer from the General Account and the amount transferred from the General

    Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

7. Because of the differences in the amount of the Free Withdrawal (see 4. above), the following expense examples apply to Owners of A3018-91 and should be referred to rather than examples (1) of this Prospectus:

(1)(a) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 95       $133       $165       $260
AIT Equity Index Fund......................................    $ 92       $125       $152       $232
AIT Government Bond Fund...................................    $ 95       $132       $164       $256
AIT Money Market Fund......................................    $ 92       $126       $153       $234
AIT Select Aggressive Growth Fund..........................    $ 98       $142       $180       $289
AIT Select Capital Appreciation Fund.......................    $ 98       $143       $182       $292
AIT Select Emerging Markets Fund...........................    $106       $165       $219       $363
AIT Select Growth Fund.....................................    $ 97       $140       $178       $284
AIT Select Growth and Income Fund..........................    $ 96       $137       $171       $272
AIT Select International Equity Fund.......................    $ 99       $145       $186       $299
AIT Select Investment Grade Income Fund....................    $ 94       $129       $158       $245
AIT Select Strategic Growth Fund...........................    $100       $149       $192       $312
AIT Select Strategic Income Fund...........................    $ 99       $144       $184       $295
AIT Select Value Opportunity Fund..........................    $ 98       $143       $181       $290
AIM V.I. Aggressive Growth Fund............................    $ 99       $147       $188       $304
AIM V.I. Blue Chip Fund....................................    $100       $148       $190       $309
AIM V.I. Premier Equity Fund...............................    $ 96       $136       $170       $269
AIM V.I. Basic Value Fund..................................    $102       $154       $200       $327
AIM V.I. Capital Development Fund..........................    $101       $153       $198       $323
AllianceBernstein Small Cap Value Portfolio................    $102       $154       $200       $327
AllianceBernstein Value Portfolio..........................    $102       $154       $200       $327
Alliance Growth and Income Portfolio.......................    $ 97       $138       $174       $276
Alliance Premier Growth Portfolio..........................    $100       $149       $192       $312
Delaware VIP Growth Opportunities Series...................    $ 98       $141       $179       $286
Delaware VIP International Value Equity Series.............    $ 97       $140       $178       $284
Eaton Vance VT Floating-Rate Income Fund...................    $101       $150       $194       $316
Fidelity VIP Equity-Income Portfolio.......................    $ 93       $128       $156       $241
Fidelity VIP Growth Portfolio..............................    $ 94       $131       $161       $251
Fidelity VIP High Income Portfolio.........................    $ 94       $132       $163       $254
Fidelity VIP Overseas Portfolio............................    $ 97       $138       $174       $276
Fidelity VIP II Asset Manager Portfolio....................    $ 94       $130       $159       $247
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $ 97       $139       $175       $278
Fidelity VIP III Growth Opportunities Portfolio............    $ 97       $139       $175       $279
Fidelity VIP III Mid Cap Portfolio.........................    $ 97       $139       $175       $278
Fidelity VIP III Value Strategies Portfolio................    $ 98       $143       $182       $292
FT VIP Franklin Growth and Income Securities Fund..........    $ 95       $133       $165       $260
FT VIP Franklin Large Cap Growth Securities Fund...........    $ 98       $141       $179       $287
FT VIP Franklin Small Cap Fund.............................    $ 98       $143       $182       $292
FT VIP Mutual Shares Securities Fund.......................    $ 98       $142       $180       $288
FT VIP Templeton Foreign Securities Fund...................    $ 99       $145       $186       $299
INVESCO VIF Health Sciences Fund...........................    $ 98       $142       $181       $290
Janus Aspen Growth Portfolio...............................    $ 96       $138       $173       $275

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Janus Aspen Growth and Income Portfolio....................    $ 97       $139       $175       $279
MFS-Registered Trademark- Mid Cap Growth Series............    $ 99       $145       $185       $298
MFS-Registered Trademark- New Discovery Series.............    $100       $150       $193       $314
MFS-Registered Trademark- Total Return Series..............    $ 99       $145       $185       $297
MFS-Registered Trademark- Utilities Series.................    $ 99       $146       $187       $301
Oppenheimer Capital Appreciation Fund/VA...................    $ 96       $138       $173       $275
Oppenheimer Global Securities Fund/VA......................    $ 97       $139       $175       $279
Oppenheimer High Income Fund/VA............................    $ 98       $142       $181       $290
Oppenheimer Main Street Growth & Income Fund/VA............    $ 97       $140       $177       $282
Oppenheimer Multiple Strategies Fund/VA....................    $ 97       $141       $178       $285
Pioneer Emerging Markets VCT Portfolio.....................    $106       $167       $222       $368
Pioneer Real Estate Shares VCT Portfolio...................    $102       $156       $203       $334
Scudder Technology Growth Portfolio........................    $ 95       $135       $168       $265
SVS Dreman Financial Services Portfolio....................    $ 96       $136       $170       $270
T. Rowe Price International Stock Portfolio................    $ 98       $142       $180       $289

If you purchased your Contract prior to January 31, 2002 and elected a M-GAP Rider, the following examples may apply to you:

(1)(b) If, at the end of the applicable time period, you surrender your Policy or annuitize* under any period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period (charge of 0.25% annually):

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 97       $141       $178       $285
AIT Equity Index Fund......................................    $ 95       $133       $164       $257
AIT Government Bond Fund...................................    $ 97       $140       $177       $282
AIT Money Market Fund......................................    $ 95       $133       $165       $260
AIT Select Aggressive Growth Fund..........................    $100       $149       $192       $313
AIT Select Capital Appreciation Fund.......................    $101       $151       $194       $317
AIT Select Emerging Markets Fund...........................    $108       $173       $231       $385
AIT Select Growth Fund.....................................    $100       $148       $190       $308
AIT Select Growth and Income Fund..........................    $ 99       $144       $184       $296
AIT Select International Equity Fund.......................    $101       $153       $198       $323
AIT Select Investment Grade Income Fund....................    $ 96       $137       $171       $271
AIT Select Strategic Growth Fund...........................    $103       $157       $204       $336
AIT Select Strategic Income Fund...........................    $101       $152       $196       $319
AIT Select Value Opportunity Fund..........................    $101       $150       $193       $315
AIM V.I. Aggressive Growth Fund............................    $102       $154       $200       $328
AIM V.I. Blue Chip Fund....................................    $102       $156       $203       $333
AIM V.I. Premier Equity Fund...............................    $ 98       $144       $183       $293
AIM V.I. Basic Value Fund..................................    $104       $161       $212       $350
AIM V.I. Capital Development Fund..........................    $104       $160       $210       $347
AllianceBernstein Small Value Portfolio....................    $104       $161       $212       $350
AllianceBernstein Value Portfolio..........................    $104       $161       $212       $350
Alliance Growth and Income Portfolio.......................    $ 99       $146       $186       $300
Alliance Premier Growth Portfolio..........................    $103       $157       $204       $336
Delaware VIP Growth Opportunities Series...................    $100       $149       $191       $310
Delaware VIP International Value Equity Series.............    $100       $148       $190       $308
Eaton Vance VT Floating-Rate Income Fund...................    $103       $158       $206       $339
Fidelity VIP Equity-Income Portfolio.......................    $ 96       $135       $169       $267
Fidelity VIP Growth Portfolio..............................    $ 97       $138       $174       $277

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Fidelity VIP High Income Portfolio.........................    $ 97       $139       $176       $280
Fidelity VIP Overseas Portfolio............................    $ 99       $146       $186       $300
Fidelity VIP II Asset Manager Portfolio....................    $ 96       $137       $172       $273
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $ 99       $146       $187       $302
Fidelity VIP III Growth Opportunities Portfolio............    $ 99       $147       $188       $303
Fidelity VIP III Mid Cap Portfolio.........................    $ 99       $146       $187       $302
Fidelity VIP III Value Strategies Portfolio................    $101       $151       $194       $317
FT VIP Franklin Growth and Income Securities Fund..........    $ 97       $141       $178       $285
FT VIP Franklin Large Cap Growth Securities Fund...........    $100       $149       $191       $311
FT VIP Franklin Small Cap Fund.............................    $101       $151       $194       $317
FT VIP Mutual Shares Securities Fund.......................    $100       $149       $192       $312
FT VIP Templeton Foreign Securities Fund...................    $101       $153       $198       $323
INVESCO VIF Health Sciences Fund...........................    $100       $150       $193       $314
Janus Aspen Growth Portfolio...............................    $ 99       $145       $186       $299
Janus Aspen Growth and Income Portfolio....................    $ 99       $147       $188       $303
MFS-Registered Trademark- Mid Cap Growth Series............    $101       $152       $197       $322
MFS-Registered Trademark- New Discovery Series.............    $103       $157       $205       $337
MFS-Registered Trademark- Total Return Series..............    $101       $152       $197       $321
MFS-Registered Trademark- Utilities Series.................    $102       $153       $199       $325
Oppenheimer Capital Appreciation Fund/VA...................    $ 99       $145       $186       $299
Oppenheimer Global Securities Fund/VA......................    $ 99       $147       $188       $303
Oppenheimer High Income Fund/VA............................    $100       $150       $193       $314
Oppenheimer Main Street Growth & Income Fund/VA............    $100       $147       $189       $306
Oppenheimer Multiple Strategies Fund/VA....................    $100       $148       $190       $309
Pioneer Emerging Markets VCT Portfolio.....................    $109       $175       $233       $391
Pioneer Real Estate Shares VCT Portfolio...................    $105       $163       $215       $357
Scudder Technology Growth Portfolio........................    $ 98       $142       $181       $290
SVS Dreman Financial Services Portfolio....................    $ 98       $144       $183       $294
T. Rowe Price International Stock Portfolio................    $100       $149       $192       $313

8. First Allmerica Financial Life Insurance Company first offered ExecAnnuity Plus to the public in 1994.

                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                 EXECANNUITY PLUS '91 (ISSUED ON FORM A3018-94)
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                        FOR YEAR
                                                     SUB-ACCOUNT          ENDED                          SINCE INCEPTION
                                                    INCEPTION DATE      12/31/01           5 YEARS       OF SUB-ACCOUNT
                                                    --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund..............................      4/20/94              -24.20%             5.24%            10.35%
AIT Equity Index Fund.............................      4/21/94              -19.73%             7.93%            12.73%
AIT Government Bond Fund..........................      4/20/94               -1.60%             4.08%             4.69%
AIT Money Market Fund.............................      4/10/94               -4.67%             2.92%             3.55%
AIT Select Aggressive Growth Fund.................      4/20/94              -28.56%            -1.12%             5.59%
AIT Select Capital Appreciation Fund..............      4/30/95               -9.70%             9.07%            13.52%
AIT Select Emerging Markets Fund..................       8/1/00              -16.90%              N/A            -28.83%
AIT Select Growth Fund............................      4/20/94              -31.36%             5.35%             9.99%
AIT Select Growth and Income Fund.................      4/20/94              -19.44%             3.35%             8.86%
AIT Select International Equity Fund..............       5/3/94              -28.40%             0.21%             4.59%
AIT Select Investment Grade Income Fund...........      4/21/94               -1.33%             4.44%             5.38%
AIT Select Strategic Growth Fund..................       8/1/00              -35.34%              N/A            -43.26%
AIT Select Strategic Income Fund..................       5/1/01                 N/A               N/A             -3.92%
AIT Select Value Opportunity Fund.................      4/20/94                2.91%            10.45%            12.06%
AIM V.I. Aggressive Growth Fund...................       8/1/00              -32.41%              N/A            -29.07%
AIM V.I. Blue Chip Fund...........................       5/1/01                 N/A               N/A            -20.32%
AIM V.I. Premier Equity Fund......................       8/1/00              -20.06%              N/A            -21.79%
AIM V.I. Basic Value Fund.........................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund.................         N/A*                 N/A               N/A               N/A
AllianceBernstein Small Cap Value Portfolio.......         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio.................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio..............       8/1/00               -8.44%              N/A             -2.57%
Alliance Premier Growth Portfolio.................       8/1/00              -24.49%              N/A            -29.53%
Delaware VIP Growth Opportunities Series..........       8/1/00              -23.14%              N/A            -25.23%
Delaware VIP International Value Equity Series....      4/20/94              -20.36%             1.08%             4.81%
Eaton Vance VT Floating-Rate Income Fund..........       5/1/01                 N/A               N/A             -6.91%
Fidelity VIP Equity-Income Portfolio..............      4/20/94              -13.29%             6.84%            11.40%
Fidelity VIP Growth Portfolio.....................      4/20/94              -24.98%             9.13%            12.98%
Fidelity VIP High Income Portfolio................      4/20/94              -19.39%            -6.00%             0.02%
Fidelity VIP Overseas Portfolio...................      4/20/94              -28.02%             0.23%             2.69%
Fidelity VIP II Asset Manager Portfolio...........      5/11/94              -12.32%             4.88%             6.95%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio........................................       5/1/01                 N/A               N/A            -12.23%
Fidelity VIP III Growth Opportunities Portfolio...       8/1/00              -21.94%              N/A            -23.02%
Fidelity VIP III Mid Cap Portfolio................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Value Strategies Portfolio.......         N/A*                 N/A               N/A               N/A
FT VIP Franklin Growth and Income Securities
 Fund.............................................       8/1/00              -26.28%              N/A             -8.71%
FT VIP Franklin Large Cap Growth Securities
 Fund.............................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund....................       8/1/00              -22.51%              N/A            -25.32%
FT VIP Mutual Shares Securities Fund..............         N/A*                 N/A               N/A               N/A
FT VIP Templeton Foreign Securities Fund..........         N/A*                 N/A               N/A               N/A
INVESCO Health Sciences Fund......................       8/1/00              -20.06%              N/A             -7.90%
Janus Aspen Growth Portfolio......................       8/1/00              -31.35%              N/A            -31.36%
Janus Aspen Growth and Income Portfolio...........       8/1/00              -20.99%              N/A            -21.40%
MFS -Registered Trademark- Mid Cap Growth
 Series...........................................         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- New Discovery Series...         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- Total Return Series....         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- Utilities Series.......         N/A*                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA..........         N/A*                 N/A               N/A               N/A

                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                        FOR YEAR
                                                     SUB-ACCOUNT          ENDED                          SINCE INCEPTION
                                                    INCEPTION DATE      12/31/01           5 YEARS       OF SUB-ACCOUNT
                                                    --------------   ---------------   ---------------   ---------------
Oppenheimer Global Securities Fund/VA.............         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA...................         N/A*                 N/A               N/A               N/A
Oppenheimer Main Street Growth & Income Fund/VA...         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA...........         N/A*                 N/A               N/A               N/A
Pioneer Emerging Markets VCT Portfolio............       8/1/00              -15.29%              N/A            -26.84%
Pioneer Real Estate Shares VCT Portfolio..........       8/1/00               -1.67%              N/A             -0.70%
Scudder Technology Growth Portfolio...............       8/1/00              -38.19%              N/A            -43.24%
SVS Dreman Financial Services Portfolio...........       8/1/00              -13.01%              N/A              4.21%
T. Rowe Price International Stock Portfolio.......       5/1/95              -28.97%            -2.10%             1.46%

*This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEES)

                                                                        FOR YEAR
                                                     SUB-ACCOUNT          ENDED                          SINCE INCEPTION
                                                    INCEPTION DATE      12/31/01           5 YEARS       OF SUB-ACCOUNT
                                                    --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund..............................      4/20/94              -18.08%             6.20%            10.62%
AIT Equity Index Fund.............................      4/21/94              -13.29%             8.78%            12.94%
AIT Government Bond Fund..........................      4/20/94                6.07%             4.94%             4.90%
AIT Money Market Fund.............................      4/10/94                2.77%             3.85%             3.81%
AIT Select Aggressive Growth Fund.................      4/20/94              -22.77%             0.02%             5.96%
AIT Select Capital Appreciation Fund..............      4/30/95               -2.56%             9.89%            13.84%
AIT Select Emerging Markets Fund..................       8/1/00              -10.44%              N/A            -24.97%
AIT Select Growth Fund............................      4/20/94              -25.80%             6.29%            10.25%
AIT Select Growth and Income Fund.................      4/20/94              -13.03%             4.34%             9.11%
AIT Select International Equity Fund..............       5/3/94              -22.66%             1.30%             4.93%
AIT Select Investment Grade Income Fund...........      4/21/94                6.38%             5.32%             5.61%
AIT Select Strategic Growth Fund..................       8/1/00              -30.32%              N/A            -40.18%
AIT Select Strategic Income Fund..................       5/1/01                 N/A               N/A              3.54%
AIT Select Value Opportunity Fund.................      4/20/94               11.05%            11.26%            12.31%
AIM V.I. Aggressive Growth Fund...................       8/1/00              -27.14%              N/A            -25.18%
AIM V.I. Blue Chip Fund...........................       5/1/01                 N/A               N/A            -14.13%
AIM V.I. Premier Equity Fund......................       8/1/00              -13.83%              N/A            -17.52%
AIM V.I. Basic Value Fund.........................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund.................         N/A*                 N/A               N/A               N/A
AllianceBernstein Small Cap Value Portfolio.......         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio.................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio..............       8/1/00               -1.30%              N/A              2.75%
Alliance Premier Growth Portfolio.................       8/1/00              -18.60%              N/A            -25.66%
Delaware VIP Growth Opportunities Series..........       8/1/00              -17.16%              N/A            -21.16%
Delaware VIP International Value Equity Series....      4/20/94              -14.10%             2.10%             5.08%
Eaton Vance VT Floating-Rate Income Fund..........       5/1/01                 N/A               N/A              0.31%
Fidelity VIP Equity-Income Portfolio..............      4/20/94               -6.34%             7.82%            11.72%
Fidelity VIP Growth Portfolio.....................      4/20/94              -18.85%            10.05%            13.30%
Fidelity VIP High Income Portfolio................      4/20/94              -13.01%            -4.97%             0.40%
Fidelity VIP Overseas Portfolio...................      4/20/94              -22.31%             1.25%             3.00%
Fidelity VIP II Asset Manager Portfolio...........      5/11/94               -5.48%             5.73%             7.16%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio........................................       5/1/01                 N/A               N/A             -5.42%
Fidelity VIP III Growth Opportunities Portfolio...       8/1/00              -15.88%              N/A            -18.85%
Fidelity VIP III Mid Cap Portfolio................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Value Strategies Portfolio.......         N/A*                 N/A               N/A               N/A
FT VIP Franklin Growth and Income Securities
 Fund.............................................       8/1/00              -20.56%              N/A             -3.75%
FT VIP Franklin Large Cap Growth Securities
 Fund.............................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund....................       8/1/00              -16.48%              N/A            -21.24%
FT VIP Mutual Shares Securities Fund..............         N/A*                 N/A               N/A               N/A
FT VIP Templeton Foreign Securities Fund..........         N/A*                 N/A               N/A               N/A
INVESCO Health Sciences Fund......................       8/1/00              -13.85%              N/A             -2.90%
Janus Aspen Growth Portfolio......................       8/1/00              -25.99%              N/A            -27.60%
Janus Aspen Growth and Income Portfolio...........       8/1/00              -14.83%              N/A            -17.10%
MFS -Registered Trademark- Mid Cap Growth
 Series...........................................         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- New Discovery Series...         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- Total Return Series....         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- Utilities Series.......         N/A*                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA..........         N/A*                 N/A               N/A               N/A
Oppenheimer Global Securities Fund/VA.............         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA...................         N/A*                 N/A               N/A               N/A
Oppenheimer Main Street Growth & Income Fund/VA...         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA...........         N/A*                 N/A               N/A               N/A

                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEES)

                                                                        FOR YEAR
                                                     SUB-ACCOUNT          ENDED                          SINCE INCEPTION
                                                    INCEPTION DATE      12/31/01           5 YEARS       OF SUB-ACCOUNT
                                                    --------------   ---------------   ---------------   ---------------
Pioneer Emerging Markets VCT Portfolio............       8/1/00               -8.71%              N/A            -22.86%
Pioneer Real Estate Shares VCT Portfolio..........       8/1/00                5.96%              N/A              4.69%
Scudder Technology Growth Portfolio...............       8/1/00              -33.37%              N/A            -40.12%
SVS Dreman Financial Services Portfolio...........       8/1/00               -6.24%              N/A              9.73%
T. Rowe Price International Stock Portfolio.......       5/1/95              -23.34%            -1.09%             1.96%

*This is a new Sub-Account so no historical figures are available.

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
                                                  INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
                                                  --------------   ---------------   ---------------   -----------------
AIT Core Equity Fund*...........................      4/29/85              -24.20%             5.24%              8.53%
AIT Equity Index Fund*..........................      9/28/90              -19.73%             7.93%             10.76%
AIT Government Bond Fund*.......................      8/26/91               -1.60%             4.08%              4.62%
AIT Money Market Fund*..........................      4/29/85               -4.67%             2.92%              3.31%
AIT Select Aggressive Growth Fund*..............      8/21/92              -28.56%            -1.12%              7.88%
AIT Select Capital Appreciation Fund*...........      4/28/95               -9.70%             9.07%             13.52%
AIT Select Emerging Markets Fund*...............      2/20/98              -16.90%              N/A             -10.06%
AIT Select Growth Fund*.........................      8/21/92              -31.36%             5.35%              8.34%
AIT Select Growth and Income Fund*..............      8/21/92              -19.44%             3.35%              7.79%
AIT Select International Equity Fund*...........       5/2/94              -28.40%             0.21%              4.59%
AIT Select Investment Grade Income Fund*........      4/29/85               -1.33%             4.44%              5.49%
AIT Select Strategic Growth Fund*...............      2/20/98              -35.34%              N/A             -18.65%
AIT Select Strategic Income Fund*...............       7/3/00               -2.18%              N/A               1.79%
AIT Select Value Opportunity Fund*..............      4/30/93                2.91%            10.45%             11.93%
AIM V.I. Aggressive Growth Fund*................       5/1/98              -32.41%              N/A              -0.70%
AIM V.I. Blue Chip Fund.........................     12/29/99              -29.16%              N/A             -19.50%
AIM V.I. Premier Equity Fund....................       5/5/93              -20.06%             7.37%             11.73%
AIM V.I. Basic Value Fund*......................      9/10/01                 N/A               N/A              -6.15%
AIM V.I. Capital Development Fund*..............       5/1/98              -15.94%              N/A               1.36%
AllianceBernstein Small Cap Value Portfolio*....       5/1/01                 N/A               N/A               1.98%
AllianceBernstein Value Portfolio...............       5/1/01                 N/A               N/A              -8.13%
Alliance Growth and Income Portfolio*...........      1/14/91               -8.44%            12.12%             12.98%
Alliance Premier Growth Portfolio*..............      6/26/92              -24.49%            10.03%             13.75%
Delaware VIP Growth Opportunities Series........      7/12/91              -23.14%             8.90%              9.04%
Delaware VIP International Value Equity
 Series.........................................     10/29/92              -20.36%             1.08%              4.81%
Eaton Vance VT Floating-Rate Income Fund........       5/1/01                 N/A               N/A              -6.91%
Fidelity VIP Equity-Income Portfolio............      10/9/86              -13.29%             6.84%             11.88%
Fidelity VIP Growth Portfolio...................      10/9/86              -24.98%             9.13%             11.56%
Fidelity VIP High Income Portfolio..............      9/19/85              -19.39%            -6.00%              3.66%
Fidelity VIP Overseas Portfolio.................      1/28/87              -28.02%             0.23%              4.28%
Fidelity VIP II Asset Manager Portfolio.........       9/6/89              -12.32%             4.88%              7.64%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio*.....................................       1/3/95              -19.92%             7.86%             13.63%
Fidelity VIP III Growth Opportunities
 Portfolio......................................       1/3/95              -21.94%             1.12%              7.48%
Fidelity VIP III Mid Cap Portfolio*.............     12/28/98              -11.71%              N/A              21.26%
Fidelity VIP III Value Strategies Portfolio*....          N/A                 N/A               N/A                N/A
FT VIP Franklin Growth and Income Securities
 Fund*..........................................      1/24/89              -26.28%            -5.01%              1.24%
FT VIP Franklin Large Cap Growth Securities
 Fund*..........................................       5/1/96              -19.05%             9.35%             10.39%
FT VIP Franklin Small Cap Fund*.................      11/1/95              -22.51%             8.01%             11.33%
FT VIP Mutual Shares Securities Fund*...........      11/8/96               -2.36%             7.55%              7.70%
FT VIP Templeton Foreign Securities Fund*.......       5/1/92              -23.37%             1.94%              7.70%
INVESCO Health Sciences Fund....................      5/22/97              -20.06%              N/A              12.41%
Janus Aspen Growth Portfolio*...................      9/13/93              -31.35%             5.58%              9.32%
Janus Aspen Growth and Income Portfolio*........       5/1/98              -20.99%              N/A               9.55%
MFS -Registered Trademark- Mid Cap Growth
 Series*........................................       5/1/00              -24.60%              N/A             -17.62%
MFS -Registered Trademark- New Discovery
 Series*........................................       5/1/98              -13.16%              N/A              11.38%
MFS -Registered Trademark- Total Return
 Series*........................................       1/3/95               -8.31%             7.99%             11.24%
MFS -Registered Trademark- Utilities Series*....       1/3/95              -30.68%             8.22%             12.82%
Oppenheimer Capital Appreciation Fund/VA*.......       4/3/85              -20.05%            11.90%             13.54%
Oppenheimer Global Securities Fund/VA*..........     11/12/90              -19.56%            13.12%             12.25%
Oppenheimer High Income Fund/VA*................      4/30/86               -6.75%             0.46%              7.14%
Oppenheimer Main Street Growth & Income
 Fund/VA*.......................................       7/5/95              -17.83%             4.33%             10.94%

                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
                                                  INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
                                                  --------------   ---------------   ---------------   -----------------
Oppenheimer Multiple Strategies Fund/VA*........       2/9/87               -6.52%             6.41%              8.60%
Pioneer Emerging Markets VCT Portfolio*.........     10/30/98              -15.29%              N/A               0.82%
Pioneer Real Estate Shares VCT Portfolio*.......       3/1/95               -1.67%             3.02%              9.27%
Scudder Technology Growth Portfolio.............       5/3/99              -38.19%              N/A              -5.96%
SVS Dreman Financial Services Portfolio.........       5/4/98              -13.01%              N/A               0.17%
T. Rowe Price International Stock Portfolio.....      3/31/94              -28.97%            -2.10%              1.84%

(1)Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEES)

                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
                                                  INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
                                                  --------------   ---------------   ---------------   -----------------
AIT Core Equity Fund*...........................      4/29/85              -18.08%             6.20%              8.67%
AIT Equity Index Fund*..........................      9/28/90              -13.29%             8.78%             10.86%
AIT Government Bond Fund*.......................      8/26/91                6.07%             4.94%              4.64%
AIT Money Market Fund*..........................      4/29/85                2.77%             3.85%              3.36%
AIT Select Aggressive Growth Fund*..............      8/21/92              -22.77%             0.02%              8.04%
AIT Select Capital Appreciation Fund*...........      4/28/95               -2.56%             9.89%             13.84%
AIT Select Emerging Markets Fund*...............      2/20/98              -10.44%              N/A              -8.75%
AIT Select Growth Fund*.........................      8/21/92              -25.80%             6.29%              8.47%
AIT Select Growth and Income Fund*..............      8/21/92              -13.03%             4.34%              7.91%
AIT Select International Equity Fund*...........       5/2/94              -22.66%             1.30%              4.92%
AIT Select Investment Grade Income Fund*........      4/29/85                6.38%             5.32%              5.54%
AIT Select Strategic Growth Fund*...............      2/20/98              -30.32%              N/A             -17.47%
AIT Select Strategic Income Fund*...............       7/3/00                5.41%              N/A               7.01%
AIT Select Value Opportunity Fund*..............      4/30/93               11.05%            11.26%             12.10%
AIM V.I. Aggressive Growth Fund*................       5/1/98              -27.14%              N/A               0.83%
AIM V.I. Blue Chip Fund.........................     12/29/99              -23.67%              N/A             -16.85%
AIM V.I. Premier Equity Fund....................       5/5/93              -13.83%             8.11%             11.78%
AIM V.I. Basic Value Fund*......................      9/10/01                 N/A               N/A               1.14%
AIM V.I. Capital Development Fund*..............       5/1/98               -9.41%              N/A               3.41%
AllianceBernstein Small Cap Value Portfolio*....       5/1/01                 N/A               N/A               9.90%
AllianceBernstein Value Portfolio*..............       5/1/01                 N/A               N/A              -1.00%
Alliance Growth and Income Portfolio*...........      1/14/91               -1.30%            12.75%             12.98%
Alliance Premier Growth Portfolio*..............      6/26/92              -18.60%            10.71%             13.75%
Delaware VIP Growth Opportunities Series*.......      7/12/91              -17.16%             9.60%              9.05%
Delaware VIP International Value Equity
 Series.........................................     10/29/92              -14.10%             2.10%              5.08%
Eaton Vance VT Floating-Rate Income Fund........       5/1/01                 N/A               N/A               0.31%
Fidelity VIP Equity-Income Portfolio............      10/9/86               -6.34%             7.82%             12.07%
Fidelity VIP Growth Portfolio...................      10/9/86              -18.85%            10.05%             11.77%
Fidelity VIP High Income Portfolio..............      9/19/85              -13.01%            -4.97%              3.77%
Fidelity VIP Overseas Portfolio.................      1/28/87              -22.31%             1.25%              4.37%
Fidelity VIP II Asset Manager Portfolio.........       9/6/89               -5.48%             5.73%              7.68%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio*.....................................       1/3/95              -13.71%             8.59%             13.83%
Fidelity VIP III Growth Opportunities
 Portfolio......................................       1/3/95              -15.88%             2.06%              7.76%
Fidelity VIP III Mid Cap Portfolio*.............     12/28/98               -4.85%              N/A              22.82%
Fidelity VIP III Value Strategies Portfolio*....          N/A                 N/A               N/A                N/A
FT VIP Franklin Growth and Income Securities
 Fund*..........................................      1/24/89              -20.56%            -4.13%              1.24%
FT VIP Franklin Large Cap Growth Securities
 Fund*..........................................       5/1/96              -12.77%            10.05%             10.94%
FT VIP Franklin Small Cap Fund*.................      11/1/95              -16.48%             8.74%             11.61%
FT VIP Mutual Shares Securities Fund*...........      11/8/96                5.22%             8.29%              8.41%
FT VIP Templeton Foreign Securities Fund*.......       5/1/92              -17.42%             2.85%              7.71%
INVESCO Health Sciences Fund....................      5/22/97              -13.85%              N/A              13.11%
Janus Aspen Growth Portfolio*...................      9/13/93              -25.99%             6.38%              9.39%
Janus Aspen Growth and Income Portfolio*........       5/1/98              -14.83%              N/A              10.82%
MFS -Registered Trademark- Mid Cap Growth
 Series*........................................       5/1/00              -18.75%              N/A             -13.84%
MFS -Registered Trademark- New Discovery
 Series*........................................       5/1/98               -6.41%              N/A              12.79%
MFS -Registered Trademark- Total Return
 Series*........................................       1/3/95               -1.19%             8.72%             11.54%
MFS -Registered Trademark- Utilities Series*....       1/3/95              -25.30%             8.94%             13.10%
Oppenheimer Capital Appreciation Fund/VA*.......       4/3/85              -13.84%            12.53%             13.54%
Oppenheimer Global Securities Fund/VA*..........     11/12/90              -13.32%            13.73%             12.26%
Oppenheimer High Income Fund/VA*................      4/30/86                0.49%             1.39%              7.14%
Oppenheimer Main Street Growth & Income
 Fund/VA*.......................................       7/5/95              -11.45%             5.16%             11.29%

                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEES)

                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
                                                  INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
                                                  --------------   ---------------   ---------------   -----------------
Oppenheimer Multiple Strategies Fund/VA*........       2/9/87                0.73%             7.18%              8.60%
Pioneer Emerging Markets VCT Portfolio*.........     10/30/98               -8.71%              N/A               2.61%
Pioneer Real Estate Shares VCT Portfolio*.......       3/1/95                5.96%             3.89%              9.53%
Scudder Technology Growth Portfolio.............       5/3/99              -33.37%              N/A              -3.62%
SVS Dreman Financial Services Portfolio.........       5/4/98               -6.24%              N/A               1.72%
T. Rowe Price International Stock Portfolio.....      3/31/94              -23.34%            -1.09%              2.16%

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                   APPENDIX C
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..............     3.124      3.503      2.748      2.336      1.894      1.599      1.221
  End of Period....................     2.559      3.124      3.503      2.748      2.336      1.894      1.599
Number of Units Outstanding at End
 of Period (in thousands)..........   146,472    166,719    167,814    164,914    156,173    135,573    116,008

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..............     3.474      3.874      3.265      2.581      1.977      1.640      1.221
  End of Period....................     3.012      3.474      3.874      3.265      2.581      1.977      1.640
Number of Units Outstanding at End
 of Period (in thousands)..........   126,463    135,764    131,644    107,625     85,344     57,428     39,534

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..............     1.573      1.451      1.469      1.384      1.311      1.285      1.152
  End of Period....................     1.668      1.573      1.451      1.469      1.384      1.311      1.285
Number of Units Outstanding at End
 of Period (in thousands)..........    59,275     42,354     51,711     48,930     35,261     30,921     31,710

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..............     1.372      1.308      1.262      1.214      1.167      1.124      1.077
  End of Period....................     1.410      1.372      1.308      1.262      1.214      1.167      1.124
Number of Units Outstanding at End
 of Period (in thousands)..........   168,048    137,255    205,622    128,730     91,676     92,354     69,311

AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............     2.553      3.433      2.513      2.305      1.970      1.686      1.292
  End of Period....................     1.972      2.553      3.433      2.513      2.305      1.970      1.686
Number of Units Outstanding at End
 of Period (in thousands)..........   119,661    138,058    123,337    125,758    106,790     89,974     70,349

AIT SELECT CAPITAL APPRECIATION
 FUND
Unit Value:
  Beginning of Period..............     2.438      2.316      1.875      1.670      1.482      1.383      1.000
  End of Period....................     2.375      2.438      2.316      1.875      1.670      1.482      1.383
Number of Units Outstanding at End
 of Period (in thousands)..........    76,419     81,632     81,133     80,048     70,932     52,927      16096

AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period..............     0.743      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.666      0.743        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    10,689      1,749        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..............    1.236      1.175      1.111
  End of Period....................    1.221      1.236      1.175
Number of Units Outstanding at End
 of Period (in thousands)..........  102,399     72,609     34,373
AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..............    1.266      1.135      1.074
  End of Period....................    1.221      1.226      1.135
Number of Units Outstanding at End
 of Period (in thousands)..........   29,176     22,466      9,535
AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..............    1.179      1.112      1.075
  End of Period....................    1.152      1.179      1.112
Number of Units Outstanding at End
 of Period (in thousands)..........   32,519     60,265     29,844
AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..............    1.051      1.035      1.013
  End of Period....................    1.077      1.051      1.035
Number of Units Outstanding at End
 of Period (in thousands)..........   37,668     30,815     30,778
AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............    1.342      1.139      1.000
  End of Period....................    1.292      1.342      1.139
Number of Units Outstanding at End
 of Period (in thousands)..........   54,288     26,158      2,019
AIT SELECT CAPITAL APPRECIATION
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX C
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..............     2.768      3.417      2.671      2.001      1.514      1.259      1.024
  End of Period....................     2.054      2.768      3.417      2.671      2.001      1.514      1.259
Number of Units Outstanding at End
 of Period (in thousands)..........   130,588    144,445    136,939    121,005     96,643     62,633     47,078

AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period..............     2.329      2.650      2.270      1.978      1.638      1.370      1.066
  End of Period....................     2.026      2.329      2.650      2.270      1.978      1.638      1.370
Number of Units Outstanding at End
 of Period (in thousands)..........   116,092    139,100    132,428    119,107    103,543     82,434     63,841

AIT SELECT INTERNATIONAL EQUTIY
 FUND
Unit Value:
  Beginning of Period..............     1.869      2.084      1.605      1.398      1.355      1.127      0.956
  End of Period....................     1.445      1.869      2.084      1.605      1.398      1.355      1.127
Number of Units Outstanding at End
 of Period (in thousands)..........   144,032    143,187    129,946    130,011    115,585     77,485     37,680

AIT SELECT INVESTMENT GRADE INCOME
 FUND
Unit Value:
  Beginning of Period..............     1.728      1.590      1.629      1.530      1.418      1.390      1.073
  End of Period....................     1.838      1.728      1.590      1.629      1.530      1.418      1.390
Number of Units Outstanding at End
 of Period (in thousands)..........   108,332     91,834    106,780    102,088     86,816     79,054     69,168

AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period..............     0.693      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.483      0.693        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     7,817      2,673        N/A        N/A        N/A        N/A        N/A

AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period..............     1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.035        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    16,327        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period..............     2.427      1.889      2.011      1.945      1.580      1.249      1.075
  End of Period....................     2.695      2.427      1.889      2.011      1.945      1.580      1.249
Number of Units Outstanding at End
 of Period (in thousands)..........    75,512     84,657    103,456     99,750     85,126     60,145     43,433

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..............    1.055      1.058      1.000
  End of Period....................    1.024      1.055      1.058
Number of Units Outstanding at End
 of Period (in thousands)..........   38,415     26,064      3,039
AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period..............    1.074      0.987      1.000
  End of Period....................    1.066      1.074      0.987
Number of Units Outstanding at End
 of Period (in thousands)..........   51,098     31,846      4,711
AIT SELECT INTERNATIONAL EQUTIY
 FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.956        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   12,530        N/A        N/A
AIT SELECT INVESTMENT GRADE INCOME
 FUND
Unit Value:
  Beginning of Period..............    1.250      1.145      1.073
  End of Period....................    1.196      1.250      1.145
Number of Units Outstanding at End
 of Period (in thousands)..........   57,454     48,488     15,428
AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period..............    1.167      1.000        N/A
  End of Period....................    1.075      1.167        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   33,049      9,902        N/A

                                   APPENDIX C
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............     0.910      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.663      0.910        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    73,596     34,003        N/A        N/A        N/A        N/A        N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..............     1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.859        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     2,783        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..............     0.883      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.761      0.883        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    54,115     35,152        N/A        N/A        N/A        N/A        N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT GROWTH
 FUND
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN SMALL CAP VALUE
 PORTFOLIO
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. CAPITAL DEVELOPMENT GROWTH
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN SMALL CAP VALUE
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX C
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
ALLIANCE GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.053      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.039      1.053        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   107,903     26,264        N/A        N/A        N/A        N/A        N/A

ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............     0.807      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.657      0.807        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    89,664     41,877        N/A        N/A        N/A        N/A        N/A

DELAWARE VIP GROWTH OPPORTUNITIES
 SERIES
Unit Value:
  Beginning of Period..............     0.862      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.714      0.862        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    26,111     20,348        N/A        N/A        N/A        N/A        N/A

DELAWARE VIP INTERNATIONAL VALUE
 EQUITY SERIES
Unit Value:
  Beginning of Period..............     1.962      1.000      1.736      1.596      1.519      1.284      1.143
  End of Period....................     1.685      1.962      1.980      1.736      1.596      1.519      1.284
Number of Units Outstanding at End
 of Period (in thousands)..........    45,358     57,144     63,396     68,279     62,134     44,416     34,692

EATON VANCE VT FLOATING RATE-INCOME
 FUND
Unit Value:
  Beginning of Period..............     1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.003        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     5,031        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............     3.479      1.000      3.107      2.824      2.236      1.185      1.490
  End of Period....................     3.259      3.479      3.256      3.107      2.824      2.236      1.185
Number of Units Outstanding at End
 of Period (in thousands)..........   155,830    160,638    188,374    187,989    180,001    167,000    139,145

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............     4.261      1.000      3.586      2.608      2.143      1.895      1.419
  End of Period....................     3.458      4.261      4.857      3.586      2.608      2.143      1.895
Number of Units Outstanding at End
 of Period (in thousands)..........   145,454    165,188    160,262    149,009    148,211    142,450    116,485

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
ALLIANCE GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP GROWTH OPPORTUNITIES
 SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP INTERNATIONAL VALUE
 EQUITY SERIES
Unit Value:
  Beginning of Period..............    1.129      1.000        N/A
  End of Period....................    1.143      1.129        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   26,924      6,681        N/A
EATON VANCE VT FLOATING RATE-INCOME
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.412      1.211      1.051
  End of Period....................    1.490      1.412      1.211
Number of Units Outstanding at End
 of Period (in thousands)..........  104,356     61,264     17,855
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    1.440      1.224      1.135
  End of Period....................    1.419      1.440      1.224
Number of Units Outstanding at End
 of Period (in thousands)..........   90,717     49,136     18,253

                                   APPENDIX C
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............     1.745      1.000      2.142      2.272      1.958      1.743      1.465
  End of Period....................     1.518      1.745      2.284      2.142      2.272      1.958      1.743
Number of Units Outstanding at End
 of Period (in thousands)..........    75,143     89,452     97,498     97,829     76,343     53,956     38,042

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..............     2.033      1.000      1.814      1.632      1.484      1.330      1.230
  End of Period....................     1.579      2.033      2.550      1.814      1.632      1.484      1.330
Number of Units Outstanding at End
 of Period (in thousands)..........    63,236     72,650     58,821     59,052     56,689     63,050     65,256

FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.779      1.000      1.717      1.514      1.273      1.127      0.977
  End of Period....................     1.682      1.779      1.879      1.717      1.514      1.273      1.127
Number of Units Outstanding at End
 of Period (in thousands)..........    56,014     69,447     78,861     69,704      55551      42415      33444

FIDELITY VIP II
 CONTRAFUND-REGISTERED TRADEMARK-
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.946        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     6,027        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III GROWTH
 OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period..............     0.884      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.744      0.884        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     8,713      4,701        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III VALUE STRATEGIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............    1.510      1.270      1.047
  End of Period....................    1.465      1.510      1.270
Number of Units Outstanding at End
 of Period (in thousands)..........   27,041     13,583      3,625
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..............    1.226      0.906      1.030
  End of Period....................    1.230      1.226      0.906
Number of Units Outstanding at End
 of Period (in thousands)..........   59,774     25,395      6,728
FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.977        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    20720        N/A        N/A
FIDELITY VIP II
 CONTRAFUND-REGISTERED TRADEMARK-
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP III GROWTH
 OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP III VALUE STRATEGIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX C
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
FT VIP FRANKLIN GROWTH AND INCOME
 SECURITIES FUND
Unit Value:
  Beginning of Period..............     1.192      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.947      1.192        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     5,654      1,498        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..............     0.854      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.713      0.854        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    59,750     39,455        N/A        N/A        N/A        N/A        N/A

FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value: Beginning of Period....       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES
 FUND
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..............     1.113      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.959      1.113        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    30,205     17,623        N/A        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............     0.855      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.767      0.855        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    67,633     45,951        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
FT VIP FRANKLIN GROWTH AND INCOME
 SECURITIES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value: Beginning of Period....      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP TEMPLETON FOREIGN SECURITIES
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX C
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
JANUS ASPEN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............     0.900      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.633      0.900        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   110,027     40,227        N/A        N/A        N/A        N/A        N/A

MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS UTILITIES SERIES
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
JANUS ASPEN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS UTILITIES SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX C
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MAIN STREET GROWTH &
 INCOME FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MULTIPLE STRATEGIES
 FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

PIONEER EMERGING MARKETS VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............     0.758      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.692      0.758        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     8,741      6,325        N/A        N/A        N/A        N/A        N/A

PIONEER REAL ESTATE SHARES VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.007      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.067      1.007        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     6,162      1,505        N/A        N/A        N/A        N/A        N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............     0.726      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.484      0.726        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    61,599     39,623        N/A        N/A        N/A        N/A        N/A

SVS DREMAN FINANCIAL SERVICES
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.216      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.141      1.216        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    12,847      8,123        N/A        N/A        N/A        N/A        N/A

T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.485      1.000      1.396      1.222      1.203      1.064      1.000
  End of Period....................     1.138      1.485      1.834      1.396      1.222      1.203      1.064
Number of Units Outstanding at End
 of Period (in thousands)..........   115,669     77,533     68,032     68,367     59,832     35,915     10,882

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER MAIN STREET GROWTH &
 INCOME FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER MULTIPLE STRATEGIES
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
PIONEER EMERGING MARKETS VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
PIONEER REAL ESTATE SHARES VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
SVS DREMAN FINANCIAL SERVICES
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K
                               EXEC ANNUITY PLUS

SUB-ACCOUNTS                                  2001       2000       1999       1998       1997       1996       1995       1994
------------                                --------   --------   --------   --------   --------   --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period.....................    2.655      2.977      2.336      1.986      1.610      1.359      1.037      1.000
  End of Period...........................    2.175      2.655      2.977      2.336      1.986      1.610      1.359      1.037
Number of Units Outstanding at End of
 Period (in thousands)....................   10,745     11,654     10,700      9,224      7,404      4,652      2,436        947

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period.....................    2.943      3.282      2.766      2.187      1.675      1.390      1.035      1.000
  End of Period...........................    2.552      2.943      3.282      2.766      2.187      1.675      1.390      1.035
Number of Units Outstanding at End of
 Period (in thousands)....................   11,959     12,588     11,440      8,479      5,712       2417        947        189

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period.....................    1.363      1.257      1.273      1.199      1.136      1.113      0.998      1.000
  End of Period...........................    1.446      1.363      1.257      1.273      1.199      1.136      1.113      0.998
Number of Units Outstanding at End of
 Period (in thousands)....................    5,459      3,312      4,118      2,605      1,694      1,629      1,098        363

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period.....................    1.299      1.239      1.195      1.149      1.105      1.064      1.020      1.000
  End of Period...........................    1.335      1.299      1.239      1.195      1.149      1.105      1.064      1.020
Number of Units Outstanding at End of
 Period (in thousands)....................   16,153     11,842     10,044      8,683      8,628      7,379      4,194      1,837

AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.....................    2.021      2.718      1.989      1.825      1.560      1.335      1.023      1.000
  End of Period...........................    1.561      2.021      2.718      1.989      1.825      1.560      1.335      1.023
Number of Units Outstanding at End of
 Period (in thousands)....................   12,126     13,313     11,108     10,282      7,947      5,681      2,907      1,211

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period.....................    2.438      2.316      1.875      1.670      1.482      1.115      1.000        N/A
  End of Period...........................    2.375      2.438      2.316      1.875      1.670      1.482      1.115        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    6,280      7,028      6,678      5,947      5,197      3,849      1,069        N/A

AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period.....................    0.743      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period...........................    0.666      0.743        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................      487        524        N/A        N/A        N/A        N/A        N/A        N/A

                                   APPENDIX D
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K
                               EXEC ANNUITY PLUS

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period.......................................    2.856      3.525      2.756      2.064      1.562      1.229
  End of Period.............................................    2.119      2.856      3.525      2.756      2.064      1.562
Number of Units Outstanding at End of Period (in
 thousands).................................................   11,268     12,442     11,455      8,389      5,589      2,645

AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period.......................................    2.250      2.559      2.193      1.911      1.582      1.324
  End of Period.............................................    1.956      2.250      2.559      2.193      1.911      1.582
Number of Units Outstanding at End of Period (in
 thousands).................................................    9,148     10,295      8,958      7,519      6,124      3,759

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period.......................................    1.869      2.084      1.605      1.398      1.355      1.128
  End of Period.............................................    1.446      1.869      2.084      1.605      1.398      1.355
Number of Units Outstanding at End of Period (in
 thousands).................................................   11,030     11,747     10,841      9,713      8,076      5,068

AIT SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period.......................................    1.431      1.316      1.348      1.267      1.174      1.151
  End of Period.............................................    1.522      1.431      1.316      1.348      1.267      1.174
Number of Units Outstanding at End of Period (in
 thousands).................................................    6,463      5,053      5,686      5,160      3,889      2,854

AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period.......................................    0.693      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.483      0.693        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      416        352        N/A        N/A        N/A        N/A

AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period.......................................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................    1.035        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      205        N/A        N/A        N/A        N/A        N/A

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period.......................................    2.201      1.712      1.823      1.764      1.433      1.131
  End of Period.............................................    2.444      2.201      1.712      1.823      1.764      1.433
Number of Units Outstanding at End of Period (in
 thousands).................................................    8,159      7,745      8,309      7,243      5,466      3,037

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.......................................    0.910      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.663      0.910        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    3,832      2,495        N/A        N/A        N/A        N/A

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period.......................................    1.057      1.000
  End of Period.............................................    1.229      1.057
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,278        406
AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period.......................................    1.030      1.000
  End of Period.............................................    1.324      1.030
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,173        832
AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period.......................................    0.956      1.000
  End of Period.............................................    1.128      0.956
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,093        446
AIT SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period.......................................    0.990      1.000
  End of Period.............................................    1.151      0.990
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,677      1,677
AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period.......................................    0.975      1.000
  End of Period.............................................    1.131      0.975
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,614        795
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A

                                   APPENDIX D
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K
                               EXEC ANNUITY PLUS

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period.......................................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................    0.859        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................       91        N/A        N/A        N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period.......................................    0.883      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.761      0.883        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,914      3,008        N/A        N/A        N/A        N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCE GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.053      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    1.039      1.053        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    7,873      1,999        N/A        N/A        N/A        N/A

ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.807      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.657      0.807        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    5,325      3,419        N/A        N/A        N/A        N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
ALLIANCE GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A

                                   APPENDIX D
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K
                               EXEC ANNUITY PLUS

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period.......................................    0.862      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.714      0.862        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,578      1,126        N/A        N/A        N/A        N/A

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Unit Value:
  Beginning of Period.......................................    1.704      1.720      1.508      1.387      1.319      1.115
  End of Period.............................................    1.464      1.704      1.720      1.508      1.387      1.319
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,207      4,193      4,560      4,148      3,266      2,023

EATON VANCE VT FLOATING RATE-INCOME FUND
Unit Value:
  Beginning of Period.......................................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................    1.003        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      560        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    2.506      2.345      2.238      2.034      1.610      1.430
  End of Period.............................................    2.347      2.506      2.345      2.238      2.034      1.610
Number of Units Outstanding at End of Period (in
 thousands).................................................   15,468     16,147     17,836     16,111     12,959      9,957

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    3.222      3.673      2.712      1.972      1.620      1.433
  End of Period.............................................    2.615      3.222      3.673      2.712      1.972      1.620
Number of Units Outstanding at End of Period (in
 thousands).................................................   16,960     18,614     16,528     13,035     11,575      9,342

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.185      1.551      1.455      1.543      1.330      1.184
  End of Period.............................................    1.031      1.185      1.551      1.455      1.543      1.330
Number of Units Outstanding at End of Period (in
 thousands).................................................   10,895     11,813     15,020     14,203      9,794      5,635

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.616      2.028      1.443      1.298      1.180      1.058
  End of Period.............................................    1.256      1.616      2.028      1.443      1.298      1.180
Number of Units Outstanding at End of Period (in
 thousands).................................................    5,677      6,095      4,796      4,358      3,601      3,114

FIDELITY VIP II ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.795      1.896      1.732      1.527      1.284      1.137
  End of Period.............................................    1.697      1.795      1.896      1.732      1.527      1.284
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,396      4,729      4,614      3,514      3,125      2,735

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Unit Value:
  Beginning of Period.......................................    0.993      1.000
  End of Period.............................................    1.115      0.993
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,304        667
EATON VANCE VT FLOATING RATE-INCOME FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.073      1.000
  End of Period.............................................    1.430      1.073
Number of Units Outstanding at End of Period (in
 thousands).................................................    5,738      2,214
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.073      1.000
  End of Period.............................................    1.433      1.073
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,952      1,944
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.995      1.000
  End of Period.............................................    1.184      0.995
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,530        985
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.978      1.000
  End of Period.............................................    1.058      0.978
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,804      1,697
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.985      1.000
  End of Period.............................................    1.137      0.985
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,025      1,240

                                   APPENDIX D
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K
                               EXEC ANNUITY PLUS

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................    0.946        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      159        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.884      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.744      0.884        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      470        335        N/A        N/A        N/A        N/A

FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III VALUE STRATEGIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN GROWTH AND INCOME SEURITIES FUND
Unit Value:
  Beginning of Period.......................................    1.192      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.947      1.192        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,191        466        N/A        N/A        N/A        N/A

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period.......................................    0.854      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.713      0.854        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    3,469      1,703        N/A        N/A        N/A        N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FIDELITY VIP III VALUE STRATEGIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FT VIP FRANKLIN GROWTH AND INCOME SEURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A

                                   APPENDIX D
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K
                               EXEC ANNUITY PLUS

FT VIP TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period.......................................    1.113      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.959      1.113        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,406      2,421        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.855      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.633      0.855        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,723      2,991        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.900      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.767      0.900        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,789      3,175        N/A        N/A        N/A        N/A

MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

MFS UTILITIES SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
MFS UTILITIES SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A

                                   APPENDIX D
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K
                               EXEC ANNUITY PLUS

OPPENHEIMER CAPITAL APPRECIATION FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.758      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.692      0.758        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,807        793        N/A        N/A        N/A        N/A

PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.007      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    1.067      1.007        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      968        253        N/A        N/A        N/A        N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.726      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.484      0.726        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,047      2,629        N/A        N/A        N/A        N/A

OPPENHEIMER CAPITAL APPRECIATION FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A

                                   APPENDIX D
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K
                               EXEC ANNUITY PLUS

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.216      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    1.141      1.216        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,961      1,502        N/A        N/A        N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.485      1.834      1.396      1.222      1.203      1.064
  End of Period.............................................    1.138      1.485      1.834      1.396      1.222      1.203
Number of Units Outstanding at End of Period (in
 thousands).................................................    6,336      6,720      5,937      5,670      4,536      2,506

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000        N/A
  End of Period.............................................    1.064        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      542        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Allmerica Advantage variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) or by First Allmerica Financial Life Insurance Company in Hawaii and New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information dated May 1, 2002 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc. at 1-800-533-7881. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http:// www.sec.gov).

The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of the following funds:

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)      DELAWARE GROUP PREMIUM FUND
AIT Core Equity Fund                             Delaware VIP International Value Equity Series
AIT Equity Index Fund
AIT Government Bond Fund                         EATON VANCE VARIABLE TRUST
AIT Money Market Fund                            Eaton Vance VT Floating-Rate Income Fund
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund             FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Select Emerging Markets Fund                 Fidelity VIP Equity-Income Portfolio
AIT Select Growth Fund                           Fidelity VIP Growth Portfolio
AIT Select Growth and Income Fund                Fidelity VIP High Income Portfolio
AIT Select International Equity Fund             Fidelity VIP Overseas Portfolio
AIT Select Investment Grade Income Fund
AIT Select Strategic Growth Fund                 FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Strategic Income Fund                 Fidelity VIP II Asset Manager Portfolio
AIT Select Value Opportunity Fund                FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)   (SERVICE CLASS 2)
AIM V.I. Aggressive Growth Fund                  Fidelity VIP II Contrafund-Registered Trademark-
AIM V.I. Blue Chip Fund                          Portfolio
AIM V.I. Premier Equity Fund                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)  (SERVICE CLASS 2)
AIM V.I. Basic Value Fund                        Fidelity VIP III Growth Opportunities Portfolio
AIM V.I. Capital Development Fund                Fidelity VIP III Mid Cap Portfolio
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.     Fidelity VIP III Value Strategies Portfolio
(CLASS B)                                        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AllianceBernstein Small Cap Value Portfolio      (CLASS 2)
AllianceBernstein Value Portfolio                FT VIP Franklin Growth and Income Securities Fund
Alliance Growth and Income Portfolio             FT VIP Franklin Large Cap Growth Securities Fund
Alliance Premier Growth Portfolio                FT VIP Franklin Small Cap Fund
                                                 FT VIP Mutual Shares Securities Fund
DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)      FT VIP Templeton Foreign Securities Fund
Delaware VIP Growth Opportunities Series         INVESCO VARIABLE INVESTMENT FUNDS, INC.
                                                 INVESCO VIF Health Sciences Fund
                                                            (CONTINUING TO THE NEXT PAGE)

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               DATED MAY 1, 2002

(CONT.)

JANUS ASPEN SERIES (SERVICE SHARES)              PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Janus Aspen Growth Portfolio                     Pioneer Emerging Markets VCT Portfolio
Janus Aspen Growth and Income Portfolio          Pioneer Real Estate Shares VCT Portfolio
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE     SCUDDER VARIABLE SERIES II
TRUST-SM- (SERVICE CLASS)                        Scudder Technology Growth Portfolio
MFS-Registered Trademark- Mid Cap Growth Series  SVS Dreman Financial Services Portfolio
MFS-Registered Trademark- New Discovery Series
MFS-Registered Trademark- Total Return Series    T. ROWE PRICE INTERNATIONAL SERIES, INC.
MFS-Registered Trademark- Utilities Series       T. Rowe Price International Stock Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
SHARES)
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA

The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. The Company also offers a variable annuity contract with no surrender charge. The other contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact the Company directly to find out more about these annuity contracts.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         5
SUMMARY OF FEES AND EXPENSES................................         7
SUMMARY OF CONTRACT FEATURES................................        21
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        27
INVESTMENT OBJECTIVES AND POLICIES..........................        30
PERFORMANCE INFORMATION.....................................        34
DESCRIPTION OF THE CONTRACT.................................        36
  PAYMENTS..................................................        36
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............        37
  RIGHT TO CANCEL ALL OTHER CONTRACTS.......................        37
  TELEPHONE TRANSACTIONS PRIVILEGE..........................        37
  TRANSFER PRIVILEGE........................................        38
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        38
  SURRENDER.................................................        39
  WITHDRAWALS...............................................        39
        Systematic Withdrawals..............................        40
        Life Expectancy Distributions.......................        40
  DEATH BENEFIT.............................................        41
        Death of the Annuitant Prior to the Annuity Date....        41
        Death of an Owner Who is Not Also the Annuitant
        Prior to the Annuity Date...........................        42
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        42
        Death of the Annuitant On or After the Annuity
        Date................................................        42
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        42
  OPTIONAL ENHANCED EARNINGS RIDER..........................        42
  ASSIGNMENT................................................        45
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.........        45
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............        46
  ANNUITY BENEFIT PAYMENTS..................................        47
        Determination of the First Variable Annuity Benefit
        Payment.............................................        47
        The Annuity Unit....................................        48
        Determination of the Number of Annuity Units........        48
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        48
  NORRIS DECISION...........................................        48
  COMPUTATION OF VALUES.....................................        49
        The Accumulation Unit...............................        49
        Net Investment Factor...............................        49
CHARGES AND DEDUCTIONS......................................        50
  VARIABLE ACCOUNT DEDUCTIONS...............................        50
        Mortality and Expense Risk Charge...................        50
        Administrative Expense Charge.......................        50
        Other Charges.......................................        50
  CONTRACT FEE..............................................        51
  OPTIONAL RIDER CHARGES....................................        51
  PREMIUM TAXES.............................................        51
  SURRENDER CHARGE..........................................        52
        Charges for Surrender and Withdrawal................        52
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        53
        Withdrawal Without Surrender Charge.................        54
        Surrenders..........................................        54
        Charge at the Time Annuity Benefit Payments Begin...        55

  TRANSFER CHARGE...........................................        55
GUARANTEE PERIOD ACCOUNTS...................................        55
FEDERAL TAX CONSIDERATIONS..................................        57
  GENERAL...................................................        57
        The Company.........................................        57
        Diversification Requirements........................        58
        Investor Control....................................        58
  QUALIFIED AND NON-QUALIFIED CONTRACTS.....................        58
  TAXATION OF THE CONTRACTS IN GENERAL......................        58
        Withdrawals Prior to Annuitization..................        59
        Annuity Payouts After Annuitization.................        59
        Penalty on Distribution.............................        59
        Assignments or Transfers............................        59
        Nonnatural Owners...................................        60
        Deferred Compensation Plans of State and Local
        Government and Tax-Exempt Organizations.............        60
  TAX WITHHOLDING...........................................        60
  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS.........        60
        Self-Employed Pension and Profit Sharing Plans......        61
        Individual Retirement Annuities.....................        61
        Status of Death Benefits in IRAs....................        61
        Tax-Sheltered Annuities.............................        61
        Texas Optional Retirement Program...................        62
STATEMENTS AND REPORTS......................................        62
LOANS (QUALIFIED CONTRACTS ONLY)............................        62
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        62
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        63
VOTING RIGHTS...............................................        64
DISTRIBUTION................................................        64
LEGAL MATTERS...............................................        65
FURTHER INFORMATION.........................................        65
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- PERFORMANCE TABLES (ALLMERICA FINANCIAL LIFE
 INSURANCE AND ANNUITY COMPANY).............................       B-1
APPENDIX C -- PERFORMANCE TABLES (FIRST ALLMERICA FINANCIAL
 LIFE INSURANCE COMPANY)....................................       C-1
APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       D-1
APPENDIX E -- THE DEATH BENEFIT.............................       E-1
APPENDIX F -- CONDENSED FINANCIAL INFORMATION...............       F-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         4
SERVICES....................................................         4
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
EXCHANGE OFFER..............................................         7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
 (M-GAP) RIDER..............................................        11
PERFORMANCE INFORMATION.....................................        13
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

UNDERLYING FUND (FUNDS): an investment portfolio of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AIM"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding series of Delaware VIP Trust ("Delaware VIP"), a corresponding fund of Eaton Vance Variable Trust ("EVVT"), a corresponding portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding series of MFS Variable Insurance Trust (the "MFS Trust"), a corresponding fund of Oppenheimer Variable Account Funds ("Oppenheimer"), a corresponding portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), a corresponding portfolio of Scudder Variable Series II ("SVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the Allmerica Advantage Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "PREMIUM TAXES" in CHARGES AND DEDUCTIONS.

                                                                COMPLETE YEARS
                                                                     FROM
                                                                DATE OF PAYMENT    CHARGE
(1) CONTRACT CHARGES:                                           ---------------    ------
SURRENDER CHARGE:*                                                Less than 2      8.0%
  During the accumulation phase, this charge may be assessed      Less than 3      7.0%
  upon surrender, withdrawal or at annuitization under any        Less than 4      6.0%
  commutable period certain option or a noncommutable fixed       Less than 5      5.0%
  period certain option of less than ten years. The charge        Less than 6      4.0%
  is a percentage of payments withdrawn (in excess of any         Less than 7      3.0%
  amount that is free of surrender charge) within the             Less than 8      2.0%
  indicated time period.                                          Less than 9      1.0%
                                                                  Thereafter        0%

*From time to time the Company may allow a reduction of the surrender charge, the period during which the charges apply, or both, and/or credit additional amounts on Contracts when (1) Contracts are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" in the CHARGES AND DEDUCTIONS section.

TRANSFER CHARGE:                                                                    None
  The Company currently does not charge for processing
  transfers and guarantees that the first 12 transfers
  in a Contract year will not be subject to a transfer
  charge. For each subsequent transfer, the Company
  reserves the right to assess a charge, guaranteed
  never to exceed $25, to reimburse the Company for the
  costs of processing the transfer.

ANNUAL CONTRACT FEE:                                                                 $30
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is
  less than $50,000. The fee is waived for Contracts
  issued to and maintained by the trustee of a 401(k)
  plan.

OPTIONAL RIDER CHARGE:
  Under the Riders, 1/12th of the annual charge is
  deducted pro-rata on a monthly basis at the end of
  each month and, if applicable, at termination of the
  rider. The charge for these riders on an annual basis
  as a percentage of the Accumulated Value is:
    Enhanced Earnings Rider:                                                        0.25%

  If you elected one of the following riders prior to
  their discontinuance on 1/31/02, the charge is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP)
      Rider with a ten-year waiting period:                                         0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP)
      Rider with a fifteen-year waiting period:                                     0.15%

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

(2) ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
----------------------------------------

(on an annual basis as percentage of average daily net assets)

Mortality and Expense Risk Charge:                                                1.25%
Administrative Expense Charge:                                                    0.20%
                                                                                  -----
Total Annual Expenses:                                                            1.45%

(3) ANNUAL UNDERLYING FUND EXPENSES:

Total expenses of the Underlying Funds are not fixed or specified under the terms of the Policy and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2001, as adjusted for any material changes. THE UNDERLYING FUND INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.

                                          MANAGEMENT
                                              FEE          FEES     OTHER EXPENSES         TOTAL FUND
                                          (AFTER ANY      UNDER       (AFTER ANY            EXPENSES
                                           VOLUNTARY      12B-1        WAIVERS/        (AFTER ANY WAIVERS/
UNDERLYING FUND                            WAIVERS)       PLANS*    REIMBURSEMENTS)      REIMBURSEMENTS)
---------------                          -------------   --------   ---------------   ---------------------
AIT Core Equity Fund (Service
 Shares)...............................      0.55%        0.15%          0.06%        0.76%(1)(2)
AIT Equity Index Fund (Service
 Shares)...............................      0.28%        0.15%          0.06%        0.49%(1)(2)
AIT Government Bond Fund (Service
 Shares)...............................      0.50%        0.15%          0.08%        0.73%(1)
AIT Money Market Fund (Service
 Shares)...............................      0.31%        0.15%          0.05%        0.51%(1)
AIT Select Aggressive Growth Fund
 (Service Shares)......................      0.83%        0.15%          0.07%        1.05%(1)(2)
AIT Select Capital Appreciation Fund
 (Service Shares)......................      0.88%        0.15%          0.06%        1.09%(1)(2)
AIT Select Emerging Markets Fund
 (Service Shares)......................      1.35%        0.15%          0.34%        1.84%(1)(2)
AIT Select Growth Fund (Service
 Shares)...............................      0.79%        0.15%          0.06%        1.00%(1)(2)
AIT Select Growth and Income Fund
 (Service Shares)......................      0.68%        0.15%          0.05%        0.88%(1)(2)
AIT Select International Equity Fund
 (Service Shares)......................      0.89%        0.15%          0.12%        1.16%(1)(2)
AIT Select Investment Grade Income Fund
 (Service Shares)......................      0.41%        0.15%          0.06%        0.62%(1)
AIT Select Strategic Growth Fund
 (Service Shares)......................      0.85%        0.15%          0.29%        1.29%(1)
AIT Select Strategic Income Fund
 (Service Shares)......................      0.58%        0.15%          0.39%        1.12%(1)
AIT Select Value Opportunity Fund
 (Service Shares)......................      0.87%        0.15%          0.05%        1.07%(1)(2)
AIM V.I. Aggressive Growth Fund
 (Series I Shares).....................      0.80%        0.00%          0.41%        1.21%(3)
AIM V.I. Blue Chip Fund (Series I
 Shares)...............................      0.75%        0.00%          0.51%        1.26%(3)
AIM V.I. Premier Equity Fund (Series I
 Shares)...............................      0.60%        0.00%          0.25%        0.85%(3)
AIM V.I. Basic Value Fund (Series II
 Shares)...............................      0.73%        0.15%          0.57%        1.45%(3)(4)
AIM V.I. Capital Development Fund
 (Series II Shares)....................      0.75%        0.25%          0.41%        1.41%(3)
AllianceBernstein Small Cap Value
 Portfolio (Class B)...................      0.25%        0.25%          0.95%        1.45%(5)

                                          MANAGEMENT
                                              FEE          FEES     OTHER EXPENSES         TOTAL FUND
                                          (AFTER ANY      UNDER       (AFTER ANY            EXPENSES
                                           VOLUNTARY      12B-1        WAIVERS/        (AFTER ANY WAIVERS/
UNDERLYING FUND                            WAIVERS)       PLANS*    REIMBURSEMENTS)      REIMBURSEMENTS)
---------------                          -------------   --------   ---------------   ---------------------
AllianceBernstein Value Portfolio
 (Class B).............................      0.25%        0.25%          0.95%        1.45%(5)
Alliance Growth and Income Portfolio
 (Class B).............................      0.63%        0.25%          0.04%        0.92%
Alliance Premier Growth Portfolio
 (Class B).............................      1.00%        0.25%          0.04%        1.29%
Delaware VIP Growth Opportunities
 Series (Service Class)................      0.75%        0.15%          0.12%        1.02%(6)
Delaware VIP International Value Equity
 Series................................      0.84%        0.00%          0.16%        1.00%(7)
Eaton Vance VT Floating-Rate Income
 Fund..................................      0.58%        0.25%          0.50%        1.33%(8)
Fidelity VIP Equity-Income Portfolio...      0.48%        0.00%          0.10%        0.58%(9)
Fidelity VIP Growth Portfolio..........      0.58%        0.00%          0.10%        0.68%(9)
Fidelity VIP High Income Portfolio.....      0.58%        0.00%          0.13%        0.71%(9)
Fidelity VIP Overseas Portfolio........      0.73%        0.00%          0.19%        0.92%(9)
Fidelity VIP II Asset Manager
 Portfolio.............................      0.53%        0.00%          0.11%        0.64%(9)
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio (Service
 Class 2)..............................      0.58%        0.25%          0.11%        0.94%(10)
Fidelity VIP III Growth Opportunities
 Portfolio (Service Class 2)...........      0.58%        0.25%          0.12%        0.95%(10)
Fidelity VIP III Mid Cap Portfolio
 (Service Class 2).....................      0.58%        0.25%          0.11%        0.94%(10)
Fidelity VIP III Value Strategies
 Portfolio (Service Class 2)...........      0.58%        0.25%          0.26%        1.09%(11)
FT VIP Franklin Growth and Income
 Securities Fund.......................      0.48%        0.25%          0.03%        0.76%(12)(13)
FT VIP Franklin Large Cap Growth
 Securities Fund (Class 2).............      0.75%        0.25%          0.03%        1.03%(12)(13)
FT VIP Franklin Small Cap Fund
 (Class 2).............................      0.53%        0.25%          0.31%        1.09%(12)(14)
FT VIP Mutual Shares Securities Fund
 (Class 2).............................      0.60%        0.25%          0.19%        1.04%(12)
FT VIP Templeton Foreign Securities
 Fund (Class 2)........................      0.69%        0.25%          0.22%        1.16%(12)(14)
INVESCO VIF Health Sciences Fund.......      0.75%        0.00%          0.31%        1.06%(15)
Janus Aspen Growth Portfolio (Service
 Shares)...............................      0.65%        0.25%          0.01%        0.91%(16)
Janus Aspen Growth and Income Portfolio
 (Service Shares)......................      0.65%        0.25%          0.05%        0.95%(16)
MFS-Registered Trademark- Mid Cap
 Growth Series (Service Class).........      0.75%        0.25%          0.15%        1.15%(17)(18)
MFS-Registered Trademark- New Discovery
 Series (Service Class)................      0.90%        0.25%          0.16%        1.31%(17)(18)
MFS-Registered Trademark- Total Return
 Series (Service Class)................      0.75%        0.25%          0.14%        1.14%(17)
MFS-Registered Trademark- Utilities
 Series (Service Class)................      0.75%        0.25%          0.18%        1.18%(17)
Oppenheimer Capital Appreciation
 Fund/VA(Service Shares)...............      0.64%        0.25%          0.02%        0.91%(19)
Oppenheimer Global Securities Fund/VA
 (Service Shares)......................      0.64%        0.25%          0.06%        0.95%(19)
Oppenheimer High Income Fund/VA
 (Service Shares)......................      0.74%        0.25%          0.07%        1.06%(19)
Oppenheimer Main Street Growth & Income
 Fund/VA (Service Shares)..............      0.68%        0.25%          0.05%        0.98%(19)
Oppenheimer Multiple Strategies
 Fund/VA(Service Shares)...............      0.72%        0.25%          0.04%        1.01%(19)(20)
Pioneer Emerging Markets VCT Portfolio
 (Class II)............................      0.09%        0.25%          1.56%        1.90%(21)

                                          MANAGEMENT
                                              FEE          FEES     OTHER EXPENSES         TOTAL FUND
                                          (AFTER ANY      UNDER       (AFTER ANY            EXPENSES
                                           VOLUNTARY      12B-1        WAIVERS/        (AFTER ANY WAIVERS/
UNDERLYING FUND                            WAIVERS)       PLANS*    REIMBURSEMENTS)      REIMBURSEMENTS)
---------------                          -------------   --------   ---------------   ---------------------
Pioneer Real Estate Shares VCT
 Portfolio (Class II)..................      0.80%        0.25%          0.47%        1.52%
Scudder Technology Growth Portfolio....      0.74%        0.00%          0.07%        0.81%(22)
SVS Dreman Financial Services
 Portfolio.............................      0.75%        0.00%          0.11%        0.86%(22)
T. Rowe Price International Stock
 Portfolio.............................      1.05%        0.00%          0.00%        1.05%(23)

*These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive service fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Contract owners. Currently the Company receives services fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.

(1)Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act ("12b-1 Plan") that permits the Funds to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of a Fund's average daily net assets. The 12b-1 Plan has been implemented at an initial rate of 0.15 percent of average daily net assets.

Through December 31, 2002, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund,1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund, and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund, and AIT Government Bond Fund, and 0.60% for AIT Equity Index Fund and AIT Money Market Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2001.

In addition, through December 31, 2002, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

Through December 31, 2002, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at any time.

(2)These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. These amounts have not been treated as reductions of expenses. Including these reductions, Total Annual Fund Operating Expenses were 0.73% for AIT Core Equity Fund, 0.47% for AIT Equity Index Fund, 1.02% for AIT Select Aggressive Growth Fund, 1.08% for AIT Select Capital Appreciation Fund, 1.74% for AIT Select Emerging Markets Fund, 0.93% for AIT Select Growth Fund, 0.87% for AIT Select Growth and Income Fund, 1.14% for AIT Select International Equity Fund, and 1.02% for AIT Select Value Opportunity Fund.

(3)Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4)The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Annual Fund Operating Expenses to 1.45%.

Total Annual Fund Operating Expenses before waivers and reimbursements for AIM V.I. Basic Value Fund Series II was 1.55%.

(5)As of May 1, 2002, the investment advisor of AllianceBernstein Small Cap Value Portfolio and AllianceBernstein Value Portfolio agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit Total Operating Expenses on an annual basis to 1.45% of the average daily net assets. Absent any waiver or reimbursement the Total Operating Expenses would have been 3.17% for AllianceBernstein Small Cap Value Portfolio and 2.47% for AllianceBernstein Value Portfolio.

(6)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware Management Company ("DMC"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.90%.

(7)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware International Advisers Ltd., ("DIAL") has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.00%. Without such arrangement, the total operating expenses for the fiscal year 2001were 1.01% for Delaware VIP International Value Equity Series.

(8)As adjusted for material changes.

(9)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were: 0.57% for Fidelity VIP Equity-Income Portfolio, 0.65% for Fidelity VIP Growth Portfolio, 0.87% for Fidelity VIP Overseas Portfolio, 0.63% for Fidelity VIP II Asset Manager Portfolio, and 0.70% for Fidelity VIP High Income Portfolio.

(10)Actual annual service class 2 operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were:
0.90% for Fidelity VIP II Contrafund-Registered Trademark- Portfolio, 0.88% for Fidelity VIP III Mid Cap Portfolio, and 0.93% Fidelity VIP III Growth Opportunities Portfolio.

(11)The portfolio commenced operations on February 20, 2002. Management Fee and Other Expenses are estimated.

Effective February 20, 2002, Fidelity Management & Research Company ("FMR") has voluntarily agreed to reimburse the Service Class 2 to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

(12)The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(13)The Fund administration fee is paid indirectly through the management fee.

(14)For FT VIP Franklin Small Cap Fund and FT VIP Templeton Foreign Securities Fund, the managers had agreed in advance to make estimated reductions of 0.08% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investments in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Including these reductions, the Total Annual Fund Operating Expenses are estimated to be 1.01% and 1.15%, respectively.

(15)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(16)Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(17)Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (These fees are referred to as distribution fees).

MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series, and MFS-Registered Trademark- Utilities Series have an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expense of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower for these series and would equal: 1.15% for MFS-Registered Trademark- Mid Cap Growth Series, 1.30% for MFS-Registered Trademark- New Discovery Series, 1.13% for MFS-Registered Trademark- Total Return Series, and 1.17% for MFS-Registered Trademark- Utilities Series.

(18)MFS has contractually agreed, subject to reimbursement, to bear the MFS-Registered Trademark- Mid Cap Growth Series and MFS-Registered Trademark-New Discovery Series expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Absent this reimbursement "Total Expenses" would have been higher and would equal: 1.34% for MFS-Registered Trademark- New Discovery Series and 1.20% for MFS-Registered Trademark- Mid Cap Growth Series.

(19)Effective May 1, 2002, 12b-1 fees are 0.25%.

(20)The Fund is expected to launch on or about May 1, 2002. Expenses are estimated.

(21)Fees and expenses reflect waivers/reimbursements currently applicable to the portfolio. Pioneer Investment Management, Inc. ("Pioneer") has agreed voluntarily through December 31, 2002 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio to 1.75% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. For the fiscal year ended December 31, 2001, assuming no voluntary limitations, "Total Expenses" attributable to Class II shares as a percentage of average daily net assets were 4.12% for the Pioneer Emerging

Markets VCT Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to the portfolio. This limitation/waiver may be terminated with notice.

(22)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dreman Financial Services (0.99%) and Scudder Technology Growth (0.95%).

(23)Management Fees include ordinary, recurring operating expenses.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and further assumes that the Underlying Fund expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5 and 10-year intervals. As required by rules of the Securities and Exchange Commission (the "SEC"), the Contract fee is reflected in the examples by a method intended to show the "average" impact of the Contract fee on an investment in the Variable Account. The total Contract fees collected under the Contracts by the Company are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.05% and the amount of the Contract fee is assumed to be $0.50 in the examples. The Contract fee is deducted only when the accumulated value is less than $50,000. Lower costs apply to Contracts issued and maintained as part of a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no
Rider:

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 97       $139       $171       $260
AIT Equity Index Fund......................................    $ 94       $131       $157       $232
AIT Government Bond Fund...................................    $ 97       $138       $169       $256
AIT Money Market Fund......................................    $ 95       $132       $158       $234
AIT Select Aggressive Growth Fund..........................    $100       $147       $186       $289
AIT Select Capital Appreciation Fund.......................    $100       $148       $188       $292
AIT Select Emerging Markets Fund...........................    $107       $169       $223       $363
AIT Select Growth Fund.....................................    $ 99       $146       $183       $284
AIT Select Growth and Income Fund..........................    $ 98       $142       $177       $272
AIT Select International Equity Fund.......................    $101       $150       $191       $299
AIT Select Investment Grade Income Fund....................    $ 96       $135       $164       $245
AIT Select Strategic Growth Fund...........................    $102       $154       $197       $312
AIT Select Strategic Income Fund...........................    $100       $149       $189       $295
AIT Select Value Opportunity Fund..........................    $100       $148       $187       $290
AIM V.I. Aggressive Growth Fund............................    $101       $152       $193       $304
AIM V.I. Blue Chip Fund....................................    $102       $153       $196       $309
AIM V.I. Premier Equity Fund...............................    $ 98       $141       $176       $269
AIM V.I. Basic Value Fund..................................    $103       $158       $205       $327

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIM V.I. Capital Development Fund..........................    $103       $157       $203       $323
AllianceBernstein Small Value Portfolio....................    $103       $158       $205       $327
AllianceBernstein Value Portfolio..........................    $103       $158       $205       $327
Alliance Growth and Income Portfolio.......................    $ 98       $143       $179       $276
Alliance Premier Growth Portfolio..........................    $102       $154       $197       $312
Delaware VIP Growth Opportunities Series...................    $ 99       $146       $184       $286
Delaware VIP International Value Equity Series.............    $ 99       $146       $183       $284
Eaton Vance VT Floating-Rate Income Fund...................    $102       $155       $199       $316
Fidelity VIP Equity-Income Portfolio.......................    $ 95       $134       $162       $241
Fidelity VIP Growth Portfolio..............................    $ 96       $137       $167       $251
Fidelity VIP High Income Portfolio.........................    $ 96       $138       $168       $254
Fidelity VIP Overseas Portfolio............................    $ 98       $143       $179       $276
Fidelity VIP II Asset Manager Portfolio....................    $ 96       $136       $165       $247
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $ 99       $144       $180       $278
Fidelity VIP III Growth Opportunities Portfolio............    $ 99       $144       $181       $279
Fidelity VIP III Mid Cap Portfolio.........................    $ 99       $144       $180       $278
Fidelity VIP III Value Strategies Portfolio................    $100       $148       $188       $292
FT VIP Franklin Growth and Income Securities Fund..........    $ 97       $139       $171       $260
FT VIP Franklin Large Cap Growth Securities Fund...........    $ 99       $147       $185       $287
FT VIP Franklin Small Cap Fund.............................    $100       $148       $188       $292
FT VIP Mutual Shares Securities Fund.......................    $ 99       $147       $185       $288
FT VIP Templeton Foreign Securities Fund...................    $101       $150       $191       $299
INVESCO VIF Health Sciences Fund...........................    $100       $147       $186       $290
Janus Aspen Growth Portfolio...............................    $ 98       $143       $179       $275
Janus Aspen Growth and Income Portfolio....................    $ 99       $144       $181       $279
MFS-Registered Trademark- Mid Cap Growth Series............    $101       $150       $191       $298
MFS-Registered Trademark- New Discovery Series.............    $102       $154       $198       $314
MFS-Registered Trademark- Total Return Series..............    $100       $150       $190       $297
MFS-Registered Trademark- Utilities Series.................    $101       $151       $192       $301
Oppenheimer Capital Appreciation Fund/VA...................    $ 98       $143       $179       $275
Oppenheimer Global Securities Fund/VA......................    $ 99       $144       $181       $279
Oppenheimer High Income Fund/VA............................    $100       $147       $186       $290
Oppenheimer Main Street Growth & Income Fund/VA............    $ 99       $145       $182       $282
Oppenheimer Multiple Strategies Fund/VA....................    $ 99       $146       $184       $285
Pioneer Emerging Markets VCT Portfolio.....................    $107       $171       $226       $368
Pioneer Real Estate Shares VCT Portfolio...................    $104       $160       $208       $334
Scudder Technology Growth Portfolio........................    $ 97       $140       $174       $265
SVS Dreman Financial Services Portfolio....................    $ 98       $142       $176       $270
T. Rowe Price International Stock Portfolio................    $100       $147       $186       $289

(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election at issue of the Enhanced Earnings Rider (charge of 0.25% annually):

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 99       $146       $184       $285
AIT Equity Index Fund......................................    $ 97       $138       $170       $257
AIT Government Bond Fund...................................    $ 99       $145       $182       $282
AIT Money Market Fund......................................    $ 97       $139       $171       $260
AIT Select Aggressive Growth Fund..........................    $102       $154       $198       $313
AIT Select Capital Appreciation Fund.......................    $102       $155       $200       $317

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Select Emerging Markets Fund...........................    $109       $176       $234       $385
AIT Select Growth Fund.....................................    $101       $153       $195       $308
AIT Select Growth and Income Fund..........................    $100       $149       $190       $296
AIT Select International Equity Fund.......................    $103       $157       $203       $323
AIT Select Investment Grade Income Fund....................    $ 98       $142       $177       $271
AIT Select Strategic Growth Fund...........................    $104       $161       $209       $336
AIT Select Strategic Income Fund...........................    $103       $156       $201       $319
AIT Select Value Opportunity Fund..........................    $102       $155       $199       $315
AIM V.I. Aggressive Growth Fund............................    $103       $158       $206       $328
AIM V.I. Blue Chip Fund....................................    $104       $160       $208       $333
AIM V.I. Premier Equity Fund...............................    $100       $148       $188       $293
AIM V.I. Basic Value Fund..................................    $106       $165       $217       $350
AIM V.I. Capital Development Fund..........................    $105       $164       $215       $347
AllianceBernstein Small Value Portfolio....................    $106       $165       $217       $350
AllianceBernstein Value Portfolio..........................    $106       $165       $217       $350
Alliance Growth and Income Portfolio.......................    $101       $150       $191       $300
Alliance Premier Growth Portfolio..........................    $104       $161       $209       $336
Delaware VIP Growth Opportunities Series...................    $102       $153       $196       $310
Delaware VIP International Value Equity Series.............    $101       $153       $195       $308
Eaton Vance VT Floating-Rate Income Fund...................    $104       $162       $211       $339
Fidelity VIP Equity-Income Portfolio.......................    $ 98       $141       $175       $267
Fidelity VIP Growth Portfolio..............................    $ 98       $144       $180       $277
Fidelity VIP High Income Portfolio.........................    $ 99       $145       $181       $280
Fidelity VIP Overseas Portfolio............................    $101       $150       $191       $300
Fidelity VIP II Asset Manager Portfolio....................    $ 98       $143       $178       $273
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $101       $151       $192       $302
Fidelity VIP III Growth Opportunities Portfolio............    $101       $151       $193       $303
Fidelity VIP III Mid Cap Portfolio.........................    $101       $151       $192       $302
Fidelity VIP III Value Strategies Portfolio................    $102       $155       $200       $317
FT VIP Franklin Growth and Income Securities Fund..........    $ 99       $146       $184       $285
FT VIP Franklin Large Cap Growth Securities Fund...........    $102       $154       $197       $311
FT VIP Franklin Small Cap Fund.............................    $102       $155       $200       $317
FT VIP Mutual Shares Securities Fund.......................    $102       $154       $197       $312
FT VIP Templeton Foreign Securities Fund...................    $103       $157       $203       $323
INVESCO VIF Health Sciences Fund...........................    $102       $154       $198       $314
Janus Aspen Growth Portfolio...............................    $101       $150       $191       $299
Janus Aspen Growth and Income Portfolio....................    $101       $151       $193       $303
MFS-Registered Trademark- Mid Cap Growth Series............    $103       $157       $203       $322
MFS-Registered Trademark- New Discovery Series.............    $104       $161       $210       $337
MFS-Registered Trademark- Total Return Series..............    $103       $157       $202       $321
MFS-Registered Trademark- Utilities Series.................    $103       $158       $204       $325
Oppenheimer Capital Appreciation Fund/VA...................    $101       $150       $191       $299
Oppenheimer Global Securities Fund/VA......................    $101       $151       $193       $303
Oppenheimer High Income Fund/VA............................    $102       $154       $198       $314
Oppenheimer Main Street Growth & Income Fund/VA............    $101       $152       $194       $306
Oppenheimer Multiple Strategies Fund/VA....................    $102       $153       $196       $309
Pioneer Emerging Markets VCT Portfolio.....................    $110       $177       $237       $391
Pioneer Real Estate Shares VCT Portfolio...................    $106       $167       $220       $357
Scudder Technology Growth Portfolio........................    $100       $147       $186       $290
SVS Dreman Financial Services Portfolio....................    $100       $149       $189       $294
T. Rowe Price International Stock Portfolio................    $102       $154       $198       $313

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or any noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no
Rider:

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $23        $ 71       $121       $260
AIT Equity Index Fund......................................    $20        $ 62       $107       $232
AIT Government Bond Fund...................................    $23        $ 70       $119       $256
AIT Money Market Fund......................................    $20        $ 63       $108       $234
AIT Select Aggressive Growth Fund..........................    $26        $ 79       $136       $289
AIT Select Capital Appreciation Fund.......................    $26        $ 81       $138       $292
AIT Select Emerging Markets Fund...........................    $34        $103       $174       $363
AIT Select Growth Fund.....................................    $25        $ 78       $133       $284
AIT Select Growth and Income Fund..........................    $24        $ 74       $127       $272
AIT Select International Equity Fund.......................    $27        $ 83       $141       $299
AIT Select Investment Grade Income Fund....................    $22        $ 66       $114       $245
AIT Select Strategic Growth Fund...........................    $28        $ 87       $147       $312
AIT Select Strategic Income Fund...........................    $27        $ 81       $139       $295
AIT Select Value Opportunity Fund..........................    $26        $ 80       $137       $290
AIM V.I. Aggressive Growth Fund............................    $27        $ 84       $143       $304
AIM V.I. Blue Chip Fund....................................    $28        $ 86       $146       $309
AIM V.I. Premier Equity Fund...............................    $24        $ 73       $126       $269
AIM V.I. Basic Value Fund..................................    $30        $ 91       $155       $327
AIM V.I. Capital Development Fund..........................    $29        $ 90       $153       $323
AllianceBernstein Small Value Portfolio....................    $30        $ 91       $155       $327
AllianceBernstein Value Portfolio..........................    $30        $ 91       $155       $327
Alliance Growth and Income Portfolio.......................    $25        $ 75       $129       $276
Alliance Premier Growth Portfolio..........................    $28        $ 87       $147       $312
Delaware VIP Growth Opportunities Series...................    $26        $ 78       $134       $286
Delaware VIP International Value Equity Series.............    $25        $ 78       $133       $284
Eaton Vance VT Floating-Rate Income Fund...................    $29        $ 88       $149       $316
Fidelity VIP Equity-Income Portfolio.......................    $21        $ 65       $112       $241
Fidelity VIP Growth Portfolio..............................    $22        $ 68       $117       $251
Fidelity VIP High Income Portfolio.........................    $22        $ 69       $118       $254
Fidelity VIP Overseas Portfolio............................    $25        $ 75       $129       $276
Fidelity VIP II Asset Manager Portfolio....................    $22        $ 67       $115       $247
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $25        $ 76       $130       $278
Fidelity VIP III Growth Opportunities Portfolio............    $25        $ 76       $131       $279
Fidelity VIP III Mid Cap Portfolio.........................    $25        $ 76       $130       $278
Fidelity VIP III Value Strategies Portfolio................    $26        $ 81       $138       $292
FT VIP Franklin Growth and Income Securities Fund..........    $23        $ 71       $121       $260
FT VIP Franklin Large Cap Growth Securities Fund...........    $26        $ 79       $135       $287
FT VIP Franklin Small Cap Fund.............................    $26        $ 81       $138       $292
FT VIP Mutual Shares Securities Fund.......................    $26        $ 79       $135       $288
FT VIP Templeton Foreign Securities Fund...................    $27        $ 83       $141       $299
INVESCO VIF Health Sciences Fund...........................    $26        $ 80       $136       $290
Janus Aspen Growth Portfolio...............................    $24        $ 75       $129       $275
Janus Aspen Growth and Income Portfolio....................    $25        $ 76       $131       $279
MFS-Registered Trademark- Mid Cap Growth Series............    $27        $ 82       $141       $298
MFS-Registered Trademark- New Discovery Series.............    $28        $ 87       $148       $314
MFS-Registered Trademark- Total Return Series..............    $27        $ 82       $140       $297
MFS-Registered Trademark- Utilities Series.................    $27        $ 83       $142       $301

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
Oppenheimer Capital Appreciation Fund/VA...................    $24        $ 75       $129       $275
Oppenheimer Global Securities Fund/VA......................    $25        $ 76       $131       $279
Oppenheimer High Income Fund/VA............................    $26        $ 80       $136       $290
Oppenheimer Main Street Growth & Income Fund/VA............    $25        $ 77       $132       $282
Oppenheimer Multiple Strategies Fund/VA....................    $25        $ 78       $134       $285
Pioneer Emerging Markets VCT Portfolio.....................    $34        $104       $177       $368
Pioneer Real Estate Shares VCT Portfolio...................    $30        $ 93       $159       $334
Scudder Technology Growth Portfolio........................    $23        $ 72       $124       $265
SVS Dreman Financial Services Portfolio....................    $24        $ 74       $126       $270
T. Rowe Price International Stock Portfolio................    $26        $ 79       $136       $289

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or any noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election at issue of the Enhanced Earnings Rider (charge of 0.25% annually):

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $25        $ 78       $134       $285
AIT Equity Index Fund......................................    $23        $ 70       $120       $257
AIT Government Bond Fund...................................    $25        $ 77       $132       $282
AIT Money Market Fund......................................    $23        $ 71       $121       $260
AIT Select Aggressive Growth Fund..........................    $28        $ 87       $148       $313
AIT Select Capital Appreciation Fund.......................    $29        $ 88       $150       $317
AIT Select Emerging Markets Fund...........................    $36        $110       $186       $385
AIT Select Growth Fund.....................................    $28        $ 85       $145       $308
AIT Select Growth and Income Fund..........................    $27        $ 82       $140       $296
AIT Select International Equity Fund.......................    $29        $ 90       $153       $323
AIT Select Investment Grade Income Fund....................    $24        $ 74       $127       $271
AIT Select Strategic Growth Fund...........................    $31        $ 94       $160       $336
AIT Select Strategic Income Fund...........................    $29        $ 89       $151       $319
AIT Select Value Opportunity Fund..........................    $29        $ 87       $149       $315
AIM V.I. Aggressive Growth Fund............................    $30        $ 92       $156       $328
AIM V.I. Blue Chip Fund....................................    $30        $ 93       $158       $333
AIM V.I. Premier Equity Fund...............................    $26        $ 81       $138       $293
AIM V.I. Basic Value Fund..................................    $32        $ 99       $167       $350
AIM V.I. Capital Development Fund..........................    $32        $ 97       $165       $347
AllianceBernstein Small Value Portfolio....................    $32        $ 99       $167       $350
AllianceBernstein Value Portfolio..........................    $32        $ 99       $167       $350
Alliance Growth and Income Portfolio.......................    $27        $ 83       $141       $300
Alliance Premier Growth Portfolio..........................    $31        $ 94       $160       $336
Delaware VIP Growth Opportunities Series...................    $28        $ 86       $146       $310
Delaware VIP International Value Equity Series.............    $28        $ 85       $145       $308
Eaton Vance VT Floating-Rate Income Fund...................    $31        $ 95       $162       $339
Fidelity VIP Equity-Income Portfolio.......................    $24        $ 73       $125       $267
Fidelity VIP Growth Portfolio..............................    $25        $ 76       $130       $277
Fidelity VIP High Income Portfolio.........................    $25        $ 77       $131       $280
Fidelity VIP Overseas Portfolio............................    $27        $ 83       $141       $300
Fidelity VIP II Asset Manager Portfolio....................    $24        $ 75       $128       $273
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $27        $ 84       $142       $302
Fidelity VIP III Growth Opportunities Portfolio............    $27        $ 84       $143       $303
Fidelity VIP III Mid Cap Portfolio.........................    $27        $ 84       $142       $302
Fidelity VIP III Value Strategies Portfolio................    $29        $ 88       $150       $317

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
FT VIP Franklin Growth and Income Securities Fund..........    $25        $ 78       $134       $285
FT VIP Franklin Large Cap Growth Securities Fund...........    $28        $ 86       $147       $311
FT VIP Franklin Small Cap Fund.............................    $29        $ 88       $150       $317
FT VIP Mutual Shares Securities Fund.......................    $28        $ 87       $147       $312
FT VIP Templeton Foreign Securities Fund...................    $29        $ 90       $153       $323
INVESCO VIF Health Sciences Fund...........................    $28        $ 87       $148       $314
Janus Aspen Growth Portfolio...............................    $27        $ 83       $141       $299
Janus Aspen Growth and Income Portfolio....................    $27        $ 84       $143       $303
MFS-Registered Trademark- Mid Cap Growth Series............    $29        $ 90       $153       $322
MFS-Registered Trademark- New Discovery Series.............    $31        $ 95       $161       $337
MFS-Registered Trademark- Total Return Series..............    $29        $ 89       $152       $321
MFS-Registered Trademark- Utilities Series.................    $30        $ 91       $154       $325
Oppenheimer Capital Appreciation Fund/VA...................    $27        $ 83       $141       $299
Oppenheimer Global Securities Fund/VA......................    $27        $ 84       $143       $303
Oppenheimer High Income Fund/VA............................    $28        $ 87       $148       $314
Oppenheimer Main Street Growth & Income Fund/VA............    $28        $ 85       $144       $306
Oppenheimer Multiple Strategies Fund/VA....................    $28        $ 86       $146       $309
Pioneer Emerging Markets VCT Portfolio.....................    $37        $112       $189       $391
Pioneer Real Estate Shares VCT Portfolio...................    $33        $101       $171       $357
Scudder Technology Growth Portfolio........................    $26        $ 80       $136       $290
SVS Dreman Financial Services Portfolio....................    $26        $ 81       $139       $294
T. Rowe Price International Stock Portfolio................    $28        $ 87       $148       $313

If you purchased your Contract prior to January 31, 2002 and elected a M-GAP Rider, the following examples may apply to you:

(3)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.25% annually):


WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 99       $146       $184       $285
AIT Equity Index Fund......................................    $ 97       $138       $170       $257
AIT Government Bond Fund...................................    $ 99       $145       $182       $282
AIT Money Market Fund......................................    $ 97       $139       $171       $260
AIT Select Aggressive Growth Fund..........................    $102       $154       $198       $313
AIT Select Capital Appreciation Fund.......................    $102       $155       $200       $317
AIT Select Emerging Markets Fund...........................    $109       $176       $234       $385
AIT Select Growth Fund.....................................    $101       $153       $195       $308
AIT Select Growth and Income Fund..........................    $100       $149       $190       $296
AIT Select International Equity Fund.......................    $103       $157       $203       $323
AIT Select Investment Grade Income Fund....................    $ 98       $142       $177       $271
AIT Select Strategic Growth Fund...........................    $104       $161       $209       $336
AIT Select Strategic Income Fund...........................    $103       $156       $201       $319
AIT Select Value Opportunity Fund..........................    $102       $155       $199       $315
AIM V.I. Aggressive Growth Fund............................    $103       $158       $206       $328
AIM V.I. Blue Chip Fund....................................    $104       $160       $208       $333
AIM V.I. Premier Equity Fund...............................    $100       $148       $188       $293
AIM V.I. Basic Value Fund..................................    $106       $165       $217       $350
AIM V.I. Capital Development Fund..........................    $105       $164       $215       $347
AllianceBernstein Small Value Portfolio....................    $106       $165       $217       $350

WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
AllianceBernstein Value Portfolio..........................    $106       $165       $217       $350
Alliance Growth and Income Portfolio.......................    $101       $150       $191       $300
Alliance Premier Growth Portfolio..........................    $104       $161       $209       $336
Delaware VIP Growth Opportunities Series...................    $102       $153       $196       $310
Delaware VIP International Value Equity Series.............    $101       $153       $195       $308
Eaton Vance VT Floating-Rate Income Fund...................    $104       $162       $211       $339
Fidelity VIP Equity-Income Portfolio.......................    $ 98       $141       $175       $267
Fidelity VIP Growth Portfolio..............................    $ 98       $144       $180       $277
Fidelity VIP High Income Portfolio.........................    $ 99       $145       $181       $280
Fidelity VIP Overseas Portfolio............................    $101       $150       $191       $300
Fidelity VIP II Asset Manager Portfolio....................    $ 98       $143       $178       $273
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $101       $151       $192       $302
Fidelity VIP III Growth Opportunities Portfolio............    $101       $151       $193       $303
Fidelity VIP III Mid Cap Portfolio.........................    $101       $151       $192       $302
Fidelity VIP III Value Strategies Portfolio................    $102       $155       $200       $317
FT VIP Franklin Growth and Income Securities Fund..........    $ 99       $146       $184       $285
FT VIP Franklin Large Cap Growth Securities Fund...........    $102       $154       $197       $311
FT VIP Franklin Small Cap Fund.............................    $102       $155       $200       $317
FT VIP Mutual Shares Securities Fund.......................    $102       $154       $197       $312
FT VIP Templeton Foreign Securities Fund...................    $103       $157       $203       $323
INVESCO VIF Health Sciences Fund...........................    $102       $154       $198       $314
Janus Aspen Growth Portfolio...............................    $101       $150       $191       $299
Janus Aspen Growth and Income Portfolio....................    $101       $151       $193       $303
MFS-Registered Trademark- Mid Cap Growth Series............    $103       $157       $203       $322
MFS-Registered Trademark- New Discovery Series.............    $104       $161       $210       $337
MFS-Registered Trademark- Total Return Series..............    $103       $157       $202       $321
MFS-Registered Trademark- Utilities Series.................    $103       $158       $204       $325
Oppenheimer Capital Appreciation Fund/VA...................    $101       $150       $191       $299
Oppenheimer Global Securities Fund/VA......................    $101       $151       $193       $303
Oppenheimer High Income Fund/VA............................    $102       $154       $198       $314
Oppenheimer Main Street Growth & Income Fund/VA............    $101       $152       $194       $306
Oppenheimer Multiple Strategies Fund/VA....................    $102       $153       $196       $309
Pioneer Emerging Markets VCT Portfolio.....................    $110       $177       $237       $391
Pioneer Real Estate Shares VCT Portfolio...................    $106       $167       $220       $357
Scudder Technology Growth Portfolio........................    $100       $147       $186       $290
SVS Dreman Financial Services Portfolio....................    $100       $149       $189       $294
T. Rowe Price International Stock Portfolio................    $102       $154       $198       $313

(3)(b) If, at the end of the applicable time period, you annuitize* under a life option or any noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.25% annually):

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Core Equity Fund.......................................    $25        $ 78       $134       $285
AIT Equity Index Fund......................................    $23        $ 70       $120       $257
AIT Government Bond Fund...................................    $25        $ 77       $132       $282
AIT Money Market Fund......................................    $23        $ 71       $121       $260
AIT Select Aggressive Growth Fund..........................    $28        $ 87       $148       $313
AIT Select Capital Appreciation Fund.......................    $29        $ 88       $150       $317
AIT Select Emerging Markets Fund...........................    $36        $110       $186       $385
AIT Select Growth Fund.....................................    $28        $ 85       $145       $308

WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
AIT Select Growth and Income Fund..........................    $27        $ 82       $140       $296
AIT Select International Equity Fund.......................    $29        $ 90       $153       $323
AIT Select Investment Grade Income Fund....................    $24        $ 74       $127       $271
AIT Select Strategic Growth Fund...........................    $31        $ 94       $160       $336
AIT Select Strategic Income Fund...........................    $29        $ 89       $151       $319
AIT Select Value Opportunity Fund..........................    $29        $ 87       $149       $315
AIM V.I. Aggressive Growth Fund............................    $30        $ 92       $156       $328
AIM V.I. Blue Chip Fund....................................    $30        $ 93       $158       $333
AIM V.I. Premier Equity Fund...............................    $26        $ 81       $138       $293
AIM V.I. Basic Value Fund..................................    $32        $ 99       $167       $350
AIM V.I. Capital Development Fund..........................    $32        $ 97       $165       $347
AllianceBernstein Small Value Portfolio....................    $32        $ 99       $167       $350
AllianceBernstein Value Portfolio..........................    $32        $ 99       $167       $350
Alliance Growth and Income Portfolio.......................    $27        $ 83       $141       $300
Alliance Premier Growth Portfolio..........................    $31        $ 94       $160       $336
Delaware VIP Growth Opportunities Series...................    $28        $ 86       $146       $310
Delaware VIP International Value Equity Series.............    $28        $ 85       $145       $308
Eaton Vance VT Floating-Rate Income Fund...................    $31        $ 95       $162       $339
Fidelity VIP Equity-Income Portfolio.......................    $24        $ 73       $125       $267
Fidelity VIP Growth Portfolio..............................    $25        $ 76       $130       $277
Fidelity VIP High Income Portfolio.........................    $25        $ 77       $131       $280
Fidelity VIP Overseas Portfolio............................    $27        $ 83       $141       $300
Fidelity VIP II Asset Manager Portfolio....................    $24        $ 75       $128       $273
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $27        $ 84       $142       $302
Fidelity VIP III Growth Opportunities Portfolio............    $27        $ 84       $143       $303
Fidelity VIP III Mid Cap Portfolio.........................    $27        $ 84       $142       $302
Fidelity VIP III Value Strategies Portfolio................    $29        $ 88       $150       $317
FT VIP Franklin Growth and Income Securities Fund..........    $25        $ 78       $134       $285
FT VIP Franklin Large Cap Growth Securities Fund...........    $28        $ 86       $147       $311
FT VIP Franklin Small Cap Fund.............................    $29        $ 88       $150       $317
FT VIP Mutual Shares Securities Fund.......................    $28        $ 87       $147       $312
FT VIP Templeton Foreign Securities Fund...................    $29        $ 90       $153       $323
INVESCO VIF Health Sciences Fund...........................    $28        $ 87       $148       $314
Janus Aspen Growth Portfolio...............................    $27        $ 83       $141       $299
Janus Aspen Growth and Income Portfolio....................    $27        $ 84       $143       $303
MFS-Registered Trademark- Mid Cap Growth Series............    $29        $ 90       $153       $322
MFS-Registered Trademark- New Discovery Series.............    $31        $ 95       $161       $337
MFS-Registered Trademark- Total Return Series..............    $29        $ 89       $152       $321
MFS-Registered Trademark- Utilities Series.................    $30        $ 91       $154       $325
Oppenheimer Capital Appreciation Fund/VA...................    $27        $ 83       $141       $299
Oppenheimer Global Securities Fund/VA......................    $27        $ 84       $143       $303
Oppenheimer High Income Fund/VA............................    $28        $ 87       $148       $314
Oppenheimer Main Street Growth & Income Fund/VA............    $28        $ 85       $144       $306
Oppenheimer Multiple Strategies Fund/VA....................    $28        $ 86       $146       $309
Pioneer Emerging Markets VCT Portfolio.....................    $37        $112       $189       $391
Pioneer Real Estate Shares VCT Portfolio...................    $33        $101       $171       $357
Scudder Technology Growth Portfolio........................    $26        $ 80       $136       $290
SVS Dreman Financial Services Portfolio....................    $26        $ 81       $139       $294
T. Rowe Price International Stock Portfolio................    $28        $ 87       $148       $313


* The Contract fee is not deducted after annuitization. No surrender charges are deducted at or after annuitization under any option involving a life contingency or under any noncommutable period certain option of ten years or more.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA ADVANTAGE VARIABLE ANNUITY?

The Allmerica Advantage variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - A customized investment portfolio;

    - Experienced professional investment advisers;

    - Tax deferral on earnings;

    - Guarantees that can protect your beneficiaries during the accumulation phase;

    - Income payments that you can receive for life;

    - Issue age up to your 90th birthday (as long as the Annuitant is under age 90.)

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase you may allocate your initial payment and any additional payments you choose to make among the Sub-Accounts investing in the Underlying Funds (up to seventeen Sub-Accounts, in addition to AIT Money Market Fund, may be used at any one time), the Guarantee Period Accounts and the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. The Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's lifetime;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

    - periodic payments over a specified number of years (1 to 30) -- under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an

Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5000 minimum for your initial payment ($2,000 for IRAs) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time in addition to the AIT Money Market Fund), the Guarantee Period Accounts and the Fixed Account.

VARIABLE ACCOUNT:  The fifty-seven Underlying Funds currently offered are:

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)           ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
AIT Core Equity Fund                                  (CLASS B)
AIT Equity Index Fund                                 AllianceBernstein Small Cap Value Portfolio
AIT Government Bond Fund                              AllianceBernstein Value Portfolio
AIT Money Market Fund                                 Alliance Growth and Income Portfolio
AIT Select Aggressive Growth Fund                     Alliance Premier Growth Portfolio
AIT Select Capital Appreciation Fund
AIT Select Emerging Markets Fund                      DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)
AIT Select Growth Fund                                Delaware VIP Growth Opportunities Series
AIT Select Growth and Income Fund
AIT Select International Equity Fund                  DELAWARE GROUP PREMIUM FUND
AIT Select Investment Grade Income Fund               Delaware VIP International Value Equity Series
AIT Select Strategic Growth Fund
AIT Select Strategic Income Fund                      EATON VANCE VARIABLE TRUST
AIT Select Value Opportunity Fund                     Eaton Vance VT Floating-Rate Income Fund
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)        FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIM V.I. Aggressive Growth Fund                       Fidelity VIP Equity-Income Portfolio
AIM V.I. Blue Chip Fund                               Fidelity VIP Growth Portfolio
AIM V.I. Premier Equity Fund                          Fidelity VIP High Income Portfolio
AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)       Fidelity VIP Overseas Portfolio
AIM V.I. Basic Value Fund                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIM V.I. Capital Development Fund                     Fidelity VIP II Asset Manager Portfolio
                                                      (CONTINUING TO THE NEXT PAGE)

(CONT.)                                               MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE
                                                      TRUST-SM- (SERVICE CLASS)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II          MFS-Registered Trademark- Mid Cap Growth Series
(SERVICE CLASS 2)                                     MFS-Registered Trademark- New Discovery Series
Fidelity VIP II Contrafund-Registered Trademark-      MFS-Registered Trademark- Total Return Series
Portfolio                                             MFS-Registered Trademark- Utilities Series
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III         OPPENHEIMER VARIABLE ACCOUNT FUNDS
(SERVICE CLASS 2)                                     (SERVICE SHARES)
Fidelity VIP III Growth Opportunities Portfolio       Oppenheimer Capital Appreciation Fund/VA
Fidelity VIP III Mid Cap Portfolio                    Oppenheimer Global Securities Fund/VA
Fidelity VIP III Value Strategies Portfolio           Oppenheimer High Income Fund/VA
                                                      Oppenheimer Main Street Growth & Income
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST  Fund/VA
(CLASS 2)                                             Oppenheimer Multiple Strategies Fund/VA
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund      PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
FT VIP Franklin Small Cap Fund                        Pioneer Emerging Markets VCT Portfolio
FT VIP Mutual Shares Securities Fund                  Pioneer Real Estate Shares VCT Portfolio
FT VIP Templeton Foreign Securities Fund
                                                      SCUDDER VARIABLE SERIES II
INVESCO VARIABLE INVESTMENT FUNDS, INC.               Scudder Technology Growth Portfolio
INVESCO VIF Health Sciences Fund                      SVS Dreman Financial Services Portfolio
JANUS ASPEN SERIES (SERVICE SHARES)                   T. ROWE PRICE INTERNATIONAL SERIES, INC.
Janus Aspen Growth Portfolio                          T. Rowe Price International Stock Portfolio
Janus Aspen Growth and Income Portfolio

CERTAIN UNDERLYING FUNDS MAY NOT BE AVAILABLE IN ALL STATES.

Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

THE FIXED ACCOUNT AND/OR THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New York and New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" under DESCRIPTION OF THE CONTRACT.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:

    - The Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

    - Gross payments compounded daily at the effective annual yield of 5%, starting on the date each payment was applied (5% compounding not available in Hawaii and New York), decreased proportionately to reflect withdrawals; or

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    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary paperwork, increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT.)

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or at surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 8% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and/or local premium taxes may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each. The Funds will incur certain management fees and expenses which are described in "Other Charges," "VARIABLE ACCOUNT DEDUCTIONS" under CHARGES AND DEDUCTIONS. and in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES.

If you elected the optional Enhanced Earnings Rider at issue, a separate monthly charge is deducted from the Contract's Accumulated Value, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of accumulated value among your current investments without any tax consequences.

    - You may cancel the Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS
                    AND THE UNDERLYING INVESTMENT COMPANIES

THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, Allmerica Financial had over $17.9 billion in assets and over $26.9 billion of life insurance in force. Allmerica Financial is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries had over $24.3 billion combined assets and over $38.1 billion of life insurance in force. First Allmerica is a wholly owned subsidiary of AFC.

First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNTS. Each Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on November 1, 1990. The Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.

Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("the Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Fourteen investment portfolios ("Funds") of AIT are currently available under the Contract.

Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"). Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds (" AIM"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Development Fund, and the AIM V.I. Premier Equity Fund is A I M Advisors, Inc. ("AIM Advisors"). AIM Advisors was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Four of its separate investment portfolios are currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

DELAWARE VIP TRUST. Delaware VIP Trust ("Delaware VIP"), previously a Maryland Corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the Delaware VIP Growth Opportunities Series. The investment advisor for the Delaware VIP International Value Equity Series is Delaware International Advisers Ltd. ("DIAL").

EATON VANCE VARIABLE TRUST. Eaton Vance Variable Trust is an open-end management investment company organized as a Massachusetts business trust on August 14, 2000 and registered with the SEC under the 1940 Act. Eaton Vance Management ("Eaton Vance"), 255 State Street, Boston, Massachusetts, manages Eaton Vance VT Floating-Rate Income Fund.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the
Contract: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio and Fidelity VIP Overseas Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. Two of its investment portfolios is available under the
Contract: Fidelity VIP II Asset Management Portfolio and the Fidelity VIP II Contrafund-Registered Trademark- Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the Contract: the Fidelity VIP III Growth Opportunities Portfolio, Fidelity VIP III Mid Cap Portfolio, and Fidelity VIP III Value Strategies Portfolio.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Large Cap Growth Securities Fund, FT VIP Franklin Growth and Income Portfolio and FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund. Templeton Investment Counsel, LLC is the investment adviser to the FT VIP Templeton Foreign Securities Fund.


INVESCO VARIABLE INVESTMENT FUNDS, INC. INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Two of its investment portfolios are available under the
Contract: Janus Aspen Growth Portfolio and Janus Aspen Growth and Income Portfolio.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-.
MFS-Registered Trademark- Variable Insurance Trust (the "MFS Trust") is a Massachusetts business trust organized on February 1, 1994. The investment adviser for the MFS-Registered Trademark- Mid Cap Growth Series,
MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series, and MFS-Registered Trademark- Utilities Series is Massachusetts Financial Services Company ("MFS"), America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. Oppenheimer Variable Account Funds ("Oppenheimer") was organized as a Massachusetts business trust in 1984. The investment adviser for the Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA is OppenheimerFunds, Inc. ("OppenheimerFunds"). OppenheimerFunds has operated as an investment adviser since 1959. OppenheimerFunds is located at 498 Seventh Ave, 10th Floor, New York, NY 10018.

PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS") is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Contract. Deutsche Investment Management Americas Inc. serves as the investment adviser of SVS.

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the

1940 Act. Price-International, the investment manager, was founded in 1979. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $24.4 billion (as of December 31, 2001) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the
Contract: the T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.

AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

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AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return
(capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.

AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term capital appreciation.

AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.

AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. This Fund formerly was known as the AIM V.I. Value Fund.

AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.

AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCE GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCE PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in common stocks of medium size companies and the manager typically looks for companies that have established themselves within their industry, but still have growth potential.

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. Under normal circumstances the Series will invest at least 80% of its net assets in equity securities. The Series invests primarily in issuers located outside the United States. This Fund formerly was known as DGPF International Equity Series.

EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for

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capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income while also considering growth of capital.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO -- seeks to provide capital growth by primarily investing in common stocks of domestic and foreign issuers. The Portfolio may also invest in other types of securities including bonds.

FIDELITY VIP III MID CAP PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. Normally investing primarily in common stocks, in companies that it believes are under-valued in the market place in relation to factors such as assets, earnings, sales, or growth companies (stocks of these companies are often called "value" stocks).

FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation. The secondary goal is to provide current income. Under normal market conditions, the Fund invests primarily in equity securities of companies that the Fund's manager considers to be financially strong, but undervalued by the market. This Fund formerly was known as FT VIP Franklin Natural Resources Securities Fund.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. Under normal market conditions, the Fund invests primarily in investments of large capitalization companies with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund invests primarily in emerging markets equity securities.

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INVESCO VIF HEALTH SCIENCES FUND -- seeks capital growth.

JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation.

OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies.

OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income through investment primarily in lower-grade, high-yield debt securities.

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA -- seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities.

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA -- seeks a total investment return, which includes current income and capital appreciation in the value of its shares. The Fund allocates its investments among common stocks, debt securities, and "money market" instruments.

PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests in securities of emerging market issuers for long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective. This portfolio formerly was known as the Pioneer Real Estate Growth VCT Portfolio.

SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

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If there is a material change in the investment policy of a Sub-Account or the
Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION

The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (Tables 1A and 1B) and
(2) the periods that the Underlying Funds have been in existence (Tables 2A and 2B.) Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the AIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional rider charges. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B of Appendix B and C is calculated in exactly the same manner as that in Tables 1A and 1B of Appendix B and C respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

Performance Tables for Contracts issued by Allmerica Financial Life Insurance and Annuity Company can be found in Appendix B. Performance Tables for Contracts issued by First Allmerica Financial Life Insurance Company can be found in Appendix C. For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                          DESCRIPTION OF THE CONTRACT

PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments may be made to the Contract at any time prior to the Annuity Date or prior to payment of a death benefit, subject to certain minimums:

    - Currently, the initial payment must be at least $5000 ($2,000 for IRAs). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than$1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are met. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the AIT Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

Generally, unless otherwise requested, all subsequent payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund.

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.

In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be /unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) gross payments allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of any amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

At any time prior to the Annuity Date and subject to the market timing limitations described above in "PAYMENTS," an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Account, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the AIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM in the SAI.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the AIT Money Market Fund or the Sub-Account investing in the AIT Government Bond Fund (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Underlying Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYERS," "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences, generally which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS

At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit a signed, written request for withdrawal, satisfactory to the Company, to the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee

Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Each withdrawal must be in a minimum amount of $100. Except in New York where no specific balance is required, no withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" above.


For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS", "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."


For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may specify in writing a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated

Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see, "TAXATION OF THE CONTRACTS IN GENERAL" under FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the effective annual yield of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately to reflect withdrawals) or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals. For each withdrawal under (a) or
(b) above, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made: On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5% (except in Hawaii and New York where
(b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of
(a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and
(c) will be decreased proportionately if withdrawals are taken. See APPENDIX
E -- THE DEATH BENEFIT for specific examples of death benefit calculations.

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DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE.  If
an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the AIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the AIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the AIT Money Market Fund. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may be elected at issue in most jurisdictions as long as the Annuitant has not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

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CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

    1.  The Annuitant's death must occur prior to the Annuity Date.

    2.  The difference between (a) and (b) must be greater than zero, where:

       (a) is the Accumulated Value, and

       (b) is gross payments not previously withdrawn.

       If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE - 0 TO 70 - If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

    (a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

    (b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE - 71 TO 75 - If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

    (a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

    (b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

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The EER benefit on that date is equal to the LESSER of:

    (a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X 100,000) = $50,000; or

    (b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract =
       (50% X (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% X 100,000) and $25,000 (50% X (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

    (a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

    (b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract =
       (50% X ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% X $100,000) and $75,000 (50% X ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

    (a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

    (b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract =
       (50% X ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% X 100,000) and $17,500 (50% X ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

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Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

    (a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $85,000) = $42,500; or

    (b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract =
       (50% X ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% X ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

    1.  the Annuity Date;

    2.  the date the Contract is surrendered;

    3.  the date the Company determines a death benefit is payable; or

    4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the AIT Money Market Fund and the Rider will terminate.

THE EER MAY NOT BE AVAILABLE IN ALL STATES.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or
(2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed
90. The Internal Revenue Code (the "Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.

                                       45
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Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the payee may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option selected does not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY OPTIONS" below.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the AIT Select Growth and Income Fund, the AIT Equity Index Fund, the AIT Core Equity Fund and the AIT Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. The Company may offer other annuity options. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the payee's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

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UNIT REFUND VARIABLE LIFE ANNUITY.  This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

        Where: (1) is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

                   (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUIT (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be made. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options and noncommutable fixed period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

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
    - For all commutable fixed period certain options, any noncommutable fixed period certain option of less than ten years (less than six years under New York Contracts) and all variable period certain options, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by
      (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity

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option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example, see the SAI.

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                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.

CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" below.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company currently offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:

  1. Optional Minimum Guaranteed Annuity Payout Rider
    (M-GAP) with a ten-year waiting period:                     0.25%
  2. Optional Minimum Guaranteed Annuity Payout Rider
    (M-GAP) with a fifteen-year waiting period:                 0.15%

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments -- payments received by the Company during the nine years preceding the date of the surrender; (2) Old Payments -- accumulated payments invested in the Contract for more than nine years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

COMPLETE YEARS FROM  CHARGE AS PERCENTAGE OF
  DATE OF PAYMENT    NEW PAYMENTS WITHDRAWN
-------------------  -----------------------
    Less than 2                8%
    Less than 3                7%
    Less than 4                6%
    Less than 5                5%
    Less than 6                4%
    Less than 7                3%

    Less than 8                2%
    Less than 9                1%
    Thereafter                 0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York and New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under the Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class;
(2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"): (1) any employee of the Company located at its home office or at off-site locations if such employees are on the Company's home office payroll; (2) any director of the Company; (3) any retiree who elected to retire on his/her retirement date; (4) the immediate family members of those persons identified in (1) through (3) above residing in the same household; and
(5) any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan. For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and "progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a
Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's
Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

        Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated
                      Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

        Where (2) is: 10% of the Accumulated Value as of the Valuation Date the
                      Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

        Where (3) is: The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530 which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 10% of Accumulated Value ($1,500); or

    (3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years (less than six years under New York contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more (six or more years under New York contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                     [(1+i)/(1+j)]TO THE POWER OF(n/365) -1

        where: i is the Guaranteed Interest Rate expressed as a decimal for (example: 3% = 0.03) being credited to the current Guarantee Period;

             j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and
             n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the

Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS.  The IRS has issued regulations under
Section 817(h)of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, SEE "PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS" below.

TAXATION OF THE CONTRACTS IN GENERAL

The Company believes that the Contracts described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered annuity contracts under Section 72 of the Code. Please note, however if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes and therefore the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income.
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified Contract made to an employee who has terminated employment after reaching age 55.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING
PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408 of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under DESCRIPTION OF THE CONTRACT.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

STATUS OF DEATH BENEFITS IN IRAS. Federal tax law with respect to Individual Retirement Accounts prohibits investment in life insurance contracts by such accounts. The tax regulations expressly permit an Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of total payments made (net of prior withdrawals) or the contract's cash value.

Federal tax law with respect to Individual Retirement Annuities does not specifically limit the death benefit that may be provided under such annuities. The Company believes that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. However, it might be inferred from the regulations applicable to Individual Retirement Accounts that an Individual Retirement Annuity cannot provide a death benefit that is more than the greater of total payments (without interest) or the contract's cash value.

The Contract provides a standard death benefit that, under certain circumstances, may exceed both total payments (net of prior withdrawals) and the cash value (or Accumulated Value) of the Contract. Although the Internal Revenue Service issued a favorable opinion letter with regard to this Contract, it has recently stopped issuing such letters with respect to Individual Retirement Annuities that provide death benefits that can exceed the greater of the total payments made (net of prior withdrawals) or the contract's cash value. Although the Company believes that the use of enhanced death benefits should not result in adverse tax treatment, we can give no assurance that the IRS will refrain from taking future actions with respect to such benefits.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the AIT Money Market Fund.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contracts offered by this Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"). Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is also the principal underwriter and distributor and is an indirect wholly owned subsidiary of First Allmerica. The Contract also may be purchased from certain independent broker-dealers which are NASD members.

The Company pays commissions, not to exceed 5.0% of payments, to registered representatives of Allmerica Investments, Inc. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. Managers who supervise the agents will receive overriding commissions ranging up to no more than 2% of payments.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to Allmerica Investments, Inc. for services it performs and expenses it may incur as principal underwriter and general distributor. Owners may direct any inquiries to their financial representative or to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-533-7881.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole d7iscretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years.

STATE RESTRICTIONS: In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

       If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If the Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time. If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the AIT Money Market Fund.

The Fixed Account is not available to Owners who purchase the Contract in the state of Oregon.

                                   APPENDIX B
                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                           10 YEARS OR
                                                                                                         SINCE INCEPTION
                                                                        FOR YEAR                             OF SUB-
                                                     SUB-ACCOUNT          ENDED                              ACCOUNT
SUB-ACCOUNT INVESTING IN UNDERLYING FUND            INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
----------------------------------------            --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund..............................       9/4/91              -24.21%             5.20%             8.51%
AIT Equity Index Fund.............................       9/4/91              -19.73%             7.93%            10.76%
AIT Government Bond Fund..........................       9/8/91               -1.60%             4.07%             4.45%
AIT Money Market Fund.............................       9/9/91               -4.66%             2.94%             3.33%
AIT Select Aggressive Growth Fund.................      9/16/92              -28.55%            -1.11%             7.42%
AIT Select Capital Appreciation Fund..............      4/30/95               -9.70%             9.08%            13.53%
AIT Select Emerging Markets Fund..................       8/1/00              -16.90%              N/A            -28.83%
AIT Select Growth Fund............................      9/16/92              -31.33%             5.37%             7.94%
AIT Select Growth and Income Fund.................      9/16/92              -19.44%             3.35%             7.78%
AIT Select International Equity Fund..............       5/3/94              -28.40%             0.21%             4.59%
AIT Select Investment Grade Income Fund...........       9/5/91               -1.36%             4.40%             5.44%
AIT Select Strategic Growth Fund..................       8/1/00              -35.33%              N/A            -43.25%
AIT Select Strategic Income Fund..................       5/1/01                 N/A               N/A             -3.95%
AIT Select Value Opportunity Fund.................       1/3/00                2.93%            10.47%            11.96%
AIM V.I. Aggressive Growth Fund...................       8/1/00              -32.41%              N/A            -29.08%
AIM V.I. Blue Chip Fund...........................       5/1/01                 N/A               N/A            -20.31%
AIM V.I. Premier Equity Fund......................       8/1/00              -20.06%              N/A            -21.79%
AIM V.I. Basic Value Fund.........................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund.................         N/A*                 N/A               N/A               N/A
AllianceBernstein Small Cap Value Portfolio.......         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio.................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio..............       8/1/00               -8.44%              N/A             -2.58%
Alliance Premier Growth Portfolio.................       8/1/00              -24.48%              N/A            -29.51%
Delaware VIP Growth Opportunities Series..........       8/1/00              -23.14%              N/A            -25.23%
Delaware VIP International Value Equity Series....       5/6/93              -20.36%             1.07%             6.06%
Eaton Vance VT Floating-Rate Income Fund..........       5/1/01                 N/A               N/A             -6.91%
Fidelity VIP Equity-Income Portfolio..............       9/5/91              -13.31%             6.82%            11.79%
Fidelity VIP Growth Portfolio.....................       9/5/91              -24.96%             9.14%            11.58%
Fidelity VIP High Income Portfolio................      9/24/91              -19.37%            -5.98%             3.68%
Fidelity VIP Overseas Portfolio...................       9/5/91              -28.02%             0.21%             4.26%
Fidelity VIP II Asset Manager Portfolio...........       5/4/94              -12.34%             4.87%             6.81%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio........................................       5/1/01                 N/A               N/A            -12.23%
Fidelity VIP III Growth Opportunities Portfolio...       8/1/00              -21.94%              N/A            -23.02%
Fidelity VIP III Mid Cap Portfolio................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Value Strategies Portfolio.......         N/A*                 N/A               N/A               N/A
FT VIP Franklin Growth and Income Securities
 Fund.............................................       8/1/00              -26.28%              N/A             -8.71%
FT VIP Franklin Large Cap Growth Securities
 Fund.............................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund....................       8/1/00              -22.52%              N/A            -25.33%
FT VIP Mutual Shares Securities Fund..............         N/A*                 N/A               N/A               N/A
FT VIP Templeton Foreign Securities Fund..........         N/A*                 N/A               N/A               N/A
INVESCO Health Sciences Fund......................       8/1/00              -20.08%              N/A             -7.92%
Janus Aspen Growth Portfolio......................       8/1/00              -31.35%              N/A            -31.38%
Janus Aspen Growth and Income Portfolio...........       8/1/00              -20.99%              N/A            -21.41%
MFS-Registered Trademark- Mid Cap Growth Series...         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- New Discovery Series....         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Total Return Series.....         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Utilities Series........         N/A*                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA..........         N/A*                 N/A               N/A               N/A
Oppenheimer Global Securities Fund/VA.............         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA...................         N/A*                 N/A               N/A               N/A
Oppenheimer Main Street Growth & Income Fund/VA...         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA...........         N/A*                 N/A               N/A               N/A
Pioneer Emerging Markets VCT Portfolio............       8/1/00              -15.29%              N/A            -26.83%
Pioneer Real Estate Shares VCT Portfolio..........       8/1/00               -1.67%              N/A             -0.69%
Scudder Technology Growth Portfolio...............       8/1/00              -38.20%              N/A            -43.24%
SVS Dreman Financial Services Portfolio...........       8/1/00              -13.00%              N/A              4.22%
T. Rowe Price International Stock Portfolio.......       5/1/95              -28.96%            -2.08%             1.48%

*This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                                                           10 YEARS OR
                                                                                                         SINCE INCEPTION
                                                                        FOR YEAR                             OF SUB-
                                                     SUB-ACCOUNT          ENDED                              ACCOUNT
                                                    INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
                                                    --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund                                     9/4/91              -18.08%             6.20%             8.70%
AIT Equity Index Fund.............................       9/4/91              -13.29%             8.78%            10.86%
AIT Government Bond Fund..........................       9/8/91                6.07%             4.94%             4.49%
AIT Money Market Fund.............................       9/9/91                2.77%             3.85%             3.37%
AIT Select Aggressive Growth Fund.................      9/16/92              -22.77%             0.02%             7.58%
AIT Select Capital Appreciation Fund..............      4/30/95               -2.56%             9.89%            13.84%
AIT Select Emerging Markets Fund..................       8/1/00              -10.45%              N/A            -24.97%
AIT Select Growth Fund............................      9/16/92              -25.80%             6.29%             8.06%
AIT Select Growth and Income Fund.................      9/16/92              -13.03%             4.34%             7.89%
AIT Select International Equity Fund..............       5/3/94              -22.66%             1.30%             4.93%
AIT Select Investment Grade Income Fund...........       9/5/91                6.38%             5.32%             5.53%
AIT Select Strategic Growth Fund..................       8/1/00              -30.31%              N/A            -40.17%
AIT Select Strategic Income Fund..................       5/1/01                 N/A               N/A              3.54%
AIT Select Value Opportunity Fund.................       1/3/00               11.05%            11.26%            12.12%
AIM V.I. Aggressive Growth Fund...................       8/1/00              -27.13%              N/A            -25.18%
AIM V.I. Blue Chip Fund...........................       5/1/01                 N/A               N/A            -14.13%
AIM V.I. Premier Equity Fund......................       8/1/00              -13.83%              N/A            -17.52%
AIM V.I. Basic Value Fund.........................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund.................         N/A*                 N/A               N/A               N/A
AllianceBernstein Small Cap Value Portfolio.......         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio.................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio..............       8/1/00               -1.30%              N/A              2.75%
Alliance Premier Growth Portfolio.................       8/1/00              -18.60%              N/A            -25.66%
Delaware VIP Growth Opportunities Series..........       8/1/00              -17.16%              N/A            -21.16%
Delaware VIP International Value Equity Series....       5/6/93              -14.10%             2.10%             6.21%
Eaton Vance VT Floating-Rate Income Fund..........       5/1/01                 N/A               N/A              0.32%
Fidelity VIP Equity-Income Portfolio..............       9/5/91               -6.33%             7.82%            11.98%
Fidelity VIP Growth Portfolio.....................       9/5/91              -18.85%            10.05%            11.78%
Fidelity VIP High Income Portfolio................      9/24/91              -13.01%            -4.97%             3.78%
Fidelity VIP Overseas Portfolio...................       9/5/91              -22.31%             1.25%             4.37%
Fidelity VIP II Asset Manager Portfolio...........       5/4/94               -5.48%             5.73%             7.02%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio........................................       5/1/01                 N/A               N/A             -5.42%
Fidelity VIP III Growth Opportunities Portfolio...       8/1/00              -15.88%              N/A            -18.84%
Fidelity VIP III Mid Cap Portfolio................         N/A*                 N/A               N/A               N/A
Fidelity VIP III Value Strategies Portfolio.......         N/A*                 N/A               N/A               N/A
FT VIP Franklin Growth and Income Securities
 Fund.............................................       8/1/00              -20.56%              N/A             -3.76%
FT VIP Franklin Large Cap Growth Securities
 Fund.............................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund....................       8/1/00              -16.48%              N/A            -21.24%
FT VIP Mutual Shares Securities Fund..............         N/A*                 N/A               N/A               N/A
FT VIP Templeton Foreign Securities Fund..........         N/A*                 N/A               N/A               N/A
INVESCO Health Sciences Fund......................       8/1/00              -13.86%              N/A             -2.91%
Janus Aspen Growth Portfolio......................       8/1/00              -25.99%              N/A            -27.60%
Janus Aspen Growth and Income Portfolio...........       8/1/00              -14.83%              N/A            -17.10%
MFS-Registered Trademark- Mid Cap Growth Series...         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- New Discovery Series....         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Total Return Series.....         N/A*                 N/A               N/A               N/A
MFS-Registered Trademark- Utilities Series........         N/A*                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA..........         N/A*                 N/A               N/A               N/A
Oppenheimer Global Securities Fund/VA.............         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA...................         N/A*                 N/A               N/A               N/A
Oppenheimer Main Street Growth & Income Fund/VA...         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA...........         N/A*                 N/A               N/A               N/A
Pioneer Emerging Markets VCT Portfolio............       8/1/00               -8.71%              N/A            -22.86%
Pioneer Real Estate Shares VCT Portfolio..........       8/1/00                5.96%              N/A              4.69%
Scudder Technology Growth Portfolio...............       8/1/00              -33.37%              N/A            -40.12%
SVS Dreman Financial Services Portfolio...........       8/1/00               -6.24%              N/A              9.73%
T. Rowe Price International Stock Portfolio.......       5/1/95              -23.34%            -1.09%             1.96%

*This is a new Sub-Account so no historical figures are available.

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                  UNDERLYING                                        10 YEARS OR SINCE
                                                     FUND          FOR YEAR                           INCEPTION OF
                                                   INCEPTION         ENDED                           UNDERLYING FUND
                                                     DATE          12/31/01           5 YEARS           (IF LESS)
                                                  -----------   ---------------   ---------------   -----------------
AIT Core Equity Fund*...........................    4/29/85             -24.21%             5.20%              8.51%
AIT Equity Index Fund*..........................    9/28/90             -19.73%             7.93%             10.76%
AIT Government Bond Fund*.......................    8/26/91              -1.60%             4.07%              4.45%
AIT Money Market Fund*..........................    4/29/85              -4.66%             2.94%              3.33%
AIT Select Aggressive Growth Fund*..............    8/21/92             -28.55%            -1.11%              7.89%
AIT Select Capital Appreciation Fund*...........    4/28/95              -9.70%             9.08%             13.53%
AIT Select Emerging Markets Fund*...............    2/20/98             -16.90%              N/A             -10.06%
AIT Select Growth Fund*.........................    8/21/92             -31.33%             5.37%              8.36%
AIT Select Growth and Income Fund*..............    8/21/92             -19.44%             3.35%              7.80%
AIT Select International Equity Fund*...........     5/2/94             -28.40%             0.21%              4.59%
AIT Select Investment Grade Income Fund*........    4/29/85              -1.36%             4.40%              5.44%
AIT Select Strategic Growth Fund*...............    2/20/98             -35.33%              N/A             -18.65%
AIT Select Strategic Income Fund*...............     7/3/00              -2.22%              N/A               1.77%
AIT Select Value Opportunity Fund*..............    4/30/93               2.93%            10.47%             11.95%
AIM V.I. Aggressive Growth Fun*.................     5/1/98             -32.41%              N/A              -0.70%
AIM V.I. Blue Chip Fund.........................   12/29/99             -29.16%              N/A             -19.50%
AIM V.I. Premier Equity Fund....................     5/5/93             -20.06%             7.37%             11.73%
AIM V.I. Basic Value Fund*......................    9/10/01                N/A               N/A              -6.15%
AIM V.I. Capital Development Fund*..............     5/1/98             -15.94%              N/A               1.36%
AllianceBernstein Small Cap Value Portfolio*....     5/1/01                N/A               N/A               1.98%
AllianceBernstein Value Portfolio*..............     5/1/01                N/A               N/A              -8.13%
Alliance Growth and Income Portfolio*...........    1/14/91              -8.44%            12.12%             12.98%
Alliance Premier Growth Portfolio*..............    6/26/92             -24.48%            10.04%             13.75%
Delaware VIP Growth Opportunities Series*.......    7/12/91             -23.14%             8.90%              9.05%
Delaware VIP International Value Equity
 Series.........................................   10/29/92             -20.36%             1.07%              5.89%
Eaton Vance VT Floating-Rate Income Fund........     5/1/01                N/A               N/A              -6.91%
Fidelity VIP Equity-Income Portfolio............    10/9/86             -13.31%             6.82%             11.79%
Fidelity VIP Growth Portfolio...................    10/9/86             -24.96%             9.14%             11.58%
Fidelity VIP High Income Portfolio..............    9/19/85             -19.37%            -5.98%              3.68%
Fidelity VIP Overseas Portfolio.................    1/28/87             -28.02%             0.21%              4.26%
Fidelity VIP II Asset Manager Portfolio.........     9/6/89             -12.34%             4.87%              7.64%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio*.....................................     1/3/95             -19.92%             7.86%             13.63%
Fidelity VIP III Growth Opportunities
 Portfolio......................................     1/3/95             -21.94%             1.12%              7.48%
Fidelity VIP III Mid Cap Portfolio*.............   12/28/98             -11.71%              N/A              21.26%
Fidelity VIP III Value Strategies Portfolio*....        N/A                N/A               N/A                N/A
FT VIP Franklin Growth and Income Securities
 Fund*..........................................    1/24/89             -26.28%            -5.01%              1.24%
FT VIP Franklin Large Cap Growth Securities
 Fund*..........................................     5/1/96             -19.05%             9.35%             10.39%
FT VIP Franklin Small Cap Fund*.................    11/1/95             -22.52%             8.01%             11.33%
FT VIP Mutual Shares Securities Fund*...........    11/8/96              -2.36%             7.55%              7.70%
FT VIP Templeton Foreign Securities Fund*.......     5/1/92             -23.37%             1.94%              7.70%
INVESCO Health Sciences Fund....................    5/22/97             -20.08%              N/A              12.40%
Janus Aspen Growth Portfolio*...................    9/13/93             -31.35%             5.58%              9.32%
Janus Aspen Growth and Income Portfolio*........     5/1/98             -20.99%              N/A               9.55%
MFS-Registered Trademark- Mid Cap Growth
 Series*........................................     5/1/00             -24.60%              N/A             -17.62%
MFS-Registered Trademark- New Discovery
 Series*........................................     5/1/98             -13.16%              N/A              11.38%
MFS-Registered Trademark- Total Return
 Series*........................................     1/3/95              -8.31%             7.99%             11.24%
MFS-Registered Trademark- Utilities Series*.....     1/3/95             -30.68%             8.22%             12.82%
Oppenheimer Capital Appreciation Fund/VA*.......     4/3/85             -20.05%            11.90%             13.54%
Oppenheimer Global Securities Fund/VA*..........   11/12/90             -19.56%            13.12%             12.25%
Oppenheimer High Income Fund/VA*................    4/30/86              -6.75%             0.46%              7.14%
Oppenheimer Main Street Growth & Income
 Fund/VA*.......................................     7/5/95             -17.83%             4.33%             10.94%
Oppenheimer Multiple Strategies Fund/VA*........     2/9/87              -6.52%             6.41%              8.60%
Pioneer Emerging Markets VCT Portfolio*.........   10/30/98             -15.29%              N/A               0.82%
Pioneer Real Estate Shares VCT Portfolio*.......     3/1/95              -1.67%             3.02%              9.27%

                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                  UNDERLYING                                        10 YEARS OR SINCE
                                                     FUND          FOR YEAR                           INCEPTION OF
                                                   INCEPTION         ENDED                           UNDERLYING FUND
                                                     DATE          12/31/01           5 YEARS           (IF LESS)
                                                  -----------   ---------------   ---------------   -----------------
Scudder Technology Growth Portfolio.............     5/3/99             -38.20%              N/A              -5.96%
SVS Dreman Financial Services Portfolio.........     5/4/98             -13.00%              N/A               0.18%
T. Rowe Price International Stock Portfolio.....    3/31/94             -28.96%            -2.08%              1.86%

*These funds include a charge for 12b-1 fees. These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
                                                  INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
                                                  --------------   ---------------   ---------------   -----------------
AIT Core Equity Fund*...........................      4/29/85              -18.08%             6.20%              8.70%
AIT Equity Index Fund*..........................      9/28/90              -13.29%             8.78%             10.86%
AIT Government Bond Fund*.......................      8/26/91                6.07%             4.94%              4.49%
AIT Money Market Fund*..........................      4/29/85                2.77%             3.85%              3.37%
AIT Select Aggressive Growth Fund*..............      8/21/92              -22.77%             0.02%              8.05%
AIT Select Capital Appreciation Fund*...........      4/28/95               -2.56%             9.89%             13.84%
AIT Select Emerging Markets Fund*...............      2/20/98              -10.45%              N/A              -8.75%
AIT Select Growth Fund*.........................      8/21/92              -25.80%             6.29%              8.48%
AIT Select Growth and Income Fund*..............      8/21/92              -13.03%             4.34%              7.91%
AIT Select International Equity Fund*...........       5/2/94              -22.66%             1.30%              4.92%
AIT Select Investment Grade Income Fund*........      4/29/85                6.38%             5.32%              5.53%
AIT Select Strategic Growth Fund*...............      2/20/98              -30.31%              N/A             -17.47%
AIT Select Strategic Income Fund*...............       7/3/00                5.41%              N/A               7.01%
AIT Select Value Opportunity Fund*..............      4/30/93               11.05%            11.26%             12.11%
AIM V.I. Aggressive Growth Fund*................       5/1/98              -27.13%              N/A               0.83%
AIM V.I. Blue Chip Fund.........................     12/29/99              -23.66%              N/A             -16.84%
AIM V.I. Premier Equity Fund....................       5/5/93              -13.83%             8.11%             11.78%
AIM V.I. Basic Value Fund*......................      9/10/01                 N/A               N/A               1.14%
AIM V.I. Capital Development Fund*..............       5/1/98               -9.41%              N/A               3.41%
AllianceBernstein Small Cap Value Portfolio*....       5/1/01                 N/A               N/A               9.90%
AllianceBernstein Value Portfolio*..............       5/1/01                 N/A               N/A              -1.00%
Alliance Growth and Income Portfolio*...........      1/14/91               -1.30%            12.75%             12.98%
Alliance Premier Growth Portfolio*..............      6/26/92              -18.60%            10.71%             13.75%
Delaware VIP Growth Opportunities Series*.......      7/12/91              -17.16%             9.61%              9.05%
Delaware VIP International Value Equity
 Series.........................................     10/29/92              -14.10%             2.10%              5.98%
Eaton Vance VT Floating-Rate Income Fund........       5/1/01                 N/A               N/A               0.32%
Fidelity VIP Equity-Income Portfolio............      10/9/86               -6.33%             7.82%             11.98%
Fidelity VIP Growth Portfolio...................      10/9/86              -18.85%            10.05%             11.78%
Fidelity VIP High Income Portfolio..............      9/19/85              -13.01%            -4.97%              3.78%
Fidelity VIP Overseas Portfolio.................      1/28/87              -22.31%             1.25%              4.37%
Fidelity VIP II Asset Manager Portfolio.........       9/6/89               -5.48%             5.73%              7.68%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio*.....................................       1/3/95              -13.71%             8.59%             13.83%
Fidelity VIP III Growth Opportunities
 Portfolio......................................       1/3/95              -15.88%             2.06%              7.76%
Fidelity VIP III Mid Cap Portfolio*.............     12/28/98               -4.85%              N/A              22.82%
Fidelity VIP III Value Strategies Portfolio*....          N/A                 N/A               N/A                N/A
FT VIP Franklin Growth and Income Securities
 Fund*..........................................      1/24/89              -20.56%            -4.13%              1.24%
FT VIP Franklin Large Cap Growth Securities
 Fund*..........................................       5/1/96              -12.77%            10.05%             10.94%
FT VIP Franklin Small Cap Fund*.................      11/1/95              -16.48%             8.74%             11.61%
FT VIP Mutual Shares Securities Fund*...........      11/8/96                5.22%             8.29%              8.41%
FT VIP Templeton Foreign Securities Fund*.......       5/1/92              -17.42%             2.85%              7.71%
INVESCO Health Sciences Fund....................      5/22/97              -13.86%              N/A              13.11%
Janus Aspen Growth Portfolio*...................      9/13/93              -25.99%             6.38%              9.39%
Janus Aspen Growth and Income Portfolio*........       5/1/98              -14.83%              N/A              10.82%
MFS-Registered Trademark- Mid Cap Growth
 Series*........................................       5/1/00              -18.75%              N/A             -13.84%
MFS-Registered Trademark- New Discovery
 Series*........................................       5/1/98               -6.41%              N/A              12.79%
MFS-Registered Trademark- Total Return
 Series*........................................       1/3/95               -1.19%             8.72%             11.54%
MFS-Registered Trademark- Utilities Series*.....       1/3/95              -25.30%             8.94%             13.10%
Oppenheimer Capital Appreciation Fund/VA*.......       4/3/85              -13.84%            12.53%             13.54%
Oppenheimer Global Securities Fund/VA*..........     11/12/90              -13.32%            13.73%             12.26%
Oppenheimer High Income Fund/VA*................      4/30/86                0.49%             1.39%              7.14%
Oppenheimer Main Street Growth & Income
 Fund/VA*.......................................       7/5/95              -11.45%             5.16%             11.29%
Oppenheimer Multiple Strategies Fund/VA*........       2/9/87                0.73%             7.18%              8.60%
Pioneer Emerging Markets VCT Portfolio*.........     10/30/98               -8.71%              N/A               2.61%
Pioneer Real Estate Shares VCT Portfolio*.......       3/1/95                5.96%             3.89%              9.53%

                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
                                                  INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
                                                  --------------   ---------------   ---------------   -----------------
Scudder Technology Growth Portfolio.............       5/3/99              -33.37%              N/A              -3.62%
SVS Dreman Financial Services Portfolio.........       5/4/98               -6.24%              N/A               1.72%
T. Rowe Price International Stock Portfolio.....      3/31/94              -23.34%            -1.09%              2.16%

* These funds include a charge for 12b-1 fees. These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                   APPENDIX C
                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                          10 YEARS OR
                                                                       FOR YEAR                         SINCE INCEPTION
                                                    SUB-ACCOUNT          ENDED                          OF SUB-ACCOUNT
SUB-ACCOUNT INVESTING IN UNDERLYING FUND           INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
----------------------------------------           --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund.............................      4/20/94              -24.20%             5.24%            10.35%
AIT Equity Index Fund............................      4/21/94              -19.73%             7.93%            12.73%
AIT Government Bond Fund.........................      4/20/94               -1.60%             4.08%             4.69%
AIT Money Market Fund............................      4/10/94               -4.67%             2.92%             3.55%
AIT Select Aggressive Growth Fund................      4/20/94              -28.56%            -1.12%             5.59%
AIT Select Capital Appreciation Fund.............      4/30/95               -9.70%             9.07%            13.52%
AIT Select Emerging Markets Fund.................       8/1/00              -16.90%              N/A            -28.83%
AIT Select Growth Fund...........................      4/20/94              -31.36%             5.35%             9.99%
AIT Select Growth and Income Fund................      4/20/94              -19.44%             3.35%             8.86%
AIT Select International Equity Fund.............       5/3/94              -28.40%             0.21%             4.59%
AIT Select Investment Grade Income Fund..........      4/21/94               -1.33%             4.44%             5.38%
AIT Select Strategic Growth Fund.................       8/1/00              -35.34%              N/A            -43.26%
AIT Select Strategic Income Fund.................       5/1/01                 N/A               N/A             -3.92%
AIT Select Value Opportunity Fund................      4/20/94                2.91%            10.45%            12.06%
AIM V.I. Aggressive Growth Fund..................       8/1/00              -32.41%              N/A            -29.07%
AIM V.I. Blue Chip Fund..........................       5/1/01                 N/A               N/A            -20.32%
AIM V.I. Premier Equity Fund.....................       8/1/00              -20.06%              N/A            -21.79%
AIM V.I. Basic Value Fund........................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund................         N/A*                 N/A               N/A               N/A
AllianceBernstein Small Cap Value Portfolio......         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio.............       8/1/00               -8.44%              N/A             -2.57%
Alliance Premier Growth Portfolio................       8/1/00              -24.49%              N/A            -29.53%
Delaware VIP Growth Opportunities Series.........       8/1/00              -23.14%              N/A            -25.23%
Delaware VIP International Value Equity Series...      4/20/94              -20.36%             1.08%             4.81%
Eaton Vance VT Floating-Rate Income Fund.........       5/1/01                 N/A               N/A             -6.91%
Fidelity VIP Equity-Income Portfolio.............      4/20/94              -13.29%             6.84%            11.40%
Fidelity VIP Growth Portfolio....................      4/20/94              -24.98%             9.13%            12.98%
Fidelity VIP High Income Portfolio...............      4/20/94              -19.39%            -6.00%             0.02%
Fidelity VIP Overseas Portfolio..................      4/20/94              -28.02%             0.23%             2.69%
Fidelity VIP II Asset Manager Portfolio..........      5/11/94              -12.32%             4.88%             6.95%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.......................................       5/1/01                 N/A               N/A            -12.23%
Fidelity VIP III Growth Opportunities
 Portfolio.......................................       8/1/00              -21.94%              N/A            -23.02%
Fidelity VIP III Mid Cap Portfolio...............         N/A*                 N/A               N/A               N/A
Fidelity VIP III Value Strategies Portfolio......         N/A*                 N/A               N/A               N/A
FT VIP Franklin Growth and Income Securities
 Fund............................................       8/1/00              -26.28%              N/A             -8.71%
FT VIP Franklin Large Cap Growth Securities
 Fund............................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund...................       8/1/00              -22.51%              N/A            -25.32%
FT VIP Mutual Shares Securities Fund.............         N/A*                 N/A               N/A               N/A
FT VIP Templeton Foreign Securities Fund.........         N/A*                 N/A               N/A               N/A
INVESCO Health Sciences Fund.....................       8/1/00              -20.06%              N/A             -7.90%
Janus Aspen Growth Portfolio.....................       8/1/00              -31.35%              N/A            -31.36%
Janus Aspen Growth and Income Portfolio..........       8/1/00              -20.99%              N/A            -21.40%
MFS -Registered Trademark- Mid Cap Growth
 Series..........................................         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- New Discovery
 Series..........................................         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- Total Return Series...         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- Utilities Series......         N/A*                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA.........         N/A*                 N/A               N/A               N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              TABLE 1A (CONTINUED)
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                          10 YEARS OR
                                                                       FOR YEAR                         SINCE INCEPTION
                                                    SUB-ACCOUNT          ENDED                          OF SUB-ACCOUNT
SUB-ACCOUNT INVESTING IN UNDERLYING FUND           INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
----------------------------------------           --------------   ---------------   ---------------   ---------------
Oppenheimer Global Securities Fund/VA............         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA..................         N/A*                 N/A               N/A               N/A
Oppenheimer Main Street Growth & Income
 Fund/VA.........................................         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA..........         N/A*                 N/A               N/A               N/A
Pioneer Emerging Markets VCT Portfolio...........       8/1/00              -15.29%              N/A            -26.84%
Pioneer Real Estate Shares VCT Portfolio.........       8/1/00               -1.67%              N/A             -0.70%
Scudder Technology Growth Portfolio..............       8/1/00              -38.19%              N/A            -43.24%
SVS Dreman Financial Services Portfolio..........       8/1/00              -13.01%              N/A              4.21%
T. Rowe Price International Stock Portfolio......       5/1/95              -28.97%            -2.10%             1.46%

*This is a new Sub-Account so no historical figures are available.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                                                          10 YEARS OR
                                                                       FOR YEAR                         SINCE INCEPTION
                                                    SUB-ACCOUNT          ENDED                          OF SUB-ACCOUNT
SUB-ACCOUNT INVESTING IN UNDERLYING FUND           INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
----------------------------------------           --------------   ---------------   ---------------   ---------------
AIT Core Equity Fund.............................      4/20/94              -18.08%             6.20%            10.62%
AIT Equity Index Fund............................      4/21/94              -13.29%             8.78%            12.94%
AIT Government Bond Fund.........................      4/20/94                6.07%             4.94%             4.90%
AIT Money Market Fund............................      4/10/94                2.77%             3.85%             3.81%
AIT Select Aggressive Growth Fund................      4/20/94              -22.77%             0.02%             5.96%
AIT Select Capital Appreciation Fund.............      4/30/95               -2.56%             9.89%            13.84%
AIT Select Emerging Markets Fund.................       8/1/00              -10.44%              N/A            -24.97%
AIT Select Growth Fund...........................      4/20/94              -25.80%             6.29%            10.25%
AIT Select Growth and Income Fund................      4/20/94              -13.03%             4.34%             9.11%
AIT Select International Equity Fund.............       5/3/94              -22.66%             1.30%             4.93%
AIT Select Investment Grade Income Fund..........      4/21/94                6.38%             5.32%             5.61%
AIT Select Strategic Growth Fund.................       8/1/00              -30.32%              N/A            -40.18%
AIT Select Strategic Income Fund.................       5/1/01                 N/A               N/A              3.54%
AIT Select Value Opportunity Fund................      4/20/94               11.05%            11.26%            12.31%
AIM V.I. Aggressive Growth Fund..................       8/1/00              -27.14%              N/A            -25.18%
AIM V.I. Blue Chip Fund..........................       5/1/01                 N/A               N/A            -14.13%
AIM V.I. Premier Equity Fund.....................       8/1/00              -13.83%              N/A            -17.52%
AIM V.I. Basic Value Fund........................         N/A*                 N/A               N/A               N/A
AIM V.I. Capital Development Fund................         N/A*                 N/A               N/A               N/A
AllianceBernstein Small Cap Value Portfolio......         N/A*                 N/A               N/A               N/A
AllianceBernstein Value Portfolio................         N/A*                 N/A               N/A               N/A
Alliance Growth and Income Portfolio.............       8/1/00               -1.30%              N/A              2.75%
Alliance Premier Growth Portfolio................       8/1/00              -18.60%              N/A            -25.66%
Delaware VIP Growth Opportunities Series.........       8/1/00              -17.16%              N/A            -21.16%
Delaware VIP International Value Equity Series...      4/20/94              -14.10%             2.10%             5.08%
Eaton Vance VT Floating-Rate Income Fund.........       5/1/01                 N/A               N/A              0.31%
Fidelity VIP Equity-Income Portfolio.............      4/20/94               -6.34%             7.82%            11.72%
Fidelity VIP Growth Portfolio....................      4/20/94              -18.85%            10.05%            13.30%
Fidelity VIP High Income Portfolio...............      4/20/94              -13.01%            -4.97%             0.40%
Fidelity VIP Overseas Portfolio..................      4/20/94              -22.31%             1.25%             3.00%
Fidelity VIP II Asset Manager Portfolio..........      5/11/94               -5.48%             5.73%             7.16%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.......................................       5/1/01                 N/A               N/A             -5.42%
Fidelity VIP III Growth Opportunities
 Portfolio.......................................       8/1/00              -15.88%              N/A            -18.85%
Fidelity VIP III Mid Cap Portfolio...............         N/A*                 N/A               N/A               N/A
Fidelity VIP III Value Strategies Portfolio......         N/A*                 N/A               N/A               N/A
FT VIP Franklin Growth and Income Securities
 Fund............................................       8/1/00              -20.56%              N/A             -3.75%
FT VIP Franklin Large Cap Growth Securities
 Fund............................................         N/A*                 N/A               N/A               N/A
FT VIP Franklin Small Cap Fund...................       8/1/00              -16.48%              N/A            -21.24%
FT VIP Mutual Shares Securities Fund.............         N/A*                 N/A               N/A               N/A
FT VIP Templeton Foreign Securities Fund.........         N/A*                 N/A               N/A               N/A
INVESCO Health Sciences Fund.....................       8/1/00              -13.85%              N/A             -2.90%
Janus Aspen Growth Portfolio.....................       8/1/00              -25.99%              N/A            -27.60%
Janus Aspen Growth and Income Portfolio..........       8/1/00              -14.83%              N/A            -17.10%
MFS -Registered Trademark- Mid Cap Growth
 Series..........................................         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- New Discovery
 Series..........................................         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- Total Return Series...         N/A*                 N/A               N/A               N/A
MFS -Registered Trademark- Utilities Series......         N/A*                 N/A               N/A               N/A
Oppenheimer Capital Appreciation Fund/VA.........         N/A*                 N/A               N/A               N/A
Oppenheimer Global Securities Fund/VA............         N/A*                 N/A               N/A               N/A
Oppenheimer High Income Fund/VA..................         N/A*                 N/A               N/A               N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              TABLE 1B (CONTINUED)
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                                                          10 YEARS OR
                                                                       FOR YEAR                         SINCE INCEPTION
                                                    SUB-ACCOUNT          ENDED                          OF SUB-ACCOUNT
SUB-ACCOUNT INVESTING IN UNDERLYING FUND           INCEPTION DATE      12/31/01           5 YEARS          (IF LESS)
----------------------------------------           --------------   ---------------   ---------------   ---------------
Oppenheimer Main Street Growth & Income
 Fund/VA.........................................         N/A*                 N/A               N/A               N/A
Oppenheimer Multiple Strategies Fund/VA..........         N/A*                 N/A               N/A               N/A
Pioneer Emerging Markets VCT Portfolio...........       8/1/00               -8.71%              N/A            -22.86%
Pioneer Real Estate Shares VCT Portfolio.........       8/1/00                5.96%              N/A              4.69%
Scudder Technology Growth Portfolio..............       8/1/00              -33.37%              N/A            -40.12%
SVS Dreman Financial Services Portfolio..........       8/1/00               -6.24%              N/A              9.73%
T. Rowe Price International Stock Portfolio......       5/1/95              -23.34%            -1.09%             1.96%

*This is a new Sub-Account so no historical figures are available.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
SUB-ACCOUNT INVESTING IN UNDERLYING FUND          INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
----------------------------------------          --------------   ---------------   ---------------   -----------------
AIT Core Equity Fund*...........................      4/29/85              -24.20%             5.24%              8.53%
AIT Equity Index Fund*..........................      9/28/90              -19.73%             7.93%             10.76%
AIT Government Bond Fund*.......................      8/26/91               -1.60%             4.08%              4.62%
AIT Money Market Fund*..........................      4/29/85               -4.67%             2.92%              3.31%
AIT Select Aggressive Growth Fund*..............      8/21/92              -28.56%            -1.12%              7.88%
AIT Select Capital Appreciation Fund*...........      4/28/95               -9.70%             9.07%             13.52%
AIT Select Emerging Markets Fund*...............      2/20/98              -16.90%              N/A             -10.06%
AIT Select Growth Fund*.........................      8/21/92              -31.36%             5.35%              8.34%
AIT Select Growth and Income Fund*..............      8/21/92              -19.44%             3.35%              7.79%
AIT Select International Equity Fund*...........       5/2/94              -28.40%             0.21%              4.59%
AIT Select Investment Grade Income Fund*........      4/29/85               -1.33%             4.44%              5.49%
AIT Select Strategic Growth Fund*...............      2/20/98              -35.34%              N/A             -18.65%
AIT Select Strategic Income Fund*...............       7/3/00               -2.18%              N/A               1.79%
AIT Select Value Opportunity Fund*..............      4/30/93                2.91%            10.45%             11.93%
AIM V.I. Aggressive Growth Fund*................       5/1/98              -32.41%              N/A              -0.70%
AIM V.I. Blue Chip Fund.........................     12/29/99              -29.16%              N/A             -19.50%
AIM V.I. Premier Equity Fund....................       5/5/93              -20.06%             7.37%             11.73%
AIM V.I. Basic Value Fund*......................      9/10/01                 N/A               N/A              -6.15%
AIM V.I. Capital Development Fund*..............       5/1/98              -15.94%              N/A               1.36%
AllianceBernstein Small Cap Value Portfolio*....       5/1/01                 N/A               N/A               1.98%
AllianceBernstein Value Portfolio*..............       5/1/01                 N/A               N/A              -8.13%
Alliance Growth and Income Portfolio*...........      1/14/91               -8.44%            12.12%             12.98%
Alliance Premier Growth Portfolio*..............      6/26/92              -24.49%            10.03%             13.75%
Delaware VIP Growth Opportunities Series*.......      7/12/91              -23.14%             8.90%              9.04%
Delaware VIP International Value Equity
 Series.........................................     10/29/92              -20.36%             1.08%              4.81%
Eaton Vance VT Floating-Rate Income Fund........       5/1/01                 N/A               N/A              -6.91%
Fidelity VIP Equity-Income Portfolio............      10/9/86              -13.29%             6.84%             11.88%
Fidelity VIP Growth Portfolio...................      10/9/86              -24.98%             9.13%             11.56%
Fidelity VIP High Income Portfolio..............      9/19/85              -19.39%            -6.00%              3.66%
Fidelity VIP Overseas Portfolio.................      1/28/87              -28.02%             0.23%              4.28%
Fidelity VIP II Asset Manager Portfolio.........       9/6/89              -12.32%             4.88%              7.64%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio*.....................................       1/3/95              -19.92%             7.86%             13.63%
Fidelity VIP III Growth Opportunities
 Portfolio......................................       1/3/95              -21.94%             1.12%              7.48%
Fidelity VIP III Mid Cap Portfolio*.............     12/28/98              -11.71%              N/A              21.26%
Fidelity VIP III Value Strategies Portfolio*....          N/A                 N/A               N/A                N/A
FT VIP Franklin Growth and Income Securities
 Fund*..........................................      1/24/89              -26.28%            -5.01%              1.24%
FT VIP Franklin Large Cap Growth Securities
 Fund*..........................................       5/1/96              -19.05%             9.35%             10.39%
FT VIP Franklin Small Cap Fund*.................      11/1/95              -22.51%             8.01%             11.33%
FT VIP Mutual Shares Securities Fund*...........      11/8/96               -2.36%             7.55%              7.70%
FT VIP Templeton Foreign Securities Fund*.......       5/1/92              -23.37%             1.94%              7.70%
INVESCO Health Sciences Fund....................      5/22/97              -20.06%              N/A              12.41%
Janus Aspen Growth Portfolio*...................      9/13/93              -31.35%             5.58%              9.32%
Janus Aspen Growth and Income Portfolio*........       5/1/98              -20.99%              N/A               9.55%
MFS -Registered Trademark- Mid Cap Growth
 Series*........................................       5/1/00              -24.60%              N/A             -17.62%
MFS -Registered Trademark- New Discovery
 Series*........................................       5/1/98              -13.16%              N/A              11.38%
MFS -Registered Trademark- Total Return
 Series*........................................       1/3/95               -8.31%             7.99%             11.24%
MFS -Registered Trademark- Utilities Series*....       1/3/95              -30.68%             8.22%             12.82%
Oppenheimer Capital Appreciation Fund/VA*.......       4/3/85              -20.05%            11.90%             13.54%
Oppenheimer Global Securities Fund/VA*..........     11/12/90              -19.56%            13.12%             12.25%
Oppenheimer High Income Fund/VA*................      4/30/86               -6.75%             0.46%              7.14%

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              TABLE 2A (CONTINUED)
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
SUB-ACCOUNT INVESTING IN UNDERLYING FUND          INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
----------------------------------------          --------------   ---------------   ---------------   -----------------
Oppenheimer Main Street Growth & Income
 Fund/VA*.......................................       7/5/95              -17.83%             4.33%             10.94%
Oppenheimer Multiple Strategies Fund/VA*........       2/9/87               -6.52%             6.41%              8.60%
Pioneer Emerging Markets VCT Portfolio*.........     10/30/98              -15.29%              N/A               0.82%
Pioneer Real Estate Shares VCT Portfolio*.......       3/1/95               -1.67%             3.02%              9.27%
Scudder Technology Growth Portfolio.............       5/3/99              -38.19%              N/A              -5.96%
SVS Dreman Financial Services Portfolio.........       5/4/98              -13.01%              N/A               0.17%
T. Rowe Price International Stock Portfolio.....      3/31/94              -28.97%            -2.10%              1.84%

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
SUB-ACCOUNT INVESTING IN UNDERLYING FUND          INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
----------------------------------------          --------------   ---------------   ---------------   -----------------
AIT Core Equity Fund*...........................      4/29/85              -18.08%             6.20%              8.67%
AIT Equity Index Fund*..........................      9/28/90              -13.29%             8.78%             10.86%
AIT Government Bond Fund*.......................      8/26/91                6.07%             4.94%              4.64%
AIT Money Market Fund*..........................      4/29/85                2.77%             3.85%              3.36%
AIT Select Aggressive Growth Fund*..............      8/21/92              -22.77%             0.02%              8.04%
AIT Select Capital Appreciation Fund*...........      4/28/95               -2.56%             9.89%             13.84%
AIT Select Emerging Markets Fund*...............      2/20/98              -10.44%              N/A              -8.75%
AIT Select Growth Fund*.........................      8/21/92              -25.80%             6.29%              8.47%
AIT Select Growth and Income Fund*..............      8/21/92              -13.03%             4.34%              7.91%
AIT Select International Equity Fund*...........       5/2/94              -22.66%             1.30%              4.92%
AIT Select Investment Grade Income Fund*........      4/29/85                6.38%             5.32%              5.54%
AIT Select Strategic Growth Fund*...............      2/20/98              -30.32%              N/A             -17.47%
AIT Select Strategic Income Fund*...............       7/3/00                5.41%              N/A               7.01%
AIT Select Value Opportunity Fund*..............      4/30/93               11.05%            11.26%             12.10%
AIM V.I. Aggressive Growth Fund*................       5/1/98              -27.14%              N/A               0.83%
AIM V.I. Blue Chip Fund.........................     12/29/99              -23.67%              N/A             -16.85%
AIM V.I. Premier Equity Fund....................       5/5/93              -13.83%             8.11%             11.78%
AIM V.I. Basic Value Fund*......................      9/10/01                 N/A               N/A               1.14%
AIM V.I. Capital Development Fund*..............       5/1/98               -9.41%              N/A               3.41%
AllianceBernstein Small Cap Value Portfolio*....       5/1/01                 N/A               N/A               9.90%
AllianceBernstein Value Portfolio*..............       5/1/01                 N/A               N/A              -1.00%
Alliance Growth and Income Portfolio*...........      1/14/91               -1.30%            12.75%             12.98%
Alliance Premier Growth Portfolio*..............      6/26/92              -18.60%            10.71%             13.75%
Delaware VIP Growth Opportunities Series*.......      7/12/91              -17.16%             9.60%              9.05%
Delaware VIP International Value Equity
 Series.........................................     10/29/92              -14.10%             2.10%              5.08%
Eaton Vance VT Floating-Rate Income Fund........       5/1/01                 N/A               N/A               0.31%
Fidelity VIP Equity-Income Portfolio............      10/9/86               -6.34%             7.82%             12.07%
Fidelity VIP Growth Portfolio...................      10/9/86              -18.85%            10.05%             11.77%
Fidelity VIP High Income Portfolio..............      9/19/85              -13.01%            -4.97%              3.77%
Fidelity VIP Overseas Portfolio.................      1/28/87              -22.31%             1.25%              4.37%
Fidelity VIP II Asset Manager Portfolio.........       9/6/89               -5.48%             5.73%              7.68%
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio*.....................................       1/3/95              -13.71%             8.59%             13.83%
Fidelity VIP III Growth Opportunities
 Portfolio......................................       1/3/95              -15.88%             2.06%              7.76%
Fidelity VIP III Mid Cap Portfolio*.............     12/28/98               -4.85%              N/A              22.82%
Fidelity VIP III Value Strategies Portfolio*....          N/A                 N/A               N/A                N/A
FT VIP Franklin Growth and Income Securities
 Fund*..........................................      1/24/89              -20.56%            -4.13%              1.24%
FT VIP Franklin Large Cap Growth Securities
 Fund*..........................................       5/1/96              -12.77%            10.05%             10.94%
FT VIP Franklin Small Cap Fund*.................      11/1/95              -16.48%             8.74%             11.61%
FT VIP Mutual Shares Securities Fund*...........      11/8/96                5.22%             8.29%              8.41%
FT VIP Templeton Foreign Securities Fund*.......       5/1/92              -17.42%             2.85%              7.71%
INVESCO Health Sciences Fund....................      5/22/97              -13.85%              N/A              13.11%
Janus Aspen Growth Portfolio*...................      9/13/93              -25.99%             6.38%              9.39%
Janus Aspen Growth and Income Portfolio*........       5/1/98              -14.83%              N/A              10.82%
MFS -Registered Trademark- Mid Cap Growth
 Series*........................................       5/1/00              -18.75%              N/A             -13.84%
MFS -Registered Trademark- New Discovery
 Series*........................................       5/1/98               -6.41%              N/A              12.79%
MFS -Registered Trademark- Total Return
 Series*........................................       1/3/95               -1.19%             8.72%             11.54%
MFS -Registered Trademark- Utilities Series*....       1/3/95              -25.30%             8.94%             13.10%
Oppenheimer Capital Appreciation Fund/VA*.......       4/3/85              -13.84%            12.53%             13.54%
Oppenheimer Global Securities Fund/VA*..........     11/12/90              -13.32%            13.73%             12.26%
Oppenheimer High Income Fund/VA*................      4/30/86                0.49%             1.39%              7.14%

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              TABLE 2B (CONTINUED)
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                                                       10 YEARS OR SINCE
                                                    UNDERLYING        FOR YEAR                           INCEPTION OF
                                                       FUND             ENDED                           UNDERLYING FUND
SUB-ACCOUNT INVESTING IN UNDERLYING FUND          INCEPTION DATE      12/31/01           5 YEARS           (IF LESS)
----------------------------------------          --------------   ---------------   ---------------   -----------------
Oppenheimer Main Street Growth & Income
 Fund/VA*.......................................       7/5/95              -11.45%             5.16%             11.29%
Oppenheimer Multiple Strategies Fund/VA*........       2/9/87                0.73%             7.18%              8.60%
Pioneer Emerging Markets VCT Portfolio*.........     10/30/98               -8.71%              N/A               2.61%
Pioneer Real Estate Shares VCT Portfolio*.......       3/1/95                5.96%             3.89%              9.53%
Scudder Technology Growth Portfolio.............       5/3/99              -33.37%              N/A              -3.62%
SVS Dreman Financial Services Portfolio.........       5/4/98               -6.24%              N/A               1.72%
T. Rowe Price International Stock Portfolio.....      3/31/94              -23.34%            -1.09%              2.16%

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                   APPENDIX D
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

           HYPOTHETICAL      WITHDRAWAL       SURRENDER
CONTRACT   ACCUMULATED    WITHOUT SURRENDER     CHARGE      SURRENDER
  YEAR        VALUE         CHARGE AMOUNT     PERCENTAGE     CHARGE
--------   ------------   -----------------   ----------   -----------
    1       $54,000.00        $5,400.00           8%        $3,888.00
    2        58,320.00         8,320.00           8%         4,000.00
    3        62,985.60        12,985.60           7%         3,500.00
    4        68,024.45        18,024.45           6%         3,000.00
    5        73,466.40        23,466.40           5%         2,500.00
    6        79,343.72        29,343.72           4%         2,000.00
    7        85,691.21        35,691.21           3%         1,500.00
    8        92,546.51        42,546.51           2%         1,000.00
    9        99,950.23        49,950.23           1%           500.00
   10       107,946.25        57,946.25           0%             0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.

                                          WITHDRAWAL
                                           WITHOUT
           HYPOTHETICAL                   SURRENDER     SURRENDER
CONTRACT   ACCUMULATED                      CHARGE        CHARGE     SURRENDER
  YEAR        VALUE       WITHDRAWALS       AMOUNT      PERCENTAGE    CHARGE
--------   ------------   ------------   ------------   ----------   ---------
    1       $54,000.00     $     0.00     $ 5,400.00        8%        $  0.00
    2        58,320.00           0.00       8,320.00        8%           0.00
    3        62,985.60           0.00      12,985.60        7%           0.00
    4        68,024.45      30,000.00      18,024.45        6%         718.53
    5        41,066.40      10,000.00       4,106.68        5%         294.67
    6        33,551.72       5,000.00       3,355.17        4%          65.79
    7        30,835.85      10,000.00       3,083.59        3%         207.49
    8        22,502.72      15,000.00       2,250.27        2%         254.99
    9         8,102.94           0.00         810.29        1%           0.00
   10         8,751.17           0.00       1,248.45        0%           0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)]TO THE POWER OF(n/365) - 1

For purposes of the examples below:

i = the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

    The market value factor   =   [(1+i)/(1+j)]TO THE POWER OF(n/365) - 1
                              =   [(1+.08)/(1+.11)]TO THE POWER OF(2555/365) - 1
                              =   (.97297)7 - 1
                              =   -.17454

The Market Value Adjustment   =   Maximum of the market value factor multiplied by
                                  the withdrawal or the negative of the excess
                                  interest earned over 3%
                              =   Maximum (-.17454 X $62,985.60 or -$8,349.25)
                              =   Maximum (-$10,992.38 or -$8,349.25)
                              =   -$8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor   =   [(1+i)/(1+j)]TO THE POWER OF(n/365) - 1
                              =   [(1+.08)/(1+.10)]TO THE POWER OF(2555/365) - 1
                              =   (.98182)(7) - 1
                              =   -.12054

The Market Value Adjustment   =   the market value factor multiplied by the
                                  withdrawal
                              =   -.12054 X $62,985.60
                              =   -$7,592.11

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

    The market value factor   =   [(1+i)/(1+j)]TO THE POWER OF(n/365) - 1
                              =   [(1+.08)/(1+.05)]TO THE POWER OF(2555/365) - 1
                              =   (1.02857)7 - 1
                              =   .21798
The Market Value Adjustment   =   Minimum of the market value factor multiplied by
                                  the withdrawal or the excess interest earned over
                                  3%
                              =   Minimum of (.21798 X $62,985.60 or $8,349.25)
                              =   Minimum of ($13,729.78 or $8,349.25)
                              =   $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor   =   [(1+i)/(1+j)]TO THE POWER OF(n/365) - 1
                              =   [(1+.08)/(1+.07)]TO THE POWER OF(2555/365) - 1
                              =   (1.00935)(7) - 1
                              =   .06728
The Market Value Adjustment   =   the market value factor multiplied by the
                                  withdrawal
                              =   .06728 X $62,985.60
                              =   $4,237.90

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX E
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL    WITHDRAWAL
CONTRACT   ACCUMULATED    MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
  YEAR        VALUE        ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
--------   ------------   ------------   -----------   -----------   -----------   -------------
    1       $53,000.00     $     0.00    $53,000.00    $52,500.00    $50,000.00     $53,000.00
    2        53,530.00         500.00     54,030.00     55,125.00     53,000.00      55,125.00
    3        58,883.00           0.00     58,883.00     57,881.25     55,125.00      58,883.00
    4        52,994.70         500.00     53,494.70     60,775.31     58,883.00      60,775.31
    5        58,294.17           0.00     58,294.17     63,814.08     60,775.31      63,814.08
    6        64,123.59         500.00     64,623.59     67,004.78     63,814.08      67,004.78
    7        70,535.95           0.00     70,535.95     70,355.02     67,004.78      70,535.95
    8        77,589.54         500.00     78,089.54     73,872.77     70,535.95      78,089.54
    9        85,348.49           0.00     85,348.49     77,566.41     78,089.54      85,348.49
   10        93,883.34           0.00     93,883.34     81,444.73     85,348.49      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL                  WITHDRAWAL
           ACCUMULATED                  MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
  YEAR        VALUE       WITHDRAWALS    ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
--------   ------------   -----------   ------------   -----------   -----------   -----------   -------------
    1       $53,000.00    $     0.00       $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
    2        53,530.00          0.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
    3         3,883.00     50,000.00          0.00       3,883.00      4,171.13      3,972.50       4,171.13
    4         3,494.70          0.00        500.00       3,994.70      4,379.68      4,171.13       4,379.68
    5         3,844.17          0.00          0.00       3,844.17      4,598.67      4,379.68       4,598.67
    6         4,228.59          0.00        500.00       4,728.59      4,828.60      4,598.67       4,828.60
    7         4,651.45          0.00          0.00       4,651.45      5,070.03      4,828.60       5,070.03
    8         5,116.59          0.00        500.00       5,616.59      5,323.53      5,070.03       5,616.59
    9         5,628.25          0.00          0.00       5,628.25      5,589.71      5,616.59       5,628.25
   10           691.07      5,000.00          0.00         691.07        712.70        683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

               HYPOTHETICAL       HYPOTHETICAL
               ACCUMULATED        MARKET VALUE       HYPOTHETICAL
  YEAR            VALUE            ADJUSTMENT        DEATH BENEFIT
--------       ------------       ------------       -------------
    1           $53,000.00           $  0.00          $53,000.00
    2            53,530.00            500.00           54,030.00
    3            58,883.00              0.00           58,883.00
    4            52,994.70            500.00           53,494.70
    5            58,294.17              0.00           58,294.17
    6            64,123.59            500.00           64,623.59
    7            70,535.95              0.00           70,535.95
    8            77,589.54            500.00           78,089.54
    9            85,348.49              0.00           85,348.49
   10            93,883.34              0.00           93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX F
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..............     3.124      3.503      2.748      2.336      1.894      1.599      1.221
  End of Period....................     2.559      3.124      3.503      2.748      2.336      1.894      1.599
Number of Units Outstanding at End
 of Period (in thousands)..........   146,472    166,719    167,814    164,914    156,173    135,573    116,008

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..............     3.474      3.874      3.265      2.581      1.977      1.640      1.221
  End of Period....................     3.012      3.474      3.874      3.265      2.581      1.977      1.640
Number of Units Outstanding at End
 of Period (in thousands)..........   126,463    135,764    131,644    107,625     85,344     57,428     39,534

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..............     1.573      1.451      1.469      1.384      1.311      1.285      1.152
  End of Period....................     1.668      1.573      1.451      1.469      1.384      1.311      1.285
Number of Units Outstanding at End
 of Period (in thousands)..........    59,275     42,354     51,711     48,930     35,261     30,921     31,710

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..............     1.372      1.308      1.262      1.214      1.167      1.124      1.077
  End of Period....................     1.410      1.372      1.308      1.262      1.214      1.167      1.124
Number of Units Outstanding at End
 of Period (in thousands)..........   168,048    137,255    205,622    128,730     91,676     92,354     69,311

AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............     2.553      3.433      2.513      2.305      1.970      1.686      1.292
  End of Period....................     1.972      2.553      3.433      2.513      2.305      1.970      1.686
Number of Units Outstanding at End
 of Period (in thousands)..........   119,661    138,058    123,337    125,758    106,790     89,974     70,349

AIT SELECT CAPITAL APPRECIATION
 FUND
Unit Value:
  Beginning of Period..............     2.438      2.316      1.875      1.670      1.482      1.383      1.000
  End of Period....................     2.375      2.438      2.316      1.875      1.670      1.482      1.383
Number of Units Outstanding at End
 of Period (in thousands)..........    76,419     81,632     81,133     80,048     70,932     52,927      16096

AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period..............     0.743      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.666      0.743        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    10,689      1,749        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..............    1.236      1.175      1.111
  End of Period....................    1.221      1.236      1.175
Number of Units Outstanding at End
 of Period (in thousands)..........  102,399     72,609     34,373
AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..............    1.266      1.135      1.074
  End of Period....................    1.221      1.226      1.135
Number of Units Outstanding at End
 of Period (in thousands)..........   29,176     22,466      9,535
AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..............    1.179      1.112      1.075
  End of Period....................    1.152      1.179      1.112
Number of Units Outstanding at End
 of Period (in thousands)..........   32,519     60,265     29,844
AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..............    1.051      1.035      1.013
  End of Period....................    1.077      1.051      1.035
Number of Units Outstanding at End
 of Period (in thousands)..........   37,668     30,815     30,778
AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............    1.342      1.139      1.000
  End of Period....................    1.292      1.342      1.139
Number of Units Outstanding at End
 of Period (in thousands)..........   54,288     26,158      2,019
AIT SELECT CAPITAL APPRECIATION
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX F
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..............     2.768      3.417      2.671      2.001      1.514      1.259      1.024
  End of Period....................     2.054      2.768      3.417      2.671      2.001      1.514      1.259
Number of Units Outstanding at End
 of Period (in thousands)..........   130,588    144,445    136,939    121,005     96,643     62,633     47,078

AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period..............     2.329      2.650      2.270      1.978      1.638      1.370      1.066
  End of Period....................     2.026      2.329      2.650      2.270      1.978      1.638      1.370
Number of Units Outstanding at End
 of Period (in thousands)..........   116,092    139,100    132,428    119,107    103,543     82,434     63,841

AIT SELECT INTERNATIONAL EQUTIY
 FUND
Unit Value:
  Beginning of Period..............     1.869      2.084      1.605      1.398      1.355      1.127      0.956
  End of Period....................     1.445      1.869      2.084      1.605      1.398      1.355      1.127
Number of Units Outstanding at End
 of Period (in thousands)..........   144,032    143,187    129,946    130,011    115,585     77,485     37,680

AIT SELECT INVESTMENT GRADE INCOME
 FUND
Unit Value:
  Beginning of Period..............     1.728      1.590      1.629      1.530      1.418      1.390      1.073
  End of Period....................     1.838      1.728      1.590      1.629      1.530      1.418      1.390
Number of Units Outstanding at End
 of Period (in thousands)..........   108,332     91,834    106,780    102,088     86,816     79,054     69,168

AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period..............     0.693      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.483      0.693        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     7,817      2,673        N/A        N/A        N/A        N/A        N/A

AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period..............     1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.035        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    16,327        N/A        N/A        N/A        N/A        N/A        N/A

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period..............     2.427      1.889      2.011      1.945      1.580      1.249      1.075
  End of Period....................     2.695      2.427      1.889      2.011      1.945      1.580      1.249
Number of Units Outstanding at End
 of Period (in thousands)..........    75,512     84,657    103,456     99,750     85,126     60,145     43,433

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..............    1.055      1.058      1.000
  End of Period....................    1.024      1.055      1.058
Number of Units Outstanding at End
 of Period (in thousands)..........   38,415     26,064      3,039
AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period..............    1.074      0.987      1.000
  End of Period....................    1.066      1.074      0.987
Number of Units Outstanding at End
 of Period (in thousands)..........   51,098     31,846      4,711
AIT SELECT INTERNATIONAL EQUTIY
 FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.956        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   12,530        N/A        N/A
AIT SELECT INVESTMENT GRADE INCOME
 FUND
Unit Value:
  Beginning of Period..............    1.250      1.145      1.073
  End of Period....................    1.196      1.250      1.145
Number of Units Outstanding at End
 of Period (in thousands)..........   57,454     48,488     15,428
AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period..............    1.167      1.000        N/A
  End of Period....................    1.075      1.167        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   33,049      9,902        N/A

                                   APPENDIX F
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............     0.910      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.663      0.910        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    73,596     34,003        N/A        N/A        N/A        N/A        N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..............     1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.859        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     2,783        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..............     0.883      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.761      0.883        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    54,115     35,152        N/A        N/A        N/A        N/A        N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN SMALL CAP VALUE
 PORTFOLIO
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN SMALL CAP VALUE
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX F
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
ALLIANCE GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.053      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.039      1.053        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   107,903     26,264        N/A        N/A        N/A        N/A        N/A

ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............     0.807      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.657      0.807        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    89,664     41,877        N/A        N/A        N/A        N/A        N/A

DELAWARE VIP GROWTH OPPORTUNITIES
 SERIES
Unit Value:
  Beginning of Period..............     0.862      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.714      0.862        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    26,111     20,348        N/A        N/A        N/A        N/A        N/A

DELAWARE VIP INTERNATIONAL VALUE
 EQUITY SERIES
Unit Value:
  Beginning of Period..............     1.962      1.000      1.736      1.596      1.519      1.284      1.143
  End of Period....................     1.685      1.962      1.980      1.736      1.596      1.519      1.284
Number of Units Outstanding at End
 of Period (in thousands)..........    45,358     57,144     63,396     68,279     62,134     44,416     34,692

EATON VANCE VT FLOATING RATE-INCOME
 FUND
Unit Value:
  Beginning of Period..............     1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.003        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     5,031        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............     3.479      1.000      3.107      2.824      2.236      1.185      1.490
  End of Period....................     3.259      3.479      3.256      3.107      2.824      2.236      1.185
Number of Units Outstanding at End
 of Period (in thousands)..........   155,830    160,638    188,374    187,989    180,001    167,000    139,145

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............     4.261      1.000      3.586      2.608      2.143      1.895      1.419
  End of Period....................     3.458      4.261      4.857      3.586      2.608      2.143      1.895
Number of Units Outstanding at End
 of Period (in thousands)..........   145,454    165,188    160,262    149,009    148,211    142,450    116,485

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
ALLIANCE GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP GROWTH OPPORTUNITIES
 SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP INTERNATIONAL VALUE
 EQUITY SERIES
Unit Value:
  Beginning of Period..............    1.129      1.000        N/A
  End of Period....................    1.143      1.129        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   26,924      6,681        N/A
EATON VANCE VT FLOATING RATE-INCOME
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.412      1.211      1.051
  End of Period....................    1.490      1.412      1.211
Number of Units Outstanding at End
 of Period (in thousands)..........  104,356     61,264     17,855
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    1.440      1.224      1.135
  End of Period....................    1.419      1.440      1.224
Number of Units Outstanding at End
 of Period (in thousands)..........   90,717     49,136     18,253

                                   APPENDIX F
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............     1.745      1.000      2.142      2.272      1.958      1.743      1.465
  End of Period....................     1.518      1.745      2.284      2.142      2.272      1.958      1.743
Number of Units Outstanding at End
 of Period (in thousands)..........    75,143     89,452     97,498     97,829     76,343     53,956     38,042

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..............     2.033      1.000      1.814      1.632      1.484      1.330      1.230
  End of Period....................     1.579      2.033      2.550      1.814      1.632      1.484      1.330
Number of Units Outstanding at End
 of Period (in thousands)..........    63,236     72,650     58,821     59,052     56,689     63,050     65,256

FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.779      1.000      1.717      1.514      1.273      1.127      0.977
  End of Period....................     1.682      1.779      1.879      1.717      1.514      1.273      1.127
Number of Units Outstanding at End
 of Period (in thousands)..........    56,014     69,447     78,861     69,704      55551      42415      33444

FIDELITY VIP II
 CONTRAFUND-REGISTERED TRADEMARK-
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.946        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     6,027        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III GROWTH
 OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period..............     0.884      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.744      0.884        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     8,713      4,701        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III VALUE STRATEGIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............    1.510      1.270      1.047
  End of Period....................    1.465      1.510      1.270
Number of Units Outstanding at End
 of Period (in thousands)..........   27,041     13,583      3,625
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..............    1.226      0.906      1.030
  End of Period....................    1.230      1.226      0.906
Number of Units Outstanding at End
 of Period (in thousands)..........   59,774     25,395      6,728
FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.977        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    20720        N/A        N/A
FIDELITY VIP II
 CONTRAFUND-REGISTERED TRADEMARK-
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP III GROWTH
 OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP III VALUE STRATEGIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX F
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
FT VIP FRANKLIN GROWTH AND INCOME
 SECURITIES FUND
Unit Value:
  Beginning of Period..............     1.192      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.947      1.192        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     5,654      1,498        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..............     0.854      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.713      0.854        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    59,750     39,455        N/A        N/A        N/A        N/A        N/A

FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value: Beginning of Period....       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES
 FUND
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..............     1.113      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.959      1.113        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    30,205     17,623        N/A        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............     0.855      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.767      0.855        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    67,633     45,951        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
FT VIP FRANKLIN GROWTH AND INCOME
 SECURITIES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value: Beginning of Period....      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP TEMPLETON FOREIGN SECURITIES
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX F
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
JANUS ASPEN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............     0.900      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.633      0.900        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   110,027     40,227        N/A        N/A        N/A        N/A        N/A

MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS UTILITIES SERIES
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
JANUS ASPEN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS UTILITIES SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                                   APPENDIX F
                  CONDENSED FINANCIAL INFORMATION (CONTINUED)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                               YEAR ENDED DECEMBER 31ST
                                      --------------------------------------------------------------------------
SUB-ACCOUNTS                            2001       2000       1999       1998       1997       1996       1995
------------                          --------   --------   --------   --------   --------   --------   --------
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A
OPPENHEIMER MAIN STREET GROWTH &
 INCOME FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A
OPPENHEIMER MULTIPLE STRATEGIES
 FUND/VA
Unit Value:
  Beginning of Period..............       N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........       N/A        N/A        N/A        N/A        N/A        N/A        N/A
PIONEER EMERGING MARKETS VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............     0.758      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.692      0.758        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     8,741      6,325        N/A        N/A        N/A        N/A        N/A
PIONEER REAL ESTATE SHARES VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.007      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.067      1.007        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........     6,162      1,505        N/A        N/A        N/A        N/A        N/A
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............     0.726      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     0.484      0.726        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    61,599     39,623        N/A        N/A        N/A        N/A        N/A
SVS DREMAN FINANCIAL SERVICES
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.216      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................     1.141      1.216        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    12,847      8,123        N/A        N/A        N/A        N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period..............     1.485      1.000      1.396      1.222      1.203      1.064      1.000
  End of Period....................     1.138      1.485      1.834      1.396      1.222      1.203      1.064
Number of Units Outstanding at End
 of Period (in thousands)..........   115,669     77,533     68,032     68,367     59,832     35,915     10,882

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNTS                           1994       1993       1992
------------                         --------   --------   --------
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER MAIN STREET GROWTH &
 INCOME FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER MULTIPLE STRATEGIES
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
PIONEER EMERGING MARKETS VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
PIONEER REAL ESTATE SHARES VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
SVS DREMAN FINANCIAL SERVICES
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

SUB-ACCOUNTS                                  2001       2000       1999       1998       1997       1996       1995       1994
------------                                --------   --------   --------   --------   --------   --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period.....................    2.655      2.977      2.336      1.986      1.610      1.359      1.037      1.000
  End of Period...........................    2.175      2.655      2.977      2.336      1.986      1.610      1.359      1.037
Number of Units Outstanding at End of
 Period (in thousands)....................   10,745     11,654     10,700      9,224      7,404      4,652      2,436        947

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period.....................    2.943      3.282      2.766      2.187      1.675      1.390      1.035      1.000
  End of Period...........................    2.552      2.943      3.282      2.766      2.187      1.675      1.390      1.035
Number of Units Outstanding at End of
 Period (in thousands)....................   11,959     12,588     11,440      8,479      5,712       2417        947        189

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period.....................    1.363      1.257      1.273      1.199      1.136      1.113      0.998      1.000
  End of Period...........................    1.446      1.363      1.257      1.273      1.199      1.136      1.113      0.998
Number of Units Outstanding at End of
 Period (in thousands)....................    5,459      3,312      4,118      2,605      1,694      1,629      1,098        363

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period.....................    1.299      1.239      1.195      1.149      1.105      1.064      1.020      1.000
  End of Period...........................    1.335      1.299      1.239      1.195      1.149      1.105      1.064      1.020
Number of Units Outstanding at End of
 Period (in thousands)....................   16,153     11,842     10,044      8,683      8,628      7,379      4,194      1,837

AIT SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.....................    2.021      2.718      1.989      1.825      1.560      1.335      1.023      1.000
  End of Period...........................    1.561      2.021      2.718      1.989      1.825      1.560      1.335      1.023
Number of Units Outstanding at End of
 Period (in thousands)....................   12,126     13,313     11,108     10,282      7,947      5,681      2,907      1,211

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period.....................    2.438      2.316      1.875      1.670      1.482      1.115      1.000        N/A
  End of Period...........................    2.375      2.438      2.316      1.875      1.670      1.482      1.115        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    6,280      7,028      6,678      5,947      5,197      3,849      1,069        N/A

AIT SELECT EMERGING MARKETS FUND
Unit Value:
  Beginning of Period.....................    0.743      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period...........................    0.666      0.743        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................      487        524        N/A        N/A        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period.......................................    2.856      3.525      2.756      2.064      1.562      1.229
  End of Period.............................................    2.119      2.856      3.525      2.756      2.064      1.562
Number of Units Outstanding at End of Period (in
 thousands).................................................   11,268     12,442     11,455      8,389      5,589      2,645

AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period.......................................    2.250      2.559      2.193      1.911      1.582      1.324
  End of Period.............................................    1.956      2.250      2.559      2.193      1.911      1.582
Number of Units Outstanding at End of Period (in
 thousands).................................................    9,148     10,295      8,958      7,519      6,124      3,759

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period.......................................    1.869      2.084      1.605      1.398      1.355      1.128
  End of Period.............................................    1.446      1.869      2.084      1.605      1.398      1.355
Number of Units Outstanding at End of Period (in
 thousands).................................................   11,030     11,747     10,841      9,713      8,076      5,068

AIT SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period.......................................    1.431      1.316      1.348      1.267      1.174      1.151
  End of Period.............................................    1.522      1.431      1.316      1.348      1.267      1.174
Number of Units Outstanding at End of Period (in
 thousands).................................................    6,463      5,053      5,686      5,160      3,889      2,854

AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period.......................................    0.693      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.483      0.693        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      416        352        N/A        N/A        N/A        N/A

AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period.......................................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................    1.035        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      205        N/A        N/A        N/A        N/A        N/A

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period.......................................    2.201      1.712      1.823      1.764      1.433      1.131
  End of Period.............................................    2.444      2.201      1.712      1.823      1.764      1.433
Number of Units Outstanding at End of Period (in
 thousands).................................................    8,159      7,745      8,309      7,243      5,466      3,037

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.......................................    0.910      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.663      0.910        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    3,832      2,495        N/A        N/A        N/A        N/A

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period.......................................    1.057      1.000
  End of Period.............................................    1.229      1.057
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,278        406
AIT SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period.......................................    1.030      1.000
  End of Period.............................................    1.324      1.030
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,173        832
AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period.......................................    0.956      1.000
  End of Period.............................................    1.128      0.956
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,093        446
AIT SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period.......................................    0.990      1.000
  End of Period.............................................    1.151      0.990
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,677      1,677
AIT SELECT STRATEGIC GROWTH FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIT SELECT STRATEGIC INCOME FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period.......................................    0.975      1.000
  End of Period.............................................    1.131      0.975
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,614        795
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period.......................................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................    0.859        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................       91        N/A        N/A        N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period.......................................    0.883      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.761      0.883        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,914      3,008        N/A        N/A        N/A        N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCE GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.053      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    1.039      1.053        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    7,873      1,999        N/A        N/A        N/A        N/A

ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.807      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.657      0.807        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    5,325      3,419        N/A        N/A        N/A        N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
ALLIANCE GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period.......................................    0.862      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.714      0.862        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,578      1,126        N/A        N/A        N/A        N/A

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Unit Value:
  Beginning of Period.......................................    1.704      1.720      1.508      1.387      1.319      1.115
  End of Period.............................................    1.464      1.704      1.720      1.508      1.387      1.319
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,207      4,193      4,560      4,148      3,266      2,023

EATON VANCE VT FLOATING RATE-INCOME FUND
Unit Value:
  Beginning of Period.......................................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................    1.003        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      560        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    2.506      2.345      2.238      2.034      1.610      1.430
  End of Period.............................................    2.347      2.506      2.345      2.238      2.034      1.610
Number of Units Outstanding at End of Period (in
 thousands).................................................   15,468     16,147     17,836     16,111     12,959      9,957

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    3.222      3.673      2.712      1.972      1.620      1.433
  End of Period.............................................    2.615      3.222      3.673      2.712      1.972      1.620
Number of Units Outstanding at End of Period (in
 thousands).................................................   16,960     18,614     16,528     13,035     11,575      9,342

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.185      1.551      1.455      1.543      1.330      1.184
  End of Period.............................................    1.031      1.185      1.551      1.455      1.543      1.330
Number of Units Outstanding at End of Period (in
 thousands).................................................   10,895     11,813     15,020     14,203      9,794      5,635

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.616      2.028      1.443      1.298      1.180      1.058
  End of Period.............................................    1.256      1.616      2.028      1.443      1.298      1.180
Number of Units Outstanding at End of Period (in
 thousands).................................................    5,677      6,095      4,796      4,358      3,601      3,114

FIDELITY VIP II ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.795      1.896      1.732      1.527      1.284      1.137
  End of Period.............................................    1.697      1.795      1.896      1.732      1.527      1.284
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,396      4,729      4,614      3,514      3,125      2,735

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Unit Value:
  Beginning of Period.......................................    0.993      1.000
  End of Period.............................................    1.115      0.993
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,304        667
EATON VANCE VT FLOATING RATE-INCOME FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.073      1.000
  End of Period.............................................    1.430      1.073
Number of Units Outstanding at End of Period (in
 thousands).................................................    5,738      2,214
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.073      1.000
  End of Period.............................................    1.433      1.073
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,952      1,944
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.995      1.000
  End of Period.............................................    1.184      0.995
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,530        985
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.978      1.000
  End of Period.............................................    1.058      0.978
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,804      1,697
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.985      1.000
  End of Period.............................................    1.137      0.985
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,025      1,240

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................    0.946        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      159        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.884      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.744      0.884        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      470        335        N/A        N/A        N/A        N/A

FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP III VALUE STRATEGIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN GROWTH AND INCOME SEURITIES FUND
Unit Value:
  Beginning of Period.......................................    1.192      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.947      1.192        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,191        466        N/A        N/A        N/A        N/A

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period.......................................    0.854      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.713      0.854        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    3,469      1,703        N/A        N/A        N/A        N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FIDELITY VIP III MID CAP PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FIDELITY VIP III VALUE STRATEGIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FT VIP FRANKLIN GROWTH AND INCOME SEURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

FT VIP TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A        N/A        N/A        N/A        N/A

INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period.......................................    1.113      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.959      1.113        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,406      2,421        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.855      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.633      0.855        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,723      2,991        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.900      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.767      0.900        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,789      3,175        N/A        N/A        N/A        N/A

MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

MFS UTILITIES SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
INVESCO VIF HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
MFS MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
MFS NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
MFS TOTAL RETURN SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
MFS UTILITIES SERIES
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

OPPENHEIMER CAPITAL APPRECIATION FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A        N/A        N/A        N/A        N/A
  End of Period.............................................      N/A        N/A        N/A        N/A        N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A        N/A        N/A        N/A        N/A

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.758      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.692      0.758        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,807        793        N/A        N/A        N/A        N/A

PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.007      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    1.067      1.007        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      968        253        N/A        N/A        N/A        N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    0.726      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    0.484      0.726        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    4,047      2,629        N/A        N/A        N/A        N/A

OPPENHEIMER CAPITAL APPRECIATION FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Units Outstanding at End of Period (in thousands)...........      N/A        N/A
PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.216      1.000        N/A        N/A        N/A        N/A
  End of Period.............................................    1.141      1.216        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,961      1,502        N/A        N/A        N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.485      1.834      1.396      1.222      1.203      1.064
  End of Period.............................................    1.138      1.485      1.834      1.396      1.222      1.203
Number of Units Outstanding at End of Period (in
 thousands).................................................    6,336      6,720      5,937      5,670      4,536      2,506

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period.......................................      N/A        N/A
  End of Period.............................................      N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000        N/A
  End of Period.............................................    1.064        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      542        N/A

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments in 2001.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001     2000      1999
 -------------                                    ------  --------  --------
 REVENUES
     Premiums...................................  $ 49.0  $   52.0  $1,006.6
     Universal life and investment product
       policy fees..............................   391.6     421.1     359.3
     Net investment income......................   433.2     421.4     556.9
     Net realized investment (losses) gains.....   (86.6)    (67.8)     99.7
     Other income...............................    86.1     101.3      95.5
                                                  ------  --------  --------
         Total revenues.........................   873.3     928.0   2,118.0
                                                  ------  --------  --------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   414.3     418.9   1,147.3
     Policy acquisition expenses................    77.5      83.4     243.3
     Losses on derivative instruments...........    35.2     --        --
     Restructuring costs........................    --        11.0     --
     Other operating expenses...................   321.2     272.0     346.4
                                                  ------  --------  --------
         Total benefits, losses and expenses....   848.2     785.3   1,737.0
                                                  ------  --------  --------
 Income from continuing operations before
  federal income taxes..........................    25.1     142.7     381.0
                                                  ------  --------  --------
 FEDERAL INCOME TAX (BENEFIT) EXPENSE
     Current....................................    (1.5)    (33.8)     88.7
     Deferred...................................   (13.0)     50.1       4.3
                                                  ------  --------  --------
         Total federal income tax expense.......   (14.5)     16.3      93.0
                                                  ------  --------  --------
 Income from continuing operations before
  minority interest.............................    39.6     126.4     288.0
     Minority interest..........................    --       --        (39.9)
                                                  ------  --------  --------
 Income from continuing operations..............    39.6     126.4     248.1
 Loss from operations of discontinued business
  (less applicable income tax benefit of
  $10.1)........................................    --       --        (17.2)

 Loss on disposal of group life and health
  business, including provision of $72.2 for
  operating losses during phase-out period (less
  applicable income tax benefit of $16.4).......    --       --        (30.5)

 Cumulative effect of change in accounting
  principle.....................................    (3.2)    --        --
                                                  ------  --------  --------
 Net income.....................................  $ 36.4  $  126.4  $  200.4
                                                  ======  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $5,955.5 and $4,766.6)............................  $ 6,057.1  $ 4,735.7
     Equity securities at fair value (cost of $44.2 and
       $44.1)                                                   37.1       57.1
     Mortgage loans......................................      226.6      617.6
     Policy loans........................................      379.6      381.3
     Real estate and other long-term investments.........      158.8      190.5
                                                           ---------  ---------
         Total investments...............................    6,859.2    5,982.2
                                                           ---------  ---------
   Cash and cash equivalents.............................      154.1      124.9
   Accrued investment income.............................       97.0       95.7
   Deferred policy acquisition costs.....................    1,588.4    1,424.3
   Reinsurance receivable on unpaid losses, benefits and
     unearned premiums...................................      431.5      467.1
   Premiums, accounts and notes receivable...............        2.7       27.8
   Other assets..........................................      356.1      253.5
   Separate account assets...............................   14,838.4   17,437.4
                                                           ---------  ---------
         Total assets....................................  $24,327.4  $25,812.9
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 4,099.6  $ 3,617.3
     Outstanding claims, losses and loss adjustment
       expenses..........................................      105.9      157.3
     Unearned premiums...................................        4.9        5.5
     Contractholder deposit funds and other policy
       liabilities.......................................    1,745.9    2,174.3
                                                           ---------  ---------
         Total policy liabilities and accruals...........    5,956.3    5,954.4
                                                           ---------  ---------
   Expenses and taxes payable............................      557.1      422.5
   Reinsurance premiums payable..........................       12.7       11.5
   Deferred federal income taxes.........................       24.7       26.6
   Trust instruments supported by funding obligations....    1,518.6      621.5
   Separate account liabilities..........................   14,838.4   17,437.4
                                                           ---------  ---------
         Total liabilities...............................   22,907.8   24,473.9
                                                           ---------  ---------
   Commitments and contingencies (Notes 14 and 19)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,001 shares issued and outstanding           5.0        5.0
   Additional paid-in capital............................      599.0      569.0
   Accumulated other comprehensive loss..................        5.5       (8.7)
   Retained earnings.....................................      810.1      773.7
                                                           ---------  ---------
         Total shareholder's equity......................    1,419.6    1,339.0
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $24,327.4  $25,812.9
                                                           =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001      2000      1999
 -------------                                    --------  --------  ---------
 COMMON STOCK...................................  $    5.0  $    5.0  $     5.0
                                                  --------  --------  ---------
 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     569.0     569.0      444.0
     Capital contribution from parent...........      30.0     --         125.0
                                                  --------  --------  ---------
     Balance at end of period...................     599.0     569.0      569.0
                                                  --------  --------  ---------

 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:..........................
     Balance at beginning of period.............      (8.7)    (14.9)     169.2
     (Depreciation) appreciation during the
       period:
       Net (depreciation) appreciation on
         available-for-sale securities and
         derivative instruments.................      45.7       9.6     (298.2)
       Benefit (provision) for deferred federal
         income taxes...........................     (16.0)     (3.4)     105.0
       Minority interest........................     --        --          31.8
     Distribution of subsidiaries (Note 3)......     --        --         (22.7)
                                                  --------  --------  ---------
                                                      29.7       6.2     (184.1)
                                                  --------  --------  ---------
     Balance at end of period...................      21.0      (8.7)     (14.9)
                                                  --------  --------  ---------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:
         Increase in minimum pension
           liability............................     (23.9)    --        --
         Benefit for deferred federal income
           taxes................................       8.4     --        --
                                                  --------  --------  ---------
                                                     (15.5)    --        --
                                                  --------  --------  ---------
     Balance at end of period...................     (15.5)    --        --
                                                  --------  --------  ---------
     Total accumulated other comprehensive
       income (loss)............................       5.5      (8.7)     (14.9)
                                                  --------  --------  ---------
 RETAINED EARNINGS
     Balance at beginning of period.............     773.7     647.3    1,698.3
     Net income.................................      36.4     126.4      200.4
     Distribution of subsidiaries (Note 3)......     --        --      (1,251.4)
                                                  --------  --------  ---------
     Balance at end of period...................     810.1     773.7      647.3
                                                  --------  --------  ---------
         Total shareholder's equity.............  $1,419.6  $1,339.0  $ 1,206.4
                                                  ========  ========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  -------
 Net income                                    $ 36.4  $126.4  $ 200.4
                                               ------  ------  -------
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities and
       derivative instruments................    45.7     9.6   (298.2)
     Increase in minimum pension liability...   (23.9)   --      --
     (Provision) benefit for deferred federal
       income taxes..........................    (7.6)   (3.4)   105.0
     Minority interest.......................    --      --       31.8
     Distribution of subsidiaries (Note 3)...    --      --      (22.7)
                                               ------  ------  -------
       Other comprehensive income (loss).....    14.2     6.2   (184.1)
                                               ------  ------  -------
 Comprehensive income........................  $ 50.6  $132.6  $  16.3
                                               ======  ======  =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   2001       2000       1999
 -------------                                 ---------  ---------  ---------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    36.4  $   126.4  $   200.4
     Adjustments to reconcile net income to
      net cash provided by operating
      activities:
         Minority interest...................     --         --           39.9
         Net realized losses (gains).........       86.6       67.8      (99.7)
         Losses on derivative instruments....       35.2     --         --
         Net amortization and depreciation...       20.3       18.2       31.5
         Deferred federal income taxes.......      (13.0)      50.1        4.3
         Loss from disposal of group life and
         health business.....................     --         --           30.5
         Change in deferred acquisition
         costs...............................     (171.9)    (215.1)    (184.1)
         Change in premiums and notes
         receivable, net of reinsurance
         payable.............................       26.3       47.7      (41.8)
         Change in accrued investment
         income..............................       (1.3)       4.2        8.2
         Change in policy liabilities and
         accruals, net.......................      417.7      (20.3)      (2.5)
         Change in reinsurance receivable....       35.6       13.7      (46.3)
         Change in expenses and taxes
         payable.............................      (31.7)     (86.2)      82.3
         Separate account activity, net......     --            0.7        5.5
         Other, net..........................       23.5      (10.6)      27.4
                                               ---------  ---------  ---------
             Net cash provided by (used in)
                operating activities.........      463.7       (3.4)      55.6
                                               ---------  ---------  ---------
 CASH FLOWS FROM INVESTING ACTIVITIES
         Proceeds from disposals and
         maturities of available-for-sale
         fixed maturities....................    1,793.9    1,561.6    2,662.0
         Proceeds from disposals of equity
         securities..........................       42.0        4.1      422.9
         Proceeds from disposals of other
         investments.........................       38.8       28.9       30.3
         Proceeds from mortgages sold,
         matured or collected................      309.3      119.2      131.2
         Purchase of available-for-sale fixed
         maturities..........................   (2,994.5)  (2,257.6)  (2,098.8)
         Purchase of equity securities.......      (11.1)     (16.2)     (78.9)
         Purchase of other investments.......      (21.2)    (128.0)    (140.6)
         Capital expenditures................      (31.2)     (13.2)     (29.2)
         Purchase of company owned life
         insurance...........................     --          (64.9)    --
         Distribution of subsidiaries........     --         --         (202.2)
         Other investing activities, net.....        7.0       (9.4)      (9.8)
                                               ---------  ---------  ---------
             Net cash (used in) provided by
                investing activities.........     (867.0)    (775.5)     686.9
                                               ---------  ---------  ---------
 CASH FLOWS FROM FINANCING ACTIVITIES
         Deposits and interest credited to
         contractholder deposit funds........      156.5      990.3    1,514.6
         Withdrawals from contractholder
         deposit funds.......................     (621.1)    (936.7)  (2,037.5)
         Deposits and interest credited to
         trust instruments supported by
         funding obligations.................    1,181.8      570.9       50.6
         Withdrawals from to trust
         instruments supported by funding
         obligations.........................     (284.7)    --         --
         Change in short-term debt...........     --         --         (180.9)
         Contribution from parent............     --         --           36.0
         Subsidiary treasury stock purchased,
         at cost.............................     --         --         (350.0)
                                               ---------  ---------  ---------
             Net cash provided by (used in)
                financing activities.........      432.5      624.5     (967.2)
                                               ---------  ---------  ---------
 Net change in cash and cash equivalents.....       29.2     (154.4)    (224.7)
 Cash and cash equivalents, beginning of
  period.....................................      124.9      279.3      504.0
                                               ---------  ---------  ---------
 Cash and cash equivalents, end of period....  $   154.1  $   124.9  $   279.3
                                               =========  =========  =========
 SUPPLEMENTAL CASH FLOW INFORMATION
 Interest paid...............................  $    (0.9) $    (1.9) $    (3.1)
 Income taxes received (paid)................  $     7.8  $    12.3  $   (24.0)

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of FAFLIC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, the consolidated financial statements of FAFLIC included the accounts of its wholly-owned life insurance subsidiary Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its non-insurance subsidiaries (principally brokerage and investment advisory services), Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") (an 84.5%-owned non-insurance holding company), and various other non-insurance subsidiaries.

Effective July 1, 1999, AFC made certain changes to its corporate structure (Note 3). These changes included the transfer of the Company's ownership of Allmerica P&C and its subsidiaries, as well as several other non-insurance subsidiaries from the Company to AFC. In exchange, AFC contributed capital to the Company and agreed to maintain the Company's statutory surplus at specified levels during the following 6 years. Comparability between current and prior period financial statements and footnotes has been significantly impacted by the Company's divestiture of these subsidiaries during 1999, as disclosed in Note 3.

Prior to the July 1, 1999 changes in AFC's corporate structure, minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, Hanover. Hanover's wholly-owned subsidiary is Citizens Corporation, the holding company for Citizens. Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The Company's operations primarily include two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as certain group retirement products. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in Guaranteed Investment Contracts ("GICs"). GICs, also referred to as funding agreements, are investment contracts which can contain either short-term or long-term maturities and are issued to institutional buyers or to various business or charitable trusts. Also, this segment is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholder's equity of the Company's insurance subsidiary, AFLIAC, is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

All significant inter-company accounts and transactions have been eliminated.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.  CLOSED BLOCK

The Company established and began operating a closed block ("the Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner ("the Insurance Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts and interest rate futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E.  DERIVATIVES AND HEDGING ACTIVITIES

All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair-value, cash-flow, or foreign currency hedge, or as a trading derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

H.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

I.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

J.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.5% to 6.0% for life insurance and 2.0% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

K.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

L.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

M.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

M.  NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 00-3, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEMUTUALIZATION AND FORMATIONS OF MUTUAL INSURANCE HOLDING COMPANIES AND FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS ("SoP No. 00-3"). SoP No. 00-3 requires that closed block assets, liabilities, revenues and expenses be displayed together with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. In addition, SoP No. 00-3 provides guidance on the accounting for participating contracts issued before and after the date of demutualization, recording of closed block earnings and related policyholder dividend liabilities, and the accounting treatment for expenses and equity balances at the date of demutualization. This statement is effective for fiscal years beginning after December 15, 2000. The adoption of SoP No. 00-3 did not have a material impact on the Company's financial position or results of operations.

In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement was effective for fiscal years beginning after June 15, 2000. The Company adopted Statement No. 133 on January 1, 2001. In accordance with the transition provision of the statement, the company recorded a $3.2 million charge, net of taxes, in earnings to recognize all derivative instruments at their fair values. This adjustment represents net losses that were previously deferred in other comprehensive income on derivative instruments that do not qualify for hedge accounting. The Company recorded an offsetting gain in other comprehensive income of $3.3 million, net of taxes, to recognize these derivative instruments.

N.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  DISCONTINUED OPERATIONS

During the second quarter of 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During the third quarter of 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in the Consolidated Statements of Income as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS -- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In the third quarter of 1999, the operating results from the discontinued segment were adjusted to reflect the recording of additional reserves related to accident claims from prior years. The Company also recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to a measurement date of June 30, 1999, approximately $11.5 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of approximately $27 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $84.6 million at December 31, 2001 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2001 and 2000, the discontinued segment had assets of approximately $397.6 million and $497.9 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $369.3 million and $460.0 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $34.4 million, $207.7 million and $367.0 million for the years ended December 31, 2001, 2000 and 1999, respectively.

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes included transfer of the Company's ownership of Allmerica P&C and all of its subsidiaries, as well as certain other non-insurance subsidiaries, from FAFLIC to AFC, referred to as the "distribution of subsidiaries". The Company retained its ownership of its primary insurance subsidiary, AFLIAC, and certain broker dealer and investment management and advisory subsidiaries. AFC contributed capital to FAFLIC in the amount of $125.0 million, consisting of cash and securities of $36.0 million and $89.0 million, respectively, and agreed to maintain the Company's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC for 2002 would require the prior approval of the Commonwealth of Massachusetts Insurance Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the subsidiaries transferred from FAFLIC on July 1, 1999 was $1,274.1 million. As of June 30, 1999, the transferred subsidiaries had total assets of $5,334.1 million, including cash and cash equivalents of $202.2 million, and total revenue of $1,196.5 million.

The Company's consolidated results of operations in 1999 include $107.2 million of net income associated with these subsidiaries through June 30, 1999. The unaudited pro forma information below presents consolidated results of operations as if the reorganization had occurred at the beginning of 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE (CONTINUED)

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the Company had the transfer occurred at the beginning on 1998, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999
-------------                                                 ------
Revenue.....................................................  $828.0
                                                              ======
Net realized capital losses included in revenue.............   (11.8)
                                                              ======
Income from continuing operations before taxes..............   192.1
Income taxes................................................    51.2
                                                              ------
Net income from continuing operations.......................   140.9
Loss from operations of discontinued business (less
 applicable income tax benefit of
 $10.4 million for the year ended December 31, 1999)........   (17.2)
Loss on disposal of group life and health business,
 including provision of $72.2 million
 for operating losses during phase-out period for the year
 ended December 31, 1999
 (less applicable income tax benefit of $16.4 million)......   (30.5)
                                                              ------
Net income..................................................  $ 93.2
                                                              ======

4.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $11.0 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. Approximately $1.9 million of this charge relates to severance and other employee related costs. Approximately $9.1 million of this charge relates to one-time project costs. As of December 31, 2000, the Company has made payments of approximately $9.1 million related to this restructuring plan, of which approximately $1.6 million relates to severance and other employee related costs.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated reinsurer. The reinsurance agreement provides accident year coverage for the three years 1999 to 2001 for the Company's property and casualty business, and is subject to cancellation or commutation annually at the Company's option. The program covers losses and allocated loss adjustment expenses, including those incurred but not yet reported, in excess of a specified whole account loss and allocated LAE ratio. The annual and aggregate coverage limits for losses and allocated LAE are $150.0 million. The effect of this agreement on results of operations in each reporting period is based on losses and allocated LAE ceded, reduced by a sliding scale premium of 50.0-67.5% depending on the size of the loss, and increased by a ceding commission of 20.0% of ceded premium. In addition, net investment income is reduced for amounts credited to the reinsurer. Prior to the AFC corporate reorganization, the Company recognized a net benefit of $16.9 million as a result of this agreement based on year-to-date and annual estimates of losses and allocated loss adjustment expenses for accident year 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   63.4     $  2.7      $  0.1    $   66.0
States and political subdivisions.......       2.9        0.2       --            3.1
Foreign governments.....................      23.1        1.6         0.2        24.5
Corporate fixed maturities..............   5,013.0      163.3        88.1     5,088.2
Mortgage-backed securities..............     853.1       25.6         3.4       875.3
                                          --------     ------      ------    --------
Total fixed maturities..................  $5,955.5     $193.4      $ 91.8    $6,057.1
                                          ========     ======      ======    ========
Equity securities.......................  $   44.2     $  1.7      $  8.8    $   37.1
                                          ========     ======      ======    ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   34.3     $  2.6      $--       $   36.9
States and political subdivisions.......      10.4        0.4       --           10.8
Foreign governments.....................      44.4        1.5         0.6        45.3
Corporate fixed maturities..............   4,162.6       99.7       148.4     4,113.9
Mortgage-backed securities..............     514.9       16.1         2.2       528.8
                                          --------     ------      ------    --------
Total fixed maturities..................  $4,766.6     $120.3      $151.2    $4,735.7
                                          ========     ======      ======    ========
Equity securities.......................  $   44.1     $ 20.2      $  7.2    $   57.1
                                          ========     ======      ======    ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of these assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $37.6 million and $21.6 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

Contractual fixed maturity investment commitments were not material at December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

A.  FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  483.4   $  491.4
Due after one year through five years.......................   2,682.6    2,764.7
Due after five years through ten years......................   1,584.3    1,598.2
Due after ten years.........................................   1,205.2    1,202.8
                                                              --------   --------
Total.......................................................  $5,955.5   $6,057.1

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. The carrying values of mortgage loans net of applicable reserves were $226.6 million and $617.6 million at December 31, 2001 and 2000, respectively. Reserves for mortgage loans were $2.7 million and $4.4 million at December 31, 2001 and 2000, respectively. During 2001, the Company received proceeds of $293.1 million as a result of the sale of $278.5 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

B.  MORTGAGE LOANS AND REAL ESTATE (CONTINUED)

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2001    2000
-------------                                                 ------  ------
Property type:
  Office building...........................................  $120.7  $318.9
  Retail....................................................    56.9   106.8
  Industrial/warehouse......................................    39.5   130.5
  Residential...............................................    11.5    54.8
  Other.....................................................     0.7    11.0
  Reserves..................................................    (2.7)   (4.4)
                                                              ------  ------
Total.......................................................  $226.6  $617.6
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 64.6  $159.7
  New England...............................................    46.0    70.4
  West South Central........................................    33.3    47.7
  Pacific...................................................    33.2   217.6
  East North Central........................................    27.1    63.4
  Middle Atlantic...........................................    10.4    35.8
  Other.....................................................    14.7    27.4
  Reserves..................................................    (2.7)   (4.4)
                                                              ------  ------
Total.......................................................  $226.6  $617.6
                                                              ======  ======

At December 31, 2001, scheduled mortgage loan maturities were as follows:
2002 -- $22.3 million; 2003 -- $29.0 million; 2004 -- $50.3 million; 2005 --
$16.8 million; 2006 -- $25.7 million and $82.5 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

Mortgage loans investment reserves of $2.7 million and $4.4 million at December 31, 2001 and 2000, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $12.1 million and $21.0 million, as of December 31, 2001, 2000 and 1999, respectively. Related interest income while such loans were impaired was $1.4 million and $2.1 million in 2000 and 1999, respectively. There was no interest income received in 2001 related to impaired loans.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate or foreign currency volatility. The operations of the Company are subject to risk resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the Company's asset/liability management activities is to provide maximum levels of net investment income while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company has developed an asset/liability management approach tailored to specific insurance or investment product objectives. The investment assets of the Company are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, management develops investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and its exposure to individual markets, borrowers, industries, and sectors.

The Company uses derivative financial instruments, primarily interest rate swaps and futures contracts, with indices that correlate to balance sheet instruments to modify its indicated net interest sensitivity to levels deemed to be appropriate. Specifically, for floating rate funding agreements that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts designed to pay fixed and receive floating interest. Under interest rate swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. Additionally, the Company uses exchange traded financial futures contracts to hedge against interest rate risk on anticipated guaranteed investment contract ("GIC") sales and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on fixed maturities reinvestments from the time of maturity until the purchase of new fixed maturities. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal risk of default.

As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as the Company's investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar and the Swiss Franc, Japanese Yen, British Pound and Euro. From time to time, the Company may also have exposure to other foreign currencies. To mitigate the short-term effect of changes in currency exchange rates, the Company regularly enters into foreign exchange swap contracts to hedge its net foreign currency exposure. Additionally, the Company enters into compound currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed income securities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements (CSA) with each counterparty. In general, the CSA sets a minimum threshold of $10 million of exposure that must be collateralized, although thresholds may vary by CSA. At December 31, 2001, collateral of $69.7 million in the form of cash, bonds and US Treasury notes were held by our counterparties related to these agreements.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

C.  DERIVATIVE INSTRUMENTS (CONTINUED)

The Company's derivative activities are monitored by management, who review portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with the Company's risk management strategy and with Company policies and procedures.

D.  FAIR VALUE HEDGES

The Company enters into compound foreign currency/interest rate swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. For the year ended December 31, 2001, the Company recognized a net gain of $0.3 million, reported as losses on derivative instruments in the Consolidated Statements of Income, which represented the ineffective portion of all fair value hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

E.  CASH FLOW HEDGES

The Company enters into various types of interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. The Company also purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. The Company uses U.S. Treasury Note futures to hedge this risk.

The Company also enters into foreign currency swap contracts to hedge foreign currency exposure on specific fixed income securities, as well as compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed maturities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate.

For the year ended December 31, 2001, the Company recognized a net loss of $35.5 million, reported as losses on derivative instruments in the Consolidated Statements of Income, which represented the total ineffectiveness of all cash flow hedges. This net loss included a total loss of $35.8 million related to ineffective hedges of floating rate funding agreements with put options allowing the policyholder to cancel the contract prior to maturity. During the fourth quarter of 2001, the Company reviewed the trend in put activity since inception of the funding agreement business in order to determine the ongoing effectiveness of the hedging relationship. Based upon the historical trend in put activity, as well as management's uncertainty about possible future events, the Company has determined that it is probable that some of the future variable cash flows of the funding agreements will not occur, and therefore the hedges were ineffective. The Company analyzed the future payments under each outstanding funding agreement, and determined the amount of payments that are probable of occurring versus those that are probable of not occurring. The total accumulated market value losses deferred in other comprehensive income related to the payments that are probable of not occurring, which totals $35.8 million, was reclassified to earnings during the fourth quarter of 2001. This loss includes $13.7 million of losses related to funding agreements that have already been put back to the Company, as well as $22.1 million of losses related to funding agreements that have not been put, but which management believes are probable of being put in the future. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

E.  CASH FLOW HEDGES (CONTINUED)

As of December 31, 2001, $79.5 million of the deferred net losses on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that (1) are expected to occur over the next twelve months and (2) will necessitate reclassifying to earnings these derivatives gains (losses) include (a) the re-pricing of variable rate trust instruments supported by funding obligations, (b) the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities, (c) the anticipated sale of GICs and other funding agreements, (d) the possible put or non-renewal of GICs and other funding agreements, and (e) the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate funding agreements) is 12 months.

F.  TRADING ACTIVITIES

The Company enters into insurance portfolio-linked, credit default, and other swap contracts for investment purposes. These products are not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore do not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with insurance portfolio -- linked swap contracts is the inability of the counterparty to meet its obligation. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. Under the other swap contract entered into for investment purposes, the Company agrees to exchange the difference between fixed and floating interest amounts calculated on an agreed upon notional principal amount. The primary risk associated with this swap contract is the counterpary credit risk.

As of December 31, 2001, the Company no longer held insurance portfolio-linked or credit default swap contracts. Net realized losses related to insurance portfolio-linked contracts was $4.3 million, $0.7 million and $0.2 million for the years ended December 31, 2001, 2000 and 1999, respectively. The fair values of insurance portfolio-linked swap contracts outstanding were immaterial at December 31, 2000.

The stated annual premium under credit default swap contracts is recognized currently in net investment income. There was no net increase to investment income related to credit default swap contracts for the year ended December 31, 2001; however, there was a net increase of $0.2 million and $0.4 million for the years ended December 31, 2000 and 1999, respectively.

The fair value of other swap contracts held for investment purposes was $(2.1) million and $(1.2) million at December 31, 2001 and 2000, respectively. The net decrease in net investment income related to this contract was $(0.7) million and $(0.1) million for the years ended December 31, 2001 and 2000, respectively. There was no net investment income related to this contract in 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS (CONTINUED)

G.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities and derivative instruments are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER(1)   TOTAL
-------------                                                 ----------  ------------  -------
2001
Net (depreciation) appreciation, beginning of year..........   $ (22.1)      $  13.4    $  (8.7)
                                                               -------       -------    -------
    Net appreciation (depreciation) on available-for-sale
      securities and derivative instruments.................      86.5         (21.1)      65.4
    Net depreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........     (19.7)       --          (19.7)
    (Provision) benefit for deferred federal income taxes...     (23.4)          7.4      (16.0)
                                                               -------       -------    -------
                                                                  43.4         (13.7)      29.7
                                                               -------       -------    -------
Net depreciation, end of year...............................      21.3          (0.3)      21.0
                                                               -------       -------    -------
2000
Net (depreciation) appreciation, beginning of year..........   $ (30.4)      $  15.5    $ (14.9)
                                                               -------       -------    -------
    Net appreciation (depreciation) on available-for-sale
      securities............................................      48.9          (3.2)      45.7
    Net depreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........     (36.1)       --          (36.1)
    (Provision) benefit for deferred federal income taxes...      (4.5)          1.1       (3.4)
                                                               -------       -------    -------
                                                                   8.3          (2.1)       6.2
                                                               -------       -------    -------
Net (depreciation) appreciation, end of year................   $ (22.1)      $  13.4    $  (8.7)
                                                               -------       -------    -------
1999
Net appreciation, beginning of year.........................   $  79.0       $  90.2    $ 169.2
                                                               -------       -------    -------
    Net depreciation on available-for-sale securities.......    (254.4)       (122.3)    (376.7)
    Net appreciation from the effect on deferred policy
      acquisition costs and on policy liabilities...........      78.5        --           78.5
    Benefit for deferred federal income taxes and minority
      interest..............................................      72.1          64.7      136.8
    Distribution of subsidiaries (See Note 3)...............      (5.6)        (17.1)     (22.7)
                                                               -------       -------    -------
                                                                (109.4)        (74.7)    (184.1)
                                                               -------       -------    -------
Net (depreciation) appreciation, end of year................   $ (30.4)      $  15.5    $ (14.9)
                                                               -------       -------    -------

(1) INCLUDES NET (DEPRECIATION) APPRECIATION ON OTHER INVESTMENTS OF $0.5 MILLION, $1.5 MILLION, AND $(1.1) MILLION, IN 2001, 2000 AND 1999, RESPECTIVELY.

H.  OTHER

At December 31, 2001 and 2000, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $389.7  $339.8  $452.8
Mortgage loans..............................................    42.0    52.1    56.1
Equity securities...........................................     1.4     1.1     1.7
Policy loans................................................    27.1    26.1    24.5
Derivatives.................................................   (48.0)   (5.6)   (6.7)
Other long-term investments.................................    20.8    11.3    14.9
Short-term investments......................................    12.4     8.1    27.1
                                                              ------  ------  ------
Gross investment income.....................................   445.4   432.9   570.4
Less investment expenses....................................   (12.2)  (11.5)  (13.5)
                                                              ------  ------  ------
Net investment income.......................................  $433.2  $421.4  $556.9
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $5.6 million and $2.9 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $7.3 million in 2001, and $1.6 million and $1.4 million in 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.7 million and $2.5 million in 2000 and 1999, respectively. Actual interest income on these loans included in net investment income aggregated $1.4 million and $1.8 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $2.7 million and $0.8 million which were non-income producing at December 31, 2001 and 2000, respectively.

Included in other long-term investments is income from limited partnerships of $9.1 million, $7.8 million and $6.6 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT LOSSES AND GAINS

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(88.0) $(77.1) $(52.6)
Mortgage loans..............................................    14.6     1.3     2.5
Equity securities...........................................    28.1     2.0   141.3
Derivatives.................................................   (32.9)    3.1    (0.2)
Other long-term investments.................................    (8.4)    2.9     8.7
                                                              ------  ------  ------
Net realized investment (losses) gains......................  $(86.6) $(67.8) $ 99.7
                                                              ======  ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

B.  NET REALIZED INVESTMENT LOSSES AND GAINS (CONTINUED)

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................    $1,044.4     $46.3  $ 26.8
Equity securities...........................................        39.3      29.7    --

2000
Fixed maturities............................................    $1,129.2     $ 4.0  $ 52.7
Equity securities...........................................         2.1       2.0    --

1999
Fixed maturities............................................    $1,546.8     $10.4  $ 28.9
Equity securities...........................................       421.2     149.0     7.6

The Company recognized losses of $113.1 million, $31.8 million and $30.7 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  -------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period,
 (net of tax (benefit) of $(5.0) in 2001, net of tax
 (benefit) in 2000 of $(21.5) million, including $22.7
 million resulting from the distribution of subsidiaries in
 1999, net of tax (benefit) and minority interest of
 $(103.3) million in 1999.).................................  $ (10.1) $(40.2) $(121.9)
Less: reclassification adjustment for (losses) gains
 included in net
 income (net of tax (benefit) of $(21.0) and $(24.9) million in 2001
 and 2000, respectively and net of tax and minority interest
 of $33.5 million in 1999)..................................    (38.9)  (46.4)    62.2
                                                              -------  ------  -------
Total available-for-sale securities.........................     28.8     6.2   (184.1)
                                                              -------  ------  -------
Unrealized depreciation on derivative instruments:
Unrealized holding losses arising during period, (net of tax
 benefit of $63.4 million in 2001)..........................   (117.7)   --      --
Less: reclassification adjustment for losses included in net
 income (net of tax benefit of $63.9 million in 2001).......   (118.6)   --      --
                                                              -------  ------  -------
Total derivative instruments................................      0.9
                                                              -------  ------  -------
Net unrealized appreciation (depreciation) on investments...  $  29.7  $  6.2  $(184.1)
                                                              =======  ======  =======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Prior to the implementation of Statement No. 133 on January 1, 2001, the Company included swap contracts used to hedge fixed maturities in the fair value of fixed maturities. The Company held swap contracts with a fair value of $(47.7) million at December 31, 2000. At December 31, 2001, these swap contracts are carried on the Consolidated Balance Sheets at fair value.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

DERIVATIVE INSTRUMENTS

Fair values are estimated by independent pricing sources.

COMPANY OWNED LIFE INSURANCE

Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS (CONTINUED)
TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                2000
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  154.1  $  154.1  $  124.9  $  124.9
  Fixed maturities..........................................   6,057.1   6,057.1   4,735.7   4,735.7
  Equity securities.........................................      37.1      37.1      57.1      57.1
  Mortgage loans............................................     226.6     235.6     617.6     640.6
  Policy loans..............................................     379.6     379.6     381.3     381.3
  Derivatives...............................................      73.3      73.3      88.7      88.7
  Company owned life insurance..............................      67.3      67.3      65.6      65.6
                                                              --------  --------  --------  --------
                                                              $6,995.1  $7,004.1  $6,070.9  $6,093.9
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Guaranteed investment contracts...........................  $1,171.1  $1,174.1  $1,636.5  $1,663.3
  Derivatives...............................................     180.3     180.3      11.8      11.8
  Supplemental contracts without life contingencies.........      57.3      57.3      40.7      40.7
  Dividend accumulations....................................      88.8      88.8      88.5      88.5
  Other individual contract deposit funds...................      50.4      50.4      45.0      44.9
  Other group contract deposit funds........................     213.4     212.4     323.1     319.0
  Individual fixed annuity contracts........................   1,686.2   1,621.3   1,026.1     991.7
  Trust instruments supported by funding obligations........   1,518.6   1,534.0     621.5     620.5
                                                              --------  --------  --------  --------
                                                              $4,966.1  $4,918.6  $3,793.2  $3,780.4
                                                              ========  ========  ========  ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2001 and 2000 and for the periods ended December 31, 2001, 2000 and 1999 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                 2001    2000
-------------                                                                ------  ------
Assets
  Fixed maturities, at fair value (amortized cost of $498.1 and $400.3, respectively)..........................................................  $504.2  $397.5
  Mortgage loans...........................................................    55.7   144.9
  Policy loans.............................................................   182.1   191.7
  Cash and cash equivalents................................................     9.2     1.9
  Accrued investment income................................................    14.6    14.6
  Deferred policy acquisition costs........................................    10.4    11.0
  Other assets.............................................................     6.2     6.4
                                                                             ------  ------
Total assets...............................................................  $782.4  $768.0
                                                                             ======  ======
Liabilities
  Policy liabilities and accruals..........................................   798.2   808.9
  Policyholder dividends...................................................    30.7    20.0
  Other liabilities........................................................     7.0     0.8
                                                                             ------  ------
Total liabilities..........................................................  $835.9  $829.7
                                                                             ------  ------
Excess of Closed Block liabilities over assets designated to the Closed
 Block.....................................................................  $ 53.5  $ 61.7
Amounts included in accumulated other comprehensive income: Net unrealized investment losses, net of deferred federal income tax benefit of $8.8
 million and $1.3 million, respectively....................................   (16.4)   (2.5)
                                                                             ------  ------
Maximum future earnings to be recognized from Closed Block assets and liabilities...............................................................  $ 37.1  $ 59.2
                                                                             ======  ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2001   2000    1999
-------------                                                                -----  -----  ------
Revenues
  Premiums and other income................................................  $47.2  $49.9  $ 52.1
  Net investment income....................................................   54.1   53.6    53.8
  Realized investment losses...............................................   (2.2)  (5.4)   (0.6)
                                                                             -----  -----  ------
Total revenues.............................................................   99.1   98.1   105.3
                                                                             -----  -----  ------
Benefits and expenses
  Policy benefits..........................................................   83.1   89.5    88.9
  Policy acquisition expenses..............................................    0.6    2.1     2.5
  Other operating expenses.................................................   --      0.2     0.1
                                                                             -----  -----  ------
Total benefits and expenses................................................  $83.7  $91.8  $ 91.5
                                                                             -----  -----  ------
Contribution from the Closed Block.........................................  $15.4  $ 6.3  $ 13.8
                                                                             =====  =====  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  CLOSED BLOCK (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001     2000     1999
-------------                                                 -------  -------  -------
Cash flows
  Cash flows from operating activities:
  Contribution from the Closed Block........................  $  15.4  $   6.3  $  13.8
  Change in:
    Deferred policy acquisition costs, net..................      0.6      2.1      2.5
    Policy liabilities and accruals.........................    (12.3)   (12.0)   (13.1)
    Other assets............................................      2.1      5.3     (8.2)
    Expenses and taxes payable..............................     (0.2)   (10.1)    (2.9)
    Other, net..............................................      2.5      5.3      0.8
                                                              -------  -------  -------
  Net cash provided by (used in) operating activities.......      8.1     (3.1)    (7.1)
  Cash flows from investing activities:
    Sales, maturities and repayments of investments.........    136.8    133.3    139.0
    Purchases of investments................................   (147.2)  (160.3)  (128.5)
    Other, net..............................................      9.6      9.4      9.8
                                                              -------  -------  -------
Net cash (used in) provided by investing activities.........     (0.8)   (17.6)    20.3
                                                              -------  -------  -------
Net increase (decrease) in cash and cash equivalents........      7.3    (20.7)    13.2
Cash and cash equivalents, beginning of year................      1.9     22.6      9.4
                                                              -------  -------  -------
Cash and cash equivalents, end of year......................  $   9.2  $   1.9  $  22.6
                                                              =======  =======  =======

There were no reserves on mortgage loans at December 31, 2001, 2000 and 1999, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Federal income tax expense (benefit)
  Current...................................................  $ (1.5) $(33.8) $88.7
  Deferred..................................................   (13.0)   50.1    4.3
                                                              ------  ------  -----
Total.......................................................  $(14.5) $ 16.3  $93.0
                                                              ======  ======  =====

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001     2000    1999
-------------                                                 --------  ------  ------
Expected federal income tax expense.........................   $  8.8   $ 49.9  $133.4
  Tax-exempt interest.......................................    --        --     (24.2)
  Dividend received deduction...............................     (8.9)    (6.9)   --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................    --       (13.3)   --
  Changes in tax reserve estimates..........................     (1.4)    (4.0)   (8.7)
  Tax credits...............................................    (10.8)   (10.3)   (8.5)
  Other, net................................................     (2.2)     0.9     1.0
                                                               ------   ------  ------
Federal income tax expense..................................   $(14.5)  $ 16.3  $ 93.0
                                                               ======   ======  ======

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Deferred tax liabilities (assets)
  Tax credit carryforwards..................................  $ (53.1)   $ (20.2)
  Insurance reserves........................................   (204.2)    (264.9)
  Deferred acquisition costs................................    448.5      416.8
  Employee benefit plans....................................    (58.3)     (51.6)
  Investments, net..........................................    (39.4)     (29.8)
  Litigation reserve........................................     (1.9)      (8.1)
  Discontinued operations...................................    (14.2)     (11.9)
  Loss carryforwards........................................    (58.8)      (9.5)
  Other, net................................................      6.1        5.8
                                                              -------    -------
Deferred tax liability, net.................................  $  24.7    $  26.6
                                                              =======    =======

Gross deferred income tax assets totaled $972.8 million and $471.0 millions at December 31, 2001 and 2000, respectively. Gross deferred income tax liabilities totaled $997.5 million and $497.6 million at December 31, 2001 and 2000, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  FEDERAL INCOME TAXES (CONTINUED)

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards, low income housing credit carryforwards and foreign tax credit recoverable of $4.7 million, $41.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date, whereas the low income housing credit carryforwards will expire beginning in 2018 and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $152.7 million expiring in 2014 and capital loss carryforwards of $15.3 million expiring in 2005.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1992, 1993 and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

10.  PENSION PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple benefit plans to employees and agents of these affiliated Companies, including retirement plans. The salaries of employees and agents covered by these plans and the expenses of these plans are charged to the affiliated Companies in accordance with an inter-company cost sharing agreement.

FAFLIC provides retirement benefits to substantially all of its employees under defined benefit pension plans. These plans are based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 2001 allocation was based on 5.0%, and the 2000 and 1999 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grand-fathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Service cost -- benefits earned during the year.............   $ 14.7     $ 18.5     $ 19.3
Interest cost...............................................     30.9       28.6       26.5
Expected return on plan assets..............................    (39.6)     (43.1)     (38.9)
Recognized net actuarial gain...............................     (0.4)     (11.2)      (0.4)
Amortization of transition asset............................     (2.2)      (2.2)      (2.3)
Amortization of prior service cost..........................     (3.1)      (3.1)      (3.3)
                                                               ------     ------     ------
  Net periodic pension cost (benefit).......................   $  0.3     $(12.5)    $  0.9
                                                               ======     ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  PENSION PLANS (CONTINUED)

The Company, allocated approximately $.2 million and $(6.5) million of the net periodic pension (benefit) cost to its affiliated companies in 2001 and 2000, respectively.

The following table summarizes the status of the plan. At December 31, 2001 and 2000, the projected benefit obligations exceeded the plans' assets. During the fourth quarter of 2001, the Company recorded a $64.8 million dollar increase in its minimum pension liability related to its qualified pension plan, of which $40.9 million was allocated to affiliates. This is reflected as an adjustment to accumulated other comprehensive income in accordance with Financial Accounting Standard, No. 130, "Reporting Comprehensive Income" and primarily reflects the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan, as determined by the Company's market value of assets held by the plan due to a general decline in the equity markets.

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Change in benefit obligations:
  Projected benefit obligation at beginning of year.........  $ 450.9     $392.7
  Service cost -- benefits earned during the year...........     14.7       18.5
  Interest cost.............................................     30.9       28.6
  Actuarial losses (gains)..................................     12.4       37.7
  Benefits paid.............................................    (25.7)     (26.6)
                                                              -------     ------
    Projected benefit obligation at end of year.............    483.2      450.9
                                                              -------     ------
Change in plan assets:
  Fair value of plan assets at beginning of year............    441.5      470.6
  Actual return on plan assets..............................    (51.5)      (2.5)
  Benefits paid.............................................    (25.7)     (26.6)
                                                              -------     ------
    Fair value of plan assets at end of year................    364.3      441.5
                                                              -------     ------
  Funded status of the plan.................................   (118.9)      (9.4)
  Unrecognized transition obligation........................    (17.2)     (19.4)
  Unamortized prior service cost............................     (1.7)      (8.9)
  Unrecognized net actuarial losses (gains).................     27.6       (6.4)
                                                              -------     ------
    Net pension liability...................................  $(110.2)    $(44.1)
                                                              =======     ======

As a result of AFC's merger with Allmerica P&C, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $6.1 million and $7.5 million in 2001 and 2000, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on weighted average discount rates of 6.88% and 7.25% in 2001 and 2000, respectively, and the assumed long-term rate of return on plan assets was 9.5% in both 2001 and 2000. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels of 4.0% in 2001 and levels ranging from 5.0% to 5.5% in 2000. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares of AFC Common Stock at December 31, 2001 and 2000, with a market value of $35.5 million and $57.7 million at December 31, 2001 and 2000, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  PENSION PLANS (CONTINUED)

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2001, 2000 and 1999, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.7 million, $6.1 million and $5.9 million in 2001, 2000 and 1999, respectively. The Company allocated approximately $3.6 million and $2.4 million of the 401(k) expense to its affiliated companies in 2001 and 2000 respectively. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The plan expense in 2001, 2000 and 1999 was $3.3 million, $3.2 million and $3.1 million, respectively.

11.  OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective
January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2001       2000
-------------                                                 --------   --------
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning
  of year...................................................   $ 75.5     $ 66.8
Service cost................................................      2.3        1.9
Interest cost...............................................      4.9        4.9
Actuarial losses (gains)....................................     (1.2)       5.6
Benefits paid...............................................     (4.3)      (3.7)
                                                               ------     ------
  Accumulated postretirement benefit obligation at end of
    year....................................................     77.2       75.5
                                                               ------     ------
Fair value of plan assets at end of year....................    --         --
                                                               ------     ------
Funded status of the plan...................................    (77.2)     (75.5)
Unamortized prior service cost..............................     (5.4)      (7.6)
Unrecognized net actuarial gains............................     (8.4)      (7.7)
                                                               ------     ------
  Accumulated postretirement benefit costs..................    (91.0)    $(90.8)
                                                               ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  OTHER POSTRETIREMENT BENEFIT PLANS (CONTINUED)

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Service cost................................................   $  2.3     $  1.9     $  2.9
Interest cost...............................................      4.9        4.9        4.6
Actuarial (gains) losses....................................     (0.4)      (0.5)       0.1
Amortization of prior service cost..........................     (2.2)      (2.2)      (2.3)
                                                               ------     ------     ------
Net periodic postretirement benefit cost....................   $  4.6     $  4.1     $  5.3
                                                               ======     ======     ======

The Company allocated approximately $2.9 million and $2.1 million of the net periodic postretirement cost to its affiliated companies in 2001 and 2000 respectively.

As a result of AFC's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $3.2 million and $3.9 million in 2001 and 2000, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 2001, health care costs were assumed to increase 10% in 2002, declining thereafter until the ultimate rate of 5.0% is reached in 2010 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2001 by $4.6 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $0.6 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2001 by $4.0 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $0.5 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.88% and 7.25% at December 31, 2001 and 2000, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 4.0% for FAFLIC agents.

12.  RELATED PARTY TRANSACTIONS

FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions. Amounts charged by FAFLIC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $339.5 million, $300.3 million and $160.2 million in 2001, 2000 and 1999 respectively. The net amounts due from its affiliates for accrued expenses and various other liabilities and receivables were $87.3 million and $11.4 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, FAFLIC has allocated a $40.9 million minimum pension liability to its affiliates as of December 31, 2001.

In December 2001, the Company's parent, AFC, declared a $30.0 million contribution of capital consisting of approximately $23.3 million of fixed maturity securities and $6.7 million of cash paid in 2002.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  DIVIDEND RESTRICTIONS

Massachusetts and Delaware have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC and AFLIAC, respectively.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner ("the Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. As of July 1, 1999, FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, was transferred from FAFLIC to AFC. Under an agreement with the Commissioner any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commissioner. Accordingly, no dividends were declared by FAFLIC to AFC during 2001, 2000, or 1999. In addition, FAFLIC cannot pay dividends to AFC without prior approval from the Commissioner during 2002.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were declared by AFLIAC to FAFLIC during 2001, 2000, or 1999. During 2002, AFLIAC cannot pay dividends to FAFLIC without prior approval.

14.  SEGMENT INFORMATION

The Company offers Asset Accumulation financial products and services. Prior to the AFC corporate reorganization, the Company offered financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducted business principally in three operating segments. These segments were Risk Management, Allmerica Financial Services and Allmerica Asset Management. In accordance with Statement No. 131, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

In 1999, the Company reorganized its Property and Casualty business and Corporate Risk Management Services operations within the Risk Management segment. Under the new structure, the Risk Management segment manages its business through five distribution channels identified as Hanover North, Hanover South, Citizens Midwest, Allmerica Voluntary Benefits and Allmerica Specialty. During the second quarter of 1999, the Company approved a plan to exit its group life and health business, consisting of its EBS business, its AGU business and its reinsurance pool business. Results of operations from this business, relating to both the current and the prior periods, have been segregated and reported as a component of discontinued operations in the Consolidated Statements of Income. Operating results from this business were previously reported in the Allmerica Voluntary Benefits and Allmerica Specialty distribution channels. Prior to 1999, results of the group life and health business were included in the Corporate Risk Management Services segment, while all other Risk Management business was reflected in the Property and Casualty segment.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SEGMENT INFORMATION (CONTINUED)

The Risk Management segment's property and casualty business is offered primarily through the Hanover North, Hanover South and Citizens Midwest distribution channels utilizing the Company's independent agent network primarily in the Northeast, Midwest and Southeast United States, maintaining a strong regional focus. Allmerica Voluntary Benefits focuses on worksite distribution, which offers discounted property and casualty products through employer sponsored programs, and affinity group property and casualty business. Allmerica Specialty offers special niche property and casualty products in selected markets. On July 1, 1999, AFC made certain changes to its corporate structure as discussed in Note 3. As a result, FAFLIC distributed its interest in the property and casualty business after that date.

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as group retirement products, such as defined benefit and 401(k) plans and tax-sheltered annuities. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in GICs, such as long-term and short-term funding agreements. Short-term funding agreements are investment contracts issued to institutional buyers, such as money market funds, corporate cash management programs and securities lending collateral programs, which typically have short maturities and periodic interest rate resets based on an index such as LIBOR. Long-term funding agreements are investment contracts issued to various business or charitable trusts, which are used to support debt issued by the trust to foreign and domestic institutional buyers, such as banks, insurance companies and pension plans. These funding agreements have long maturities and may be issued with a fixed or variable interest rate based on an index such as LIBOR. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients. As a result of the aforementioned change in the AFC corporate structure, FAFLIC distributed its ownership of certain investment advisory business as of July 1, 1999.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax and pre-minority interest basis. Segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, discontinued operations, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income enhances understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  SEGMENT INFORMATION (CONTINUED)

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Segment revenues:
  Risk Management...........................................   $--       $  --      $1,075.2
  Asset Accumulation
    Allmerica Financial Services............................    816.4       858.1      799.0
    Allmerica Asset Management..............................    143.5       137.7      144.5
                                                               ------    --------   --------
        Subtotal............................................    959.9       995.8      943.5
                                                               ------    --------   --------
  Corporate.................................................    --          --           0.4
  Intersegment revenues.....................................    --          --          (0.8)
                                                               ------    --------   --------
    Total segment revenues including Closed Block...........    959.9       995.8    2,018.3
                                                               ------    --------   --------
  Adjustment to segment revenues:
      Net realized (losses) gains...........................    (86.6)      (67.8)      99.7
                                                               ------    --------   --------
    Total revenues..........................................   $873.3    $  928.0   $2,118.0
                                                               ======    ========   ========
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2001       2000       1999
-------------                                                     --------   --------   --------
Segment income (loss) before income taxes and minority interest:
  Risk Management.............................................     $--       $  --      $   86.3
  Asset Accumulation
    Allmerica Financial Services..............................      147.5       224.5      207.1
    Allmerica Asset Management................................       15.9        17.3       21.3
                                                                   ------    --------   --------
        Subtotal..............................................      163.4       241.8      314.7
                                                                   ------    --------   --------
  Corporate...................................................      (23.7)      (25.2)     (39.2)
                                                                   ------    --------   --------
    Segment income before income taxes and minority interest...     139.7       216.6      275.5
                                                                   ------    --------   --------
  Adjustments to segment income:
    Net realized investment gains, net of amortization........      (87.1)      (62.9)     105.5
    Sales practice litigation.................................        7.7
    Restructuring costs.......................................      --          (11.0)     --
    Losses on derivative instruments..........................      (35.2)      --         --
                                                                   ------    --------   --------
  Income before taxes and minority interest...................     $ 25.1    $  142.7   $  381.0
                                                                   ======    ========   ========

DECEMBER 31
(IN MILLIONS)                                       2001        2000        2001        2000
-------------                                     ---------   ---------   ---------   ---------
                                                   IDENTIFIABLE ASSETS    DEFERRED ACQUISITION
                                                                                  COSTS
Risk Management.................................  $   359.4   $   462.6   $    3.2    $    3.3
Asset Accumulation
  Allmerica Financial Services..................   21,163.0    23,129.0    1,585.2     1,420.8
  Allmerica Asset Management....................    2,805.0     2,221.3      --            0.2
                                                  ---------   ---------   --------    --------
      Total.....................................  $24,327.4   $25,812.9   $1,588.4    $1,424.3
                                                  =========   =========   ========    ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  LEASE COMMITMENTS

Rental expenses for operating leases, including those related to the discontinued operations of the Company, amounted to $11.4 million, $11.7 million and $22.2 million in 2001, 2000, and 1999, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2001, future minimum rental payments under non-cancelable operating leases were approximately $42.6 million, payable as follows: 2002 -- $17.2 million; 2003 --$12.6 million; 2004 -- $7.7 million; 2005 -- $3.5 million; and 2006 -- $1.6 million. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 2002.

16.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement (See Note 4). Prior to the AFC corporate reorganization, the Company was subject to concentration of risk with respect to this reinsurance agreement, which represented 10% or more of the Company's reinsurance business. Net premiums earned and losses and loss adjustment expenses ceded under this agreement in 1999 were $21.9 million and $35.0 million, respectively. In addition, the Company was subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company was required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by private insurers. These market mechanisms and pooling arrangements included the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). Prior to the AFC corporate reorganization, both CAR and MCCA represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company ceded a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1999 were $20.4 million and $21.4 million, respectively. The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1999 of $1.8 million and $30.6 million.

Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

16.  REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Life and accident and health insurance premiums:
  Direct....................................................   $ 86.5    $   92.3   $  106.2
  Assumed...................................................      0.7         0.7        0.7
  Ceded.....................................................    (38.2)      (41.0)     (50.6)
                                                               ------    --------   --------
Net premiums................................................   $ 49.0    $   52.0   $   56.3
                                                               ======    ========   ========
Property and casualty premiums written:
  Direct....................................................   $--       $  --      $1,089.0
  Assumed...................................................    --          --          27.3
  Ceded.....................................................    --          --        (135.4)
                                                               ------    --------   --------
Net premiums................................................   $--       $  --      $  980.9
                                                               ======    ========   ========
Property and casualty premiums earned:
  Direct....................................................   $--       $  --      $1,047.3
  Assumed...................................................    --          --          30.3
  Ceded.....................................................    --          --        (127.3)
                                                               ------    --------   --------
Net premiums................................................   $--       $  --      $  950.3
                                                               ======    ========   ========
Life insurance and other individual policy benefits, claims,
  Losses and loss adjustment expenses:
  Direct....................................................   $460.1    $  453.7   $  479.5
  Assumed...................................................      0.3         0.3        0.1
  Ceded.....................................................    (46.1)      (35.1)     (35.8)
                                                               ------    --------   --------
Net policy benefits, claims, losses and loss adjustment
  expenses..................................................   $414.3    $  418.9   $  443.8
                                                               ======    ========   ========
Property and casualty benefits, claims, losses and loss
  Adjustment expenses:
  Direct....................................................   $--       $  --      $  805.6
  Assumed...................................................    --          --          25.9
  Ceded.....................................................    --          --        (128.0)
                                                               ------    --------   --------
Net policy benefits, claims, losses, and loss adjustment
  expenses..................................................   $--       $  --      $  703.5
                                                               ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Balance at beginning of year                                  $1,424.3   $1,232.6   $1,011.9
  Acquisition expenses deferred.............................     275.4      297.0      421.3
  Amortized to expense during the year......................     (77.5)     (83.4)     (80.6)
  Adjustment for commission buyout program..................     (31.6)     --         --
  Adjustment for discontinued operations....................      (0.2)      (2.7)       3.4
  Adjustment to equity during the year......................      (2.0)     (19.2)      39.3
  Adjustment due to distribution of subsidiaries............     --         --        (162.7)
                                                              --------   --------   --------
Balance at end of year......................................  $1,588.4   $1,424.3   $1,232.6
                                                              ========   ========   ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

18.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, net of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $120.5 million, $184.7 million and $265.5 million at December 31, 2001, 2000 and 1999, respectively. Reinsurance recoverables related to this business were $343.0 million, $335.9 million and $335.7 million in 2001, 2000 and 1999, respectively. The decreases in 2001 and 2000 were primarily attributable to the continued run-off of the group accident and health business. Also, the decrease in 2000 was impacted by the Company's entrance into a reinsurance agreement which provided for the cession of the Company's long-term group disability reserves, partially offset by reserve strengthening in the reinsurance pool business.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES (CONTINUED)

The table below provides a reconciliation of the beginning and ending property and casualty reserve for unpaid losses and LAE as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999
-------------                                                 ---------
Reserve for losses and LAE, beginning of year...............  $ 2,597.3
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of current year..............      795.6
  Decrease in provision for insured events of prior years...      (96.1)
                                                              ---------
Total incurred losses and LAE...............................      699.5
                                                              ---------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current
    year....................................................      342.1
  Losses and LAE attributable to insured events of prior
    years...................................................      424.2
                                                              ---------
Total payments..............................................      766.3
                                                              ---------
Change in reinsurance recoverable on unpaid losses..........       44.3
Distribution of subsidiaries................................   (2,574.8)
                                                              ---------
Reserve for losses and LAE, end of year.....................  $  --
                                                              =========

As part of an ongoing process, the reserves have been re-estimated for all prior accident years and were decreased by $96.1 million in 1999.

Favorable development on prior years' loss reserves was $52.0 million for the year ended December 31, 1999. Favorable development on prior year's loss adjustment expense reserves was $44.1 million prior to the AFC corporate reorganization in 1999.

This favorable development reflected the Company's reserving philosophy consistently applied. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

19.  MINORITY INTEREST

As a result of the Company's divestiture of certain of its subsidiaries including its 84.5% ownership of the outstanding shares of the common stock of Allmerica P&C effective July 1, 1999, there is no minority interest reflected in the Consolidated Balance Sheets as of December 31, 2001 and 2000. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements through the period ended June 30, 1999

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. FAFLIC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $7.7 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, post retirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by state authorities. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $45.0 million. Included in this total adjustment is an increase in surplus of $49.7 million related to the establishment of deferred tax assets and reductions in surplus totaled $4.7 million and resulted from the change in valuations of post employment benefits and non-admitted assets.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   2001       2000       1999
-------------                                                 --------   --------   --------
Statutory Net Income (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $  322.6
  Life and Health Companies.................................    (44.9)     (43.6)      239.0

Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $  --
  Life and Health Companies.................................    377.9      528.5       590.1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Contractowners of Separate Account VA-K of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account VA-K of First Allmerica Financial Life Insurance Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

SEPARATE ACCOUNT VA-K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001


                                                                                            AIT           AIT           AIT
                                                                                            CORE         EQUITY      GOVERNMENT
                                                                                           EQUITY        INDEX          BOND
                                                                                        ------------  ------------   -----------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $ 23,362,697  $ 30,512,453   $ 7,895,600
Investments in shares of AIM Variable Insurance Funds                                              -             -             -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                     -             -             -
Investments in shares of Delaware Group Premium Fund  (Service Class)                              -             -             -
Investments in shares of Delaware Group Premium Fund                                               -             -             -
Investment in shares of Eaton Vance Variable Trust                                                 -             -             -
Investments in shares of Fidelity Variable Insurance Products Fund                                 -             -             -
Investment in shares of Fidelity Variable Insurance Products Fund II                               -             -             -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)            -             -             -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)           -             -             -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                      -             -             -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                              -             -             -
Investments in shares of Janus Aspen Series                                                        -             -             -
Investments in shares of Pioneer Variable Contracts Trust                                          -             -             -
Investments in shares of Scudder Variable Series II                                                -             -             -
Investment in shares of T. Rowe Price International Series, Inc.                                   -             -             -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                            7,603         5,886           235
                                                                                        ------------  ------------   -----------
    Total assets                                                                          23,370,300    30,518,339     7,895,835

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                -             -             -
                                                                                        ------------  ------------   -----------
    Net assets                                                                          $ 23,370,300  $ 30,518,339   $ 7,895,835
                                                                                        ============  ============   ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $ 23,366,273  $ 30,514,276   $ 7,891,861
  Allmerica Premier Choice                                                                         -             -             -
  Allmerica Premier Choice with Optional Rider                                                     -             -             -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                 4,027         4,063         3,974
                                                                                        ------------  ------------   -----------
                                                                                        $ 23,370,300  $ 30,518,339   $ 7,895,835
                                                                                        ============  ============   ===========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                    10,744,715    11,958,664     5,459,066
  Net asset value per unit, December 31, 2001                                           $   2.174676  $   2.551646   $  1.445643

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                         2,000         2,000         2,000
  Net asset value per unit, December 31, 2001                                           $   1.006749  $   1.015861   $  0.993399

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                         2,000         2,000         2,000
  Net asset value per unit, December 31, 2001                                           $   1.006631  $   1.015741   $  0.993283


                                                                                                          AIT           AIT
                                                                                                        SELECT         SELECT
                                                                                            AIT       AGGRESSIVE       CAPITAL
                                                                                        MONEY MARKET    GROWTH       APPRECIATION
                                                                                        ------------  -----------    ------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $ 21,566,423  $18,934,405    $ 14,922,948
Investments in shares of AIM Variable Insurance Funds                                              -            -               -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                     -            -               -
Investments in shares of Delaware Group Premium Fund  (Service Class)                              -            -               -
Investments in shares of Delaware Group Premium Fund                                               -            -               -
Investment in shares of Eaton Vance Variable Trust                                                 -            -               -
Investments in shares of Fidelity Variable Insurance Products Fund                                 -            -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                               -            -               -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)            -            -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)           -            -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                      -            -               -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                              -            -               -
Investments in shares of Janus Aspen Series                                                        -            -               -
Investments in shares of Pioneer Variable Contracts Trust                                          -            -               -
Investments in shares of Scudder Variable Series II                                                -            -               -
Investment in shares of T. Rowe Price International Series, Inc.                                   -            -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                -           75               -
                                                                                        ------------  -----------    ------------
    Total  assets                                                                         21,566,423   18,934,480      14,922,948

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                              172            -               -
                                                                                        ------------  -----------    ------------
    Net assets                                                                          $ 21,566,251  $18,934,480    $ 14,922,948
                                                                                        ============  ===========    ============
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $ 21,562,249  $18,930,414    $ 14,918,699
  Allmerica Premier Choice                                                                         -            -               -
  Allmerica Premier Choice with Optional Rider                                                     -            -               -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                 4,002        4,066           4,249
                                                                                        ------------  -----------    ------------
                                                                                        $ 21,566,251  $18,934,480    $ 14,922,948
                                                                                        ============  ===========    ============
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                    16,153,337   12,125,880       6,280,484
  Net asset value per unit, December 31, 2001                                           $   1.334848  $  1.561158    $   2.375406

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                         2,000        2,000           2,000
  Net asset value per unit, December 31, 2001                                           $   1.000528  $  1.016720    $   1.062367

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                         2,000        2,000           2,000
  Net asset value per unit, December 31, 2001                                           $   1.000398  $  1.016600    $   1.062242

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                           AIT                           AIT
                                                                                          SELECT           AIT          SELECT
                                                                                         EMERGING        SELECT         GROWTH
                                                                                         MARKETS         GROWTH       AND INCOME
                                                                                        ---------     ------------   ------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $ 328,340     $ 23,881,415   $ 17,896,187
Investments in shares of AIM Variable Insurance Funds                                           -                -              -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                  -                -              -
Investments in shares of Delaware Group Premium Fund  (Service Class)                           -                -              -
Investments in shares of Delaware Group Premium Fund                                            -                -              -
Investment in shares of Eaton Vance Variable Trust                                              -                -              -
Investments in shares of Fidelity Variable Insurance Products Fund                              -                -              -
Investment in shares of Fidelity Variable Insurance Products Fund II                            -                -              -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)         -                -              -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)        -                -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                   -                -              -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                           -                -              -
Investments in shares of Janus Aspen Series                                                     -                -              -
Investments in shares of Pioneer Variable Contracts Trust                                       -                -              -
Investments in shares of Scudder Variable Series II                                             -                -              -
Investment in shares of T. Rowe Price International Series, Inc.                                -                -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -               80          6,124
                                                                                        ---------     ------------   ------------
    Total assets                                                                          328,340       23,881,495     17,902,311

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -                -              -
                                                                                        ---------     ------------   ------------
    Net assets                                                                          $ 328,340     $ 23,881,495   $ 17,902,311
                                                                                        =========     ============   ============
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $ 324,128     $ 23,877,464   $ 17,898,246
  Allmerica Premier Choice                                                                      -                -              -
  Allmerica Premier Choice with Optional Rider                                                  -                -              -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                              4,212            4,031          4,065
                                                                                        ---------     ------------   ------------
                                                                                        $ 328,340     $ 23,881,495   $ 17,902,311
                                                                                        =========     ============   ============
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                    486,896       11,267,573      9,148,150
  Net asset value per unit, December 31, 2001                                           $0.665700     $   2.119131   $   1.956488

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                      2,000            2,000          2,000
  Net asset value per unit, December 31, 2001                                           $1.053197     $   1.007795   $   1.016256

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                      2,000            2,000          2,000
  Net asset value per unit, December 31, 2001                                           $1.053074     $   1.007676   $   1.016138


                                                                                             AIT             AIT             AIT
                                                                                            SELECT          SELECT         SELECT
                                                                                        INTERNATIONAL     INVESTMENT      STRATEGIC
                                                                                            EQUITY       GRADE INCOME      GROWTH
                                                                                        -------------    ------------     ---------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $  15,948,948    $ 9,839,333     $  205,326
Investments in shares of AIM Variable Insurance Funds                                               -              -              -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                      -              -              -
Investments in shares of Delaware Group Premium Fund  (Service Class)                               -              -              -
Investments in shares of Delaware Group Premium Fund                                                -              -              -
Investment in shares of Eaton Vance Variable Trust                                                  -              -              -
Investments in shares of Fidelity Variable Insurance Products Fund                                  -              -              -
Investment in shares of Fidelity Variable Insurance Products Fund II                                -              -              -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)             -              -              -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)            -              -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                       -              -              -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                               -              -              -
Investments in shares of Janus Aspen Series                                                         -              -              -
Investments in shares of Pioneer Variable Contracts Trust                                           -              -              -
Investments in shares of Scudder Variable Series II                                                 -              -              -
Investment in shares of T. Rowe Price International Series, Inc.                                    -              -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                 -            235              -
                                                                                        -------------    -----------     ----------
    Total assets                                                                           15,948,948      9,839,568        205,326

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                 -              -              -
                                                                                        -------------    -----------     ----------
    Net assets                                                                          $  15,948,948    $ 9,839,568     $  205,326
                                                                                        =============    ===========     ==========
NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                              $  15,944,827    $ 9,835,606     $  201,057
  Allmerica Premier Choice                                                                          -              -              -
  Allmerica Premier Choice with Optional Rider                                                      -              -              -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                  4,121          3,962          4,269
                                                                                        -------------    -----------     ----------
                                                                                        $  15,948,948    $ 9,839,568     $  205,326
                                                                                        =============    ===========     ==========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                     11,029,986      6,462,596        416,268
  Net asset value per unit, December 31, 2001                                           $    1.445589    $  1.521928     $ 0.482999

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                          2,000          2,000          2,000
  Net asset value per unit, December 31, 2001                                           $    1.030321    $  0.990683     $ 1.067350

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                          2,000          2,000          2,000
  Net asset value per unit, December 31, 2001                                           $    1.030197    $  0.990568     $ 1.067227

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001



                                                                                           AIT           AIT
                                                                                          SELECT        SELECT         AIM V.I.
                                                                                        STRATEGIC        VALUE        AGGRESSIVE
                                                                                          INCOME      OPPORTUNITY       GROWTH
                                                                                        ----------    ------------   -----------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $  216,107    $ 19,963,457   $         -
Investments in shares of AIM Variable Insurance Funds                                            -               -     2,544,820
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                   -               -             -
Investments in shares of Delaware Group Premium Fund  (Service Class)                            -               -             -
Investments in shares of Delaware Group Premium Fund                                             -               -             -
Investment in shares of Eaton Vance Variable Trust                                               -               -             -
Investments in shares of Fidelity Variable Insurance Products Fund                               -               -             -
Investment in shares of Fidelity Variable Insurance Products Fund II                             -               -             -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)          -               -             -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)         -               -             -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                    -               -             -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                            -               -             -
Investments in shares of Janus Aspen Series                                                      -               -             -
Investments in shares of Pioneer Variable Contracts Trust                                        -               -             -
Investments in shares of Scudder Variable Series II                                              -               -             -
Investment in shares of T. Rowe Price International Series, Inc.                                 -               -             -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                              -               -             -
                                                                                        ----------    ------------   -----------
    Total assets                                                                           216,107      19,963,457     2,544,820

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                              -               -             -
                                                                                        ----------    ------------   -----------
    Net assets                                                                          $  216,107    $ 19,963,457   $ 2,544,820
                                                                                        ==========    ============   ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $  210,088    $ 19,938,489   $ 2,540,672
  Allmerica Premier Choice                                                                       -          20,649             -
  Allmerica Premier Choice with Optional Rider                                                   -               -             -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                               6,019           4,319         4,148
                                                                                        ----------    ------------   -----------
                                                                                        $  216,107    $ 19,963,457   $ 2,544,820
                                                                                        ==========    ============   ===========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                     204,910       8,158,792     3,831,950
  Net asset value per unit, December 31, 2001                                           $ 1.035377    $   2.443804   $  0.663023

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                       2,000          21,124         2,000
  Net asset value per unit, December 31, 2001                                           $ 0.987201    $   1.079758   $  1.037223

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                       2,000           2,000         2,000
  Net asset value per unit, December 31, 2001                                           $ 0.987084    $   1.079629   $  1.037103


                                                                                                                         ALLIANCE
                                                                                                                          GROWTH
                                                                                        AIM V.I.         AIM            AND INCOME
                                                                                        BLUE CHIP     V.I. VALUE          CLASS B
                                                                                        ---------     -----------       -----------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $       -      $        -       $         -
Investments in shares of AIM Variable Insurance Funds                                      82,461       3,744,840                 -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                  -               -         8,205,221
Investments in shares of Delaware Group Premium Fund  (Service Class)                           -               -                 -
Investments in shares of Delaware Group Premium Fund                                            -               -                 -
Investment in shares of Eaton Vance Variable Trust                                              -               -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                              -               -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                            -               -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)         -               -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)        -               -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                   -               -                 -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                           -               -                 -
Investments in shares of Janus Aspen Series                                                     -               -                 -
Investments in shares of Pioneer Variable Contracts Trust                                       -               -                 -
Investments in shares of Scudder Variable Series II                                             -               -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                -               -                 -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -               -                 -
                                                                                        ---------     -----------       -----------
    Total assets                                                                           82,461       3,744,840         8,205,221

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                             -               -                 -
                                                                                        ---------     -----------       -----------
    Net assets                                                                          $  82,461     $ 3,744,840       $ 8,205,221
                                                                                        =========     ===========       ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $  76,692     $ 3,740,768       $ 8,180,814
  Allmerica Premier Choice                                                                      -               -            20,323
  Allmerica Premier Choice with Optional Rider                                                  -               -                 -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                              5,769           4,072             4,084
                                                                                        ---------     -----------       -----------
                                                                                        $  82,461     $ 3,744,840       $ 8,205,221
                                                                                        =========     ===========       ===========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                     91,312       4,914,020         7,872,579
  Net asset value per unit, December 31, 2001                                           $0.858678     $  0.761244       $  1.039153

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                      2,000           2,000            21,903
  Net asset value per unit, December 31, 2001                                           $1.013235     $  1.017991       $  1.021091

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                      2,000           2,000             2,000
  Net asset value per unit, December 31, 2001                                           $1.013114     $  1.017871       $  1.020972

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                         ALLIANCE         DGPF
                                                                                         PREMIER         GROWTH            DGPF
                                                                                          GROWTH      OPPORTUNITIES   INTERNATIONAL
                                                                                         CLASS B      SERVICE CLASS       EQUITY
                                                                                        -----------   -------------    -----------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $         -    $         -     $         -
Investments in shares of AIM Variable Insurance Funds                                             -              -               -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)            3,502,798              -               -
Investments in shares of Delaware Group Premium Fund  (Service Class)                             -      1,131,021               -
Investments in shares of Delaware Group Premium Fund                                              -              -       6,162,719
Investment in shares of Eaton Vance Variable Trust                                                -              -               -
Investments in shares of Fidelity Variable Insurance Products Fund                                -              -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                              -              -               -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)           -              -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)          -              -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                     -              -               -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                             -              -               -
Investments in shares of Janus Aspen Series                                                       -              -               -
Investments in shares of Pioneer Variable Contracts Trust                                         -              -               -
Investments in shares of Scudder Variable Series II                                               -              -               -
Investment in shares of T. Rowe Price International Series, Inc.                                  -              -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                               -              -              95
                                                                                        -----------    -----------     -----------
    Total assets                                                                          3,502,798      1,131,021       6,162,814

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                               -              -               -
                                                                                        -----------    -----------     -----------
    Net assets                                                                          $ 3,502,798    $ 1,131,021     $ 6,162,814
                                                                                        ===========    ===========     ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $ 3,498,724    $ 1,126,758     $ 6,158,740
  Allmerica Premier Choice                                                                        -              -               -
  Allmerica Premier Choice with Optional Rider                                                    -              -               -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                4,074          4,263           4,074
                                                                                        -----------    -----------     -----------
                                                                                        $ 3,502,798    $ 1,131,021     $ 6,162,814
                                                                                        ===========    ===========     ===========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                    5,325,231      1,577,931       4,206,614
  Net asset value per unit, December 31, 2001                                           $  0.657009    $  0.714073     $  1.464061

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                        2,000          2,000           2,000
  Net asset value per unit, December 31, 2001                                           $  1.018393    $  1.065770     $  1.018625

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                        2,000          2,000           2,000
  Net asset value per unit, December 31, 2001                                           $  1.018274     $ 1.065645     $  1.018508

                                                                                        EATON VANCE VT
                                                                                          FLOATING           FIDELITY VIP
                                                                                         RATE-INCOME        EQUITY-INCOME
                                                                                        --------------       ------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                      $         -        $           -
Investments in shares of AIM Variable Insurance Funds                                              -                    -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                     -                    -
Investments in shares of Delaware Group Premium Fund  (Service Class)                              -                    -
Investments in shares of Delaware Group Premium Fund                                               -                    -
Investment in shares of Eaton Vance Variable Trust                                           566,076                    -
Investments in shares of Fidelity Variable Insurance Products Fund                                 -           36,305,397
Investment in shares of Fidelity Variable Insurance Products Fund II                               -                    -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)            -                    -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)           -                    -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                      -                    -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                              -                    -
Investments in shares of Janus Aspen Series                                                        -                    -
Investments in shares of Pioneer Variable Contracts Trust                                          -                    -
Investments in shares of Scudder Variable Series II                                                -                    -
Investment in shares of T. Rowe Price International Series, Inc.                                   -                    -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                -                  110
                                                                                         -----------        -------------
    Total assets                                                                             566,076           36,305,507

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                -                    -
                                                                                         -----------        -------------
    Net assets                                                                           $   566,076        $  36,305,507
                                                                                         ===========        =============

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                               $   562,080        $  36,301,398
  Allmerica Premier Choice                                                                         -                    -
  Allmerica Premier Choice with Optional Rider                                                     -                    -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                 3,996                4,109
                                                                                         -----------        -------------
                                                                                         $   566,076        $  36,305,507
                                                                                         ===========        =============

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                       560,316           15,468,493
  Net asset value per unit, December 31, 2001                                            $  1.003146        $    2.346796

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                         2,000                2,000
  Net asset value per unit, December 31, 2001                                            $  0.999191        $    1.027288

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                         2,000                2,000
  Net asset value per unit, December 31, 2001                                            $  0.999061        $    1.027168

(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                         FIDELITY VIP    FIDELITY VIP   FIDELITY VIP
                                                                                            GROWTH       HIGH INCOME      OVERSEAS
                                                                                         ------------    ------------      --------
ASSETS:

Investments in shares of Allmerica Investment Trust                                      $          -    $          -   $         -
Investments in shares of AIM Variable Insurance Funds                                               -               -             -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                      -               -             -
Investments in shares of Delaware Group Premium Fund  (Service Class)                               -               -             -
Investments in shares of Delaware Group Premium Fund                                                -               -             -
Investment in shares of Eaton Vance Variable Trust                                                  -               -             -
Investments in shares of Fidelity Variable Insurance Products Fund                         44,352,649      11,236,974     7,133,138
Investment in shares of Fidelity Variable Insurance Products Fund II                                -               -             -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)             -               -             -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)            -               -             -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                       -               -             -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                               -               -             -
Investments in shares of Janus Aspen Series                                                         -               -             -
Investments in shares of Pioneer Variable Contracts Trust                                           -               -             -
Investments in shares of Scudder Variable Series II                                                 -               -             -
Investment in shares of T. Rowe Price International Series, Inc.                                    -               -             -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                15               -             -
                                                                                         ------------    ------------   -----------
    Total assets                                                                           44,352,664      11,236,974     7,133,138

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                 -               -             -
                                                                                         ------------    ------------   -----------
    Net assets                                                                           $ 44,352,664    $ 11,236,974   $ 7,133,138
                                                                                         ============    ============   ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                               $ 44,348,614    $ 11,232,979   $ 7,129,111
  Allmerica Premier Choice                                                                          -               -             -
  Allmerica Premier Choice with Optional Rider                                                      -               -             -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                  4,050           3,995         4,027
                                                                                         ------------    ------------   -----------
                                                                                         $ 44,352,664    $ 11,236,974   $ 7,133,138
                                                                                         ============    ============   ===========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                     16,960,238      10,895,194     5,677,288
  Net asset value per unit, December 31, 2001                                            $   2.614858    $   1.031003   $  1.255725

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                          2,000           2,000         2,000
  Net asset value per unit, December 31, 2001                                            $   1.012701    $   0.998843   $  1.006817

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                          2,000           2,000         2,000
  Net asset value per unit, December 31, 2001                                            $   1.012582    $   0.998727   $  1.006699

                                                                                                                 FIDELITY VIP II
                                                                                          FIDELITY VIP II          CONTRAFUND
                                                                                           ASSET MANAGER         SERVICE CLASS 2
                                                                                          ---------------        ---------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                        $          -            $        -
Investments in shares of AIM Variable Insurance Funds                                                 -                     -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                        -                     -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -                     -
Investments in shares of Delaware Group Premium Fund                                                  -                     -
Investment in shares of Eaton Vance Variable Trust                                                    -                     -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                     -
Investment in shares of Fidelity Variable Insurance Products Fund II                          7,463,445                     -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)               -               174,824
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                     -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                         -                     -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                     -
Investments in shares of Janus Aspen Series                                                           -                     -
Investments in shares of Pioneer Variable Contracts Trust                                             -                     -
Investments in shares of Scudder Variable Series II                                                   -                     -
Investment in shares of T. Rowe Price International Series, Inc.                                      -                     -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                   -                     -
                                                                                           ------------            ----------
    Total assets                                                                              7,463,445               174,824

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                   -                     -
                                                                                           ------------            ----------
    Net assets                                                                             $  7,463,445            $  174,824
                                                                                           ============            ==========

NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                                 $  7,459,403            $  148,512
  Allmerica Premier Choice                                                                            -                20,316
  Allmerica Premier Choice with Optional Rider                                                        -                     -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                    4,042                 5,996
                                                                                           ------------            ----------
                                                                                           $  7,463,445            $  174,824
                                                                                           ============            ==========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                        4,396,210               159,021
  Net asset value per unit, December 31, 2001                                              $   1.696780            $ 0.945816

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                            2,000                21,800
  Net asset value per unit, December 31, 2001                                              $   1.010686            $ 1.026036

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                            2,000                 2,000
  Net asset value per unit, December 31, 2001                                              $   1.010565            $ 1.025915

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                             FT VIP
                                                                                                            FRANKLIN
                                                                                        FIDELITY VIP III     NATURAL      FT VIP
                                                                                             GROWTH        RESOURCES     FRANKLIN
                                                                                          OPPORTUNITIES    SECURITIES    SMALL CAP
                                                                                         SERVICE CLASS 2     CLASS 2      CLASS 2
                                                                                         ---------------   -----------  -----------
ASSETS:

Investments in shares of Allmerica Investment Trust                                        $         -     $         -  $         -
Investments in shares of AIM Variable Insurance Funds                                                -               -            -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                       -               -            -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                -               -            -
Investments in shares of Delaware Group Premium Fund                                                 -               -            -
Investment in shares of Eaton Vance Variable Trust                                                   -               -            -
Investments in shares of Fidelity Variable Insurance Products Fund                                   -               -            -
Investment in shares of Fidelity Variable Insurance Products Fund II                                 -               -            -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)              -               -            -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)       354,063               -            -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                        -       1,132,682    2,477,772
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                -               -            -
Investments in shares of Janus Aspen Series                                                          -               -            -
Investments in shares of Pioneer Variable Contracts Trust                                            -               -            -
Investments in shares of Scudder Variable Series II                                                  -               -            -
Investment in shares of T. Rowe Price International Series, Inc.                                     -               -            -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                  -               -            -
                                                                                           -----------     -----------  -----------
    Total assets                                                                               354,063       1,132,682    2,477,772

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                  -               -            -
                                                                                           -----------     -----------  -----------
    Net assets                                                                             $   354,063     $ 1,132,682  $ 2,477,772
                                                                                           ===========     ===========  ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                                 $   349,997     $ 1,128,401  $ 2,473,562
  Allmerica Premier Choice                                                                           -               -            -
  Allmerica Premier Choice with Optional Rider                                                       -               -            -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                   4,066           4,281        4,210
                                                                                           -----------     -----------  -----------
                                                                                           $   354,063     $ 1,132,682  $ 2,477,772
                                                                                           ===========     ===========  ===========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                         470,468       1,191,250    3,468,711
  Net asset value per unit, December 31, 2001                                              $  0.743936     $  0.947241  $  0.713107

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                           2,000           2,000        2,000
  Net asset value per unit, December 31, 2001                                              $  1.016411     $  1.070320  $  1.052501

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                           2,000           2,000        2,000
  Net asset value per unit, December 31, 2001                                              $  1.016290     $  1.070195  $  1.052376

                                                                                           INVESCO                     JANUS ASPEN
                                                                                             VIF      JANUS ASPEN       GROWTH AND
                                                                                           HEALTH        GROWTH           INCOME
                                                                                          SCIENCES   SERVICE SHARES   SERVICE SHARES
                                                                                        ------------ --------------   --------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                     $          -  $         -      $         -
Investments in shares of AIM Variable Insurance Funds                                              -            -                -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                     -            -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                              -            -                -
Investments in shares of Delaware Group Premium Fund                                               -            -                -
Investment in shares of Eaton Vance Variable Trust                                                 -            -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                 -            -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                               -            -                -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)            -            -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)           -            -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                      -            -                -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                      4,250,070            -                -
Investments in shares of Janus Aspen Series                                                        -    2,993,093        3,675,393
Investments in shares of Pioneer Variable Contracts Trust                                          -            -                -
Investments in shares of Scudder Variable Series II                                                -            -                -
Investment in shares of T. Rowe Price International Series, Inc.                                   -            -                -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                -            -                -
                                                                                        ------------  -----------      -----------
    Total assets                                                                           4,250,070    2,993,093        3,675,393


LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                -            -                -
                                                                                        ------------  -----------      -----------
    Net assets                                                                          $  4,250,070  $ 2,993,093      $ 3,675,393
                                                                                        ============  ===========      ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                              $  4,226,062  $ 2,989,011      $ 3,671,302
  Allmerica Premier Choice                                                                    20,102            -                -
  Allmerica Premier Choice with Optional Rider                                                     -            -                -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                 3,906        4,082            4,091
                                                                                        ------------  -----------      -----------
                                                                                        $  4,250,070  $ 2,993,093      $ 3,675,393
                                                                                        ============  ===========      ===========

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                     4,406,234    4,722,946        4,788,666
  Net asset value per unit, December 31, 2001                                           $   0.959110  $  0.632870      $  0.766665

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                        22,588        2,000            2,000
  Net asset value per unit, December 31, 2001                                           $   0.976417  $  1.020532      $  1.022831

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                         2,000        2,000            2,000
  Net asset value per unit, December 31, 2001                                           $   0.976303  $  1.020415      $  1.022712

(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001


                                                                                              PIONEER       PIONEER         SVS
                                                                                              EMERGING    REAL ESTATE     DREMAN
                                                                                               MARKETS       GROWTH      FINANCIAL
                                                                                            VCT CLASS II  VCT CLASS II  SERVICES (a)
                                                                                            ------------  ------------  ------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $         -   $         -   $        -
Investments in shares of AIM Variable Insurance Funds                                                 -             -            -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                        -             -            -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -             -            -
Investments in shares of Delaware Group Premium Fund                                                  -             -            -
Investment in shares of Eaton Vance Variable Trust                                                    -             -            -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -             -            -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -             -            -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)               -             -            -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -             -            -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                         -             -            -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -             -            -
Investments in shares of Janus Aspen Series                                                           -             -            -
Investments in shares of Pioneer Variable Contracts Trust                                     1,255,343     1,037,587            -
Investments in shares of Scudder Variable Series II                                                   -             -    3,381,188
Investment in shares of T. Rowe Price International Series, Inc.                                      -             -            -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                   -             -            -
                                                                                            -----------     ---------   ----------
    Total assets                                                                              1,255,343     1,037,587    3,381,188

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                   -             -            -
                                                                                            -----------     ---------   ----------
    Net assets                                                                              $ 1,255,343   $ 1,037,587   $3,381,188
                                                                                            ===========   ===========   ==========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                                  $ 1,251,261   $ 1,033,481   $3,377,082
  Allmerica Premier Choice                                                                            -             -            -
  Allmerica Premier Choice with Optional Rider                                                        -             -            -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                    4,082         4,106        4,106
                                                                                            -----------     ---------   ----------
                                                                                            $ 1,255,343   $ 1,037,587   $3,381,188
                                                                                            ===========   ===========   ==========
Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                        1,807,204       968,474    2,960,915
  Net asset value per unit, December 31, 2001                                               $  0.692374   $  1.067123   $ 1.140554

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                            2,000         2,000        2,000
  Net asset value per unit, December 31, 2001                                               $  1.020734   $  1.026605   $ 1.026455

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                            2,000         2,000        2,000
  Net asset value per unit, December 31, 2001                                               $  1.020612   $  1.026483   $ 1.026334

                                                                                              SCUDDER           T. ROWE PRICE
                                                                                             TECHNOLOGY         INTERNATIONAL
                                                                                             GROWTH (a)             STOCK
                                                                                            -----------         -------------
ASSETS:

Investments in shares of Allmerica Investment Trust                                         $         -          $         -
Investments in shares of AIM Variable Insurance Funds                                                 -                    -
Investments in shares of Alliance Variable Products Series Fund, Inc.(Class B)                        -                    -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -                    -
Investments in shares of Delaware Group Premium Fund                                                  -                    -
Investment in shares of Eaton Vance Variable Trust                                                    -                    -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                    -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -                    -
Investment in shares of Fidelity Variable Insurance Products Fund II. (Service Class 2)               -                    -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                    -
Investments in shares of Franklin Templeton Variable Insurance Products Trust                         -                    -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF)                                 -                    -
Investments in shares of Janus Aspen Series                                                           -                    -
Investments in shares of Pioneer Variable Contracts Trust                                                                  -
Investments in shares of Scudder Variable Series II                                           1,961,407                    -
Investment in shares of T. Rowe Price International Series, Inc.                                      -            7,216,785
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                   -                    -
                                                                                            -----------          -----------
    Total assets                                                                              1,961,407            7,216,785

LIABILITIES:

Payable to First Allmerica Financial Life Insurance
  Company (Sponsor)                                                                                   -                    -
                                                                                            -----------          -----------
    Net assets                                                                              $ 1,961,407          $ 7,216,785
                                                                                            ===========          ===========
NET ASSET DISTRIBUTION BY CATEGORY:

  Allmerica Advantage and ExecAnnuity Plus                                                  $ 1,957,391          $ 7,212,663
  Allmerica Premier Choice                                                                            -                    -
  Allmerica Premier Choice with Optional Rider                                                        -                    -
  Value of investment by First Allmerica Financial Life
   Insurance Company (Sponsor)                                                                    4,016                4,122
                                                                                            -----------          -----------
                                                                                            $ 1,961,407          $ 7,216,785
                                                                                            ===========          ===========

Allmerica Advantage and ExecAnnuity Plus:
  Units outstanding, December 31, 2001                                                        4,047,497            6,335,951
  Net asset value per unit, December 31, 2001                                               $  0.483605          $  1.138371

Allmerica Premier Choice :
  Units outstanding, December 31, 2001                                                            2,000                2,000
  Net asset value per unit, December 31, 2001                                               $  1.004205          $  1.030708

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2001                                                            2,000                2,000
  Net asset value per unit, December 31, 2001                                               $  1.004087          $  1.030585

(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                                                                           AIT
                                                                AIT           AIT            AIT                          SELECT
                                                               CORE          EQUITY       GOVERNMENT        AIT         AGGRESSIVE
                                                              EQUITY         INDEX          BOND        MONEY MARKET      GROWTH
                                                           ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Dividends                                                $    189,533   $    318,701   $    322,780   $    825,482   $          -
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                               330,465        409,643         78,237        256,468        271,603
  Administrative expense fees                                    52,874         65,543         12,518         41,034         43,456
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                              383,339        475,186         90,755        297,502        315,059
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         -              -              -              -              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2              2              2              2              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                            383,344        475,191         90,760        297,507        315,064
                                                           ------------   ------------   ------------   ------------   ------------
  Net investment income (loss)                                 (193,811)      (156,490)       232,020        527,975       (315,064)
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor          6,785,863      1,773,860              -              -      5,062,244
  Net realized gain (loss) from sales of investments           (861,570)      (388,468)        26,844              -     (1,827,016)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                  5,924,293      1,385,392         26,844              -      3,235,228
  Net unrealized gain (loss)                                (11,188,184)    (6,186,198)        64,295              -     (9,015,685)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                  (5,263,891)    (4,800,806)        91,139              -     (5,780,457)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $ (5,457,702)  $ (4,957,296)     $ 323,159      $ 527,975   $ (6,095,521)
                                                           ============   ============   ============   ============   ============



                                                               AIT            AIT                           AIT            AIT
                                                              SELECT         SELECT          AIT           SELECT         SELECT
                                                             CAPITAL        EMERGING        SELECT         GROWTH      INTERNATIONAL
                                                           APPRECIATION      MARKETS        GROWTH       AND INCOME       EQUITY
                                                           ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Dividends                                                $          -   $          -   $          -   $    108,067   $    281,702
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                               189,813          4,451        346,442        251,836        226,912
  Administrative expense fees                                    30,370            712         55,431         40,293         36,306
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                              220,183          5,163        401,873        292,129        263,218
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         -              -              -              -              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2              2              2              2              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                            220,188          5,168        401,878        292,134        263,223
                                                           ------------   ------------   ------------   ------------   ------------
    Net investment income (loss)                               (220,188)        (5,168)      (401,878)      (184,067)        18,479
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor          1,139,670              -      1,427,142              -      3,277,944
  Net realized gain (loss) from sales of investments            331,151       (112,009)      (917,618)      (740,627)      (348,369)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                  1,470,821       (112,009)       509,524       (740,627)     2,929,575
  Net unrealized gain (loss)                                 (1,812,818)        61,055     (9,074,034)    (2,026,355)    (7,858,136)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                    (341,997)       (50,954)    (8,564,510)    (2,766,982)    (4,928,561)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $   (562,185)  $    (56,122)  $ (8,966,388)  $ (2,951,049)  $ (4,910,082)
                                                           ============   ============   ============   ============   ============

* For the period 5/1/01 to 12/31/01
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                               AIT             AIT            AIT          AIT
                                                             SELECT          SELECT         SELECT        SELECT         AIM V.I.
                                                            INVESTMENT      STRATEGIC      STRATEGIC      VALUE         AGGRESSIVE
                                                           GRADE INCOME      GROWTH         INCOME*     OPPORTUNITY       GROWTH
                                                           ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Dividends                                                $    506,597   $          -   $      2,554   $    109,572   $          -

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                               107,021          2,464            671        224,823         30,688
  Administrative expense fees                                    17,124            394            108         35,972          4,911
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                              124,145          2,858            779        260,795         35,599
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2              2             10              2
  Administrative expense fees                                         -              -              -              2              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2              2              2             12              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                            124,150          2,863            784        260,810         35,604
                                                           ------------   ------------   ------------   ------------   ------------
    Net investment income (loss)                                382,447         (2,863)         1,770       (151,238)       (35,604)
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  -              -          3,582      1,850,693              -
  Net realized gain (loss) from sales of investments             16,371        (42,476)          (105)       376,518       (111,496)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                     16,371        (42,476)         3,477      2,227,211       (111,496)
  Net unrealized gain (loss)                                    101,924        (15,443)        (6,737)      (171,945)      (625,349)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                     118,295        (57,919)        (3,260)     2,055,266       (736,845)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $    500,742   $    (60,782)  $     (1,490)  $  1,904,028   $   (772,449)
                                                           ============   ============   ============   ============   ============


                                                                                           ALLIANCE       ALLIANCE         DGPF
                                                                                           GROWTH         PREMIER         GROWTH
                                                             AIM V.I          AIM         AND INCOME       GROWTH      OPPORTUNITIES
                                                            BLUE CHIP*     V.I. VALUE      CLASS B        CLASS B      SERVICE CLASS
                                                           ------------   ------------   ------------   ------------   -------------
INVESTMENT INCOME:
  Dividends                                                $         11   $      4,974   $     27,166   $          -   $          -
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                   227         41,759         64,091         39,053         13,600
  Administrative expense fees                                        37          6,682         10,254          6,248          2,176
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                  264         48,441         74,345         45,301         15,776
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2             10              2              2
  Administrative expense fees                                         -              -              2              -              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2              2             12              2              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                                269         48,446         74,360         45,306         15,781
                                                           ------------   ------------   ------------   ------------   ------------
    Net investment income (loss)                                   (258)       (43,472)       (47,194)       (45,306)       (15,781)
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  -         75,503        210,429        168,855        241,544
  Net realized gain (loss) from sales of investments                 66        (95,720)       (11,792)      (107,385)      (128,705)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                         66        (20,217)       198,637         61,470        112,839
  Net unrealized gain (loss)                                      2,787       (439,348)      (266,153)      (659,291)      (316,411)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                       2,853       (459,565)       (67,516)      (597,821)      (203,572)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $      2,595   $   (503,037)  $   (114,710)  $   (643,127)  $   (219,353)
                                                           ============   ============   ============   ============   ============

* For the period 5/1/01 to 12/31/01
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2001



                                                              DGPF       EATON VANCE VT
                                                          INTERNATIONAL     FLOATING     FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                                             EQUITY       RATE-INCOME*   EQUITY-INCOME     GROWTH       HIGH INCOME
                                                           ------------  --------------  -------------  ------------   -------------
INVESTMENT INCOME:
  Dividends                                                $    160,459   $      9,816   $    655,786   $     41,076   $  1,728,156
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                77,333          5,837        471,438        625,925        169,382
  Administrative expense fees                                    12,373            933         75,430        100,148         27,101
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                               89,706          6,770        546,868        726,073        196,483
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         -              -              -              -              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2              2              2              2              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                             89,711          6,775        546,873        726,078        196,488
                                                           ------------   ------------   ------------   ------------   ------------
    Net investment income (loss)                                 70,748          3,041        108,913       (685,002)     1,531,668
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor            481,007              -      1,842,446      3,861,097              -
  Net realized gain (loss) from sales of investments           (690,106)             -        231,651     (1,239,520)    (4,627,483)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                   (209,099)             -      2,074,097      2,621,577     (4,627,483)
  Net unrealized gain (loss)                                   (758,323)             -     (4,787,327)   (13,433,532)     1,290,442
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                    (967,422)             -     (2,713,230)   (10,811,955)    (3,337,041)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $   (896,674)  $      3,041   $ (2,604,317)  $(11,496,957)  $ (1,805,373)
                                                           ============   ============   ============   ============   ============


                                                                                                                          FT VIP
                                                                                           FIDELITY      FIDELITY         FRANKLIN
                                                                                            VIP II        VIP III         NATURAL
                                                                                          CONTRAFUND      GROWTH         RESOURCES
                                                           FIDELITY VIP FIDELITY VIP II    SERVICE     OPPORTUNITIES     SECURITIES
                                                            OVERSEAS     ASSET MANAGER     CLASS 2*   SERVICE CLASS 2     CLASS 2
                                                           ------------  -------------   ------------  -------------   ------------

INVESTMENT INCOME:
  Dividends                                                $    455,525   $    341,044   $          -   $        982   $      8,377
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                               103,914         96,223            415          3,652         12,205
  Administrative expense fees                                    16,627         15,395             67            584          1,953
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                              120,541        111,618            482          4,236         14,158
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2             10              2              2
  Administrative expense fees                                         -              -              2              -              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2              2             12              2              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                            120,546        111,623            497          4,241         14,163
                                                           ------------   ------------   ------------   ------------   ------------
    Net investment income (loss)                                334,979        229,421           (497)        (3,259)        (5,786)
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor            720,024        127,892              -              -              -
  Net realized gain (loss) from sales of investments           (422,698)      (166,684)           (14)       (14,054)        (1,306)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                    297,326        (38,792)           (14)       (14,054)        (1,306)
  Net unrealized gain (loss)                                 (2,811,092)      (657,225)         2,884        (32,059)      (206,189)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                  (2,513,766)      (696,017)         2,870        (46,113)      (207,495)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $ (2,178,787)  $   (466,596)  $      2,373   $    (49,372)  $   (213,281)
                                                           ============   ============   ============   ============   ============

* For the period 5/1/01 to 12/31/01
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                              FT VIP         INVESCO                   JANUS ASPEN       PIONEER
                                                             FRANKLIN          VIF       JANUS ASPEN    GROWTH AND       EMERGING
                                                             SMALL CAP       HEALTH        GROWTH         INCOME         MARKETS
                                                              CLASS 2       SCIENCES    SERVICE SHARES SERVICE SHARES  VCT CLASS II
                                                           ------------   ------------  -------------- --------------  ------------
INVESTMENT INCOME:
  Dividends                                                $      7,764   $     14,108   $          -   $     29,643   $          -
                                                           ------------   ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                24,478         43,578         36,229         40,376          8,232
  Administrative expense fees                                     3,916          6,973          5,796          6,460          1,317
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                               28,394         50,551         42,025         46,836          9,549
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2             10              2              2              2
  Administrative expense fees                                         -              2              -              -              -
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    2             12              2              2              2
                                                           ------------   ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2              2
  Administrative expense fees                                         1              1              1              1              1
                                                           ------------   ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3              3
                                                           ------------   ------------   ------------   ------------   ------------
      Total expenses                                             28,399         50,566         42,030         46,841          9,554
                                                           ------------   ------------  -------------- --------------   ------------
    Net investment income (loss)                                (20,635)       (36,458)       (42,030)       (17,198)        (9,554)
                                                           ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  -              -          5,936              -              -
  Net realized gain (loss) from sales of investments           (108,222)       (42,389)      (164,324)       (91,048)      (123,365)
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized gain (loss)                                   (108,222)       (42,389)      (158,388)       (91,048)      (123,365)
  Net unrealized gain (loss)                                   (181,012)      (286,367)      (706,791)      (416,003)       106,214
                                                           ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                    (289,234)      (328,756)      (865,179)      (507,051)       (17,151)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $   (309,869)  $   (365,214)  $   (907,209)  $   (524,249)  $    (26,705)
                                                           ============   ============   ============   ============   ============


                                                             PIONEER         SVS
                                                           REAL ESTATE      DREMAN         SCUDDER      T. ROWE PRICE
                                                              GROWTH       FINANCIAL      TECHNOLOGY    INTERNATIONAL
                                                           VCT CLASS II   SERVICES (A)    GROWTH (A)      STOCK
                                                           ------------   ------------   ------------   -------------
INVESTMENT INCOME:
  Dividends                                                $     36,841   $     31,266   $      3,677   $   154,031
                                                           ------------   ------------   ------------   ------------

EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                 8,434         36,411         25,053        103,039
  Administrative expense fees                                     1,349          5,826          4,008         16,486
                                                           ------------   ------------   ------------   ------------
    Total expenses                                                9,783         42,237         29,061        119,525
                                                           ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                     2              2              2              2
  Administrative expense fees                                         -              -              -              -
                                                           ------------   ------------   ------------   ------------
    Total expenses                                                    2              2              2              2
                                                           ------------   ------------   ------------   ------------

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                     2              2              2              2
  Administrative expense fees                                         1              1              1              1
                                                           ------------   ------------   ------------   ------------
    Total expenses                                                    3              3              3              3
                                                           ------------   ------------   ------------   ------------
      Total expenses                                              9,788         42,242         29,066        119,530
                                                           ------------   ------------   ------------   ------------
    Net investment income (loss)                                 27,053        (10,976)       (25,389)        34,501
                                                           ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  -         12,025              -             -
  Net realized gain (loss) from sales of investments                653          2,506       (213,972)      (745,271)
                                                           ------------   ------------   ------------   ------------
    Net realized gain (loss)                                        653         14,531       (213,972)      (745,271)
  Net unrealized gain (loss)                                     26,340       (150,314)      (643,498)    (1,606,669)
                                                           ------------   ------------   ------------   ------------
    Net realized and unrealized gain (loss)                      26,993       (135,783)      (857,470)    (2,351,940)
                                                           ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations  $     54,046   $   (146,759)  $   (882,859)  $ (2,317,439)
                                                           ============   ============   ============   ============

* For the period 5/1/01 to 12/31/01.
(A) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  AIT                             AIT
                                                                              CORE EQUITY                      EQUITY INDEX
                                                                         YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------     ----------------------------
                                                                         2001             2000             2001           2000
                                                                     ------------     ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                       $   (193,811)    $   (309,532)    $   (156,490)   $   (219,527)
  Net realized gain (loss)                                              5,924,293        3,669,266        1,385,392       4,799,917
  Net unrealized gain (loss)                                          (11,188,184)      (7,100,937)      (6,186,198)     (8,798,320)
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from operations                (5,457,702)      (3,741,203)      (4,957,296)     (4,217,930)
                                                                     ------------     ------------     ------------    ------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                   838,866        1,288,926        1,297,377       2,126,955
  Withdrawals                                                          (1,598,217)      (1,583,003)      (1,846,998)     (2,048,045)
  Contract benefits                                                      (229,355)        (316,958)        (182,581)       (259,352)
  Contract charges                                                         (9,645)          (8,052)         (10,798)         (8,572)
  Transfers between sub-accounts (including fixed account), net          (979,119)       2,301,821         (889,292)      2,464,378
  Other transfers from (to) the General Account                          (136,782)       1,142,258           60,559       1,433,702
  Net increase (decrease) in investment by Sponsor                          4,000                -            4,000               -
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from contract transactions     (2,110,252)       2,824,992       (1,567,733)      3,709,066
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets                                (7,567,954)        (916,211)      (6,525,029)       (508,864)

 NET ASSETS:
  Beginning of year                                                    30,938,254       31,854,465       37,043,368      37,552,232
                                                                     ------------     ------------     ------------    ------------
  End of year                                                        $ 23,370,300     $ 30,938,254     $ 30,518,339    $ 37,043,368
                                                                     ============     ============     ============    ============


                                                                            AIT GOVERNMENT                          AIT
                                                                                 BOND                           MONEY MARKET
                                                                         YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------     ----------------------------
                                                                         2001             2000            2001             2000
                                                                     ------------     ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                       $    232,020     $    192,433     $    527,975    $    653,772
  Net realized gain (loss)                                                 26,844          (47,263)               -               -
  Net unrealized gain (loss)                                               64,295          224,989                -               -
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from operations                   323,159          370,159          527,975         653,772
                                                                     ------------     ------------     ------------    ------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                   289,635          203,977       22,589,069      43,509,447
  Withdrawals                                                            (388,469)        (251,218)      (1,861,619)     (1,656,106)
  Contract benefits                                                       (22,182)         (28,017)        (209,619)         (7,140)
  Contract charges                                                         (1,478)            (717)          (4,358)         (2,792)
  Transfers between sub-accounts (including fixed account), net         3,129,828         (993,731)     (12,686,190)    (41,653,227)
  Other transfers from (to) the General Account                            47,905           35,791       (2,174,453)      2,096,080
  Net increase (decrease) in investment by Sponsor                          4,000                -            4,000               -
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from contract transactions      3,059,239       (1,033,915)       5,656,830       2,286,262
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets                                 3,382,398         (663,756)       6,184,805       2,940,034

 NET ASSETS:
  Beginning of year                                                     4,513,437        5,177,193       15,381,446      12,441,412
                                                                     ------------     ------------     ------------    ------------
  End of year                                                        $  7,895,835     $  4,513,437     $ 21,566,251    $ 15,381,446
                                                                     ============     ============     ============    ============

 * Date of initial investment
 (a) Re-branded. See Note 1.

 The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K


                                                                                AIT                               AIT
                                                                               SELECT                            SELECT
                                                                          AGGRESSIVE GROWTH                CAPITAL APPRECIATION
                                                                        YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------     ----------------------------
                                                                         2001             2000            2001             2000
                                                                     ------------     ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                       $   (315,064)    $   (478,795)    $   (220,188)   $   (253,073)
  Net realized gain (loss)                                              3,235,228        6,569,252        1,470,821       1,075,942
  Net unrealized gain (loss)                                           (9,015,685)     (15,549,953)      (1,812,818)         72,235
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from operations                (6,095,521)      (9,459,496)        (562,185)        895,104
                                                                     ------------     ------------     ------------    ------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                 1,134,582        2,200,268          499,905         895,105
  Withdrawals                                                          (1,091,508)      (1,727,778)        (725,483)       (784,307)
  Contract benefits                                                       (70,929)        (101,363)         (20,799)        (94,005)
  Contract charges                                                         (9,406)          (9,256)          (5,743)         (4,627)
  Transfers between sub-accounts (including fixed account), net        (1,745,539)       4,829,955       (1,276,698)        490,183
  Other transfers from (to) the General Account                          (101,528)         982,677         (122,996)        268,300
  Net increase (decrease) in investment by Sponsor                          4,000                -            4,000               -
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from contract transactions     (1,880,328)       6,174,503       (1,647,814)        770,649
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets                                (7,975,849)      (3,284,993)      (2,209,999)      1,665,753

 NET ASSETS:
  Beginning of year                                                    26,910,329       30,195,322       17,132,947      15,467,194
                                                                     ------------     ------------     ------------    ------------
  End of year                                                        $ 18,934,480     $ 26,910,329     $ 14,922,948    $ 17,132,947
                                                                     ============     ============     ============    ============


                                                                                 AIT                               AIT
                                                                                SELECT                        SELECT GROWTH
                                                                            EMERGING MARKETS              YEAR ENDED DECEMBER 31,
                                                                       YEAR ENDED       PERIOD FROM      --------------------------
                                                                       12/31/01    8/1/00* TO 12/31/00       2001          2000
                                                                     ------------  -------------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                       $     (5,168) $            (1,590)  $   (401,878)  $  (602,566)
  Net realized gain (loss)                                               (112,009)               5,763        509,524     5,680,193
  Net unrealized gain (loss)                                               61,055              (85,296)    (9,074,034)  (13,408,316)
                                                                     ------------  -------------------   ------------   -----------
  Net increase (decrease) in net assets from operations                   (56,122)             (81,123)    (8,966,388)   (8,330,689)
                                                                     ------------  -------------------   ------------   -----------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                     3,587                1,986      1,250,237     2,315,272
  Withdrawals                                                              (9,058)              (3,021)    (1,443,987)   (1,986,571)
  Contract benefits                                                             -                    -       (113,797)      (92,650)
  Contract charges                                                            (62)                 (10)       (11,550)      (11,330)
  Transfers between sub-accounts (including fixed account), net           (63,980)             373,826     (2,031,644)    1,922,092
  Other transfers from (to) the General Account                            60,242               97,636       (338,876)    1,336,084
  Net increase (decrease) in investment by Sponsor                          4,000                  439          4,000             -
                                                                     ------------  -------------------   ------------   -----------
  Net increase (decrease) in net assets from contract transactions         (5,271)             470,856     (2,685,617)    3,482,897
                                                                     ------------  -------------------   ------------   -----------
  Net increase (decrease) in net assets                                   (61,393)             389,733    (11,652,005)   (4,847,792)

 NET ASSETS:
  Beginning of year                                                       389,733                    -     35,533,500    40,381,292
                                                                     ------------  -------------------   ------------   -----------
  End of year                                                        $    328,340  $           389,733   $ 23,881,495   $35,533,500
                                                                     ============  ===================   ============   ===========


                                                                                  AIT                              AIT
                                                                                SELECT                            SELECT
                                                                           GROWTH AND INCOME               INTERNATIONAL EQUITY
                                                                        YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------     ----------------------------
                                                                         2001             2000            2001             2000
                                                                     ------------     ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                       $   (184,067)    $   (178,558)    $     18,479    $   (223,984)
  Net realized gain (loss)                                               (740,627)       4,168,719        2,929,575       1,259,877
  Net unrealized gain (loss)                                           (2,026,355)      (7,090,556)      (7,858,136)     (3,573,966)
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from operations                (2,951,049)      (3,100,395)      (4,910,082)     (2,538,073)
                                                                     ------------     ------------     ------------    ------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                   744,395        1,122,339          676,731         930,234
  Withdrawals                                                          (1,067,877)      (1,004,345)        (825,933)     (1,234,170)
  Contract benefits                                                      (347,745)        (189,797)        (131,479)        (57,556)
  Contract charges                                                         (6,369)          (5,107)          (6,005)         (5,130)
  Transfers between sub-accounts (including fixed account), net        (1,472,041)       2,293,534         (653,769)      1,630,870
  Other transfers from (to) the General Account                          (159,924)       1,119,572         (160,572)        641,391
  Net increase (decrease) in investment by Sponsor                          4,000                -            4,000               -
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets from contract transactions     (2,305,561)       3,336,196       (1,097,027)      1,905,639
                                                                     ------------     ------------     ------------    ------------
  Net increase (decrease) in net assets                                (5,256,610)         235,801       (6,007,109)       (632,434)

 NET ASSETS:
  Beginning of year                                                    23,158,921       22,923,120       21,956,057      22,588,491
                                                                     ------------     ------------     ------------    ------------
  End of year                                                        $ 17,902,311     $ 23,158,921     $ 15,948,948    $ 21,956,057
                                                                     ============     ============     ============    ============

* Date of initial investment
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K


                                                                               AIT
                                                                              SELECT
                                                                       INVESTMENT GRADE INCOME              AIT SELECT
                                                                       YEAR ENDED DECEMBER 31,           STRATEGIC GROWTH
                                                                     --------------------------       YEAR ENDED       PERIOD FROM
                                                                         2001          2000          12/31/01    8/1/00* TO 12/31/00
                                                                     ------------   -----------    ------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                       $    382,447   $   367,273    $     (2,863) $             (746)
  Net realized gain (loss)                                                 16,371       (46,832)        (42,476)            (11,770)
  Net unrealized gain (loss)                                              101,924       294,736         (15,443)            (63,478)
                                                                     ------------   -----------    ------------  ------------------
  Net increase (decrease) in net assets from operations                   500,742       615,177         (60,782)            (75,994)
                                                                     ------------   -----------    ------------  ------------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                   271,404       210,318           7,448                 632
  Withdrawals                                                            (746,781)     (634,903)        (20,492)             (1,798)
  Contract benefits                                                       (36,768)            -          (1,810)                  -
  Contract charges                                                         (1,694)         (914)            (32)                 (7)
  Transfers between sub-accounts (including fixed account), net         2,625,845      (398,478)          7,613             274,484
  Other transfers from (to) the General Account                            (6,871)      (44,171)         25,540              45,974
  Net increase (decrease) in investment by Sponsor                          4,000             -           4,000                 550
                                                                     ------------   -----------    ------------  ------------------
  Net increase (decrease) in net assets from contract transactions      2,109,135      (868,148)         22,267             319,835
                                                                     ------------   -----------    ------------  ------------------
  Net increase (decrease) in net assets                                 2,609,877      (252,971)        (38,515)            243,841

 NET ASSETS:
  Beginning of year                                                     7,229,691     7,482,662         243,841                  -
                                                                     ------------   -----------    ------------  ------------------
  End of year                                                        $  9,839,568   $ 7,229,691    $    205,326  $          243,841
                                                                     ============   ===========    ============  ==================



                                                                     AIT
                                                                    SELECT             AIT SELECT                  AIM V.I.
                                                               STRATEGIC INCOME     VALUE OPPORTUNITY         AGGRESSIVE GROWTH
                                                                  PERIOD FROM    YEAR ENDED DECEMBER 31,                PERIOD FROM
                                                                   5/1/01* TO  --------------------------   YEAR ENDED   8/1/00* TO
                                                                    12/31/01        2001          2000       12/31/01     12/31/00
                                                                    ---------  ------------  ------------  ------------ -----------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                      $   1,770  $   (151,238) $   (166,042) $   (35,604) $    (7,213)
  Net realized gain (loss)                                              3,477     2,227,211       289,712     (111,496)      (3,921)
  Net unrealized gain (loss)                                           (6,737)     (171,945)    3,707,862     (625,349)    (287,445)
                                                                    ---------  ------------  ------------  ------------ -----------
  Net increase (decrease) in net assets from operations                (1,490)    1,904,028     3,831,532     (772,449)    (298,579)
                                                                    ---------  ------------  ------------  ------------ -----------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                 2,510       571,437       610,784      215,141       83,986
  Withdrawals                                                         (10,732)     (881,744)     (866,740)     (80,825)     (12,277)
  Contract benefits                                                         -       (70,145)      (15,677)      (4,096)           -
  Contract charges                                                         (9)       (6,571)       (4,380)        (585)         (85)
  Transfers between sub-accounts (including fixed account), net       192,843     1,330,331    (1,135,460)     705,014    2,361,966
  Other transfers from (to) the General Account                        26,985        68,759       394,129      208,287      135,141
  Net increase (decrease) in investment by Sponsor                      6,000         4,000             -        4,000          181
                                                                    ---------  ------------  ------------  ------------ -----------
  Net increase (decrease) in net assets from contract transactions    217,597     1,016,067    (1,017,344)   1,046,936    2,568,912
                                                                    ---------  ------------  ------------  ------------ -----------
  Net increase (decrease) in net assets                               216,107     2,920,095     2,814,188      274,487    2,270,333

 NET ASSETS:
  Beginning of year                                                         -    17,043,362    14,229,174    2,270,333            -
                                                                    ---------  ------------  ------------  ------------ -----------
  End of year                                                       $ 216,107  $ 19,963,457  $ 17,043,362  $  2,544,820 $ 2,270,333
                                                                    =========  ============  ============  ============ ===========
* Date of initial investment
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                      SA-14


SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                                 ALLIANCE
                                                                    AIM V.I                                      GROWTH
                                                                   BLUE CHIP      AIM V.I. VALUE            AND INCOME CLASS B
                                                                  PERIOD FROM               PERIOD FROM                 PERIOD FROM
                                                                   5/1/01* TO  YEAR ENDED    8/1/00* TO    YEAR ENDED    8/1/00* TO
                                                                    12/31/01    12/31/01      12/31/00      12/31/01      12/31/00
                                                                   ---------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                                     $    (258) $    (43,472) $    (5,083)  $    (47,194) $    (6,898)
  Net realized gain (loss)                                                66       (20,217)      107,210       198,637          110
  Net unrealized gain (loss)                                           2,787      (439,348)     (295,745)     (266,153)      51,537
                                                                   ---------  ------------  ------------  ------------  -----------
  Net increase (decrease) in net assets from operations                2,595      (503,037)     (193,618)     (114,710)      44,749
                                                                   ---------  ------------  ------------  ------------  -----------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                3,103       328,878       119,697       418,389       99,026
  Withdrawals                                                         (2,017)     (225,203)      (26,281)     (307,880)     (10,399)
  Contract benefits                                                        -        (2,185)           -             -            -
  Contract charges                                                        (5)         (585)          (33)         (829)         (47)
  Transfers between sub-accounts (including fixed account), net       72,785     1,230,057     2,579,336     5,394,715    1,881,052
  Other transfers from (to) the General Account                            -       255,103       178,475       706,657       90,523
  Net increase (decrease) in investment by Sponsor                     6,000         4,000           236         4,000          (25)
                                                                   ---------  ------------  ------------  ------------  -----------
  Net increase (decrease) in net assets from contract transactions    79,866     1,590,065     2,851,430     6,215,052    2,060,130
                                                                   ---------  ------------  ------------  ------------  -----------
  Net increase (decrease) in net assets                               82,461     1,087,028     2,657,812     6,100,342    2,104,879

NET ASSETS:
 Beginning of year                                                         -     2,657,812             -     2,104,879            -
                                                                   ---------  ------------  ------------  ------------  -----------
 End of year                                                       $  82,461  $  3,744,840  $  2,657,812  $  8,205,221  $ 2,104,879
                                                                   =========  ============  ============  ============  ===========


                                                                                                              DGPF
                                                                         ALLIANCE PREMIER                    GROWTH
                                                                          GROWTH CLASS B              OPPORTUNITIES SERVICE CLASS
                                                                   YEAR ENDED     PERIOD FROM       YEAR ENDED        PERIOD FROM
                                                                    12/31/01   8/1/00* TO 12/31/00   12/31/01    8/1/00* TO 12/31/00
                                                                   ----------  -------------------   ----------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                     $  (45,306) $           (10,523)  $  (15,781) $           (3,372)
  Net realized gain (loss)                                             61,470               (4,139)     112,839                (191)
  Net unrealized gain (loss)                                         (659,291)            (446,837)    (316,411)           (216,107)
                                                                   ----------  -------------------   ----------  -------------------
  Net increase (decrease) in net assets from operations              (643,127)            (461,499)    (219,353)           (219,670)
                                                                   ----------  -------------------   ----------  -------------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                               216,483              155,869       41,220              54,988
  Withdrawals                                                        (126,721)             (17,015)     (64,364)             (5,002)
  Contract benefits                                                         -                    -       (2,064)                  -
  Contract charges                                                       (534)                 (66)        (263)                (32)
  Transfers between sub-accounts (including fixed account), net       911,492            2,810,161      280,763           1,033,113
  Other transfers from (to) the General Account                       381,813              271,649      120,451             107,051
  Net increase (decrease) in investment by Sponsor                      4,000                  293        4,000                 183
                                                                   ----------  -------------------   ----------  -------------------
  Net increase (decrease) in net assets from contract transactions  1,386,533            3,220,891      379,743           1,190,301
                                                                   ----------  -------------------   ----------  -------------------
  Net increase (decrease) in net assets                               743,406            2,759,392      160,390             970,631

 NET ASSETS:
  Beginning of year                                                 2,759,392                    -      970,631                   -
                                                                   ----------  -------------------   ----------  ------------------
  End of year                                                      $3,502,798  $         2,759,392   $1,131,021  $          970,631
                                                                   ==========  ===================   ==========  ==================

* Date of initial investment
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K


                                                                                                EATON
                                                                                               VANCE VT
                                                                              DGPF             FLOATING
                                                                     INTERNATIONAL EQUITY    RATE-INCOME FIDELITY VIP EQUITY-INCOME
                                                                    YEAR ENDED DECEMBER 31,  PERIOD FROM   YEAR ENDED DECEMBER 31,
                                                                    ------------------------  5/1/01* TO --------------------------
                                                                        2001        2000       12/31/01      2001           2000
                                                                    -----------  -----------  ---------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss)                                      $    70,748  $    63,665  $   3,041  $    108,913  $    113,688
  Net realized gain (loss)                                             (209,099)     541,058          -     2,074,097     3,351,460
  Net unrealized gain (loss)                                           (758,323)    (682,136)         -    (4,787,327)     (780,292)
                                                                    -----------  -----------  ---------  ------------  ------------
  Net increase (decrease) in net assets from operations                (896,674)     (77,413)     3,041    (2,604,317)    2,684,856
                                                                    -----------  -----------  ---------  ------------  ------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                 171,290      296,647     87,187     1,016,348     1,580,372
  Withdrawals                                                          (323,444)    (324,192)      (319)   (2,364,573)   (2,741,090)
  Contract benefits                                                     (17,682)      (5,361)         -      (260,625)     (197,593)
  Contract charges                                                       (2,150)      (1,889)       (16)      (12,698)      (10,200)
  Transfers between sub-accounts (including fixed account), net         107,843     (712,311)   694,626       221,322    (3,709,194)
  Other transfers from (to) the General Account                         (27,031)     126,845   (222,435)     (150,945)    1,026,279
  Net increase (decrease) in investment by Sponsor                        4,000            -      3,992         4,000             -
                                                                    -----------  -----------  ---------  ------------  ------------
  Net increase (decrease) in net assets from contract transactions      (87,174)    (620,261)   563,035    (1,547,171)   (4,051,426)
                                                                    -----------  -----------  ---------  ------------  ------------
  Net increase (decrease) in net assets                                (983,848)    (697,674)   566,076    (4,151,488)   (1,366,570)

 NET ASSETS:
  Beginning of year                                                   7,146,662    7,844,336          -    40,456,995    41,823,565
                                                                    -----------  -----------  ---------  ------------  ------------
  End of year                                                       $ 6,162,814  $ 7,146,662  $ 566,076  $ 36,305,507  $ 40,456,995
                                                                    ===========  ===========  =========  ============  ============


                                                                          FIDELITY VIP GROWTH            FIDELITY VIP HIGH INCOME
                                                                        YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------     ----------------------------
                                                                         2001             2000            2001             2000
                                                                     ------------     ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                                       $   (685,002)   $   (917,420)   $  1,531,668    $  1,214,632
  Net realized gain (loss)                                              2,621,577       8,007,522      (4,627,483)     (2,320,525)
  Net unrealized gain (loss)                                          (13,433,532)    (15,774,603)      1,290,442      (3,580,297)
                                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets from operations               (11,496,957)     (8,684,501)     (1,805,373)     (4,686,190)
                                                                     ------------    ------------    ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                 2,386,359       3,899,181         518,638         739,687
  Withdrawals                                                          (2,968,353)     (4,461,115)       (848,742)     (1,355,788)
  Contract benefits                                                      (210,928)       (177,729)        (70,393)       (189,261)
  Contract charges                                                        (21,280)        (18,851)         (4,010)         (3,904)
  Transfers between sub-accounts (including fixed account), net        (2,949,353)      6,876,047        (406,771)     (3,326,998)
  Other transfers from (to) the General Account                          (366,086)      1,838,551        (151,098)       (477,553)
  Net increase (decrease) in investment by Sponsor                          4,000              --           4,000              --
                                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets from contract transactions     (4,125,641)      7,956,084        (958,376)     (4,613,817)
                                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets                               (15,622,598)       (728,417)     (2,763,749)     (9,300,007)

NET ASSETS:
  Beginning of year                                                    59,975,262      60,703,679      14,000,723      23,300,730
                                                                     ------------    ------------    ------------    ------------
  End of year                                                        $ 44,352,664    $ 59,975,262    $ 11,236,974    $ 14,000,723
                                                                     ============    ============    ============    ============

* Date of initial investment
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                         FIDELITY VIP OVERSEAS         FIDELITY VIP II ASSET MANAGER
                                                                        YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------     ----------------------------
                                                                         2001             2000            2001             2000
                                                                     ------------     ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                                       $    334,979    $    (14,152)   $    229,421    $    148,748
  Net realized gain (loss)                                                297,326         958,631         (38,792)        685,457
  Net unrealized gain (loss)                                           (2,811,092)     (3,323,274)       (657,225)     (1,303,233)
                                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets from operations                (2,178,787)     (2,378,795)       (466,596)       (469,028)
                                                                     ------------    ------------    ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                   316,821         686,587         300,700         662,885
  Withdrawals                                                            (412,040)       (637,569)       (503,186)       (780,730)
  Contract benefits                                                       (81,329)        (27,735)        (54,451)        (53,755)
  Contract charges                                                         (3,184)         (2,682)         (2,392)         (1,826)
  Transfers between sub-accounts (including fixed account), net          (284,217)      2,004,861        (406,946)         74,458
  Other transfers from (to) the General Account                           (79,220)        481,233         102,198         309,864
  Net increase (decrease) in investment by Sponsor                          4,000              --           4,000              --
                                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets from contract transactions       (539,169)      2,504,695        (560,077)        210,896
                                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets                                (2,717,956)        125,900      (1,026,673)       (258,132)

NET ASSETS:
  Beginning of year                                                     9,851,094       9,725,194       8,490,118       8,748,250
                                                                     ------------    ------------    ------------    ------------
  End of year                                                        $  7,133,138    $  9,851,094    $  7,463,445    $  8,490,118
                                                                     ============    ============    ============    ============


                                                                                                               FT VIP
                                                FIDELITY VIP II        FIDELITY VIP III                   FRANKLIN NATURAL
                                                   CONTRAFUND         GROWTH OPPORTUNITIES               RESOURCES SECURITIES
                                                 SERVICE CLASS 2         SERVICE CLASS 2                       CLASS 2
                                                  PERIOD FROM       YEAR ENDED     PERIOD FROM       YEAR ENDED      PERIOD FROM
                                              5/1/01* TO 12/31/01    12/31/01   8/1/00* TO 12/31/00   12/31/01   8/1/00* TO 12/31/00
                                             ---------------------  ---------- --------------------- ---------- --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                  $      (497)       $    (3,259)  $      (1,041)     $    (5,786)   $      (1,157)
  Net realized gain (loss)                              (14)           (14,054)         (1,792)          (1,306)             322
  Net unrealized gain (loss)                          2,884            (32,059)        (27,638)        (206,189)          60,504
                                                -----------        -----------   -------------      -----------    -------------
  Net increase (decrease) in net assets from
   operations                                         2,373            (49,372)        (30,471)        (213,281)          59,669
                                                -----------        -----------   -------------      -----------    -------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                              26,649             92,880           1,538           23,871           30,000
  Withdrawals                                          (206)              (897)         (2,572)         (32,074)          (5,049)
  Contract benefits                                      --                 --              --               --               --
  Contract charges                                       (3)               (77)            (10)            (213)              (3)
  Transfers between sub-accounts (including
    fixed account), net                             122,937              3,801         323,392          663,931          450,033
  Other transfers from (to) the
    General Account                                  17,074              7,897           3,757          130,532           21,354
  Net increase (decrease) in investment
    by Sponsor                                        6,000              4,000             197            4,000              (88)
                                                -----------        -----------   -------------      -----------    -------------
  Net increase (decrease) in net assets from
    contract transactions                           172,451            107,604         326,302          790,047          496,247
                                                -----------        -----------   -------------      -----------    -------------
  Net increase (decrease) in net assets             174,824             58,232         295,831          576,766          555,916

NET ASSETS:
  Beginning of year                                      --            295,831              --          555,916               --
                                                -----------        -----------   -------------      -----------    -------------
  End of year                                   $   174,824        $   354,063   $     295,831      $ 1,132,682    $     555,916
                                                ===========        ===========   =============      ===========    =============

* Date of initial investment
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                     FT VIP                                 INVESCO
                                                               FRANKLIN SMALL CAP                         VIF HEALTH
                                                                     CLASS 2                            HEALTH SCIENCES
                                                            YEAR ENDED      PERIOD FROM            YEAR ENDED      PERIOD FROM
                                                             12/31/01   8/1/00* TO 12/31/00         12/31/01    8/1/00* TO 12/31/00
                                                           ------------ --------------------      -----------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                             $    (20,635)   $     (5,433)          $    (36,458)   $     (7,110)
  Net realized gain (loss)                                     (108,222)         (4,932)               (42,389)           (242)
  Net unrealized gain (loss)                                   (181,012)       (246,845)              (286,367)         53,919
                                                           ------------    ------------           ------------    ------------
  Net increase (decrease) in net assets from
    operations                                                 (309,869)       (257,210)              (365,214)         46,567
                                                           ------------    ------------           ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                         139,490          16,500                241,529         135,230
  Withdrawals                                                   (80,249)        (10,002)              (124,410)        (12,824)
  Contract benefits                                              (4,259)             --                 (2,482)             --
  Contract charges                                                 (407)            (43)                  (685)            (67)
  Transfers between sub-accounts (including
    fixed account), net                                       1,070,730       1,560,239              1,542,572       2,479,695
  Other transfers from (to) the General Account                 203,985         144,583                259,418          46,907
  Net increase (decrease) in investment by Sponsor                4,000             284                  4,000            (166)
                                                           ------------    ------------           ------------    ------------
  Net increase (decrease) in net assets from
    contract transactions                                     1,333,290       1,711,561              1,919,942       2,648,775
                                                           ------------    ------------           ------------    ------------
  Net increase (decrease) in net assets                       1,023,421       1,454,351              1,554,728       2,695,342

NET ASSETS:
  Beginning of year                                           1,454,351              --              2,695,342              --
                                                           ------------    ------------           ------------    ------------
  End of year                                              $  2,477,772    $  1,454,351           $  4,250,070    $  2,695,342
                                                           ============    ============           ============    ============


                                                                                                            JANUS ASPEN
                                                                  JANUS ASPEN                            GROWTH AND INCOME
                                                              GROWTH SERVICE SHARES                       SERVICE SHARES
                                                            YEAR ENDED     PERIOD FROM             YEAR ENDED      PERIOD FROM
                                                             12/31/01   8/1/00* TO 12/31/00         12/31/01    8/1/00* TO 12/31/00
                                                           ------------ --------------------      -----------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                             $    (42,030)   $     (9,385)         $    (17,198)   $     (5,383)
  Net realized gain (loss)                                     (158,388)         (2,266)              (91,048)        (16,181)
  Net unrealized gain (loss)                                   (706,791)       (429,280)             (416,003)       (257,525)
                                                           ------------    ------------          ------------    ------------
  Net increase (decrease) in net assets from
    operations                                                 (907,209)       (440,931)             (524,249)       (279,089)
                                                           ------------    ------------          ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                         209,662         131,935               252,841          81,976
  Withdrawals                                                  (166,576)        (17,269)             (109,241)        (16,299)
  Contract benefits                                              (4,024)             --                (4,434)             --
  Contract charges                                                 (762)            (87)                 (571)            (64)
  Transfers between sub-accounts (including fixed
    account), net                                             1,052,148       2,675,783               899,014       2,708,723
  Other transfers from (to) the General Account                 248,549         207,696               315,933         346,713
  Net increase (decrease) in investment by Sponsor                4,000             178                 4,000             140
                                                           ------------    ------------          ------------    ------------
  Net increase (decrease) in net assets from
    contract transactions                                     1,342,997       2,998,236             1,357,542       3,121,189
                                                           ------------    ------------          ------------    ------------
  Net increase (decrease) in net assets                         435,788       2,557,305               833,293       2,842,100

NET ASSETS:
  Beginning of year                                           2,557,305              --             2,842,100              --
                                                           ------------    ------------          ------------    ------------
  End of year                                              $  2,993,093    $  2,557,305          $  3,675,393    $  2,842,100
                                                           ============    ============          ============    ============

* Date of initial investment
(a) Re-branded. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                    PIONEER                                   PIONEER
                                                                   EMERGING MARKETS                         REAL ESTATE
                                                               MARKETS VCT CLASS II                     GROWTH VCT CLASS II
                                                            YEAR ENDED     PERIOD FROM             YEAR ENDED      PERIOD FROM
                                                             12/31/01   8/1/00* TO 12/31/00         12/31/01    8/1/00* TO 12/31/00
                                                           ------------ --------------------      -----------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                             $     (9,554)   $     (2,184)          $     27,053    $      3,378
  Net realized gain (loss)                                     (123,365)         (2,176)                   653          (5,429)
  Net unrealized gain (loss)                                    106,214         (87,711)                26,340           9,830
                                                           ------------    ------------           ------------    ------------
  Net increase (decrease) in net assets from
    operations                                                  (26,705)        (92,071)                54,046           7,779
                                                           ------------    ------------           ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                          19,666           6,545                 42,761             909
  Withdrawals                                                   (16,984)         (3,498)               (27,696)         (7,407)
  Contract benefits                                              (2,214)             --                     --              --
  Contract charges                                                 (146)            (13)                  (125)             (3)
  Transfers between sub-accounts (including fixed
    account), net                                               654,800         598,902                665,099         252,396
  Other transfers from (to) the General Account                  21,336          91,291                 44,822             974
  Net increase (decrease) in investment by Sponsor                4,000             434                  4,000              32
                                                           ------------    ------------           ------------    ------------
  Net increase (decrease) in net assets from
    contract transactions                                       680,458         693,661                728,861         246,901
                                                           ------------    ------------           ------------    ------------
  Net increase (decrease) in net assets                         653,753         601,590                782,907         254,680

NET ASSETS:
  Beginning of year                                             601,590              --                254,680              --
                                                           ------------    ------------           ------------    ------------
  End of year                                              $  1,255,343    $    601,590           $  1,037,587    $    254,680
                                                           ============    ============           ============    ============


                                                                       SVS
                                                                      DREMAN                                  SCUDDER
                                                               FINANCIAL SERVICES (a)                   TECHNOLOGY GROWTH (a)
                                                            YEAR ENDED     PERIOD FROM             YEAR ENDED      PERIOD FROM
                                                             12/31/01   8/1/00* TO 12/31/00         12/31/01    8/1/00* TO 12/31/00
                                                           ------------ --------------------      -----------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                             $    (10,976)   $     (4,824)         $    (25,389)   $     (6,827)
  Net realized gain (loss)                                       14,531           1,774              (213,972)        (15,053)
  Net unrealized gain (loss)                                   (150,314)        173,411              (643,498)       (657,840)
                                                           ------------    ------------          ------------    ------------
  Net increase (decrease) in net assets from operations        (146,759)        170,361              (882,859)       (679,720)
                                                           ------------    ------------          ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                         154,569          55,383               203,958         218,531
  Withdrawals                                                  (258,024)         (9,566)             (137,463)        (12,379)
  Contract benefits                                                  --              --                (1,963)             --
  Contract charges                                                 (457)            (24)                 (561)            (65)
  Transfers between sub-accounts (including fixed
    account), net                                             1,657,646       1,514,364               698,516       2,232,076
  Other transfers from (to) the General Account                 143,324          96,665               169,399         149,530
  Net increase (decrease) in investment by Sponsor                4,000            (294)                4,000             407
                                                           ------------    ------------          ------------    ------------
  Net increase (decrease) in net assets from contract
    transactions                                              1,701,058       1,656,528               935,886       2,588,100
                                                           ------------    ------------          ------------    ------------
  Net increase (decrease) in net assets                       1,554,299       1,826,889                53,027       1,908,380

NET ASSETS:
  Beginning of year                                           1,826,889              --             1,908,380              --
                                                           ------------    ------------          ------------    ------------
  End of year                                              $  3,381,188    $  1,826,889          $  1,961,407    $  1,908,380
                                                           ============    ============          ============    ============


                                                                             T. ROWE PRICE
                                                                          INTERNATIONAL STOCK
                                                                        YEAR ENDED DECEMBER 31,
                                                                     -----------------------------
                                                                         2001             2000
                                                                     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)                                       $     34,501    $    (95,648)
  Net realized gain (loss)                                               (745,271)      1,812,370
  Net unrealized gain (loss)                                           (1,606,669)     (3,832,683)
                                                                     ------------    ------------
  Net increase (decrease) in net assets from operations                (2,317,439)     (2,115,961)
                                                                     ------------    ------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments                                                   291,236         449,122
  Withdrawals                                                            (596,579)       (405,332)
  Contract benefits                                                       (18,472)        (48,200)
  Contract charges                                                         (2,697)         (2,358)
  Transfers between sub-accounts (including fixed account), net           (90,710)        931,659
  Other transfers from (to) the General Account                           (32,540)        281,479
  Net increase (decrease) in investment by Sponsor                          4,000              --
                                                                     ------------    ------------
  Net increase (decrease) in net assets from contract transactions       (445,762)      1,206,370
                                                                     ------------    ------------
  Net increase (decrease) in net assets                                (2,763,201)       (909,591)

NET ASSETS:
  Beginning of year                                                     9,979,986      10,889,577
                                                                     ------------    ------------
  End of year                                                        $  7,216,785    $  9,979,986
                                                                     ============    ============

* Date of initial investment
(a) Re-branded See Note 1

The accompanying notes are an integral part of these financial statements

                              SEPARATE ACCOUNT VA-K

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-K ("The Separate Account"), which funds the Allmerica Advantage, ExecAnnuity Plus and Allmerica Premier Choice variable annuity contracts, in addition to the Delaware Golden Medallion contracts is a separate investment account of First Allmerica Financial Life Insurance Company ("FAFLIC"), established on April 1, 1994 for the purpose of separating from the general assets of FAFLIC those assets used to fund the variable portion of certain variable annuity contracts ("the Contracts") issued by FAFLIC. FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of FAFLIC. The Separate Account cannot be charged with liabilities arising out of any other business of FAFLIC.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers thirty-nine Sub-Accounts. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                                                  INVESTMENT MANAGER
----------                                                                  ------------------
Aim Variable Insurance Funds ("AIM V.I.")                                   A I M Advisors, Inc.
Alliance Variable Products Series Fund, Inc.(Class B)("Alliance B")         Alliance Capital Management, LP.
Allmerica Investment Trust ("AIT")                                          Allmerica Financial Investment Management
                                                                              Services, Inc. ("AFIMS")
Delaware Group Premium Fund ("DGPF")                                        Delaware International Advisors Ltd.
Delaware Group Premium Fund (Service Class)("DGPF SC")                      Delaware Management Company
Deutsche Asset Management VIT Funds ("Deutsche VIT")                        Deutsche Asset Management
Eaton Vance Variable Trust ("Eaton Vance VT")                               Eaton Vance Management
Fidelity Variable Insurance Products Fund ("Fidelity VIP")                  Fidelity Management & Research Company ("FMR")
Fidelity Variable Insurance Products Fund II ("Fidelity VIP II")            Fidelity Management & Research Company ("FMR")
Fidelity Variable Insurance Products Fund II (Service Class 2)              Fidelity Management & Research Company ("FMR")
  ("Fidelity VIP II SC")
Fidelity Variable Insurance Products Fund III (Service Class 2)             Fidelity Management & Research Company ("FMR")
  ("Fidelity VIP III SC")
Franklin Templeton Variable Insurance Products Trust (Class 2)("FT VIP")    Franklin Mutual Advisors, LLC
INVESCO Variable Investment Funds, Inc. ("INVESCO VIF")                     INVESCO Funds Group, Inc.
Janus Aspen Series (Service Shares) ("Janus Aspen")                         Janus Capital
Pioneer Variable Contracts Trust (Class II)("Pioneer II")                   Pioneer Investment Management, Inc. ("Pioneer")
Scudder Variable Series II ("Scudder II")                                   Zurich Scudder Investments, Inc.
T Rowe Price International Series, Inc. ("T Rowe Price")                    T Rowe Price International

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. AFIMS is an indirect wholly owned subsidiary of FAFLIC.

     Effective May 1, 2001, Kemper Variable Series (KVS) was renamed Scudder Variable Series II (SVSII). In addition, the underlying investment options were re-branded from Kemper to Scudder.

     On May 18, 2001, all SVSII funds implemented a 1 for 10 reverse stock split where each separate account received 1 share for every 10 shares owned and net asset value per share increased accordingly. The reverse stock split did not affect total net assets or unit values.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of FAFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). FAFLIC files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC FAFLIC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no federal income tax provision is required. FAFLIC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     Under the provisions of Section 817(h) of IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of IRC. FAFLIC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                                             PORTFOLIO INFORMATION
                                                                             ---------------------
                                                                                                    NET ASSET
                                                             NUMBER OF            AGGREGATE           VALUE
INVESTMENT PORTFOLIO                                           SHARES               COST            PER SHARE
--------------------                                           ------               ----            ---------
AIT Core Equity                                              14,306,612         $  34,904,351       $   1.633
AIT Equity Index                                             11,238,473            35,051,760           2.715
AIT Government Bond                                           7,331,105             7,796,268           1.077
AIT Money Market                                             21,566,423            21,566,423           1.000
AIT Select Aggressive Growth                                 15,135,416            32,278,966           1.251
AIT Select Capital Appreciation                               7,692,241            12,921,081           1.940
AIT Select Emerging Markets                                     457,936               352,581           0.717
AIT Select Growth                                            15,153,182            32,669,204           1.576
AIT Select Growth and Income                                 14,282,671            22,661,495           1.253
AIT Select International Equity                              14,329,692            19,998,724           1.113
AIT Select Investment Grade Income                            8,896,323             9,780,765           1.106
AIT Select Strategic Growth                                     425,105               284,247           0.483
AIT Select Strategic Income                                     207,396               222,844           1.042
AIT Select Value Opportunity                                 10,108,079            16,796,036           1.975
AIM V.I. Aggressive Growth                                      235,413             3,457,614          10.810
AIM V.I. Blue Chip                                               11,598                79,674           7.110
AIM V.I. Value                                                  160,379             4,479,933          23.350
Alliance Growth and Income Class B                              372,457             8,419,837          22.030
Alliance Premier Growth Class B                                 140,112             4,608,926          25.000
DGPF Growth Opportunities Service Class                          75,553             1,663,539          14.970
DGPF International Equity                                       443,361             6,152,257          13.900
Eaton Vance VT Floating Rate-Income                              56,608               566,076          10.000
Fidelity VIP Equity-Income                                    1,595,842            35,093,409          22.750
Fidelity VIP Growth                                           1,319,627            51,697,587          33.610
Fidelity VIP High Income                                      1,753,038            14,554,338           6.410
Fidelity VIP Overseas                                           513,915            10,213,455          13.880
Fidelity VIP II Asset Manager                                   514,366             8,310,088          14.510
Fidelity VIP II Contrafund Service Class 2                        8,741               171,940          20.000
Fidelity VIP III Growth Opportunties Service Class 2             23,541               413,760          15.040
FT VIP Franklin Natural Resources Securities Class 2             95,747             1,278,367          11.830
FT VIP Franklin Small Cap Class 2                               138,811             2,905,629          17.850
INVESCO VIF Health Sciences                                     233,520             4,482,518          18.200
Janus Aspen Growth Service Shares                               151,472             4,129,164          19.760
Janus Aspen Growth and Income Service Shares                    247,168             4,348,921          14.870
Pioneer Emerging Markets VCT Class II                           112,184             1,236,840          11.190
Pioneer Real Estate Growth VCT Class II                          70,345             1,001,417          14.750
SVS Dreman Financial Services (a)                               313,654             3,358,091          10.780
Scudder Technology Growth (a)                                   209,552             3,262,745           9.360
T. Rowe Price International Stock                               629,188             9,314,420          11.470

(a) Re-branded. See Note 1.

NOTE 4- EXPENSES AND RELATED PARTY TRANSACTIONS

     FAFLIC makes a daily charge against the net assets of each Sub-Account for mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses FAFLIC will absorb the losses. If costs are less than the amounts charged the difference will be a profit to FAFLIC. FAFLIC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with FAFLIC, or has certain family members with such an affiliation. Subject to state availability, FAFLIC offers a number of optional riders. A separate charge is made for each rider. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

     The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Annual Contract Fee for the year ended are displayed in the table below.

                                               ALLMERICA
                                              ADVANTAGE &
                                              EXECANNUITY           ALLMERICA
VARIABLE ACCOUNT DEDUCTIONS:                      PLUS           PREMIER CHOICE
Mortality and Expense Risk (Annual Rate)          1.25%               1.30%
Administrative Expense (Annual Rate)              0.20%               0.20%
Optional Rider Fees (Annual Rate)                                     0.15%

Contract Deductions:
Optional Rider Fees (Annual Rate):             0.15%-0.25%             N/A
Annual Contract Fee (Maximum)                      $30                 $35

     During the year ended December 31, 2001 management fees of the underlying funds were paid indirectly to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based on individual portfolios and average daily net assets. Additionally, on February 12, 2002, the Board of Trustees of Allmerica Investment Trust voted to approve a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002, each Portfolio would pay a distribution fee equal to an annual rate of 0.15% of the Portfolio's average daily net assets.

     Allmerica Investments, Inc., ("Allmerica Investments"), an indirect wholly-owned subsidiary of FAFLIC, is the principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by FAFLIC. As the current series of contracts have a surrender charge, no deduction is made for sales charges at the time of the sale.

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

     Transactions from contractowners and sponsor were as follows:


                                                                         ALLMERICA ADVANTAGE AND EXECANNUITY PLUS
                                                                                 YEAR ENDED DECEMBER 31,
                                                                           2001                           2000
                                                               ----------------------------    ----------------------------
                                                                  UNITS          AMOUNT           UNITS           AMOUNT
                                                               ------------    ------------    ------------    ------------
AIT Core Equity
  Issuance of Units                                               1,295,709    $  3,249,341       3,005,142    $  8,174,050
  Redemption of Units                                            (2,204,918)     (5,363,592)     (2,051,659)     (5,349,058)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (909,209)   $ (2,114,251)        953,483    $  2,824,992
                                                               ============    ============    ============    ============

AIT Equity Index
  Issuance of Units                                               2,124,528    $  5,336,933       4,278,817    $ 12,918,217
  Redemption of Units                                            (2,753,682)     (6,908,666)     (3,131,298)     (9,209,151)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (629,154)   $ (1,571,733)      1,147,519    $  3,709,066
                                                               ============    ============    ============    ============

AIT Government Bond
  Issuance of Units                                               3,861,040    $  5,460,750         947,705    $  1,193,000
  Redemption of Units                                            (1,713,485)     (2,405,511)     (1,754,048)     (2,226,915)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       2,147,555    $  3,055,239        (806,343)   $ (1,033,915)
                                                               ============    ============    ============    ============

AIT Money Market
  Issuance of Units                                              73,897,822    $ 97,667,044      78,223,232    $ 95,105,618
  Redemption of Units                                           (69,586,897)    (92,014,214)    (76,424,796)    (92,819,356)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       4,310,925    $  5,652,830       1,798,436    $  2,286,262
                                                               ============    ============    ============    ============

AIT Select Aggressive Growth
  Issuance of Units                                               1,972,108    $  3,771,318       5,163,806    $ 13,161,063
  Redemption of Units                                            (3,159,401)     (5,655,647)     (2,958,858)     (6,986,560)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                      (1,187,293)   $ (1,884,329)      2,204,948    $  6,174,503
                                                               ============    ============    ============    ============

AIT Select Capital Appreciation
  Issuance of Units                                                 848,231    $  2,025,633       1,873,303    $  4,293,709
  Redemption of Units                                            (1,595,406)     (3,677,447)     (1,523,790)     (3,523,060)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (747,175)   $ (1,651,814)        349,513    $    770,649
                                                               ============    ============    ============    ============

AIT Select Emerging Markets
  Issuance of Units                                               9,032,139    $  6,395,851         591,020    $    523,404
  Redemption of Units                                            (9,069,546)     (6,405,121)        (66,717)        (52,548)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         (37,407)   $     (9,270)        524,303    $    470,856
                                                               ============    ============    ============    ============

AIT Select Growth
  Issuance of Units                                               1,378,567    $  3,660,738       3,617,688    $ 11,528,166
  Redemption of Units                                            (2,553,480)     (6,350,356)     (2,630,315)     (8,045,269)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                      (1,174,913)   $ (2,689,618)        987,373    $  3,482,897
                                                               ============    ============    ============    ============

AIT Select Growth and Income
  Issuance of Units                                               1,093,654    $  2,251,776       3,150,361    $  7,499,997
  Redemption of Units                                            (2,240,526)     (4,561,337)     (1,813,097)     (4,163,801)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                      (1,146,872)   $ (2,309,561)      1,337,264    $  3,336,196
                                                               ============    ============    ============    ============

AIT Select International Equity
  Issuance of Units                                               7,257,977    $ 11,877,363       3,524,263    $  6,365,634
  Redemption of Units                                            (7,974,625)    (12,978,390)     (2,618,363)     (4,459,995)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (716,648)   $ (1,101,027)        905,900    $  1,905,639
                                                               ============    ============    ============    ============

AIT Select Investment Grade Income
  Issuance of Units                                               2,570,326    $  3,819,274         918,029    $  1,129,280
  Redemption of Units                                            (1,161,108)     (1,714,138)     (1,550,689)     (1,997,428)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,409,218    $  2,105,136        (632,660)   $   (868,148)
                                                               ============    ============    ============    ============

AIT Select Strategic Growth
  Issuance of Units                                                 340,983    $    180,863         436,318    $    395,418
  Redemption of Units                                              (276,496)       (162,595)        (84,537)        (75,583)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                          64,487    $     18,268         351,781    $    319,835
                                                               ============    ============    ============    ============

AIT Select Strategic Income
  Issuance of Units                                                 253,280    $    262,823               -    $          -
  Redemption of Units                                               (48,370)        (49,226)              -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         204,910    $    213,597               -    $          -
                                                               ============    ============    ============    ============

AIT Select Value Opportunity
  Issuance of Units                                               2,103,513    $  4,887,182       1,962,889    $  3,349,972
  Redemption of Units                                            (1,689,542)     (3,895,115)     (2,527,269)     (4,367,316)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         413,971    $    992,067        (564,380)   $ (1,017,344)
                                                               ============    ============    ============    ============




                                                                    ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                                 YEAR ENDED DECEMBER 31,
                                                                           2001                           2000
                                                               ----------------------------    ----------------------------
                                                                  UNITS          AMOUNT           UNITS           AMOUNT
                                                               ------------    ------------    ------------    ------------
AIM V.I. Aggressive Growth
  Issuance of Units                                               2,205,823    $  1,727,853       2,611,914    $  2,683,013
  Redemption of Units                                              (868,907)       (684,918)       (116,880)       (114,101)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,336,916    $  1,042,935       2,495,034    $  2,568,912
                                                               ============    ============    ============    ============

AIM V.I. Blue Chip
  Issuance of Units                                                  93,687    $     77,903               -    $          -
  Redemption of Units                                                (2,375)         (2,037)              -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                          91,312    $     75,866               -    $          -
                                                               ============    ============    ============    ============

AIM V.I. Value
  Issuance of Units                                               2,857,510    $  2,366,250       3,099,802    $  2,936,042
  Redemption of Units                                              (951,967)       (780,187)        (91,325)        (84,612)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,905,543    $  1,586,063       3,008,477    $  2,851,430
                                                               ============    ============    ============    ============

Alliance Growth and Income Class B
  Issuance of Units                                               6,972,566    $  7,327,750       2,121,398    $  2,184,292
  Redemption of Units                                            (1,099,181)     (1,136,697)       (122,204)       (124,162)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       5,873,385    $  6,191,053       1,999,194    $  2,060,130
                                                               ============    ============    ============    ============

Alliance Premier Growth Class B
  Issuance of Units                                               2,684,919    $  1,951,124       3,574,586    $  3,371,973
  Redemption of Units                                              (778,428)       (568,591)       (155,846)       (151,082)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,906,491    $  1,382,533       3,418,740    $  3,220,891
                                                               ============    ============    ============    ============

DGPF Growth Opportunities Service Class
  Issuance of Units                                                 888,126    $    746,583       3,073,850    $  4,756,479
  Redemption of Units                                              (436,193)       (370,839)     (3,440,515)     (5,376,740)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         451,933    $    375,744        (366,665)   $   (620,261)
                                                               ============    ============    ============    ============

DGPF International Equity
  Issuance of Units                                              14,475,706    $ 21,655,403       1,201,178    $  1,269,424
  Redemption of Units                                           (14,462,231)    (21,746,577)        (75,180)        (79,123)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                          13,475    $    (91,174)      1,125,998    $  1,190,301
                                                               ============    ============    ============    ============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                               1,801,248    $  1,782,074               -    $          -
  Redemption of Units                                            (1,240,932)     (1,223,038)              -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         560,316    $    559,036               -    $          -
                                                               ============    ============    ============    ============

Fidelity VIP Equity-Income
  Issuance of Units                                               2,572,184    $  6,335,843       3,614,066    $  7,748,436
  Redemption of Units                                            (3,250,823)     (7,887,014)     (5,302,600)    (11,799,862)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (678,639)   $ (1,551,171)     (1,688,534)   $ (4,051,426)
                                                               ============    ============    ============    ============

Fidelity VIP Growth
  Issuance of Units                                               2,262,481    $  7,295,064       5,663,779    $ 20,346,297
  Redemption of Units                                            (3,916,198)    (11,424,705)     (3,577,767)    (12,390,213)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                      (1,653,717)   $ (4,129,641)      2,086,012    $  7,956,084
                                                               ============    ============    ============    ============

Fidelity VIP High Income
  Issuance of Units                                              15,145,184    $ 17,740,686       7,062,529    $  9,432,612
  Redemption of Units                                           (16,062,724)    (18,703,061)    (10,269,781)    (14,046,429)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (917,540)   $   (962,375)     (3,207,252)   $ (4,613,817)
                                                               ============    ============    ============    ============

Fidelity VIP Overseas
  Issuance of Units                                                 859,076    $  1,288,993       2,496,485    $  4,531,847
  Redemption of Units                                            (1,276,423)     (1,832,163)     (1,198,187)     (2,027,152)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (417,347)   $   (543,170)      1,298,298    $  2,504,695
                                                               ============    ============    ============    ============

Fidelity VIP II Asset Manager
  Issuance of Units                                                 600,537    $  1,060,607       1,281,024    $  2,271,593
  Redemption of Units                                              (933,739)     (1,624,684)     (1,165,452)     (2,060,697)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (333,202)   $   (564,077)        115,572    $    210,896
                                                               ============    ============    ============    ============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                                 159,696    $    149,101               -    $          -
  Redemption of Units                                                  (675)           (651)              -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         159,021    $    148,450               -    $          -
                                                               ============    ============    ============    ============




                                                                    ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                                 YEAR ENDED DECEMBER 31,
                                                                           2001                           2000
                                                               ----------------------------    ----------------------------
                                                                  UNITS          AMOUNT           UNITS           AMOUNT
                                                               ------------    ------------    ------------    ------------
Fidelity VIP III Growth Opportunties
Service Class 2
  Issuance of Units                                                 238,120    $    186,644         371,481    $    360,701
  Redemption of Units                                              (102,163)        (83,039)        (36,970)        (34,399)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         135,957    $    103,605         334,511    $    326,302
                                                               ============    ============    ============    ============

FT VIP Franklin Natural Resources
Securities Class 2
  Issuance of Units                                               1,112,601    $  1,197,806         479,181    $    510,025
  Redemption of Units                                              (387,595)       (411,758)        (12,937)        (13,778)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         725,006    $    786,048         466,244    $    496,247
                                                               ============    ============    ============    ============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                               2,578,371    $  1,966,274       1,832,924    $  1,838,958
  Redemption of Units                                              (813,040)       (636,984)       (129,544)       (127,397)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,765,331    $  1,329,290       1,703,380    $  1,711,561
                                                               ============    ============    ============    ============

INVESCO VIF Health Sciences
  Issuance of Units                                               2,800,237    $  2,745,212       2,630,326    $  2,876,131
  Redemption of Units                                              (814,902)       (849,270)       (209,427)       (227,356)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,985,335    $  1,895,942       2,420,899    $  2,648,775
                                                               ============    ============    ============    ============

Janus Aspen Growth Service Shares
  Issuance of Units                                               2,864,188    $  2,179,393       3,178,948    $  3,183,804
  Redemption of Units                                            (1,131,857)       (840,397)       (188,333)       (185,568)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,732,331    $  1,338,996       2,990,615    $  2,998,236
                                                               ============    ============    ============    ============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                               2,584,717    $  2,145,664       3,428,217    $  3,385,160
  Redemption of Units                                              (953,277)       (792,122)       (270,991)       (263,971)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,631,440    $  1,353,542       3,157,226    $  3,121,189
                                                               ============    ============    ============    ============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                               6,780,478    $  4,842,723         912,021    $    797,658
  Redemption of Units                                            (5,766,447)     (4,166,264)       (118,848)       (103,997)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,014,031    $    676,459         793,173    $    693,661
                                                               ============    ============    ============    ============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                                 956,495    $    980,791         629,385    $    606,923
  Redemption of Units                                              (240,908)       (255,929)       (376,498)       (360,022)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                         715,587    $    724,862         252,887    $    246,901
                                                               ============    ============    ============    ============

SVS Dreman Financial Services (a)
  Issuance of Units                                               2,319,649    $  2,688,612       1,607,312    $  1,771,534
  Redemption of Units                                              (860,584)       (991,555)       (105,462)       (115,006)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,459,065    $  1,697,057       1,501,850    $  1,656,528
                                                               ============    ============    ============    ============

Scudder Technology Growth (a)
  Issuance of Units                                               2,361,300    $  1,500,828       2,824,194    $  2,776,791
  Redemption of Units                                              (942,961)       (568,942)       (195,036)       (188,691)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                       1,418,339    $    931,886       2,629,158    $  2,588,100
                                                               ============    ============    ============    ============

T. Rowe Price International Stock
  Issuance of Units                                               8,112,740      10,700,414      16,368,302    $ 26,105,367
  Redemption of Units                                            (8,497,210)    (11,150,176)    (15,585,248)    (24,898,997)
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease)                                        (384,470)       (449,762)        783,054    $  1,206,370
                                                               ============    ============    ============    ============



(a)  Re-branded.  See Note 1.


                                                                               ALLMERICA PREMIER CHOICE
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------
AIT Core Equity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Equity Index
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============



                                                                         ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------
AIT Government Bond
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Money Market
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Aggressive Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Capital Appreciation
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Emerging Markets
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Growth and Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select International Equity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Investment Grade Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Strategic Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Strategic Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Value Opportunity
  Issuance of Units                                                  21,124   $     22,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                          21,124   $     22,000              -   $          -
                                                               ============   ============   ============   ============

AIM V.I. Aggressive Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIM V.I. Blue Chip
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============


                                        SA-25


                                                                         ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------
AIM V.I. Value
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Alliance Growth and Income Class B
  Issuance of Units                                                  21,903   $     22,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                          21,903   $     22,000              -   $          -
                                                               ============   ============   ============   ============

Alliance Premier Growth Class B
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

DGPF Growth Opportunities Service Class
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

DGPF International Equity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP Equity-Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP High Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP Overseas
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP II Asset Manager
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                                  21,800   $     22,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                          21,800   $     22,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP III Growth Opportunties
Service Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============


                                        SA-26


                                                                         ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------

FT VIP Franklin Natural Resources
Securities Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

INVESCO VIF Health Sciences
  Issuance of Units                                                  22,587   $     22,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                          22,587   $     22,000              -   $          -
                                                               ============   ============   ============   ============

Janus Aspen Growth Service Shares
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

SVS Dreman Financial Services (a)
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Scudder Technology Growth (a)
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

T. Rowe Price International Stock
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============



(a)  Re-branded.  See Note 1.


                                                                     ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------
AIT Core Equity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Equity Index
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Government Bond
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Money Market
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Aggressive Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Capital Appreciation
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Emerging Markets
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Growth and Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select International Equity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Investment Grade Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Strategic Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Strategic Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIT Select Value Opportunity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIM V.I. Aggressive Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIM V.I. Blue Chip
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

AIM V.I. Value
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============




                                                                ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------
Alliance Growth and Income Class B
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Alliance Premier Growth Class B
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

DGPF Growth Opportunities Service Class
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

DGPF International Equity
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP Equity-Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP Growth
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP High Income
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP Overseas
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP II Asset Manager
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Fidelity VIP III Growth Opportunties
Service Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

FT VIP Franklin Natural Resources Securities
Securities Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============


                                        SA-29


                                                                ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                                YEAR ENDED DECEMBER 31,
                                                                          2001                          2000
                                                               ---------------------------   ---------------------------
                                                                   UNITS         AMOUNT         UNITS          AMOUNT
                                                               ------------   ------------   ------------   ------------
FT VIP Franklin Small Cap Class 2
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

INVESCO VIF Health Sciences
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Janus Aspen Growth Service Shares
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

SVS Dreman Financial Services (a)
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

Scudder Technology Growth (a)
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============

T. Rowe Price International Stock
  Issuance of Units                                                   2,000   $      2,000              -   $          -
  Redemption of Units                                                     -              -              -              -
                                                               ------------   ------------   ------------   ------------
    Net increase (decrease)                                           2,000   $      2,000              -   $          -
                                                               ============   ============   ============   ============


(a) Re-branded. See Note 1.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:


INVESTMENT PORTFOLIO                                    PURCHASES                 SALES
--------------------                                    ---------                 -----
AIT Core Equity                                       $   8,050,300         $      3,578,896
AIT Equity Index                                          4,332,084                4,290,806
AIT Government Bond                                       4,783,584                1,492,783
AIT Money Market                                         70,386,379               64,201,362
AIT Select Aggressive Growth                              6,301,090                3,434,403
AIT Select Capital Appreciation                           1,916,198                2,644,530
AIT Select Emerging Markets                               6,362,576                6,373,015
AIT Select Growth                                         2,301,232                3,961,760
AIT Select Growth and Income                                835,884                3,334,196
AIT Select International Equity                          13,208,497               11,009,101
AIT Select Investment Grade Income                        3,653,684                1,162,560
AIT Select Strategic Growth                                 145,459                  126,055
AIT Select Strategic Income                                 315,889                   92,940
AIT Select Value Opportunity                              5,017,178                2,301,859
AIM V.I. Aggressive Growth                                1,334,703                  323,371
AIM V.I. Blue Chip                                           81,785                    2,177
AIM V.I. Value                                            2,057,124                  435,028
Alliance Growth and Income Class B                        6,787,848                  409,561
Alliance Premier Growth Class B                           1,860,389                  350,307
DGPF Growth Opportunities Service Class                     857,527                  252,021
DGPF International Equity                                21,869,907               21,405,526
Eaton Vance VT Floating Rate-Income                       2,775,229                2,209,153
Fidelity VIP Equity-Income                                5,609,320                5,205,937
Fidelity VIP Growth                                       6,183,946                7,132,633
Fidelity VIP High Income                                 17,726,247               17,153,144
Fidelity VIP Overseas                                     1,781,319                1,265,485
Fidelity VIP II Asset Manager                             1,117,592                1,320,438
Fidelity VIP II Contrafund Service Class 2                  172,587                      633
Fidelity VIP III Growth Opportunties Service Class 2        186,109                   81,764
FT VIP Franklin Natural Resources Securities Class 2      1,200,043                  415,782
FT VIP Franklin Small Cap Class 2                         1,647,660                  335,005
INVESCO VIF Health Sciences                               2,312,498                  429,014
Janus Aspen Growth Service Shares                         1,768,810                  461,907
Janus Aspen Growth and Income Service Shares              1,812,707                  472,363
Pioneer Emerging Markets VCT Class II                     4,542,734                3,871,830
Pioneer Real Estate Growth VCT Class II                     909,727                  153,813
SVS Dreman Financial Services (a)                         2,434,999                  732,891
Scudder Technology Growth (a)                             1,194,078                  283,581
T. Rowe Price International Stock                        10,196,476               10,607,737

(a) Re-branded. See Note 1

NOTE 7- FINANCIAL HIGHLIGHTS

         A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:


                                                           AT DECEMBER 31
                                                           --------------

                                                          UNIT            UNIT
                                                          VALUE          VALUE
                                              UNITS      LOWEST         HIGHEST   NET ASSETS
                                              -----      ------         -------   ----------
AIT Core Equity
2001                                        10,748,715  1.006631       2.174676   $23,370,300
AIT Equity Index
2001                                        11,962,664  1.015741       2.551646    30,518,339
AIT Government Bond
2001                                         5,463,066  0.993283       1.445643     7,895,835
AIT Money Market
2001                                        16,157,337  1.000398       1.334848    21,566,423
AIT Select Aggressive Growth
2001                                        12,129,880    1.0166       1.561158    18,934,480
AIT Select Capital Appreciation
2001                                         6,284,484  1.062242       2.375406    14,922,948
AIT Select Emerging Markets
2001                                           490,896    0.6657       1.053197       328,340
AIT Select Growth
2001                                        11,271,573  1.007676       2.119131    23,881,495
AIT Select Growth and Income
2001                                         9,152,150  1.016138       1.956488    17,902,311
AIT Select International Equity
2001                                        11,033,986  1.030197       1.445589    15,948,948
AIT Select Investment Grade Income
2001                                         6,466,596  0.990568       1.521928     9,839,568
AIT Select Strategic Growth
2001                                           420,268  0.482999       1.067350       205,326
AIT Select Strategic Income
2001                                           208,910  0.987084       1.035377       216,107
AIT Select Value Opportunity
2001                                         8,181,916  1.079629       2.443804    19,963,457
AIM V.I. Aggressive Growth
2001                                         3,835,950  0.663023       1.037223     2,544,820
AIM V.I. Blue Chip
2001                                            95,312  0.858678       1.013235        82,461
AIM V.I. Value
2001                                         4,918,020  0.761244       1.017991     3,744,840
Alliance Growth and Income Class B
2001                                         7,896,482  1.020972       1.039153     8,205,221
Alliance Premier Growth Class B
2001                                         5,329,231  0.657009       1.018393     3,502,798
DGPF Growth Opportunities Service Class
2001                                         1,581,931  0.714073       1.065770     1,131,021
DGPF International Equity
2001                                         4,210,614  1.018508       1.464061     6,162,814
Eaton Vance VT Floating Rate-Income
2001                                           564,316  0.999061       1.003146       566,076
Fidelity VIP Equity-Income
2001                                        15,472,493  1.027168       2.346796    36,305,507
Fidelity VIP Growth
2001                                        16,964,238  1.012582       2.614858    44,352,664
Fidelity VIP High Income
2001                                        10,899,194  0.998727       1.031003    11,236,974
Fidelity VIP Overseas
2001                                         5,681,288  1.006699       1.255725     7,133,138
Fidelity VIP II Asset Manager
2001                                         4,400,210  1.010565       1.696780     7,463,445
Fidelity VIP II Contrafund Service Class 2
2001                                           182,821  0.945816       1.026036       174,824
Fidelity VIP III Growth Opportunities
  Service Class 2
2001                                           474,468  0.743936       1.016411       354,063
FT VIP Franklin Natural Resources Securities
   Class 2
2001                                         1,195,250  0.947241        1.07032     1,132,682
FT VIP Franklin Small Cap Class 2
2001                                         3,472,711  0.713107       1.052501     2,477,772
INVESCO VIF Health Sciences
2001                                         4,430,822   0.95911       0.976417     4,250,070
Janus Aspen Growth Service Shares
2001                                         4,726,946   0.63287       1.020532     2,993,093
Janus Aspen Growth and Income
    Service Shares
2001                                         4,792,666  0.766665       1.022831     3,675,393
Pioneer Emerging Markets VCT Class II
2001                                         1,811,204  0.692374       1.020734     1,255,343
Pioneer Real Estate Growth VCT Class II
2001                                           972,474  1.026483       1.067123     1,037,587
SVS Dreman Financial Services (b)
2001                                         2,964,915  1.026334       1.140554     3,381,188
Scudder Technology Growth (b)
2001                                         4,051,497  0.483605       1.004205     1,961,407
T. Rowe Price International Stock
2001                                         6,339,951  1.030585       1.138371     7,216,785



                                                              FOR THE YEAR ENDED DECEMBER 31
                                                              ------------------------------

                                              INVESTMENT*   EXPENSE**    EXPENSE**    TOTAL***     TOTAL***
                                                INCOME       RATIO        RATIO       RETURN        RETURN
                                                 RATIO       LOWEST      HIGHEST      LOWEST       HIGHEST
                                                 -----       ------      -------      ------       -------
AIT Core Equity
2001                                             0.72%        1.45%        1.65%      -18.08% (a)    0.67%
AIT Equity Index
2001                                             0.98         1.45         1.65       -13.29  (a)    1.59
AIT Government Bond
2001                                             5.18         1.45         1.65        -0.67  (a)    6.07
AIT Money Market
2001                                             4.06         1.45         1.65         0.04         2.77 (a)
AIT Select Aggressive Growth
2001                                              N/A         1.45         1.65       -22.77  (a)    1.67
AIT Select Capital Appreciation
2001                                              N/A         1.45         1.65        -2.56  (a)    6.24
AIT Select Emerging Markets
2001                                              N/A         1.45         1.65       -10.44  (a)    5.32
AIT Select Growth
2001                                              N/A         1.45         1.65       -25.80  (a)    0.78
AIT Select Growth and Income
2001                                             0.54         1.45         1.65       -13.03  (a)    1.63
AIT Select International Equity
2001                                             1.56         1.45         1.65       -22.66  (a)    3.03
AIT Select Investment Grade Income
2001                                             5.96         1.45         1.65        -0.94          6.38 (a)
AIT Select Strategic Growth
2001                                              N/A         1.45         1.65       -30.32  (a)     6.74
AIT Select Strategic Income
2001                                             4.75         1.45         1.65        -1.29          3.54 (a)
AIT Select Value Opportunity
2001                                             0.61         1.45         1.65         7.96         11.05 (a)
AIM V.I. Aggressive Growth
2001                                              N/A         1.45         1.65       -27.14  (a)     3.72
AIM V.I. Blue Chip
2001                                             0.06         1.45         1.65       -14.13  (a)     1.32
AIM V.I. Value
2001                                             0.15         1.45         1.65       -13.83  (a)     1.80
Alliance Growth and Income Class B
2001                                             0.53         1.45         1.65        -1.30  (a)     2.11
Alliance Premier Growth Class B
2001                                              N/A         1.45         1.65       -18.60  (a)     1.84
DGPF Growth Opportunities Service Class
2001                                              N/A         1.45         1.65       -17.16  (a)     6.58
DGPF International Equity
2001                                             2.61         1.45         1.65       -14.10  (a)     1.86
Eaton Vance VT Floating Rate-Income
2001                                             2.12         1.45         1.65        -0.09          0.32 (a)
Fidelity VIP Equity-Income
2001                                             1.75         1.45         1.65        -6.34  (a)     2.73
Fidelity VIP Growth
2001                                             0.08         1.45         1.65       -18.85  (a)     1.27
Fidelity VIP High Income
2001                                            12.85         1.45         1.65       -13.01  (a)    -0.12
Fidelity VIP Overseas
2001                                             5.51         1.45         1.65       -22.31  (a)     0.68
Fidelity VIP II Asset Manager
2001                                             4.46         1.45         1.65        -5.48  (a)     1.07
Fidelity VIP II Contrafund Service Class 2
2001                                              N/A         1.45         1.65        -5.42          2.60 (a)
Fidelity VIP III Growth Opportunities
  Service Class 2
2001                                             0.34         1.45         1.65       -15.88  (a)     1.64
FT VIP Franklin Natural Resources Securities
   Class 2
2001                                             0.86         1.45         1.65       -20.56  (a)     7.03
FT VIP Franklin Small Cap Class 2
2001                                             0.40         1.45         1.65       -16.48  (a)     5.25
INVESCO VIF Health Sciences
2001                                             0.41         1.45         1.65       -13.85  (a)    -2.36
Janus Aspen Growth Service Shares
2001                                              N/A         1.45         1.65       -25.99  (a)     2.05
Janus Aspen Growth and Income
    Service Shares
2001                                             0.92         1.45         1.65       -14.83  (a)     2.28
Pioneer Emerging Markets VCT Class II
2001                                              N/A         1.45         1.65        -8.71  (a)     2.07
Pioneer Real Estate Growth VCT Class II
2001                                             5.50         1.45         1.65         2.65          5.96 (a)
SVS Dreman Financial Services (b)
2001                                             1.08         1.45         1.65        -6.24  (a)     2.65
Scudder Technology Growth (b)
2001                                             0.18         1.45         1.65       -33.37  (a)     0.42
T. Rowe Price International Stock
2001                                             1.88         1.45         1.65       -23.34  (a)     3.07



* THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUBACCOUNT FROM THE UNDERLYING MUTUAL FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUBACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUBACCOUNTS INVEST.

** THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

*** THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

(A) START DATE OF 12/03/01
(B) RE-BRANDED. SEE NOTE 1.


                                        SA-31